Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2020

Investments			Shares (000)		Fair Value
LONG-TERM INVESTMENTS 98.51%

COMMON STOCKS 4.70%

Electronics 0.73%

NVIDIA Corp.				16	$8,452,684

Food: Wholesale 0.49%

Beyond Meat, Inc.*				42	5,705,700

Pharmaceuticals 1.58%

Arena Pharmaceuticals, Inc.*				54	3,753,174
Regeneron Pharmaceuticals, Inc.*				9	5,269,405
Rocket Pharmaceuticals, Inc.*				166	4,239,506
Vertex Pharmaceuticals, Inc.*				18	5,038,116
Total					18,300,201

Real Estate Development & Management 0.23%

Innovative Industrial Properties, Inc.				21	2,584,890

Software/Services 1.67%

CD Projekt SA*(a)			PLN	95	11,311,059
Limelight Networks, Inc.*				412	2,338,195
Pinterest, Inc. Class A*				154	5,665,660
Total					19,314,914
Total Common Stocks (cost $41,928,536)					54,358,389

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 86.65%

Air Transportation 2.28%

American Airlines Group, Inc.	6.50%	7/1/2025		$8,442	8,172,495
Atlas Air Worldwide Holdings, Inc.	1.875%	6/1/2024		5,850	6,912,216
Southwest Airlines Co.	1.25%	5/1/2025		8,420	11,218,101
Total					26,302,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automakers 11.39%

Tesla, Inc.	2.00%	5/15/2024	$15,217	$122,060,122
Winnebago Industries, Inc.†	1.50%	4/1/2025	8,785	9,657,406
Total				131,717,528

Consumer/Commercial/Lease Financing 1.15%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.125%	9/1/2022	8,350	13,297,375

Diversified Capital Goods 3.07%

Enphase Energy, Inc.†	0.25%	3/1/2025	17,600	21,494,880
Patrick Industries, Inc.	1.00%	2/1/2023	14,260	14,038,756
Total				35,533,636

Electronics 6.12%

Advanced Micro Devices, Inc.	2.125%	9/1/2026	1,964	22,220,893
Inphi Corp.	1.125%	12/1/2020	2,615	7,383,460
Microchip Technology, Inc.	1.625%	2/15/2025	8,900	21,039,048
Novellus Systems, Inc.	2.625%	5/15/2041	631	6,678,612
Teradyne, Inc.	1.25%	12/15/2023	4,930	13,425,006
Total				70,747,019

Gaming 1.02%

Penn National Gaming, Inc.	2.75%	5/15/2026	5,068	11,828,660

Health Services 3.32%

CryoPort, Inc.†	3.00%	6/1/2025	3,925	9,536,162
Insmed, Inc.	1.75%	1/15/2025	10,898	11,049,939
NeoGenomics, Inc.	1.25%	5/1/2025	5,528	7,091,275
Repligen Corp.	0.375%	7/15/2024	7,215	10,727,724
Total				38,405,100

Hotels 2.34%

Huazhu Group Ltd. (China)(b)	0.375%	11/1/2022	23,800	26,998,125

Integrated Energy 0.64%

Atlantica Sustainable Infrastructure Jersey Ltd. (Jersey)†(b)	4.00%	7/15/2025	7,168	7,383,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery 1.09%

Chart Industries, Inc.†	1.00%	11/15/2024		$9,425	$12,584,024

Media: Content 0.74%

Zynga, Inc.	0.25%	6/1/2024		6,762	8,587,740

Media: Diversified 1.77%

Match Group Financeco 2, Inc.†	0.875%	6/15/2026		14,090	20,450,259

Medical Products 4.34%

DexCom, Inc.†	0.25%	11/15/2025		27,460	29,342,328
Nevro Corp.	1.75%	6/1/2021		6,575	9,763,875
Tandem Diabetes Care, Inc.†	1.50%	5/1/2025		8,520	11,077,799
Total					50,184,002

Personal & Household Products 1.60%

Callaway Golf Co.†	2.75%	5/1/2026		12,866	18,505,528

Pharmaceuticals 4.85%

Bridgebio Pharma, Inc.†	2.50%	3/15/2027		7,891	7,841,431
Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	36,512	24,353,463
Invitae Corp.†	2.00%	9/1/2024		$4,775	6,716,697
Natera, Inc.†	2.25%	5/1/2027		4,348	8,074,563
Sarepta Therapeutics, Inc.	1.50%	11/15/2024		4,225	9,035,132
Total					56,021,286

Real Estate Development & Management 1.61%

IIP Operating Partnership LP†	3.75%	2/21/2024		1,843	3,568,942
Redfin Corp.	1.75%	7/15/2023		9,065	15,079,496
Total					18,648,438

Real Estate Investment Trusts 0.59%

IH Merger Sub LLC	3.50%	1/15/2022		5,125	6,800,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 1.63%

Carnival Corp.†	5.75%	4/1/2023	$4,250	$7,643,387
Royal Caribbean Cruises Ltd.†	4.25%	6/15/2023	9,230	11,253,858
Total				18,897,245

Software/Services 20.97%

Akamai Technologies, Inc.	0.375%	9/1/2027	16,649	19,738,224
Cerence, Inc.†	3.00%	6/1/2025	6,882	11,069,009
Coupa Software, Inc.†	0.375%	6/15/2026	19,645	25,799,865
DocuSign, Inc.	0.50%	9/15/2023	3,615	11,279,099
Everbridge, Inc.†	0.125%	12/15/2024	8,275	12,172,341
Five9, Inc.†	0.50%	6/1/2025	15,700	18,942,108
Limelight Networks, Inc.†	3.50%	8/1/2025	1,379	1,398,249
MongoDB, Inc.†	0.25%	1/15/2026	4,150	5,472,813
Okta, Inc.†	0.375%	6/15/2026	17,235	19,908,116
Pinduoduo, Inc. (China)†(b)	Zero Coupon	10/1/2024	2,726	5,776,444
Q2 Holdings, Inc.	0.75%	6/1/2026	5,271	6,734,151
RingCentral, Inc.†	Zero Coupon	3/1/2025	17,325	19,210,861
Square, Inc.†	0.125%	3/1/2025	24,825	37,819,067
Twilio, Inc.	0.25%	6/1/2023	3,230	12,328,362
Weibo Corp. (China)(b)	1.25%	11/15/2022	25,850	24,783,687
Wix.com Ltd. (Ireland)†(b)	Zero Coupon	8/15/2025	9,300	9,990,075
Total				242,422,471

Specialty Retail 6.55%

Burlington Stores, Inc.†	2.25%	4/15/2025	10,179	11,864,496
Etsy, Inc.†	0.125%	10/1/2026	9,106	13,944,015
RealReal, Inc. (The)†	3.00%	6/15/2025	4,601	5,378,987
RH	Zero Coupon	6/15/2023	9,280	16,446,552
Wayfair, Inc.†	0.625%	10/1/2025	27,220	28,072,633
Total				75,706,683

Support: Services 1.87%

Chegg, Inc.	0.25%	5/15/2023	4,185	11,475,864
ServiceNow, Inc.	Zero Coupon	6/1/2022	2,850	10,189,139
Total				21,665,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 5.06%

Lumentum Holdings, Inc.†	0.50%	12/15/2026	$16,070	$18,292,928
SunPower Corp.	0.875%	6/1/2021	4,910	4,701,248
SunPower Corp.	4.00%	1/15/2023	38,865	35,529,332
Total				58,523,508

Telecommunications: Wireline Integrated & Services 0.70%

GDS Holdings Ltd. (China)(b)	2.00%	6/1/2025	4,799	8,038,325

Transportation: Infrastructure/Services 1.95%

Scorpio Tankers, Inc. (Monaco)(b)	3.00%	5/15/2022	24,912	22,602,525
Total Convertible Bonds (cost $752,620,808)				1,001,851,283

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 7.16%

Banking 1.11%

Wells Fargo & Co.	7.50%		9	12,772,386

Electric: Integrated 2.17%

NextEra Energy, Inc.	4.872%		458	25,108,045

Medical Products 2.68%

Boston Scientific Corp.	5.50%		76	8,846,419
Danaher Corp.	4.75%		16	22,193,055
Total				31,039,474

Specialty Retail 1.20%

2020 Mandatory Exchangeable Trust†	6.50%		9	13,835,201
Total Convertible Preferred Stocks (cost $71,479,876)				82,755,106
Total Long- Term Investments (cost $866,029,220)				1,138,964,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2020

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.58%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $17,557,200 of U.S. Treasury Note at 2.625% due 2/28/2023; value: $18,640,813; proceeds: $18,275,288 (cost $18,275,288)	$18,275	$18,275,288
Total Investments in Securities 100.09% (cost $884,304,508)		1,157,240,066
Liabilities in Excess of Cash, Foreign Cash and Other Assets(c) (0.09%)		(990,008)
Net Assets 100.00%		$1,156,250,058

CAD	Canadian dollar.
PLN	Polish zloty.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $468,431,692, which represents 40.51% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Morgan Stanley	10/20/2020	1,762,278	$1,334,895	$1,351,251	$(16,356)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	22,664,000	16,698,282	17,377,936	(679,654)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	1,130,000	850,080	866,443	(16,363)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	698,000	526,918	535,201	(8,283)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	2,500,000	1,894,813	1,916,910	(22,097)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	1,999,758	1,517,281	1,533,342	(16,061)
Canadian dollar	Sell	Toronto Dominion Bank	10/20/2020	1,143,000	856,201	876,411	(20,210)
Polish zloty	Sell	Morgan Stanley	10/16/2020	27,343,000	6,954,563	7,426,134	(471,571)
Polish zloty	Sell	Morgan Stanley	10/16/2020	8,817,000	2,371,393	2,394,625	(23,232)
Polish zloty	Sell	Standard Chartered Bank	10/16/2020	1,918,000	511,762	520,913	(9,151)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,282,978)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$54,358,389	$—	$—	$54,358,389
Convertible Bonds	—	1,001,851,283	—	1,001,851,283
Convertible Preferred Stocks
Banking	—	12,772,386	—	12,772,386
Electric: Integrated	—	25,108,045	—	25,108,045
Medical Products	31,039,474	—	—	31,039,474
Specialty Retail	13,835,201	—	—	13,835,201
Short-Term Investment
Repurchase Agreement	—	18,275,288	—	18,275,288
Total	$99,233,064	$1,058,007,002	$—	$1,157,240,066
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(1,282,978)	—	(1,282,978)
Total	$—	$(1,282,978)	$—	$(1,282,978)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 119.28%

ASSET-BACKED SECURITIES 15.91%

Automobiles 7.40%

American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	$2,151	$2,162,415
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%	12/13/2023	1,545	1,555,394
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	3,152	3,154,043
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,664	1,690,723
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	285	285,837
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.412%(1 Mo. LIBOR + .26%) #	6/20/2022	315	315,114
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	1,306	1,319,828
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	653	667,248
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	2,865	2,879,503
BMW Vehicle Owner Trust 2020-A A2	0.39%	2/27/2023	6,403	6,407,855
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	579,957
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	2,191	2,236,726
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	525	526,467
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	1,442	1,473,984
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	2,001	2,009,314
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	948	954,750
CarMax Auto Owner Trust 2020-1 C	2.34%	11/17/2025	763	781,331
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	221	221,936
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	622	623,480
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	400	407,665
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	949	975,307
CPS Auto Receivables Trust 2020-B A†	1.15%	7/17/2023	5,199	5,215,749
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	158	158,653
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	4,295	4,321,032
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	398	404,946
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,772	1,819,981
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	2,491	2,524,985
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	787	796,953
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	5,337	5,480,311
Drive Auto Receivables Trust 2018-2 C	3.63%	8/15/2024	259	260,941
Drive Auto Receivables Trust 2018-2 D	4.14%	8/15/2024	2,452	2,550,228
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	1,027	1,036,560
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	67	67,218
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	237	238,264
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	2,033	2,039,575
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	127	127,513
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	76	76,419
First Investors Auto Owner Trust 2019-2A C†	2.71%	12/15/2025	1,606	1,649,211
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	275	276,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	$41	$40,540
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	984	991,662
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	1,407	1,437,227
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	1,198	1,207,896
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	5,281	5,318,036
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	962	966,066
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	8,021	8,036,612
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	314	314,678
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	937	950,568
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	1,477	1,517,812
GLS Auto Receivables Issuer Trust 2020-3A B†	1.38%	8/15/2024	1,467	1,469,747
GLS Auto Receivables Issuer Trust 2020-3A C†	1.92%	5/15/2025	3,345	3,352,404
GM Financial Consumer Automobile Receivables Trust 2018-4 A3	3.21%	10/16/2023	4,012	4,104,270
Honda Auto Receivables Owner Trust 2017-4 A4	2.21%	3/21/2024	5,591	5,658,268
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	1,011	1,014,779
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	2,903	2,912,075
Hyundai Auto Receivables Trust 2017-A 2017-A C	2.53%	11/15/2023	2,918	2,953,281
Hyundai Auto Receivables Trust 2017-B A4	1.96%	2/15/2023	6,709	6,772,682
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	1,038	1,045,584
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	322	324,112
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	977	985,564
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	5,396	5,428,188
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	169	169,066
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	752	759,378
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,508	1,517,823
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%	12/20/2022	5,603	5,622,421
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	1,503	1,514,957
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,285	1,320,297
Westlake Automobile Receivables Trust 2020-1A C†	2.52%	4/15/2025	3,611	3,691,139
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	10,733	10,781,869
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	246	247,409
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	1,038	1,043,030
World Omni Auto Receivables Trust 2018-B A3	2.87%	7/17/2023	1,898	1,929,350
Total				145,672,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 0.86%

Capital One Multi-Asset Execution Trust 2005-B3 B3	0.825%(3 Mo. LIBOR + .55%)	#	5/15/2028	$2,677	$2,592,507
Citibank Credit Card Issuance Trust 2018-A1	2.49%		1/20/2023	3,163	3,190,569
Genesis Sales Finance Master Trust 2019-AA A†	4.68%		8/20/2023	1,235	1,242,769
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	2,579	2,586,043
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	2,687	2,721,744
Trillium Credit Card Trust II 2018-2A A†	0.524%(1 Mo. LIBOR + .35%)	#	9/26/2023	1,563	1,563,134
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	754,691
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	2,213	2,216,950
Total					16,868,407

Other 7.65%

ALM VII Ltd. 2012-7A A2R2†	2.125%(3 Mo. LIBOR +1.85%)	#	7/15/2029	3,302	3,292,479
ALM VII Ltd. 2012-7A CR2†	3.825%(3 Mo. LIBOR+ 3.55%)	#	7/15/2029	888	871,917
Ares XLI CLO Ltd. 2016-41A B†	2.075%(3 Mo. LIBOR + 1.80%)	#	1/15/2029	2,100	2,090,153
Ares XXIX CLO Ltd. 2014-1A A1R†	1.463%(3 Mo. LIBOR + 1.19%)	#	4/17/2026	132	131,707
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	79	79,695
Avery Point IV CLO Ltd. 2014-1A BR†	1.845%(3 Mo. LIBOR + 1.60%)	#	4/25/2026	731	730,037
Avery Point VII CLO Ltd. 2015-7A BR†	2.025%(3 Mo. LIBOR + 1.75%)	#	1/15/2028	1,500	1,491,591
Avery Point VII CLO Ltd. 2015-7A CR†	2.725%(3 Mo. LIBOR + 2.45%)	#	1/15/2028	1,000	997,858
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	1.522%(3 Mo. LIBOR + 1.25%)	#	1/20/2029	3,500	3,499,188
BSPRT Issuer Ltd. 2018-FL4 A†	1.212%(1 Mo. LIBOR + 1.05%)	#	9/15/2035	2,138	2,104,552
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.872%(3 Mo. LIBOR + 1.60%)	#	10/20/2028	1,200	1,185,029
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	88	87,808
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	536	533,775
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	1,046	1,062,944
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	4,168	4,170,292
Galaxy XXI CLO Ltd. 2015-21A AR†	1.292%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	485	478,342
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.395%(3 Mo. LIBOR + 2.15%)	#	7/25/2027	448	442,160	(a)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	$1,867	$1,914,855
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	2,171	2,225,804
Jamestown CLO IX Ltd. 2016-9A BR†	2.922%(3 Mo. LIBOR + 2.65%)	#	10/20/2028	1,750	1,750,828
Jamestown CLO VII Ltd. 2015-7A CR†	2.845%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	1,681	1,575,923
JFIN CLO Ltd. 2014-1A B1R†	1.722%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	2,500	2,479,115
Kayne CLO 5 Ltd. 2019-5A A†	1.614%(3 Mo. LIBOR + 1.35%)	#	7/24/2032	4,000	3,996,000
Kayne CLO 7 Ltd. 2020-7A A1†	2.607%(3 Mo. LIBOR + 1.20%)	#	4/17/2033	4,578	4,527,771
KKR CLO Ltd.18 B†	1.972%(3 Mo. LIBOR + 1.70%)	#	7/18/2030	2,072	2,048,801
KKR CLO Ltd.18 D†	3.872%(3 Mo. LIBOR + 3.60%)	#	7/18/2030	332	304,507	(a)
KVK CLO Ltd. 2016-1A C†	3.425%(3 Mo. LIBOR + 3.15%)	#	1/15/2029	1,564	1,564,616
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	1,664	1,725,863
Marble Point CLO XVII Ltd. 2020-1A A†	1.572%(3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,824	2,810,035
Massachusetts Educational Financing Authority 2008-1 A1	1.195%(3 Mo. LIBOR + .95%)	#	4/25/2038	893	891,992
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	5,528	4,546,830
Mountain View CLO LLC 2017-1A AR†	1.361%(3 Mo. LIBOR + 1.09%)	#	10/16/2029	2,645	2,639,229
Mountain View CLO X Ltd. 2015-10A AR†	1.086%(3 Mo. LIBOR + .82%)	#	10/13/2027	1,306	1,297,685
Mountain View CLO X Ltd. 2015-10A BR†	1.616%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	1,449	1,419,943
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	1,418	1,499,375
Neuberger Berman CLO XX Ltd. 2015-20A AR†	1.075%(3 Mo. LIBOR + .80%)	#	1/15/2028	1,421	1,415,882
Northwoods Capital 20 Ltd. 2019-20A C†	3.045%(3 Mo. LIBOR + 2.80%)	#	1/25/2030	1,395	1,397,498
Northwoods Capital 20 Ltd. 2019-20A D†	4.495%(3 Mo. LIBOR + 4.25%)	#	1/25/2030	1,616	1,597,500
Octagon Investment Partners 25 Ltd. 2015-1A AR†	1.072%(3 Mo. LIBOR + .80%)	#	10/20/2026	1,778	1,768,601
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.444%(3 Mo. LIBOR + 1.18%)	#	1/24/2033	2,566	2,531,198
Octagon Investment Partners 48 Ltd. 2020-3A A†(b)	Zero Coupon	#(c)	10/20/2031	3,500	3,500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	$8,110	$8,192,751
Orec Ltd. 2018-CRE1 A†	1.342%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	1,950	1,908,619
Palmer Square Loan Funding Ltd. 2018-1A A1†	0.875%(3 Mo. LIBOR + .60%)	#	4/15/2026	10,874	10,833,458
Palmer Square Loan Funding Ltd. 2018-1A A2†	1.325%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	946	934,204
Palmer Square Loan Funding Ltd. 2018-1A B†	1.675%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	716	698,000
Palmer Square Loan Funding Ltd. 2018-5A A2†	1.672%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	485	477,016
Palmer Square Loan Funding Ltd. 2020-1A A1†	1.053%(3 Mo. LIBOR + .80%)	#	2/20/2028	2,865	2,848,144
Parallel Ltd. 2015-1A AR†	1.122%(3 Mo. LIBOR + .85%)	#	7/20/2027	8,093	8,011,124
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.515%(3 Mo. LIBOR + .27%)	#	4/25/2038	710	664,082
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	1,069	1,066,033
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	1,415	1,333,869
Salem Fields CLO Ltd. 2016-2A A1R†	1.395%(3 Mo. LIBOR + 1.15%)	#	10/25/2028	3,402	3,383,656
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	302	303,035
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	769	774,534
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	1,475	1,478,579
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	4,181	4,206,810
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	3,285	3,394,558
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	2,384	2,453,390
Shackleton CLO Ltd. 2016-9A B†	2.172%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	1,070	1,066,617
Shackleton CLO Ltd. 2019-14A A2†	2.172%(3 Mo. LIBOR + 1.90%)	#	7/20/2030	3,798	3,788,041
SLC Student Loan Trust 2008-1 A4A	1.913%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	2,320	2,314,180
Sound Point CLO XII Ltd. 2016-2A CR†	2.872%(3 Mo. LIBOR + 2.60%)	#	10/20/2028	1,565	1,565,862
Sound Point CLO XV Ltd. 2017-1A C†	2.756%(3 Mo. LIBOR + 2.50%)	#	1/23/2029	1,114	1,090,158
Sound Point CLO XVII 2017-3A A2†	1.872%(3 Mo. LIBOR + 1.60%)	#	10/20/2030	4,046	3,938,435
TAL Advantage VI LLC 2017-1A A†	4.50%		4/20/2042	2,075	2,111,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Towd Point Asset Trust 2018-SL1 A†	0.775%(1 Mo. LIBOR + .60%) #	1/25/2046	$1,334	$1,310,554
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.292%(1 Mo. LIBOR + 1.13%) #	11/15/2037	1,988	1,965,914
Tralee CLO III Ltd. 2014-3A AR†	1.302%(3 Mo. LIBOR + 1.03%) #	10/20/2027	1,152	1,145,505
Westgate Resorts LLC 2018-1A A†	3.38%	12/20/2031	521	525,931
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048	2,178	2,255,745
Total				150,720,118
Total Asset-Backed Securities (cost $312,324,277)				313,260,994

CORPORATE BONDS 34.63%

Aerospace/Defense 1.46%

BAE Systems plc (United Kingdom)†(d)	3.40%	4/15/2030	5,985	6,746,016
Boeing Co. (The)	4.875%	5/1/2025	9,040	9,843,694
Boeing Co. (The)	5.04%	5/1/2027	6,056	6,672,936
Raytheon Technologies Corp.	2.25%	7/1/2030	5,242	5,543,314
Total				28,805,960

Auto Parts: Original Equipment 0.07%

BorgWarner, Inc.	2.65%	7/1/2027	1,265	1,343,356

Automotive 1.44%

BMW US Capital LLC†	3.80%	4/6/2023	3,168	3,427,851
BMW US Capital LLC†	3.90%	4/9/2025	4,799	5,400,622
Ford Motor Co.	9.00%	4/22/2025	3,265	3,825,111
General Motors Co.	6.60%	4/1/2036	6,291	7,541,702
General Motors Co.	6.75%	4/1/2046	100	121,445
Volkswagen Group of America Finance LLC†	3.125%	5/12/2023	7,027	7,461,151
Volkswagen Group of America Finance LLC†	3.35%	5/13/2025	575	632,460
Total				28,410,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional 5.58%

Banco de Credito e Inversiones SA (Chile)†(d)	3.50%	10/12/2027		$1,290	$1,402,375
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028		9,614	10,845,301
Bank of America Corp.	3.97%(3 Mo. LIBOR+ 1.07%) #	3/5/2029		1,698	1,960,633
Bank of America Corp.	4.00%	1/22/2025		1,716	1,923,764
Bank of America Corp.	4.25%	10/22/2026		4,291	4,968,249
Bank of America Corp.	4.45%	3/3/2026		940	1,090,875
Citigroup, Inc.	1.678%(SOFR + 1.67%) #	5/15/2024		1,854	1,902,370
Citigroup, Inc.	2.666%(SOFR + 1.15%) #	1/29/2031		9,393	10,013,949
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028		4,247	4,842,560
Citigroup, Inc.	4.45%	9/29/2027		1,874	2,176,618
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		1,071	1,566,481
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028		1,452	1,639,936
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%) #	2/1/2028		12,750	14,616,581
JPMorgan Chase & Co.	3.96%(3 Mo. LIBOR + 1.25%) #	1/29/2027		2,137	2,456,092
JPMorgan Chase & Co.	4.60%(SOFR + 3.13%) #	—	(e)	2,230	2,241,150
Kookmin Bank (South Korea)†(d)	1.75%	5/4/2025		2,320	2,394,901
Macquarie Group Ltd. (Australia)†(d)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029		3,121	3,626,210
Morgan Stanley	3.625%	1/20/2027		1,033	1,174,484
Morgan Stanley	3.875%	1/27/2026		5,383	6,183,941
Morgan Stanley	4.431%(3 Mo. LIBOR + 1.63%) #	1/23/2030		2,615	3,157,338
National Securities Clearing Corp.†	1.50%	4/23/2025		2,670	2,770,089
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029		2,280	3,013,365
Toronto-Dominion Bank (The) (Canada)(d)	3.625%(5 Yr. Swap rate + 2.21%) #	9/15/2031		4,066	4,627,625
Truist Bank	2.25%	3/11/2030		1,627	1,690,778
UBS AG (Switzerland)(d)	5.125%	5/15/2024		1,694	1,873,032
Wells Fargo & Co.	2.393%(SOFR + 2.10%) #	6/2/2028		4,373	4,571,899
Wells Fargo & Co.	3.00%	10/23/2026		3,498	3,862,694
Wells Fargo Bank NA	5.85%	2/1/2037		5,275	7,221,077
Total					109,814,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.62%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	$8,717	$10,408,006
Becle SAB de CV (Mexico)†(d)	3.75%	5/13/2025	800	849,470
Coca-Cola Femsa SAB de CV (Mexico)(b)(d)	1.85%	9/1/2032	1,010	1,011,979
Total				12,269,455

Biotechnology Research & Production 0.84%

Biogen, Inc.	2.25%	5/1/2030	9,117	9,360,073
Regeneron Pharmaceuticals, Inc.	1.75%	9/15/2030	4,828	4,718,819
Royalty Pharma plc†(b)	1.75%	9/2/2027	2,447	2,444,307
Total				16,523,199

Building Materials 0.17%

Carrier Global Corp.†	3.577%	4/5/2050	638	678,468
Owens Corning, Inc.	3.95%	8/15/2029	1,655	1,874,026
Owens Corning, Inc.	4.30%	7/15/2047	697	758,782
Total				3,311,276

Business Services 0.64%

Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%	7/30/2027	704	707,987
CoStar Group, Inc.†	2.80%	7/15/2030	1,128	1,187,881
PayPal Holdings, Inc.	2.85%	10/1/2029	6,951	7,707,666
PayPal Holdings, Inc.	3.25%	6/1/2050	1,173	1,331,493
Pepperdine University	3.301%	12/1/2059	695	750,454
United Rentals North America, Inc.	4.00%	7/15/2030	907	948,949
Total				12,634,430

Chemicals 0.16%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	1,270	1,315,564
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.875%	6/19/2029	912	1,007,400
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	4.125%	7/19/2027	218	242,310
Orbia Advance Corp. SAB de CV (Mexico)†(d)	4.875%	9/19/2022	550	582,733
Total				3,148,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.58%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026	$2,950	$3,475,556
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	2,028	2,739,062
Leidos, Inc.†	2.95%	5/15/2023	1,563	1,650,731
Western Digital Corp.	4.75%	2/15/2026	3,324	3,601,188
Total				11,466,537

Computer Software 0.33%

Activision Blizzard, Inc.	1.35%	9/15/2030	1,185	1,157,619
Oracle Corp.	6.125%	7/8/2039	2,231	3,276,208
ServiceNow, Inc.	1.40%	9/1/2030	2,131	2,096,677
Total				6,530,504

Construction/Homebuilding 0.61%

D.R. Horton, Inc.	2.60%	10/15/2025	5,089	5,460,274
NVR, Inc.	3.00%	5/15/2030	5,329	5,785,617
PulteGroup, Inc.	6.375%	5/15/2033	681	859,017
Total				12,104,908

Containers 0.14%

Ball Corp.	2.875%	8/15/2030	2,692	2,689,443

Drugs 2.33%

AbbVie, Inc.†	3.25%	10/1/2022	3,169	3,325,934
AbbVie, Inc.†	4.25%	11/21/2049	8,405	10,152,263
AstraZeneca plc (United Kingdom)(d)	4.375%	8/17/2048	1,233	1,691,376
Bayer Corp.†	6.65%	2/15/2028	1,425	1,853,580
Bayer US Finance II LLC†	3.875%	12/15/2023	7,168	7,866,810
Bayer US Finance II LLC†	4.375%	12/15/2028	5,525	6,481,228
Cigna Corp.	0.949%(3 Mo. LIBOR + .65%) #	9/17/2021	1,439	1,439,324
CVS Health Corp.	3.625%	4/1/2027	4,181	4,741,176
CVS Health Corp.	3.875%	7/20/2025	7,432	8,417,179
Total				45,968,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 3.22%

Ameren Corp.	3.50%	1/15/2031	$5,328	$6,117,716
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	3,872	4,612,359
Cleco Corporate Holdings LLC	4.973%	5/1/2046	1,705	1,913,500
Dominion Energy South Carolina, Inc.	6.05%	1/15/2038	1,113	1,626,565
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	581	842,706
Dominion Energy, Inc.	3.375%	4/1/2030	4,502	5,120,695
DTE Electric Co.	2.625%	3/1/2031	5,859	6,487,204
Emera US Finance LP	4.75%	6/15/2046	3,338	4,151,516
Entergy Louisiana LLC	4.00%	3/15/2033	1,684	2,116,828
Entergy Texas, Inc.	4.00%	3/30/2029	1,212	1,420,458
Exelon Corp.	4.05%	4/15/2030	2,488	2,937,805
Exelon Generation Co. LLC	3.25%	6/1/2025	4,369	4,820,425
Exelon Generation Co. LLC	5.60%	6/15/2042	3,018	3,506,211
Interstate Power & Light Co.	3.50%	9/30/2049	1,570	1,783,021
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	700	728,819
NRG Energy, Inc.†	5.25%	6/15/2029	834	910,991
Oglethorpe Power Corp.	5.95%	11/1/2039	1,032	1,350,010
Ohio Edison Co.	8.25%	10/15/2038	2,655	4,262,943
Oklahoma Gas & Electric Co.	3.30%	3/15/2030	1,146	1,290,315
Pennsylvania Electric Co.†	3.60%	6/1/2029	1,682	1,869,097
PSEG Power LLC	8.625%	4/15/2031	1,518	2,240,185
Tucson Electric Power Co.	1.50%	8/1/2030	3,416	3,393,584
Total				63,502,953

Electrical Equipment 1.22%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	4,945	5,484,231
Broadcom, Inc.	3.15%	11/15/2025	8,455	9,163,744
Micron Technology, Inc.	2.497%	4/24/2023	1,047	1,094,223
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.15%	5/1/2027	7,487	8,190,033
Total				23,932,231

Financial Services 2.10%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	2,732	2,656,245
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%	1/23/2028	6,194	5,708,843
Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	407,992
Ally Financial, Inc.	8.00%	11/1/2031	5,040	6,860,426
Ameriprise Financial, Inc.	3.00%	4/2/2025	2,795	3,065,029
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	4,791	4,650,034
Navient Corp.	6.75%	6/15/2026	1,795	1,870,166
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,164	1,316,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	$690	$752,713
OneMain Finance Corp.	6.125%	3/15/2024	1,755	1,905,088
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	3,956	3,903,038
Quicken Loans LLC†	5.25%	1/15/2028	1,730	1,849,647
Quicken Loans LLC†	5.75%	5/1/2025	973	1,004,014
SURA Asset Management SA (Columbia)†(d)	4.875%	4/17/2024	1,835	2,009,077
Visa, Inc.	0.75%	8/15/2027	3,346	3,328,095
Total				41,286,763

Food 0.41%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	1,688	1,785,389
Kraft Heinz Foods Co.†	3.75%	4/1/2030	3,450	3,688,585
Sysco Corp.	2.40%	2/15/2030	1,594	1,591,737
Sysco Corp.	6.60%	4/1/2040	752	1,003,934
Total				8,069,645

Health Care Products 1.53%

Alcon Finance Corp.†	2.60%	5/27/2030	6,648	7,052,378
Boston Scientific Corp.	2.65%	6/1/2030	5,183	5,525,331
Stryker Corp.	1.95%	6/15/2030	8,401	8,627,760
Zimmer Biomet Holdings, Inc.	3.55%	4/1/2025	4,690	5,204,168
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	2,849	3,664,905
Total				30,074,542

Health Care Services 1.84%

Adventist Health System	2.952%	3/1/2029	841	876,219
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	2,271	2,536,625
Anthem, Inc.	2.25%	5/15/2030	5,552	5,764,199
Centene Corp.	3.375%	2/15/2030	1,750	1,822,739
CommonSpirit Health	3.347%	10/1/2029	5,194	5,533,497
HCA, Inc.	5.50%	6/15/2047	5,757	7,293,250
LifePoint Health, Inc.†	4.375%	2/15/2027	1,819	1,814,453
Northwell Healthcare, Inc.	3.979%	11/1/2046	1,867	2,087,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

Quest Diagnostics, Inc.	2.80%	6/30/2031	$3,789	$4,098,192
UnitedHealth Group, Inc.	2.90%	5/15/2050	1,617	1,713,211
UnitedHealth Group, Inc.	3.50%	8/15/2039	1,821	2,113,013
Universal Health Services, Inc.†	5.00%	6/1/2026	632	659,530
Total				36,312,839

Insurance 0.41%

Berkshire Hathaway Finance Corp.	1.85%	3/12/2030	2,242	2,328,520
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,592	5,786,252
Total				8,114,772

Machinery: Agricultural 0.77%

BAT Capital Corp.	3.557%	8/15/2027	3,114	3,405,887
BAT Capital Corp.	4.39%	8/15/2037	3,348	3,649,775
BAT Capital Corp.	4.70%	4/2/2027	1,302	1,510,421
Cargill, Inc.†	2.125%	4/23/2030	6,260	6,567,700
Total				15,133,783

Machinery: Industrial/Specialty 0.41%

IDEX Corp.	3.00%	5/1/2030	3,015	3,306,906
nVent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028	3,315	3,563,283
Snap-on, Inc.	3.10%	5/1/2050	1,150	1,209,400
Total				8,079,589

Manufacturing 0.12%

Carlisle Cos., Inc.	2.75%	3/1/2030	2,187	2,319,261

Media 1.29%

AMC Networks, Inc.	4.75%	8/1/2025	1,733	1,796,263
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	3,385	3,640,906
Comcast Corp.	4.95%	10/15/2058	2,567	3,681,767
Cox Communications, Inc.†	8.375%	3/1/2039	4,814	7,926,708
CSC Holdings LLC†	6.50%	2/1/2029	3,190	3,600,713
Time Warner Cable LLC	7.30%	7/1/2038	3,385	4,818,219
Total				25,464,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.59%

Anglo American Capital plc (United Kingdom)†(d)	3.625%	9/11/2024	$695	$748,483
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027	3,199	3,678,026
Freeport-McMoRan, Inc.	4.125%	3/1/2028	3,489	3,654,152
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%	10/25/2042	3,084	3,618,738
Total				11,699,399

Natural Gas 0.53%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	2,139,870
NiSource, Inc.	3.49%	5/15/2027	7,316	8,272,885
Total				10,412,755

Oil 1.56%

Apache Corp.	4.75%	4/15/2043	4,369	4,126,302
Continental Resources, Inc.	5.00%	9/15/2022	2,777	2,777,694
Diamondback Energy, Inc.	4.75%	5/31/2025	906	995,156
Empresa Nacional del Petroleo (Chile)†(d)	3.75%	8/5/2026	1,475	1,581,256
Eni SpA (Italy)†(d)	5.70%	10/1/2040	5,053	5,999,664
Equinor ASA (Norway)(d)	1.75%	1/22/2026	1,128	1,182,470
Equinor ASA (Norway)(d)	7.15%	11/15/2025	1,354	1,748,824
Occidental Petroleum Corp.	2.70%	2/15/2023	3,879	3,741,761
Pertamina Persero PT (Indonesia)†(d)	4.15%	2/25/2060	520	525,186
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%	4/16/2024	1,950	2,051,595
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	1,773	2,652,509
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%	8/15/2030	1,400	1,444,758
WPX Energy, Inc.	5.75%	6/1/2026	1,800	1,841,085
Total				30,668,260

Oil: Crude Producers 0.19%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%	11/2/2047	770	942,441
Northern Natural Gas Co.†	4.30%	1/15/2049	771	909,774
Western Midstream Operating LP	4.10%	2/1/2025	1,868	1,866,524
Total				3,718,739

Oil: Integrated Domestic 0.44%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.138%	11/7/2029	1,842	1,974,386
Halliburton Co.	7.45%	9/15/2039	2,595	3,535,357
National Oilwell Varco, Inc.	3.60%	12/1/2029	3,092	3,058,368
Total				8,568,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.63%

Healthcare Realty Trust, Inc.	2.40%	3/15/2030	$1,148	$1,156,475
Longfor Group Holdings Ltd. (China)(d)	4.50%	1/16/2028	1,180	1,302,791
VEREIT Operating Partnership LP	4.875%	6/1/2026	5,718	6,385,156
WEA Finance LLC†	2.875%	1/15/2027	3,628	3,614,753
Total				12,459,175

Retail 0.58%

Walgreens Boots Alliance, Inc.	3.20%	4/15/2030	1,893	2,009,069
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	8,424	9,311,417
Total				11,320,486

Technology 0.66%

Amazon.com, Inc.	2.50%	6/3/2050	833	841,376
Baidu, Inc. (China)(d)	3.075%	4/7/2025	1,300	1,392,449
eBay, Inc.	1.90%	3/11/2025	956	1,003,557
JD.com, Inc. (China)(d)	3.375%	1/14/2030	1,200	1,313,948
Netflix, Inc.	6.375%	5/15/2029	2,971	3,769,456
Prosus NV (Netherlands)†(d)	3.68%	1/21/2030	550	599,185
Tencent Holdings Ltd. (China)†(d)	3.595%	1/19/2028	3,700	4,122,208
Total				13,042,179

Telecommunications 0.95%

AT&T, Inc.	4.30%	2/15/2030	5,286	6,319,881
AT&T, Inc.	6.00%	8/15/2040	4,229	5,681,431
AT&T, Inc.	6.25%	3/29/2041	2,130	2,949,967
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	3,270	3,679,466
Total				18,630,745

Transportation: Miscellaneous 0.07%

Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	1,224	1,342,209

Utilities 0.14%

Essential Utilities, Inc.	3.566%	5/1/2029	2,468	2,813,255
Total Corporate Bonds (cost $639,080,856)				681,986,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(d) 0.76%

Indonesia 0.14%

Republic of Indonesia	3.40%		9/18/2029	$2,450	$2,702,607

Japan 0.28%

Development Bank of Japan, Inc.†	1.00%		8/27/2030	5,620	5,582,009

Peru 0.07%

Peruvian Government International Bond	2.392%		1/23/2026	1,200	1,263,600

Qatar 0.05%

State of Qatar†	5.103%		4/23/2048	725	1,029,284

Saudi Arabia 0.22%

Saudi International Bond†	3.25%		10/26/2026	4,000	4,338,164
Total Foreign Government Obligations (cost $14,148,651)					14,915,664

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.25%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.198	%#(f)	2/25/2032	11,805	1,440,545
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(f)	2/16/2049	2,809	2,955,421
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(f)	2/16/2053	485	509,762
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,823,156)					4,905,728

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.29%

Federal Home Loan Mortgage Corp.	4.00%		10/1/2049	3,222	3,672,280
Federal National Mortgage Assoc.(g)	2.50%		TBA	44,600	46,946,726
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	29,333	31,675,964
Federal National Mortgage Assoc.(g)	3.50%		TBA	166,600	175,723,954
Federal National Mortgage Assoc.	4.00%		1/1/2048	4,026	4,588,021
Federal National Mortgage Assoc.(g)	4.00%		TBA	220,884	235,414,028
Total Government Sponsored Enterprises Pass-Throughs (cost $495,539,706)					498,020,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.89%

Miscellaneous

California	7.30%		10/1/2039	$550	$914,815
California	7.625%		3/1/2040	820	1,433,335
California Health Facilities Financing Authority	3.034%		6/1/2034	825	873,056
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	1,509	1,601,562
Massachusetts School Building Authority	3.395%		10/15/2040	2,090	2,250,428
Metropolitan District (The)	2.562%		4/1/2039	2,063	2,081,835
Michigan Finance Authority	3.084%		12/1/2034	2,195	2,437,965
New Jersey Educational Facilities Authority	3.636%		9/1/2029	1,319	1,422,304
New Jersey Educational Facilities Authority	3.836%		9/1/2036	1,592	1,698,935
Permanent University Fund - Texas A&M University System	3.66%		7/1/2047	1,590	1,742,831
University of California Bond of Regents	3.006%		5/15/2050	950	1,008,929
Total Municipal Bonds (cost $16,497,560)					17,465,995

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.72%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(f)	12/25/2059	796	808,242
Angel Oak Mortgage Trust I LLC 2019-4 A1†	2.993	%#(f)	7/26/2049	2,598	2,638,654
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.112%(1 Mo. LIBOR + .95%)	#	6/15/2035	1,141	1,088,223
BBCMS Mortgage Trust 2019-BWAY A†	1.118%(1 Mo. LIBOR + .96%)	#	11/25/2034	1,510	1,473,227
BBCMS Mortgage Trust 2019-BWAY B†	1.472%(1 Mo. LIBOR + 1.31%)	#	11/25/2034	664	639,769
BX Commercial Mortgage Trust 2018-BIOA A†	0.833%(1 Mo. LIBOR + .67%)	#	3/15/2037	4,127	4,098,231
BX Trust 2018-GW A†	0.962%(1 Mo. LIBOR + .80%)	#	5/15/2035	3,064	2,953,825
BX Trust 2019-OC11 A†	3.202%		12/9/2041	2,929	3,117,433
CF Trust 2019-BOSS A1†	3.412%(1 Mo. LIBOR + 3.25%)	#	12/15/2021	1,690	1,558,265	(a)
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.337	%#(f)	5/10/2047	16,505	591,872
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,006,202
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(f)	4/15/2049	709	439,692
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.135	%#(f)	8/10/2047	2,933	89,367
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.863	%#(f)	8/10/2047	4,440	3,041,206
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.454	%#(f)	2/10/2048	3,741	2,349,176
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.53	%#(f)	7/10/2050	620	657,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.53	%#(f)	7/10/2050	$3,385	$3,210,860
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.53	%#(f)	7/10/2050	1,471	1,129,005
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	690	752,100
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(f)	2/25/2050	2,261	2,299,550
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.70%		4/25/2065	4,654	4,665,566
CSAIL Commercial Mortgage Trust 2015-C2 C	4.33	%#(f)	6/15/2057	325	256,789
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.533	%#(f)	11/15/2049	1,875	1,104,298
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	1,635	1,803,669
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	1,436	1,383,801
DBWF Mortgage Trust 2018-GLKS A†	1.191%(1 Mo. LIBOR + 1.03%)	#	12/19/2030	1,916	1,857,007
Deephaven Residential Mortgage Trust 2019-3A A1†	2.964	%#(f)	7/25/2059	2,718	2,766,171
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791	%#(f)	10/25/2059	1,787	1,817,678
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(f)	1/25/2060	1,164	1,178,526
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	4,315	4,341,691
Ellington Financial Mortgage Trust 2020-1 A1†	2.006	%#(f)	5/25/2065	4,341	4,410,989
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	926	944,195
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	4,228	4,238,311
Great Wolf Trust 2019-WOLF A†	1.196%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	6,000	5,794,037
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.112%(1 Mo. LIBOR + .95%)	#	7/15/2035	1,346	1,283,505
GS Mortgage Securities Trust 2015-GC32 C	4.569	%#(f)	7/10/2048	685	670,088
Hilton Orlando Trust 2018-ORL A†	0.932%(1 Mo. LIBOR + .77%)	#	12/15/2034	4,123	3,955,676
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	1,972,809
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(f)	8/5/2034	2,231	1,146,647
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.901	%#(f)	4/15/2047	2,452	42,103
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.439	%#(f)	4/15/2047	1,381	16,077
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411	%#(f)	7/15/2048	2,629	2,570,864
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.162%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	2,569	2,453,387
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.462%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	2,292	2,159,060
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02%(1 Mo. LIBOR + 1.02%)	#	11/15/2035	1,026	986,712
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.107%(1 Mo. LIBOR + .95%)	#	7/5/2033	4,703	4,634,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust 2019-NQM3 A1†	2.802	%#(f)	7/25/2049	$2,328	$2,365,364
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(f)	1/26/2060	720	737,093
PFP Ltd. 2019-6 A†	1.208%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	1,729	1,681,452
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,308	1,340,415
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(f)	2/25/2024	533	540,942
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(f)	9/25/2042	192	193,621
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(f)	1/5/2043	250	235,669
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(f)	2/25/2050	1,163	1,183,062
Starwood Mortgage Residential Trust 2020-3 A1†	1.486	%#(f)	4/25/2065	5,794	5,804,854
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	2,832	2,893,231
Verus Securitization Trust 2020-4 A1†	1.502%		6/25/2065	4,287	4,306,811
Verus Securitization Trust 2020-INV1 A1†	1.977	%#(f)	3/25/2060	3,840	3,880,647
Vista Point Securitization Trust 2020-1 A1†	1.763	%#(f)	3/25/2065	6,306	6,338,646
Vista Point Securitization Trust 2020-2 A1†	1.475	%#(f)	4/25/2065	3,224	3,237,702
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(f)	7/15/2048	2,139	1,990,986
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(f)	11/15/2050	1,151	1,280,796
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.118	%#(f)	5/15/2047	7,363	200,502
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#(f)	5/15/2047	1,909	39,471
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.712	%#(f)	10/15/2057	21,208	404,951
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(f)	10/15/2057	36,416	388,562
Total Non-Agency Commercial Mortgage-Backed Securities (cost $137,188,004)					132,441,415

U.S. TREASURY OBLIGATIONS 34.83%

U.S. Treasury Bill	Zero Coupon		11/12/2020	77,297	77,283,859
U.S. Treasury Bond	1.125%		5/15/2040	19,781	19,425,560
U.S. Treasury Bond	1.25%		5/15/2050	17,924	16,908,773
U.S. Treasury Bond	1.375%		8/15/2050	35,676	34,745,079
U.S. Treasury Bond	2.375%		11/15/2049	5,074	6,165,703
U.S. Treasury Bond	2.75%		11/15/2047	23,367	30,191,807
U.S. Treasury Bond	3.625%		8/15/2043	22,167	32,120,503
U.S. Treasury Inflation Indexed Note(h)	0.125%		4/15/2025	16,787	18,043,105
U.S. Treasury Note	0.125%		7/31/2022	85,746	85,722,554
U.S. Treasury Note	0.125%		8/15/2023	31,103	31,079,916
U.S. Treasury Note	0.25%		7/31/2025	114,242	114,157,211
U.S. Treasury Note	0.625%		8/15/2030	3,387	3,359,216
U.S. Treasury Note	2.50%		1/31/2021	214,604	216,683,558
Total U.S. Treasury Obligations (cost $673,928,067)					685,886,844
Total Long-Term Investments (cost $2,293,530,277)					2,348,884,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 3.67%

REPURCHASE AGREEMENTS

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $41,111,800 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $43,149,184; proceeds: $42,303,038	$42,303	$42,303,038
Repurchase Agreement dated 8/31/2020, 0.06% due 9/1/2020 with JPMorgan Chase & Co. collateralized by $30,552,000 of U.S. Treasury Note at 0.50% due 6/30/2027; value: $30,630,663; proceeds: $30,000,050	30,000	30,000,000
Total Short-Term Investments (cost $72,303,038)		72,303,038
Total Investments in Securities 122.95% (cost $2,365,833,315)		2,421,187,572
Liabilities in Excess of Cash and Other Assets(i) (22.95%)		(451,929,433)
Net Assets 100.00%		$1,969,258,139

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $519,429,322, which represents 26.38% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2020(1):

Referenced Index	Central Clearing party	Fund receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$14,415,000	$(15,248,576)	$42,486	$(876,062)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(876,062).
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	December 2020	314	Long	$54,884,333	$55,175,687	$291,354
Ultra Long U.S. Treasury Bond	December 2020	70	Long	15,288,075	15,463,438	175,363
Total Unrealized Appreciation on Open Futures Contracts						$466,717

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	December 2020	376	Short	$(59,679,784)	$(59,948,500)	$(268,716)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$149,973,451	$746,667	$150,720,118
Remaining Industries	—	162,540,876	—	162,540,876
Corporate Bonds	—	681,986,921	—	681,986,921
Foreign Government Obligations	—	14,915,664	—	14,915,664
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	4,905,728	—	4,905,728
Government Sponsored Enterprises Pass-Throughs	—	498,020,973	—	498,020,973
Municipal Bonds	—	17,465,995	—	17,465,995
Non-Agency Commercial Mortgage-Backed Securities	—	130,883,150	1,558,265	132,441,415
U.S. Treasury Obligations	—	685,886,844	—	685,886,844
Short-Term Investments
Repurchase Agreements	—	72,303,038	—	72,303,038
Total	$—	$2,418,882,640	$2,304,932	$2,421,187,572
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(876,062)	—	(876,062)
Futures Contracts
Assets	466,717	—	—	466,717
Liabilities	(268,716)	—	—	(268,716)
Total	$198,001	$(876,062)	$—	$(678,061)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND August 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2019	$2,593,558	$1,692,312
Accrued Discounts (Premiums)	222	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(26,406)	(134,047)
Purchases	—	—
Sales	—	—
Transfers into Level 3	772,851	—
Transfers out of Level 3	(2,593,558)	—
Balance as of August 31, 2020	$746,667	$1,558,265
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$(26,406)	$(134,047)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 108.93%

ASSET-BACKED SECURITIES 17.66%

Automobiles 8.90%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$3	$2,947
ACC Trust 2019-1 B†	4.47%	10/20/2022	100	100,166
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	381	382,896
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	97	97,515
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	16	16,257
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	522	524,220
AmeriCredit Automobile Receivables Trust 2019-3 A2A	2.17%	1/18/2023	150	150,889
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	298	300,918
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	510,909
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	510,016
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	450	452,059
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	8	7,938
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	73	74,016
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	33	33,334
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	437	439,450
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%	9/15/2022	427	429,633
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	148	149,518
Carvana Auto Receivables Trust 2019-3A A2†	2.42%	4/15/2022	111	111,065
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	194	194,939
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	78	78,129
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	748	765,235
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	100	101,609
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	411	415,599
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	411	417,417
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	966	981,642
Credit Acceptance Auto Loan Trust 2017-3A C†	3.48%	10/15/2026	250	253,232
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	62	62,729
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	52	52,874
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,590	1,633,053
Drive Auto Receivables Trust 2017-3 D†	3.53%	12/15/2023	105	106,168
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	390	394,649
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	12	12,232
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	686	718,263
Drive Auto Receivables Trust 2019-4 A2A	2.32%	6/15/2022	111	110,940
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	275	280,623
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	25	24,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	$283		$283,827
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28		29,267
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	1		1,333
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	35		34,740
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	35		35,005
First Investors Auto Owner Trust 2019-1A B†	3.02%	3/17/2025	949		975,689
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	280		283,967
First Investors Auto Owner Trust 2019-2A C†	2.71%	12/15/2025	427		438,489
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	4		3,708
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	—	(a)	440
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	100		108,319
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	828		834,102
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	196		215,134
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	980		994,190
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	451		473,893
GLS Auto Receivables Issuer Trust 2020-3A C†	1.92%	5/15/2025	470		471,040
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	38		38,086
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	45		45,463
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	24		24,094
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	163		163,955
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	51		51,055
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	154		154,886
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%	4/18/2022	149		149,567
Prestige Auto Receivables Trust 2017-1A D†	3.61%	10/16/2023	329		335,675
Prestige Auto Receivables Trust 2019-1A E†	3.90%	5/15/2026	201		198,706
Santander Consumer Auto Receivables Trust 2020-B†	1.29%	4/15/2026	1,457		1,460,883
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	39		39,101
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	1,141		1,160,035
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	126		126,347
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	11		11,072
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	201		202,463
Westlake Automobile Receivables Trust 2018-2A D†	4.00%	1/16/2024	1,357		1,385,296
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	488		489,240
Westlake Automobile Receivables Trust 2019-1A B†	3.26%	10/17/2022	530		536,704
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	246		251,401
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	57		58,566
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	690		696,733
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	275		279,811
Westlake Automobile Receivables Trust 2020-1A C†	2.52%	4/15/2025	602		615,360
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	222		223,095
World Omni Automobile Lease Securitization Trust 2019-A A2	2.89%	11/15/2021	170		171,241
Total					24,949,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Credit Cards 0.79%

American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024		$705	$733,174
American Express Credit Account Master Trust 2019-2 B	2.86%		11/15/2024		500	517,737
First National Master Note Trust 2018-1 A	0.622%(1 Mo. LIBOR + .46%	)#	10/15/2024		105	104,837
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%		8/20/2023		100	100,610
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022		500	510,270
Trillium Credit Card Trust II 2018-2A A†	0.524%(1 Mo. LIBOR + .35%	)#	9/26/2023		235	235,020
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024		23	23,041
Total						2,224,689

Other 7.97%

ALM VII Ltd. 2012-7A CR2†	3.825%(3 Mo. LIBOR+ 3.55%	)#	7/15/2029		250	245,354
Ammc Clo Ltd. 2016-19A BR†	2.075%(3 Mo. LIBOR + 1.80%	)#	10/16/2028		500	498,557
Ammc Clo Ltd. 2016-19A CR†	2.825%(3 Mo. LIBOR + 2.55%	)#	10/16/2028		500	499,247
Amur Equipment Finance Receivables V LLC 2018-1A C†	3.74%		4/22/2024		675	687,341
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		1	655
Avery Point VII CLO Ltd. 2015-7A BR†	2.025%(3 Mo. LIBOR + 1.75%	)#	1/15/2028		250	248,599
Avery Point VII CLO Ltd. 2015-7A CR†	2.725%(3 Mo. LIBOR + 2.45%	)#	1/15/2028		250	249,465
BDS Ltd. 2019-FL3 A†	1.562%(1 Mo. LIBOR + 1.40%	)#	12/15/2035		100	98,447
BSPRT Issuer Ltd. 2018-FL4 A†	1.212%(1 Mo. LIBOR + 1.05%	)#	9/15/2035		271	266,330
Cent CLO Ltd. 2013-19A A1A†	1.60%(3 Mo. LIBOR + 1.33%	)#	10/29/2025		106	105,624
Colony American Finance Ltd. 2018-1 A†	3.804%		6/15/2051		107	113,308
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		27	26,622
Elm CLO Ltd. 2014-1A BRR†	2.023%(3 Mo. LIBOR + 1.75%	)#	1/17/2029		200	198,517
Fairstone Financial Issuance Trust I 2019-1A C†(c)	6.299%		3/21/2033	CAD	150	114,190	(b)
GreatAmerica Leasing Receivables Funding LLC Series 2019-1†	3.21%		2/18/2025		$110	114,237
Greywolf CLO IV Ltd. 2019-1A A2†	2.223%(3 Mo. LIBOR + 1.95%	)#	4/17/2030		250	249,242
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R†	1.172%(3 Mo. LIBOR + .90%	)#	10/18/2027		333	328,892
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		256	262,170
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		28	28,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Jackson Mill CLO Ltd. 2015-1A AR†	1.105%(3 Mo. LIBOR + .83%	)#	4/15/2027	$247	$244,989
Jamestown CLO IX Ltd. 2016-9A BR†	2.922%(3 Mo. LIBOR + 2.65%	)#	10/20/2028	250	250,118
Jamestown CLO VI-R Ltd. 2018-6RA A1†	1.395%(3 Mo. LIBOR + 1.15%	)#	4/25/2030	400	396,898
Kayne CLO 7 Ltd. 2020-7A A1†	2.607%(3 Mo. LIBOR + 1.20%	)#	4/17/2033	721	712,854
KKR CLO Ltd.17 B†	1.925%(3 Mo. LIBOR + 1.65%	)#	4/15/2029	250	247,295
KKR CLO Ltd.18 B†	1.972%(3 Mo. LIBOR + 1.70%	)#	7/18/2030	250	247,201
KVK CLO Ltd. 2016-1A B†	2.525%(3 Mo. LIBOR + 2.25%	)#	1/15/2029	743	743,645
LMREC, Inc. 2019-CRE3 A†	1.583%(1 Mo. LIBOR + 1.40%	)#	12/22/2035	174	171,478
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	98	101,641
M360 LLC 2019-CRE2 AS†	2.012%(1 Mo. LIBOR + 1.85%	)#	9/15/2034	519	501,622
M360 LLC 2019-CRE2 B†	2.412%(1 Mo. LIBOR + 2.25%	)#	9/15/2034	258	243,465
Marble Point CLO XVII Ltd. 2020-1A A†	1.572%(3 Mo. LIBOR + 1.30%	)#	4/20/2033	429	426,790
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	836	687,330
Mountain View CLO 2017-1A BR†	2.021%(3 Mo. LIBOR + 1.75%	)#	10/16/2029	250	248,347
NextGear Floorplan Master Owner Trust 2017-2A A2†	2.56%		10/17/2022	824	825,553
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	100	101,283
NextGear Floorplan Master Owner Trust 2019-1A A2†	3.21%		2/15/2024	1,409	1,437,439
Northwoods Capital 20 Ltd. 2019-20A D†	4.495%(3 Mo. LIBOR + 4.25%	)#	1/25/2030	250	247,199
Oaktree CLO 2014-1A A1R†	1.544%(3 Mo. LIBOR + 1.29%	)#	5/13/2029	247	245,910
Oaktree EIF III Series I Ltd. 2016-IIIA B†	2.272%(3 Mo. LIBOR + 2.00%	)#	10/20/2027	583	581,129
Octagon Investment Partners 30 Ltd. 2017-1A A2†	1.972%(3 Mo. LIBOR + 1.70%	)#	3/17/2030	500	488,059
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	106,331
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	140	143,410
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	1,157	1,168,806
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	9	8,955
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	33	33,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Orec Ltd. 2018-CRE1 A†	1.342%(1 Mo. LIBOR + 1.18% )#	6/15/2036	$23		$22,512
Palmer Square Loan Funding Ltd. 2018-1A A1†	0.875%(3 Mo. LIBOR + .60% )#	4/15/2026	1,326		1,321,325
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.122%(3 Mo. LIBOR + .85% )#	1/20/2027	920		915,722
Palmer Square Loan Funding Ltd. 2020-1A A1†	1.053%(3 Mo. LIBOR + .80% )#	2/20/2028	711		706,859
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.515%(3 Mo. LIBOR + .27% )#	4/25/2038	30		28,453
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	100		101,109
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%	9/5/2048	103		103,727
Salem Fields CLO Ltd. 2016-2A A1R†	1.395%(3 Mo. LIBOR + 1.15% )#	10/25/2028	464		461,826
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	28		27,878
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	27		26,773
SCF Equipment Leasing LLC 2019-1A A1†	3.04%	3/20/2023	17		16,745
SCF Equipment Leasing LLC 2019-1A A2†	3.23%	10/20/2024	201		201,488
SCF Equipment Leasing LLC 2019-1A C†	3.92%	11/20/2026	142		142,877
SCF Equipment Leasing LLC 2019-2A B†	2.76%	8/20/2026	402		415,407
SCF Equipment Leasing LLC 2019-2A C†	3.11%	6/21/2027	291		299,470
SLM Student Loan Trust 2007-3 A4	0.305%(3 Mo. LIBOR + .06% )#	1/25/2022	80		77,294
Sound Point CLO XII Ltd. 2016-2A BR†	2.072%(3 Mo. LIBOR + 1.80% )#	10/20/2028	250		249,256
Sound Point CLO XVII 2017-3A A2†	1.872%(3 Mo. LIBOR + 1.60% )#	10/20/2030	287		279,370
TAL Advantage VI LLC 2017-1A A†	4.50%	4/20/2042	98		100,216
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%	7/20/2043	425		427,203
Triton Container Finance VI LLC 2018-2A A†	4.19%	6/22/2043	457		461,268
TRTX Issuer Ltd. 2019-FL3 C†	2.262%(1 Mo. LIBOR + 2.10% )#	10/15/2034	411		390,483
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048	594		615,203
Total					22,338,907
Total Asset-Backed Securities (cost $49,384,775)					49,513,395

			Shares (000)
COMMON STOCK 0.00%

Oil

Tapstone Energy Holdings III LLC (cost $4)			—	(d)	4	(e)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 51.65%

Aerospace/Defense 2.12%

BAE Systems plc (United Kingdom)†(f)	3.40%	4/15/2030	$488	$550,051
Boeing Co. (The)	4.875%	5/1/2025	1,230	1,339,352
Boeing Co. (The)	5.04%	5/1/2027	794	874,886
Boeing Co. (The)	5.15%	5/1/2030	961	1,078,034
Raytheon Technologies Corp.	2.25%	7/1/2030	1,347	1,424,427
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	277	271,288
TransDigm, Inc.	6.375%	6/15/2026	383	392,441
Total				5,930,479

Air Transportation 0.20%

Delta Air Lines, Inc.†	7.00%	5/1/2025	517	566,538

Auto Parts: Original Equipment 0.59%

Adient Global Holdings Ltd.†	4.875%	8/15/2026	606	569,261
American Axle & Manufacturing, Inc.	6.50%	4/1/2027	270	277,931
BorgWarner, Inc.	2.65%	7/1/2027	185	196,459
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%	5/15/2027	386	410,487
Tenneco, Inc.	5.375%	12/15/2024	257	198,827
Total				1,652,965

Automotive 1.41%

BCD Acquisition, Inc.†	9.625%	9/15/2023	10	10,056
Ford Motor Co.	7.45%	7/16/2031	481	561,413
General Motors Financial Co., Inc.	3.60%	6/21/2030	1,688	1,766,479
Navistar International Corp.†	9.50%	5/1/2025	474	541,545
Tesla, Inc.†	5.30%	8/15/2025	368	382,768
Volkswagen Group of America Finance LLC†	3.125%	5/12/2023	366	388,613
Volkswagen Group of America Finance LLC†	3.35%	5/13/2025	277	304,680
Total				3,955,554

Banks: Regional 4.53%

Banco de Credito e Inversiones SA (Chile)†(f)	3.50%	10/12/2027	290	315,263
Banco do Brasil SA†	4.625%	1/15/2025	220	233,860
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37% )#	7/21/2028	912	1,028,803
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.58% )#	1/20/2028	18	20,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	4.00%	1/22/2025		$7	$7,848
CIT Group, Inc.	6.125%	3/9/2028		230	271,931
Citigroup, Inc.	2.666%(SOFR + 1.15% )#	1/29/2031		278	296,378
Citigroup, Inc.	3.98%(3 Mo. LIBOR + 1.34% )#	3/20/2030		336	390,524
Citigroup, Inc.	4.45%	9/29/2027		38	44,136
Danske Bank A/S (Denmark)†(f)	5.375%	1/12/2024		200	226,600
Discover Bank	4.682%(5 Yr. Swap rate + 1.73% )#	8/9/2028		500	523,473
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34% )#	2/1/2028		622	713,060
JPMorgan Chase & Co.	3.96%(3 Mo. LIBOR + 1.25% )#	1/29/2027		179	205,728
JPMorgan Chase & Co.	4.60%(SOFR + 3.13% )#	—	(g)	340	341,700
Kookmin Bank (South Korea)†(f)	1.75%	5/4/2025		300	309,686
Macquarie Bank Ltd. (Australia)†(f)	6.625%	4/7/2021		16	16,556
Macquarie Group Ltd. (Australia)†(f)	4.654%(3 Mo. LIBOR + 1.73% )#	3/27/2029		204	237,022
Morgan Stanley	3.625%	1/20/2027		524	595,769
Morgan Stanley	4.431%(3 Mo. LIBOR + 1.63% )#	1/23/2030		309	373,085
National Australia Bank Ltd. (Australia)†(f)	3.933%(5 Yr Treasury CMT + 1.88% )#	8/2/2034		675	753,129
National Securities Clearing Corp.†	1.50%	4/23/2025		364	377,645
Natwest Group plc (United Kingdom)(f)	6.125%	12/15/2022		40	43,926
Popular, Inc.	6.125%	9/14/2023		89	94,998
Santander UK plc (United Kingdom)(f)	7.95%	10/26/2029		55	72,691
Toronto-Dominion Bank (The) (Canada)(f)	3.625%(5 Yr. Swap rate + 2.21% )#	9/15/2031		394	448,422
Turkiye Garanti Bankasi AS (Turkey)†(f)	5.875%	3/16/2023		200	198,060
Turkiye Vakiflar Bankasi TAO (Turkey)†(f)	5.625%	5/30/2022		200	196,101
UBS AG (Switzerland)(f)	5.125%	5/15/2024		2,045	2,261,128
Wells Fargo & Co.	2.188%(SOFR + 2.00% )#	4/30/2026		1,157	1,210,360
Wells Fargo & Co.	2.393%(SOFR + 2.10% )#	6/2/2028		530	554,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Westpac Banking Corp. (Australia)(f)	4.11%(5 Yr Treasury CMT + 2.00% )#	7/24/2034	$300	$339,278
Total				12,701,745

Beverages 0.72%

Anheuser-Busch InBev Worldwide, Inc.	4.75%	1/23/2029	1,532	1,872,008
Coca-Cola Femsa SAB de CV (Mexico)(f)(h)	1.85%	9/1/2032	150	150,294
Total				2,022,302

Biotechnology Research & Production 0.82%

Biogen, Inc.	2.25%	5/1/2030	1,248	1,281,274
Regeneron Pharmaceuticals, Inc.	1.75%	9/15/2030	683	667,554
Royalty Pharma plc†(h)	1.75%	9/2/2027	351	350,614
Total				2,299,442

Building Materials 0.46%

Cemex SAB de CV (Mexico)†(f)	5.45%	11/19/2029	210	216,103
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025	266	283,622
Griffon Corp.	5.75%	3/1/2028	216	229,748
Norbord, Inc. (Canada)†(f)	6.25%	4/15/2023	21	22,494
Owens Corning, Inc.	4.30%	7/15/2047	400	435,456
Owens Corning, Inc.	7.00%	12/1/2036	80	106,320
Total				1,293,743

Business Services 1.05%

Ahern Rentals, Inc.†	7.375%	5/15/2023	92	38,515
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	255	267,750
CoStar Group, Inc.†	2.80%	7/15/2030	166	174,812
Garda World Security Corp. (Canada)†(f)	4.625%	2/15/2027	674	694,220
Global Payments, Inc.	3.20%	8/15/2029	572	627,636
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	567	576,384
PayPal Holdings, Inc.	3.25%	6/1/2050	158	179,349
Pepperdine University	3.301%	12/1/2059	102	110,139
United Rentals North America, Inc.	4.00%	7/15/2030	268	280,395
Total				2,949,200

Chemicals 0.94%

Ashland LLC	6.875%	5/15/2043	60	74,958
CF Industries, Inc.	4.95%	6/1/2043	433	512,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

CNAC HK Finbridge Co. Ltd. (Hong Kong)(f)	3.50%	7/19/2022	$400	$414,351
CNAC HK Finbridge Co. Ltd. (Hong Kong)(f)	4.125%	7/19/2027	450	500,182
Nouryon Holding BV (Netherlands)†(f)	8.00%	10/1/2026	250	268,586
Orbia Advance Corp. SAB de CV (Mexico)†(f)	4.875%	9/19/2022	540	572,138
Tronox, Inc.†	6.50%	4/15/2026	276	284,704
Total				2,627,266

Coal 0.04%

Warrior Met Coal, Inc.†	8.00%	11/1/2024	111	114,000

Computer Hardware 0.96%

Banff Merger Sub, Inc.†	9.75%	9/1/2026	490	523,197
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	8	8,838
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	115	135,488
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	772	1,042,680
Leidos, Inc.	5.50%	7/1/2033	27	31,159
Leidos, Inc.	7.125%	7/1/2032	192	253,164
Western Digital Corp.	4.75%	2/15/2026	634	686,869
Total				2,681,395

Computer Software 0.26%

Activision Blizzard, Inc.	1.35%	9/15/2030	167	163,142
Logan Merger Sub, Inc.†	5.50%	9/1/2027	270	278,606
ServiceNow, Inc.	1.40%	9/1/2030	300	295,168
Total				736,916

Construction/Homebuilding 0.85%

Century Communities, Inc.	6.75%	6/1/2027	490	529,399
Installed Building Products, Inc.†	5.75%	2/1/2028	526	556,803
NVR, Inc.	3.00%	5/15/2030	504	547,185
PulteGroup, Inc.	5.00%	1/15/2027	250	285,625
Toll Brothers Finance Corp.	4.35%	2/15/2028	121	131,413
Toll Brothers Finance Corp.	4.875%	3/15/2027	43	48,528
TRI Pointe Group, Inc.	5.25%	6/1/2027	266	285,567
Total				2,384,520

Containers 0.17%

Ball Corp.	2.875%	8/15/2030	382	381,637
Intertape Polymer Group, Inc. (Canada)†(f)	7.00%	10/15/2026	79	83,231
Total				464,868

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 1.81%

AbbVie, Inc.†	4.25%	11/21/2049	$1,236	$1,492,944
AstraZeneca plc (United Kingdom)(f)	4.00%	1/17/2029	379	452,453
Bayer Corp.†	6.65%	2/15/2028	203	264,054
Cigna Corp.	0.949%(3 Mo. LIBOR + .65% )#	9/17/2021	226	226,051
CVS Health Corp.	3.625%	4/1/2027	563	638,431
Eli Lilly & Co.	3.375%	3/15/2029	1,723	2,006,101
Total				5,080,034

Electric: Power 2.62%

AES Corp. (The)	5.125%	9/1/2027	541	585,257
Ausgrid Finance Pty Ltd. (Australia)†(f)	4.35%	8/1/2028	25	28,633
Cemig Geracao e Transmissao SA (Brazil)†(f)	9.25%	12/5/2024	200	225,402
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	6	8,703
Dominion Energy, Inc.	3.375%	4/1/2030	145	164,927
Dominion Energy, Inc.	7.00%	6/15/2038	135	198,961
DTE Electric Co.	2.625%	3/1/2031	810	896,849
Emera US Finance LP	4.75%	6/15/2046	545	677,824
Eskom Holdings SOC Ltd. (South Africa)†(f)	5.75%	1/26/2021	200	196,167
Exelon Generation Co. LLC	3.25%	6/1/2025	590	650,961
ITC Holdings Corp.	3.35%	11/15/2027	206	231,246
Listrindo Capital BV (Netherlands)†(f)	4.95%	9/14/2026	350	363,563
NRG Energy, Inc.†	4.45%	6/15/2029	619	683,888
NRG Energy, Inc.	5.75%	1/15/2028	65	70,838
Oglethorpe Power Corp.	5.95%	11/1/2039	519	678,930
Pennsylvania Electric Co.†	3.60%	6/1/2029	175	194,466
Perusahaan Listrik Negara PT (Indonesia)†(f)	4.125%	5/15/2027	200	219,962
Perusahaan Listrik Negara PT (Indonesia)†(f)	5.25%	10/24/2042	200	235,359
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	7,961
PSEG Power LLC	8.625%	4/15/2031	700	1,033,023
Total				7,352,920

Electrical Equipment 0.76%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	1,787	1,981,865
Micron Technology, Inc.	2.497%	4/24/2023	143	149,449
Total				2,131,314

Electronics 0.59%

Jabil, Inc.	3.00%	1/15/2031	468	477,121
Roper Technologies, Inc.(h)	1.40%	9/15/2027	804	816,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics (continued)

Trimble, Inc.	4.90%	6/15/2028	$292	$349,979
Total				1,643,615

Energy Equipment & Services 0.32%

Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	400	426,666
Greenko Solar Mauritius Ltd. (Mauritius)†(f)	5.95%	7/29/2026	210	219,450
TerraForm Power Operating LLC†	4.75%	1/15/2030	245	262,692
Total				908,808

Entertainment 0.71%

Colt Merger Sub, Inc.†	8.125%	7/1/2027	266	282,307
Penn National Gaming, Inc.†	5.625%	1/15/2027	410	424,904
Scientific Games International, Inc.†	7.25%	11/15/2029	336	333,282
Scientific Games International, Inc.†	8.25%	3/15/2026	265	273,436
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(f)	7.00%	7/15/2026	241	257,358
Vail Resorts, Inc.†	6.25%	5/15/2025	378	405,405
Total				1,976,692

Financial Services 2.12%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(f)	4.875%	1/16/2024	1,050	1,083,110
Affiliated Managers Group, Inc.	3.50%	8/1/2025	79	87,112
Aircastle Ltd.	4.25%	6/15/2026	550	514,040
Ally Financial, Inc.	8.00%	11/1/2031	541	736,407
Ameriprise Financial, Inc.	3.00%	4/2/2025	249	273,056
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.25%	5/15/2024	418	405,701
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	11	11,523
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	368	218,794
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	269	283,425
Navient Corp.	6.75%	6/25/2025	464	484,497
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	22,618
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	303	330,539
OneMain Finance Corp.	5.375%	11/15/2029	521	556,167
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.50%	2/15/2024	382	376,886
Quicken Loans LLC†	5.75%	5/1/2025	231	238,363
SURA Asset Management SA (Colombia)†(f)	4.375%	4/11/2027	200	220,214
SURA Asset Management SA (Columbia)†(f)	4.875%	4/17/2024	100	109,487
Total				5,951,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 1.14%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	$123	$130,096
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	628	675,728
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	371	391,633
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(f)	5.625%	8/15/2026	270	269,120
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	416	473,200
Kraft Heinz Foods Co.	4.375%	6/1/2046	814	832,522
Minerva Luxembourg SA (Luxembourg)†(f)	5.875%	1/19/2028	400	426,004
Total				3,198,303

Health Care Products 1.41%

Alcon Finance Corp.†	2.60%	5/27/2030	1,104	1,171,153
Boston Scientific Corp.	2.65%	6/1/2030	701	747,300
Stryker Corp.	1.95%	6/15/2030	932	957,157
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	830	1,067,698
Total				3,943,308

Health Care Services 3.10%

Adventist Health System	2.952%	3/1/2029	116	120,858
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	203	226,744
Anthem, Inc.	2.25%	5/15/2030	301	312,504
Centene Corp.	3.375%	2/15/2030	271	282,264
CommonSpirit Health	3.347%	10/1/2029	692	737,231
DaVita, Inc.†	3.75%	2/15/2031	391	386,902
Encompass Health Corp.	4.50%	2/1/2028	42	43,137
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	55	61,504
HCA, Inc.	4.125%	6/15/2029	1,323	1,524,171
HCA, Inc.	5.25%	6/15/2026	450	531,675
LifePoint Health, Inc.†	4.375%	2/15/2027	371	370,073
LifePoint Health, Inc.†	6.75%	4/15/2025	139	150,468
MEDNAX, Inc.†	6.25%	1/15/2027	524	556,106
Quest Diagnostics, Inc.	2.80%	6/30/2031	327	353,684
Radiology Partners, Inc.†	9.25%	2/1/2028	263	280,095
Select Medical Corp.†	6.25%	8/15/2026	499	536,829
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	44	43,500
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	197	213,804
Tenet Healthcare Corp.	7.00%	8/1/2025	412	426,463
Tenet Healthcare Corp.†	6.25%	2/1/2027	223	234,461
Tenet Healthcare Corp.	6.75%	6/15/2023	140	149,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)

UnitedHealth Group, Inc.	3.875%	12/15/2028	$475	$567,390
Universal Health Services, Inc.†	4.75%	8/1/2022	45	45,185
Universal Health Services, Inc.†	5.00%	6/1/2026	500	521,780
Total				8,676,068

Household Equipment/Products 0.13%

Newell Brands, Inc.	5.875%	4/1/2036	331	374,090

Insurance 0.44%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	271	275,573
Assurant, Inc.	3.70%	2/22/2030	162	172,187
Protective Life Corp.	8.45%	10/15/2039	275	420,257
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	287	361,641
Total				1,229,658

Leisure 0.41%

Carnival Corp.†	11.50%	4/1/2023	410	457,968
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	149	172,895
Viking Cruises Ltd.†	13.00%	5/15/2025	470	522,875
Total				1,153,738

Lodging 0.45%

Boyd Gaming Corp.	4.75%	12/1/2027	162	161,726
Boyd Gaming Corp.	6.00%	8/15/2026	410	431,447
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	504	520,219
Las Vegas Sands Corp.	3.90%	8/8/2029	158	159,924
Total				1,273,316

Machinery: Agricultural 1.29%

Altria Group, Inc.	4.80%	2/14/2029	475	568,462
BAT Capital Corp.	3.557%	8/15/2027	16	17,500
BAT Capital Corp.	4.39%	8/15/2037	1,092	1,190,428
Cargill, Inc.†	2.125%	4/23/2030	458	480,512
Imperial Brands Finance plc (United Kingdom)†(f)	3.875%	7/26/2029	509	557,328
Kernel Holding SA (Ukraine)†(f)	8.75%	1/31/2022	200	209,200
MHP Lux SA (Luxembourg)†(f)	6.25%	9/19/2029	400	391,928
MHP Lux SA (Luxembourg)†(f)	6.95%	4/3/2026	200	207,430
Total				3,622,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery: Industrial/Specialty 1.26%

IDEX Corp.	3.00%	5/1/2030		$471	$516,601
nVent Finance Sarl (Luxembourg)(f)	4.55%	4/15/2028		944	1,014,703
Stanley Black & Decker, Inc.	4.00%(5 Yr Treasury CMT + 2.66% )#	3/15/2060		393	412,732
Vertical Midco GmbH†(c)	4.375%	7/15/2027	EUR	115	141,043
Vertical US Newco, Inc.†	5.25%	7/15/2027		$307	320,431
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028		973	1,119,138
Total					3,524,648

Manufacturing 0.17%

Amsted Industries, Inc.†	4.625%	5/15/2030		112	116,835
Carlisle Cos., Inc.	2.75%	3/1/2030		334	354,199
Total					471,034

Media 2.97%

AMC Networks, Inc.	4.75%	8/1/2025		651	674,765
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		538	578,673
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028		134	141,839
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		28	37,507
Cox Communications, Inc.†	8.375%	3/1/2039		742	1,221,773
CSC Holdings LLC†	5.50%	4/15/2027		745	795,258
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		621	485,880
DISH DBS Corp.	7.75%	7/1/2026		588	674,004
Globo Comunicacao e Participacoes SA (Brazil)†(f)	4.875%	1/22/2030		325	321,266
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		647	683,597
Scripps Escrow, Inc.†	5.875%	7/15/2027		375	375,469
TEGNA, Inc.†	5.00%	9/15/2029		515	518,502
Time Warner Cable LLC	7.30%	7/1/2038		1,276	1,816,262
Time Warner Entertainment Co. LP	8.375%	7/15/2033		6	9,335
Total					8,334,130

Metals & Minerals: Miscellaneous 0.98%

Anglo American Capital plc (United Kingdom)†(f)	4.75%	4/10/2027		600	689,845
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021		220	223,215
FMG Resources August 2006 Pty Ltd. (Australia)†(f)	4.50%	9/15/2027		256	276,913
Freeport-McMoRan, Inc.	4.125%	3/1/2028		259	271,260
Freeport-McMoRan, Inc.	4.25%	3/1/2030		390	410,108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Glencore Funding LLC†	4.875%	3/12/2029	$580	$684,896
Hecla Mining Co.	7.25%	2/15/2028	164	181,015
Kinross Gold Corp. (Canada)(f)	5.95%	3/15/2024	7	8,030
Total				2,745,282

Natural Gas 0.68%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	200	250,131
National Fuel Gas Co.	5.50%	1/15/2026	458	501,834
NiSource, Inc.	3.49%	5/15/2027	1,029	1,163,586
Total				1,915,551

Oil 3.66%

Apache Corp.	4.375%	10/15/2028	145	144,269
Apache Corp.	4.625%	11/15/2025	273	279,825
Cenovus Energy, Inc. (Canada)(f)	5.40%	6/15/2047	798	713,906
Citgo Holding, Inc.†	9.25%	8/1/2024	263	260,370
CITGO Petroleum Corp.†	7.00%	6/15/2025	260	261,788
Continental Resources, Inc.	3.80%	6/1/2024	284	280,743
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	265	263,012
Diamondback Energy, Inc.	3.50%	12/1/2029	281	286,303
Diamondback Energy, Inc.	4.75%	5/31/2025	122	134,006
Diamondback Energy, Inc.	5.375%	5/31/2025	292	304,155
Empresa Nacional del Petroleo (Chile)†(f)	3.75%	8/5/2026	255	273,370
Eni SpA (Italy)†(f)	5.70%	10/1/2040	200	237,469
Eni USA, Inc.	7.30%	11/15/2027	70	90,007
EQT Corp.	7.875%	2/1/2025	391	449,386
Equinor ASA (Norway)(f)	1.75%	1/22/2026	148	155,147
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	288	271,716
Laredo Petroleum, Inc.	9.50%	1/15/2025	395	283,025
MEG Energy Corp. (Canada)†(f)	7.00%	3/31/2024	184	183,099
MEG Energy Corp. (Canada)†(f)	7.125%	2/1/2027	197	188,976
Murphy Oil Corp.	5.875%	12/1/2027	276	265,391
Occidental Petroleum Corp.	7.875%	9/15/2031	645	692,972
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	455	471,778
PDC Energy, Inc.	5.75%	5/15/2026	222	227,800
Pertamina Persero PT (Indonesia)†(f)	4.70%	7/30/2049	200	220,000
Petroleos Mexicanos (Mexico)(f)	4.50%	1/23/2026	614	575,232
Petroleos Mexicanos (Mexico)(f)	5.35%	2/12/2028	360	328,050
Range Resources Corp.†	9.25%	2/1/2026	280	295,322
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	2.875%	4/16/2024	600	631,260
Southwestern Energy Co.	7.75%	10/1/2027	275	281,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Oil (continued)

Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(f)	3.25%	8/15/2030		$200	$206,394
Viper Energy Partners LP†	5.375%	11/1/2027		400	412,676
WPX Energy, Inc.	5.25%	9/15/2024		134	137,030
WPX Energy, Inc.	5.75%	6/1/2026		395	404,016
WPX Energy, Inc.	8.25%	8/1/2023		42	47,357
Total					10,257,725

Oil: Crude Producers 1.53%

AI Candelaria Spain SLU (Spain)†(f)	7.50%	12/15/2028		300	330,321
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02% )#	1/22/2078		588	417,066
Cheniere Corpus Christi Holdings LLC†	3.70%	11/15/2029		161	170,059
Florida Gas Transmission Co. LLC†	2.55%	7/1/2030		627	659,575
NGPL PipeCo LLC†	4.875%	8/15/2027		600	657,254
Plains All American Pipeline LP	6.125%(3 Mo. LIBOR + 4.11% )#	—	(g)	560	392,565
Sabine Pass Liquefaction LLC	5.875%	6/30/2026		1,156	1,390,811
Western Midstream Operating LP	5.05%	2/1/2030		277	284,350
Total					4,302,001

Oil: Integrated Domestic 0.10%

National Oilwell Varco, Inc.	3.60%	12/1/2029		271	268,052

Paper & Forest Products 0.13%

Fibria Overseas Finance Ltd. (Brazil)(f)	4.00%	1/14/2025		340	359,089

Real Estate Investment Trusts 1.52%

Country Garden Holdings Co. Ltd. (China)(f)	4.75%	9/28/2023		200	205,373
EPR Properties	4.95%	4/15/2028		421	408,468
ESH Hospitality, Inc.†	4.625%	10/1/2027		395	395,486
Goodman US Finance Three LLC†	3.70%	3/15/2028		356	388,683
Healthcare Realty Trust, Inc.	2.40%	3/15/2030		186	187,373
Healthcare Trust of America Holdings LP	3.10%	2/15/2030		194	205,134
Kaisa Group Holdings Ltd. (China)(f)	9.375%	6/30/2024		200	194,250
Kaisa Group Holdings Ltd. (China)†(f)	11.95%	10/22/2022		200	214,195
Longfor Group Holdings Ltd. (China)(f)	4.50%	1/16/2028		200	220,812
Sunac China Holdings Ltd. (China)(f)	7.875%	2/15/2022		420	433,647
VEREIT Operating Partnership LP	4.875%	6/1/2026		739	825,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Yuzhou Group Holdings Co. Ltd. (China)(f)	6.00%	10/25/2023		$200	$200,375
Zhenro Properties Group Ltd. (China)(f)	8.65%	1/21/2023		360	375,075
Total					4,254,095

Retail 1.51%

AutoNation, Inc.	4.75%	6/1/2030		47	55,147
Gap, Inc. (The)†	8.625%	5/15/2025		490	548,138
IRB Holding Corp.†	7.00%	6/15/2025		499	533,568
Lithia Motors, Inc.†	4.625%	12/15/2027		474	501,255
Murphy Oil USA, Inc.	4.75%	9/15/2029		500	541,698
PetSmart, Inc.†	5.875%	6/1/2025		268	276,375
PetSmart, Inc.†	8.875%	6/1/2025		249	258,773
Rite Aid Corp.†	8.00%	11/15/2026		436	443,630
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025		266	270,462
Walgreens Boots Alliance, Inc.	3.20%	4/15/2030		266	282,310
Yum! Brands, Inc.†	7.75%	4/1/2025		460	514,050
Total					4,225,406

Steel 0.07%

CSN Resources SA (Brazil)†(f)	7.625%	2/13/2023		200	205,502

Technology 1.94%

Alibaba Group Holding Ltd. (China)(f)	3.60%	11/28/2024		630	696,978
E*TRADE Financial Corp.	3.80%	8/24/2027		244	272,952
E*TRADE Financial Corp.	4.50%	6/20/2028		17	19,819
E*TRADE Financial Corp.	5.875%(3 Mo. LIBOR + 4.44% )#	—	(g)	422	458,661
GrubHub Holdings, Inc.†	5.50%	7/1/2027		527	552,033
JD.com, Inc. (China)(f)	3.375%	1/14/2030		335	366,811
Match Group Holdings II LLC†	4.125%	8/1/2030		520	545,595
Match Group Holdings II LLC†	5.625%	2/15/2029		156	172,545
Netflix, Inc.†	3.625%	6/15/2025		108	114,199
Netflix, Inc.†	4.875%	6/15/2030		234	271,616
Netflix, Inc.	6.375%	5/15/2029		659	836,106
Prosus NV (Netherlands)†(f)	3.68%	1/21/2030		200	217,885
Tencent Holdings Ltd. (China)†(f)	3.595%	1/19/2028		620	690,748
Uber Technologies, Inc.†	8.00%	11/1/2026		220	233,330
Total					5,449,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 2.11%

AT&T, Inc.	4.30%	2/15/2030	$186		$222,380
AT&T, Inc.	6.00%	8/15/2040	1,125		1,511,376
AT&T, Inc.	6.25%	3/29/2041	562		778,348
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(f)	6.75%	10/1/2026	397		410,518
Consolidated Communications, Inc.	6.50%	10/1/2022	285		279,478
Sprint Capital Corp.	6.875%	11/15/2028	377		482,980
T-Mobile USA, Inc.†	3.75%	4/15/2027	1,629		1,843,881
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	263		260,385
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	108		111,696
Total					5,901,042

Toys 0.19%

Mattel, Inc.	5.45%	11/1/2041	137		125,430
Mattel, Inc.†	6.75%	12/31/2025	381		404,717
Total					530,147

Transportation: Miscellaneous 0.36%

Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027	434		459,498
XPO Logistics, Inc.†	6.25%	5/1/2025	502		536,826
Total					996,324

Utilities 0.05%

Aquarion Co.†	4.00%	8/15/2024	125		136,634
Total Corporate Bonds (cost $139,842,672)					144,773,464

FLOATING RATE LOANS(i) 0.00%

Oil 0.00%

Tapstone Energy Holdings III, LLC Term Loan	5.00%(1 Mo. LIBOR + 4.00% )	4/17/2024	—	(a)	274	(j)

Transportation: Miscellaneous 0.00%

Gruden Acquisition, Inc. 2nd Lien Term Loan	9.50%(3 Mo. LIBOR + 8.50% )	8/18/2023	12		10,980
Total Floating Rate Loans (cost $12,299)					11,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 1.81%

Bermuda 0.30%

Bermuda Government International Bond†	2.375%	8/20/2030	$825	$843,562

Egypt 0.22%

Republic of Egypt†(f)	4.55%	11/20/2023	200	201,752
Republic of Egypt†(f)	6.588%	2/21/2028	400	406,092
Total				607,844

Japan 0.24%

Development Bank of Japan, Inc.†(f)	1.00%	8/27/2030	682	677,390

Nigeria 0.22%

Republic of Nigeria†(f)	6.375%	7/12/2023	600	623,991

Peru 0.06%

Peruvian Government International Bond(f)	2.392%	1/23/2026	160	168,480

Qatar 0.34%

State of Qatar†(f)	3.25%	6/2/2026	600	663,682
State of Qatar†(f)	5.103%	4/23/2048	200	283,940
Total				947,622

Saudi Arabia 0.16%

Saudi International Bond†(f)	3.625%	3/4/2028	400	444,336

Turkey 0.13%

Republic of Turkey(f)	4.25%	4/14/2026	200	182,255
Republic of Turkey(f)	5.25%	3/13/2030	200	181,082
Total				363,337

Ukraine 0.14%

Ukraine Government International Bond†(f)	7.75%	9/1/2023	360	383,856
Total Foreign Government Obligations (cost $5,012,168)				5,060,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATION 0.01%

Government National Mortgage Assoc. 2017-76 AS (cost $11,208)	2.65%		11/16/2050	$11	$11,898

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.89%

Federal Home Loan Mortgage Corp.	4.00%		10/1/2049	389	442,859
Federal National Mortgage Assoc.(k)	2.50%		TBA	2,593	2,729,437
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	4,484	4,841,778
Federal National Mortgage Assoc.(k)	3.50%		TBA	5,900	6,223,117
Federal National Mortgage Assoc.	4.00%		1/1/2048	491	559,418
Federal National Mortgage Assoc.(k)	4.00%		TBA	22,651	24,141,012
Total Government Sponsored Enterprises Pass-Throughs (cost $38,598,967)					38,937,621

MUNICIPAL BONDS 0.60%

Miscellaneous

California	7.30%		10/1/2039	75	124,747
California	7.625%		3/1/2040	115	201,017
California Health Facilities Financing Authority	3.034%		6/1/2034	115	121,699
City of San Antonio TX Airport System, Revenue Bonds Series B	3.527%		7/1/2040	245	249,246
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	208	220,759
Michigan Finance Authority	3.084%		12/1/2034	300	333,207
New Jersey Educational Facilities Authority	3.636%		9/1/2029	182	196,254
Permanent University Fund - Texas A&M University System	3.66%		7/1/2047	220	241,146
Total Municipal Bonds (cost $1,587,645)					1,688,075

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.94%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	53,413
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	95	91,167
Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(l)	12/25/2059	118	119,630
Angel Oak Mortgage Trust I LLC 2019-4 A1†	2.993	%#(l)	7/26/2049	354	359,503
AREIT Trust 2018-CRE2 A†	1.138%(1 Mo. LIBOR + .98%	)#	11/14/2035	42	42,077
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.092%(1 Mo. LIBOR + .93%	)#	12/15/2036	1,075	1,015,215
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.112%(1 Mo. LIBOR + .95%	)#	6/15/2035	100	95,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.762%(1 Mo. LIBOR + 1.60%	)#	3/15/2034	$100	$92,603
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	168	168,550
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175	170,372
BBCMS Mortgage Trust 2018-TALL E†	2.599%(1 Mo. LIBOR + 2.44%	)#	3/15/2037	64	59,553
BBCMS Mortgage Trust 2019-BWAY A†	1.118%(1 Mo. LIBOR + .96%	)#	11/25/2034	197	192,202
BBCMS Mortgage Trust 2019-BWAY B†	1.472%(1 Mo. LIBOR + 1.31%	)#	11/25/2034	87	83,825
BBCMS Mortgage Trust 2019-BWAY C†	1.772%(1 Mo. LIBOR + 1.61%	)#	11/25/2034	350	334,893
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	100	102,075
BX Commercial Mortgage Trust 2018-BIOA A†	0.833%(1 Mo. LIBOR + .67%	)#	3/15/2037	70	69,512
BX Commercial Mortgage Trust 2019-XL C†	1.412%(1 Mo. LIBOR + 1.25%	)#	10/15/2036	142	141,899
BX Commercial Mortgage Trust 2019-XL D†	1.612%(1 Mo. LIBOR + 1.45%	)#	10/15/2036	161	161,339
BX Commercial Mortgage Trust 2019-XL E†	1.962%(1 Mo. LIBOR + 1.80%	)#	10/15/2036	95	94,472
BX Trust 2018-GW A†	0.962%(1 Mo. LIBOR + .80%	)#	5/15/2035	55	53,022
BX Trust 2019-OC11 A†	3.202%		12/9/2041	397	422,540
CF Trust 2019-BOSS A1†	3.412%(1 Mo. LIBOR + 3.25%	)#	12/15/2021	222	204,695	(b)
CF Trust 2019-MF1 C†	2.65%(1 Mo. LIBOR + 1.65%	)#	8/21/2032	378	362,956
CF Trust 2019-MF1 D†	2.95%(1 Mo. LIBOR + 1.95%	)#	8/21/2032	706	663,785
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	98	107,514
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485	321,655
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(l)	4/15/2049	25	15,504
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	97,470
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.863	%#(l)	8/10/2047	835	571,939
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#(l)	12/10/2047	50	52,441
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.454	%#(l)	2/10/2048	707	443,920
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	275	306,350
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29	%#(l)	7/10/2050	53	59,123
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.53	%#(l)	7/10/2050	50	53,005
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.53	%#(l)	7/10/2050	10	9,486
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.53	%#(l)	7/10/2050	425	326,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	$88	$95,920
Commercial Mortgage Pass-Through Certificates 2017-COR2 AM	3.803%		9/10/2050	200	224,248
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.412%(1 Mo. LIBOR + 1.25%	)#	1/15/2034	683	660,973
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(l)	2/25/2050	286	291,135
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.70%		4/25/2065	653	654,166
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.533	%#(l)	11/15/2049	1,250	736,198
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214	236,245
Deephaven Residential Mortgage Trust 2019-3A A1†	2.964	%#(l)	7/25/2059	371	377,063
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791	%#(l)	10/25/2059	244	247,771
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(l)	1/25/2060	178	179,921
Exantas Capital Corp., Ltd. 2019-RSO7 A†	1.162%(1 Mo. LIBOR + 1.00%	)#	4/15/2036	74	72,470
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	1.662%(1 Mo. LIBOR + 1.50%	)#	4/15/2036	100	97,643
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	134	137,617
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100	101,060
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	146	148,813
Great Wolf Trust 2019-WOLF A†	1.196%(1 Mo. LIBOR + 1.03%	)#	12/15/2036	512	494,425
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.112%(1 Mo. LIBOR + .95%	)#	7/15/2035	100	95,216
GS Mortgage Securities Corp. Trust 2019-70P A†	1.162%(1 Mo. LIBOR + 1.00%	)#	10/15/2036	1,219	1,177,079
GS Mortgage Securities Corp. Trust 2019-70P B†	1.482%(1 Mo. LIBOR + 1.32%	)#	10/15/2036	813	765,170
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	0.506	%#(l)	10/15/2036	86,776	261,196
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.312%(1 Mo. LIBOR + 1.15%	)#	8/15/2032	750	725,196
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.662%(1 Mo. LIBOR + 1.50%	)#	8/15/2032	525	500,765
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	0.587	%#(l)	8/15/2032	36,803	63,051
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(l)	4/10/2031	154	152,335
GS Mortgage Securities Trust 2014-GC26 C	4.662	%#(l)	11/10/2047	50	45,581
Hilton Orlando Trust 2018-ORL A†	0.932%(1 Mo. LIBOR + .77%	)#	12/15/2034	45	43,174
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.767	%#(l)	7/5/2031	30	30,748
JPMorgan Chase Commercial Mortgage Securities Trust	3.75%		9/15/2029	325	300,351	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	4.65%		9/15/2029	325	295,747	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	5.35%		9/15/2029	325	291,085	(b)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust	6.305%		9/15/2029	$325	$286,375	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	7.35%		9/15/2029	325	279,250	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	7	7,486
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#(l)	6/10/2027	100	9,003
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411	%#(l)	7/15/2048	10	9,779
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.742	%#(l)	9/5/2032	100	99,840
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	103	101,626
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.162%(1 Mo. LIBOR + 1.00%	)#	6/15/2032	787	751,657
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.462%(1 Mo. LIBOR + 1.30%	)#	6/15/2032	294	276,571
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.762%(1 Mo. LIBOR + 1.60%	)#	6/15/2032	30	27,750
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02%(1 Mo. LIBOR + 1.02%	)#	11/15/2035	10	9,617
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35%(1 Mo. LIBOR + 1.35%	)#	11/15/2035	10	9,420
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.107%(1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,539
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.407%(1 Mo. LIBOR + 1.25%	)#	7/5/2033	26	25,490
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,387
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,040
LoanCore Issuer Ltd. 2019-CRE3 A†	1.212%(1 Mo. LIBOR + 1.05%	)#	4/15/2034	900	880,434
Motel 6 Trust 2017-MTL6 E†	3.412%(1 Mo. LIBOR + 3.25%	)#	8/15/2034	28	27,250
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917	%#(l)	11/15/2032	50	51,979
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917	%#(l)	11/15/2032	50	51,660
Natixis Commercial Mortgage Securities Trust 2019-1776 XCP IO†	0.633	%#(l)	10/15/2036	36,272	256,806
New Residential Mortgage Loan Trust 2019-NQM3 A1†	2.802	%#(l)	7/25/2049	317	322,362
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(l)	1/26/2060	105	107,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PFP Ltd. 2019-6 B†	1.858%(1 Mo. LIBOR + 1.70%	)#	4/14/2037	$500	$473,053
PFP Ltd. 2019-6 C†	2.258%(1 Mo. LIBOR + 2.10%	)#	4/14/2037	332	313,434
Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	165	156,522	(b)
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100	110,726	(b)
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	16	17,023
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	908	930,388
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(l)	2/25/2024	91	92,637
RETL 2019-RVP C†	2.262%(1 Mo. LIBOR + 2.10%	)#	3/15/2036	70	64,057
SG Commercial Mortgage Securities Trust 2019-787E IO†	0.456	%#(l)	2/15/2041	1,217	31,229
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(l)	2/25/2050	177	179,684
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	402	410,832
Vista Point Securitization Trust 2020-2 A1†	1.475	%#(l)	4/25/2065	452	454,299
VMC Finance LLC 2019-FL3 A†	1.262%(1 Mo. LIBOR + 1.10%	)#	9/15/2036	1,575	1,537,178
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.411	%#(l)	7/15/2046	494	464,062
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	165	179,052
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.238	%#(l)	5/15/2048	60	50,448
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(l)	7/15/2048	1,270	1,182,119
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(l)	11/15/2050	146	162,464
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	1.014%(1 Mo. LIBOR + .85%	)#	12/13/2031	200	192,805
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	98	99,339
WF-RBS Commercial Mortgage Trust 2012-C8 C	5.049	%#(l)	8/15/2045	50	49,970
WF-RBS Commercial Mortgage Trust 2013-C12 B	3.863	%#(l)	3/15/2048	25	26,149
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.461	%#(l)	3/15/2048	50	50,057
Total Non-Agency Commercial Mortgage-Backed Securities (cost $29,626,465)					27,871,316

U.S. TREASURY OBLIGATIONS 13.37%

U.S. Treasury Bill	Zero Coupon		11/12/2020	17,216	17,213,073
U.S. Treasury Bond	1.25%		5/15/2050	1,788	1,686,727
U.S. Treasury Bond	1.375%		8/15/2050	3,517	3,425,228
U.S. Treasury Bond	2.375%		11/15/2049	1,848	2,245,609
U.S. Treasury Bond	3.625%		8/15/2043	2,698	3,909,465
U.S. Treasury Inflation Indexed Note(m)	0.125%		4/15/2025	2,559	2,749,957
U.S. Treasury Note	0.25%		7/31/2025	6,002	5,997,545
U.S. Treasury Note	0.625%		8/15/2030	264	261,834
Total U.S. Treasury Obligations (cost $37,037,663)					37,489,438
Total Long-Term Investments (cost $301,113,866)					305,356,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.77%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $7,545,100 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $7,919,014; proceeds: $7,763,723 (cost $7,763,723)	$7,764	$7,763,723
Total Investments in Securities 111.70% (cost $308,877,589)		313,120,606
Liabilities in Excess of Foreign Cash and Other Assets(n) (11.70%)		(32,795,760)
Net Assets 100.00%		$280,324,846

CAD	Canadian dollar.
EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $124,426,463, which represents 44.39% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
(a)	Amount is less than $1,000.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Amount represents less than 1,000 shares.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Securities purchased on a when-issued basis.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2020.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	9/4/2020	68,000	$76,554	$81,151	$4,597
Euro	Buy	Toronto Dominion Bank	9/4/2020	60,000	68,130	71,604	3,474
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$8,071

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	9/15/2020	151,000	$111,047	$115,772	$(4,725)
Euro	Sell	Goldman Sachs	9/4/2020	128,000	139,131	152,755	(13,624)
Euro	Sell	Morgan Stanley	9/4/2020	115,000	129,575	137,241	(7,666)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(26,015)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	December 2020	27	Long		$4,284,189		$4,304,812	$20,623
U.S. Long Bond	December 2020	4	Long		699,163		702,875	3,712
Ultra Long U.S. Treasury Bond	December 2020	27	Long		5,896,829		5,964,469	67,640
Total Unrealized Appreciation on Open Futures Contracts								$91,975

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
5-Year Canadian Bond	December 2020	2	Short	CAD	(258,216)	CAD	(258,920)	$(539)
Euro-Schatz	September 2020	1	Short	EUR	(111,973)	EUR	(112,015)	(50)
Total Unrealized Depreciation on Open Futures Contracts								$(589)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$22,224,717	$114,190	$22,338,907
Remaining Industries	—	27,174,488	—	27,174,488
Common Stock	—	—	4	4
Corporate Bonds	—	144,773,464	—	144,773,464
Floating Rate Loans
Oil	—	—	274	274
Remaining Industries	—	10,980	—	10,980
Foreign Government Obligations	—	5,060,418	—	5,060,418
Government Sponsored Enterprises Collateralized Mortgage Obligation	—	11,898	—	11,898
Government Sponsored Enterprises Pass-Throughs	—	38,937,621	—	38,937,621
Municipal Bonds	—	1,688,075	—	1,688,075
Non-Agency Commercial Mortgage-Backed Securities	—	25,946,565	1,924,751	27,871,316
U.S. Treasury Obligations	—	37,489,438	—	37,489,438
Short-Term Investment
Repurchase Agreement	—	7,763,723	—	7,763,723
Total	$—	$311,081,387	$2,039,219	$313,120,606
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$8,071	$—	$8,071
Liabilities	—	(26,015)	—	(26,015)
Futures Contracts
Assets	91,975	—	—	91,975
Liabilities	(589)	—	—	(589)
Total	$91,386	$(17,944)	$—	$73,442

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND August 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2019	$1,125,658	$—	$—	$2,619,445
Accrued Discounts (Premiums)	376	—	3	(255)
Realized Gain (Loss)	18,965	—	—	(8,674)
Change in Unrealized Appreciation (Depreciation)	(23,107)	—	(3)	(209,475)
Purchases	—	4	274	—
Sales	(500,000)	—	—	(476,290)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(507,702)	—	—	—
Balance as of August 31, 2020	$114,190	$4	$274	$1,924,751
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$571	$—	$(3)	$(204,699)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.64%

ASSET-BACKED SECURITIES 0.21%

Other
Hardee’s Funding LLC 2018-1A A2II† (cost $24,563)	4.959%	6/20/2048	$25	$25,185

CORPORATE BONDS 94.23%

Aerospace/Defense 1.53%

Boeing Co. (The)	3.60%	5/1/2034	10	9,736
Boeing Co. (The)	5.15%	5/1/2030	12	13,461
Boeing Co. (The)	5.705%	5/1/2040	10	11,630
Boeing Co. (The)	5.805%	5/1/2050	49	58,670
Boeing Co. (The)	5.93%	5/1/2060	34	41,611
Lockheed Martin Corp.	4.50%	5/15/2036	25	32,286
Lockheed Martin Corp.	7.75%	5/1/2026	15	19,998
Total				187,392

Air Transportation 0.06%

American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	10	7,198

Auto Parts: Original Equipment 0.46%

BorgWarner, Inc.	2.65%	7/1/2027	53	56,283

Automotive 0.90%

General Motors Co.	6.75%	4/1/2046	90	109,301

Banks: Regional 14.24%

Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	274	309,092
Bank of Montreal (Canada)(a)	3.803%(5 Yr. Swap rate + 1.43%) #	12/15/2032	61	67,657
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39%) #	7/24/2028	230	259,832
Comerica, Inc.	4.00%	2/1/2029	39	45,007
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025	35	39,872
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	45	65,819
HSBC USA, Inc.	9.30%	6/1/2021	23	24,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

JPMorgan Chase & Co.	8.00%	4/29/2027	$105	$145,374
JPMorgan Chase & Co.	3.96%(3 Mo. LIBOR + 1.25%) #	1/29/2027	105	120,678
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	60	62,086
Macquarie Group Ltd. (Australia)†(a)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029	29	33,694
Morgan Stanley	3.875%	1/27/2026	101	116,028
Morgan Stanley	4.431%(3 Mo. LIBOR + 1.63%) #	1/23/2030	51	61,577
Morgan Stanley	5.00%	11/24/2025	5	5,886
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	30	39,650
Toronto-Dominion Bank (The) (Canada)(a)	3.625%(5 Yr. Swap rate + 2.21%) #	9/15/2031	40	45,525
Webster Financial Corp.	4.10%	3/25/2029	19	20,760
Wells Fargo & Co.	2.188%(SOFR + 2.00%) #	4/30/2026	50	52,306
Wells Fargo & Co.	2.393%(SOFR + 2.10%) #	6/2/2028	35	36,592
Wells Fargo & Co.	4.65%	11/4/2044	18	21,938
Wells Fargo & Co.	5.95%	12/1/2086	56	73,103
Westpac Banking Corp. (Australia)(a)	2.65%	1/16/2030	20	22,192
Westpac Banking Corp. (Australia)(a)	4.11%(5 Yr Treasury CMT + 2.00%) #	7/24/2034	34	38,451
Westpac Banking Corp. (Australia)(a)	4.322%(5 Yr. Swap rate + 2.24%) #	11/23/2031	27	30,771
Total				1,738,286

Beverages 1.57%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	100	119,399
Anheuser-Busch InBev Worldwide, Inc.	8.20%	1/15/2039	45	72,328
Total				191,727

Biotechnology Research & Production 1.82%

Biogen, Inc.	2.25%	5/1/2030	71	72,893
Gilead Sciences, Inc.	4.15%	3/1/2047	55	70,515
Regeneron Pharmaceuticals, Inc.	1.75%	9/15/2030	51	49,847
Royalty Pharma plc†(b)	2.20%	9/2/2030	29	28,681
Total				221,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 1.53%

Boral Finance Pty Ltd. (Australia)†(a)	3.00%	11/1/2022	$18	$18,406
Carrier Global Corp.†	2.70%	2/15/2031	31	32,380
Carrier Global Corp.†	3.577%	4/5/2050	25	26,586
Owens Corning Inc.	3.875%	6/1/2030	18	20,275
Owens Corning, Inc.	4.30%	7/15/2047	34	37,014
Vulcan Materials Co.	0.896%(3 Mo. LIBOR + .65%) #	3/1/2021	52	51,997
Total				186,658

Business Services 1.27%

CoStar Group, Inc.†	2.80%	7/15/2030	30	31,593
Global Payments, Inc.	2.90%	5/15/2030	16	17,272
Global Payments, Inc.	3.20%	8/15/2029	39	42,793
PayPal Holdings, Inc.	2.85%	10/1/2029	53	58,770
Pepperdine University	3.301%	12/1/2059	4	4,319
Total				154,747

Chemicals 0.12%

Albemarle Corp.	1.33%(3 Mo. LIBOR + 1.05%) #	11/15/2022	15	14,954

Computer Hardware 2.37%

Apple, Inc.	4.45%	5/6/2044	82	110,232
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	72	84,827
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	27	36,467
Leidos Holdings, Inc.	5.95%	12/1/2040	30	34,841
Leidos, Inc.†	4.375%	5/15/2030	20	23,439
Total				289,806

Computer Software 1.26%

Activision Blizzard, Inc.	1.35%	9/15/2030	10	9,769
Microsoft Corp.	3.45%	8/8/2036	30	36,050
Oracle Corp.	6.125%	7/8/2039	65	95,452
ServiceNow, Inc.	1.40%	9/1/2030	13	12,791
Total				154,062

Construction/Homebuilding 0.48%

NVR, Inc.	3.00%	5/15/2030	54	58,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 4.85%

AbbVie, Inc.†	4.25%	11/21/2049	$95	$114,749
AbbVie, Inc.	4.70%	5/14/2045	35	43,721
AbbVie, Inc.	4.875%	11/14/2048	15	19,328
AstraZeneca plc (United Kingdom)(a)	0.93%(3 Mo. LIBOR + .62%) #	6/10/2022	30	30,180
AstraZeneca plc (United Kingdom)(a)	0.945%(3 Mo. LIBOR + .67%) #	8/17/2023	25	25,230
AstraZeneca plc (United Kingdom)(a)	6.45%	9/15/2037	38	58,713
Bayer Corp.†	6.65%	2/15/2028	28	36,421
Cigna Corp.	4.80%	7/15/2046	25	32,086
Cigna Corp.	6.125%	11/15/2041	32	46,469
CVS Health Corp.	4.30%	3/25/2028	103	121,336
CVS Health Corp.	4.78%	3/25/2038	20	24,529
CVS Health Corp.	5.05%	3/25/2048	30	39,006
Total				591,768

Electric: Power 10.99%

Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	16	18,325
Avista Corp.	4.35%	6/1/2048	21	26,676
Cleco Corporate Holdings LLC	4.973%	5/1/2046	28	31,424
Cleco Power LLC	6.00%	12/1/2040	20	26,345
Dominion Energy, Inc.	7.00%	6/15/2038	32	47,161
DTE Electric Co.	2.625%	3/1/2031	17	18,823
DTE Energy Co.	2.95%	3/1/2030	30	32,563
DTE Energy Co.	6.375%	4/15/2033	20	28,004
El Paso Electric Co.	5.00%	12/1/2044	10	12,421
El Paso Electric Co.	6.00%	5/15/2035	15	20,173
Emera US Finance LP	4.75%	6/15/2046	30	37,311
Entergy Arkansas LLC	4.95%	12/15/2044	27	29,416
Entergy Louisiana LLC	4.00%	3/15/2033	12	15,084
Entergy Texas, Inc.	4.00%	3/30/2029	5	5,860
Exelon Generation Co. LLC	5.60%	6/15/2042	61	70,868
FirstEnergy Transmission LLC†	4.55%	4/1/2049	10	11,577
Georgia Power Co.	4.75%	9/1/2040	29	35,450
Interstate Power & Light Co.	3.50%	9/30/2049	20	22,714
Interstate Power & Light Co.	3.60%	4/1/2029	11	12,653
Interstate Power & Light Co.	4.70%	10/15/2043	10	12,582
ITC Holdings Corp.	3.35%	11/15/2027	30	33,677
MidAmerican Energy Co.	5.75%	11/1/2035	20	29,542
Mississippi Power Co.	4.25%	3/15/2042	45	53,446
Monongahela Power Co.†	4.10%	4/15/2024	25	27,520
New York State Electric & Gas Corp.†	3.30%	9/15/2049	22	23,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

NRG Energy, Inc.†	4.45%	6/15/2029	$54	$59,661
Oglethorpe Power Corp.	5.95%	11/1/2039	42	54,942
Ohio Edison Co.	8.25%	10/15/2038	33	52,986
Oklahoma Gas & Electric Co.	5.25%	5/15/2041	33	42,619
PPL Electric Utilities Corp.	5.20%	7/15/2041	33	43,788
Progress Energy, Inc.	7.75%	3/1/2031	24	36,030
Public Service Co. of Oklahoma	6.625%	11/15/2037	20	28,972
Puget Energy, Inc.	3.65%	5/15/2025	12	12,854
Puget Energy, Inc.†	4.10%	6/15/2030	12	13,257
Puget Energy, Inc.	5.625%	7/15/2022	14	14,911
Puget Energy, Inc.	6.00%	9/1/2021	10	10,526
Puget Sound Energy, Inc.	5.764%	7/15/2040	18	24,634
San Diego Gas & Electric Co.	1.914%	2/1/2022	3	3,245
Sempra Energy	4.00%	2/1/2048	46	53,382
Southwestern Public Service Co.	3.15%	5/1/2050	17	18,490
Southwestern Public Service Co.	4.50%	8/15/2041	25	31,724
Tampa Electric Co.	6.15%	5/15/2037	12	16,757
TransAlta Corp. (Canada)(a)	4.50%	11/15/2022	41	42,102
Tucson Electric Power Co.	1.50%	8/1/2030	18	17,882
Vistra Operations Co. LLC†	3.55%	7/15/2024	75	79,652
Total				1,341,291

Electrical Equipment 1.56%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	136	150,830
NXP BV/NXP Funding LLC (Netherlands)†(a)	3.15%	5/1/2027	36	39,381
Total				190,211

Electronics 1.58%

FLIR Systems, Inc.	2.50%	8/1/2030	57	58,617
Roper Technologies, Inc.(b)	1.40%	9/15/2027	39	39,607
Roper Technologies, Inc.	3.80%	12/15/2026	40	46,359
Trimble, Inc.	4.75%	12/1/2024	24	26,538
Trimble, Inc.	4.90%	6/15/2028	18	21,574
Total				192,695

Financial Services 1.85%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	16	17,643
Aircastle Ltd.	4.25%	6/15/2026	37	34,581
Ally Financial, Inc.	8.00%	11/1/2031	23	31,307
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%	10/1/2023	7	6,814
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	26	27,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Financial Services (continued)

Charles Schwab Corp. (The)	5.375%(5 Yr Treasury CMT + 4.97%) #	—	(c)	$16	$17,600
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027		30	33,927
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		11	12,000
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%	2/15/2024		45	44,397
Total					225,504

Food 0.59%

Smithfield Foods, Inc.†	3.35%	2/1/2022		8	7,979
Sysco Corp.	2.40%	2/15/2030		30	29,957
Sysco Corp.	6.60%	4/1/2040		26	34,711
Total					72,647

Health Care Products 1.65%

Abbott Laboratories	4.75%	11/30/2036		50	67,719
Boston Scientific Corp.	2.65%	6/1/2030		73	77,822
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039		43	55,314
Total					200,855

Health Care Services 3.71%

Anthem, Inc.	2.25%	5/15/2030		87	90,325
CommonSpirit Health	3.347%	10/1/2029		43	45,811
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024		19	21,247
HCA, Inc.	5.50%	6/15/2047		61	77,278
Kaiser Foundation Hospitals	4.15%	5/1/2047		20	25,647
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049		26	28,963
New York and Presbyterian Hospital (The)	3.954%	8/1/2119		30	34,557
Northwell Healthcare, Inc.	3.979%	11/1/2046		27	30,195
NYU Langone Hospitals	4.368%	7/1/2047		22	26,306
NYU Langone Hospitals	4.784%	7/1/2044		7	8,804
Universal Health Services, Inc.†	4.75%	8/1/2022		64	64,263
Total					453,396

Insurance 4.05%

Alleghany Corp.	3.625%	5/15/2030		30	33,673
Assurant, Inc.	3.70%	2/22/2030		32	34,012
Berkshire Hathaway Finance Corp.	4.25%	1/15/2049		46	59,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

CNA Financial Corp.	2.05%	8/15/2030	$9	$8,956
CNO Financial Group, Inc.	5.25%	5/30/2025	65	74,312
Hanover Insurance Group, Inc. (The)	2.50%	9/1/2030	8	8,138
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	19	21,376
Lincoln National Corp.	6.30%	10/9/2037	33	42,974
New York Life Insurance Co.†	4.45%	5/15/2069	39	48,636
Protective Life Corp.	8.45%	10/15/2039	33	50,431
Securian Financial Group, Inc.†	4.80%	4/15/2048	21	25,207
Selective Insurance Group, Inc.	5.375%	3/1/2049	19	23,386
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	39	49,143
Transatlantic Holdings, Inc.	8.00%	11/30/2039	9	14,055
Total				493,870

Leasing 0.87%

GATX Corp.	4.55%	11/7/2028	45	52,168
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.125%	8/1/2023	50	54,315
Total				106,483

Lodging 0.46%

Las Vegas Sands Corp.	3.90%	8/8/2029	55	55,670

Machinery: Agricultural 1.96%

Altria Group, Inc.	5.95%	2/14/2049	67	90,684
BAT Capital Corp.	3.222%	8/15/2024	20	21,580
BAT Capital Corp.	3.557%	8/15/2027	36	39,374
BAT Capital Corp.	4.39%	8/15/2037	49	53,417
BAT Capital Corp.	4.70%	4/2/2027	2	2,320
Cargill, Inc.†	2.125%	4/23/2030	31	32,524
Total				239,899

Machinery: Industrial/Specialty 2.46%

CNH Industrial Capital LLC	4.375%	4/5/2022	43	45,178
CNH Industrial Capital LLC	4.875%	4/1/2021	5	5,110
IDEX Corp.	3.00%	5/1/2030	51	55,938
Kennametal, Inc.	4.625%	6/15/2028	12	13,060
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	25	26,872
Snap-on, Inc.	3.10%	5/1/2050	62	65,202
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	45	51,759
Xylem, Inc.	4.375%	11/1/2046	32	37,207
Total				300,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 0.56%

Carlisle Cos., Inc.	2.75%	3/1/2030		$36	$38,177
Pentair Finance Sarl (Luxembourg)(a)	3.15%	9/15/2022		30	29,698
Total					67,875

Media 3.81%

Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		108	144,671
Comcast Corp.	4.95%	10/15/2058		65	93,227
Cox Communications, Inc.†	8.375%	3/1/2039		35	57,631
Fox Corp.	4.709%	1/25/2029		35	42,060
Fox Corp.	5.476%	1/25/2039		20	26,459
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)	100	101,625
Total					465,673

Metal Fabricating 0.29%

Valmont Industries, Inc.	5.25%	10/1/2054		33	35,218

Metals & Minerals: Miscellaneous 0.91%

Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042		42	49,283
Kinross Gold Corp.(Canada)(a)	4.50%	7/15/2027		35	40,021
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045		16	22,162
Total					111,466

Natural Gas 1.50%

National Fuel Gas Co.	3.95%	9/15/2027		8	8,049
National Fuel Gas Co.	4.90%	12/1/2021		16	16,659
National Fuel Gas Co.	5.20%	7/15/2025		2	2,208
National Fuel Gas Co.	7.395%	3/30/2023		15	16,340
NiSource, Inc.	5.95%	6/15/2041		26	37,082
Piedmont Natural Gas Co., Inc.	3.64%	11/1/2046		25	28,552
Piedmont Natural Gas Co., Inc.	4.10%	9/18/2034		19	23,154
Southern Star Central Corp.†	5.125%	7/15/2022		12	11,996
Southwest Gas Corp.	4.15%	6/1/2049		34	39,625
Total					183,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 5.62%

Andeavor LLC	5.375%	10/1/2022	$3	$2,993
Apache Corp.	5.10%	9/1/2040	15	14,619
Canadian Natural Resources Ltd. (Canada)(a)	7.20%	1/15/2032	31	41,050
Cimarex Energy Co.	4.375%	3/15/2029	34	36,296
Continental Resources, Inc.	4.90%	6/1/2044	20	17,757
Continental Resources, Inc.	5.00%	9/15/2022	56	56,014
Diamondback Energy, Inc.	2.875%	12/1/2024	30	30,937
Diamondback Energy, Inc.	4.75%	5/31/2025	9	9,886
Diamondback Energy, Inc.	5.375%	5/31/2025	75	78,122
Eni USA, Inc.	7.30%	11/15/2027	22	28,288
Equinor ASA (Norway)(a)	1.75%	1/22/2026	5	5,241
Equinor ASA (Norway)(a)	7.15%	11/15/2025	26	33,582
Helmerich & Payne, Inc.	4.65%	3/15/2025	40	44,268
Hess Corp.	5.60%	2/15/2041	40	45,682
Hess Corp.	5.80%	4/1/2047	9	10,267
Occidental Petroleum Corp.	6.95%	7/1/2024	20	20,750
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	40	40,870
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	31	25,838
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	45	67,323
Suncor Energy Ventures Corp. (Canada)†(a)	4.50%	4/1/2022	10	10,347
Suncor Energy Ventures Corp. (Canada)†(a)	9.40%	9/1/2021	5	5,312
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	23	29,301
Valero Energy Corp.	8.75%	6/15/2030	4	5,605
Viper Energy Partners LP†	5.375%	11/1/2027	25	25,792
Total				686,140

Oil: Crude Producers 3.72%

Colonial Pipeline Co.†	3.75%	10/1/2025	20	22,449
Enbridge Energy Partners LP	7.50%	4/15/2038	28	39,309
Energy Transfer Operating LP	5.875%	1/15/2024	10	11,116
Energy Transfer Operating LP	7.60%	2/1/2024	10	11,308
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	15	17,171
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	42	42,282
MPLX LP	1.413%(3 Mo. LIBOR + 1.10%) #	9/9/2022	25	25,003
MPLX LP	5.25%	1/15/2025	35	36,481
MPLX LP	6.25%	10/15/2022	28	28,058
NGPL PipeCo LLC†	4.875%	8/15/2027	48	52,580
Sabal Trail Transmission LLC†	4.246%	5/1/2028	55	62,135
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	88	105,875
Total				453,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.62%

Halliburton Co.	3.80%	11/15/2025	$3	$3,293
Halliburton Co.	7.45%	9/15/2039	31	42,233
National Oilwell Varco, Inc.	3.95%	12/1/2042	33	29,618
Total				75,144

Real Estate Investment Trusts 4.22%

American Homes 4 Rent LP	4.25%	2/15/2028	13	14,817
American Homes 4 Rent LP	4.90%	2/15/2029	20	23,932
EPR Properties	4.95%	4/15/2028	54	52,393
Equinix, Inc.	5.375%	5/15/2027	85	93,157
Goodman US Finance Three LLC†	3.70%	3/15/2028	62	67,692
Healthcare Realty Trust, Inc.	2.40%	3/15/2030	6	6,044
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	5	5,370
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	31	33,487
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	10	10,574
SL Green Operating Partnership LP	3.25%	10/15/2022	30	30,658
SL Green Realty Corp.	4.50%	12/1/2022	22	22,957
VEREIT Operating Partnership LP	4.875%	6/1/2026	40	44,667
WEA Finance LLC†	2.875%	1/15/2027	42	41,847
Weyerhaeuser Co.	4.00%	4/15/2030	30	35,262
Weyerhaeuser Co.	8.50%	1/15/2025	25	32,507
Total				515,364

Retail 0.98%

Alimentation Couche-Tard, Inc. (Canada)†(a)	2.95%	1/25/2030	27	29,097
McDonald’s Corp.	6.30%	10/15/2037	62	91,013
Total				120,110

Steel 0.13%

Steel Dynamics, Inc.	5.00%	12/15/2026	15	16,048

Technology 0.69%

Amazon.com, Inc.	2.50%	6/3/2050	46	46,462
E*TRADE Financial Corp.	3.80%	8/24/2027	24	26,848
E*TRADE Financial Corp.	4.50%	6/20/2028	9	10,493
Total				83,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 4.35%

AT&T, Inc.	2.30%	6/1/2027	$20	$21,241
AT&T, Inc.	3.65%	6/1/2051	15	15,720
AT&T, Inc.	4.30%	2/15/2030	157	187,707
AT&T, Inc.	5.55%	8/15/2041	35	45,286
AT&T, Inc.	6.25%	3/29/2041	47	65,093
Orange SA (France)(a)	9.00%	3/1/2031	40	65,638
T-Mobile USA, Inc.†	3.75%	4/15/2027	115	130,170
Total				530,855

Transportation: Miscellaneous 2.48%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040	52	75,599
Canadian National Railway Co. (Canada)(a)	7.375%	10/15/2031	7	10,244
Canadian Pacific Railway Co. (Canada)(a)	7.125%	10/15/2031	28	41,219
Canadian Pacific Railway Co. (Canada)(a)	9.45%	8/1/2021	10	10,768
CSX Corp.	6.00%	10/1/2036	35	48,994
CSX Transportation, Inc.	7.875%	5/15/2043	8	14,053
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	46	50,442
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	50	51,672
Total				302,991

Utilities 0.16%

Aquarion Co.†	4.00%	8/15/2024	18	19,675
Total Corporate Bonds (cost $11,007,574)				11,503,386

MUNICIPAL BONDS 1.24%

Miscellaneous

California	7.60%	11/1/2040	10	18,316
California State Univ	3.899%	11/1/2047	25	29,790
Chicago, IL	6.314%	1/1/2044	15	16,080
Illinois	5.10%	6/1/2033	5	5,125
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	25	35,089
Miami-Dade Cnty, FL	4.28%	10/1/2041	25	27,158
State of Illinois	4.95%	6/1/2023	4	3,622
University of California Bd of Regents	3.006%	5/15/2050	15	15,930
Total Municipal Bonds (cost $141,126)				151,110

U.S. TREASURY OBLIGATIONS 1.96%

U.S. Treasury Bond	1.375%	8/15/2050	27	26,295
U.S. Treasury Note	0.25%	7/31/2025	200	199,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)

U.S. Treasury Note	0.625%	8/15/2030	$13	$12,893
Total U.S. Treasury Obligations (cost $239,607)				239,040
Total Long-Term Investments (cost $11,412,870)				11,918,721

SHORT-TERM INVESTMENT 2.25%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $267,600 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $280,862; proceeds: $275,321 (cost $275,321)			275	275,321
Total Investments in Securities 99.89% (cost $11,688,191)				12,194,042
Cash and Other Assets in Excess of Liabilities(d) 0.11%				13,826
Net Assets 100.00%				$12,207,868

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $2,117,669, which represents 17.35% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Bond	December 2020	2	Long	$317,347	$318,875	$1,528
U.S. 2-Year Treasury Note	December 2020	2	Long	441,647	441,891	244
U.S. 5-Year Treasury Note	December 2020	16	Long	2,012,777	2,016,500	3,723
Ultra Long U.S. Treasury Bond	December 2020	1	Long	218,401	220,906	2,505
Total Unrealized Appreciation on Open Futures Contracts						$8,000

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2020	13	Short	$(1,808,805)	$(1,810,250)	$(1,445)
U.S. Long Bond	December 2020	3	Short	(524,338)	(527,156)	(2,818)
Total Unrealized Depreciation on Open Futures Contracts						$(4,263)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORPORATE BOND FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$25,185	$—	$25,185
Corporate Bonds	—	11,503,386	—	11,503,386
Municipal Bonds	—	151,110	—	151,110
U.S. Treasury Obligations	—	239,040	—	239,040
Short-Term Investment
Repurchase Agreement	—	275,321	—	275,321
Total	$—	$12,194,042	$—	$12,194,042
Other Financial Instruments
Futures Contracts
Assets	$8,000	$—	$—	$8,000
Liabilities	(4,263)	—	—	(4,263)
Total	$3,737	$—	$—	$3,737

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.89%

ASSET-BACKED SECURITIES 0.89%

Other
Battalion CLO VII Ltd. 2014-7A CRR†	3.203%(3 Mo. LIBOR + 2.93%)	#	7/17/2028	$2,169	$2,062,950
Benefit Street Partners CLO XIX Ltd. 2019-19A D†	4.075%(3 Mo. LIBOR + 3.80%)	#	1/15/2033	5,352	5,179,774
Jamestown CLO VII Ltd. 2015-7A CR†	2.845%(3 Mo. LIBOR + 2.60%)	#	7/25/2027	5,000	4,687,458
Mariner CLO 5 Ltd. 2018-5A E†	5.895%(3 Mo. LIBOR + 5.65%)	#	4/25/2031	1,050	918,083
Mariner CLO Ltd. 2017-4A D†	3.295%(3 Mo. LIBOR + 3.05%)	#	10/26/2029	7,052	6,803,012
Northwoods Capital 20 Ltd. 2019-20A D†	4.495%(3 Mo. LIBOR + 4.25%)	#	1/25/2030	10,284	10,168,718
OCP CLO Ltd. 2016-12A CR†	3.272%(3 Mo. LIBOR + 3.00%)	#	10/18/2028	7,250	7,102,941
Palmer Square Loan Funding Ltd. 2018-1A D†	4.225%(3 Mo. LIBOR + 3.95%)	#	4/15/2026	5,000	4,641,589
Regatta VI Funding Ltd. 2016-1A DR†	2.972%(3 Mo. LIBOR + 2.70%)	#	7/20/2028	2,534	2,427,572
Sound Point CLO XI Ltd. 2016-1A DR†	3.222%(3 Mo. LIBOR + 2.95%)	#	7/20/2028	8,160	7,657,382	(a)
THL Credit Wind River CLO Ltd. 2018-3A D†	3.222%(3 Mo. LIBOR + 2.95%)	#	1/20/2031	1,736	1,632,487
Total Asset-Backed Securities (cost $55,537,445)					53,281,966

				Shares (000)
COMMON STOCKS 0.22%

Broadcasting 0.11%

iHeartMedia, Inc. Class A*				751	6,921,325

Energy 0.00%

Templar Energy LLC Class A Units				747	29,877

Shipping 0.07%

ACBL Holdings Corp.				95	3,951,215	(b)

Utility 0.04%

PG&E Corp.*				249	2,303,240
Total Common Stocks (cost $26,315,258)					13,205,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 2.85%

Automotive 0.12%

Winnebago Industries, Inc.†	1.50%	4/1/2025		$6,477	$7,120,206

Gaming/Leisure 0.40%

Callaway Golf Co.†	2.75%	5/1/2026		6,526	9,386,528
Huazhu Group Ltd. (China)(c)	0.375%	11/1/2022		6,311	7,159,041
Zynga, Inc.	0.25%	6/1/2024		5,883	7,471,410
Total					24,016,979

Healthcare 0.59%

Canopy Growth Corp.†(d)	4.25%	7/15/2023	CAD	13,586	9,061,847
DexCom, Inc.†	0.25%	11/15/2025		$5,827	6,226,429
Insmed, Inc.	1.75%	1/15/2025		7,420	7,523,450
Natera, Inc.†	2.25%	5/1/2027		4,804	8,921,390
Tandem Diabetes Care, Inc.†	1.50%	5/1/2025		2,573	3,345,443
Total					35,078,559

Information Technology 1.17%

Cerence, Inc.†	3.00%	6/1/2025		3,884	6,247,026
Enphase Energy, Inc.†	0.25%	3/1/2025		7,518	9,181,733
Five9, Inc.†	0.50%	6/1/2025		5,826	7,029,091
Inphi Corp.†	0.75%	4/15/2025		2,718	3,317,397
Lumentum Holdings, Inc.†	0.50%	12/15/2026		4,313	4,909,608
Q2 Holdings, Inc.	0.75%	6/1/2026		7,139	9,120,680
RingCentral, Inc.†	Zero Coupon	3/1/2025		5,584	6,191,829
Square, Inc.†	0.125%	3/1/2025		6,079	9,260,911
SunPower Corp.	4.00%	1/15/2023		9,149	8,363,768
Wix.com Ltd. (Israel)†(c)	Zero Coupon	8/15/2025		5,944	6,385,055
Total					70,007,098

Land Transportation 0.15%

Scorpio Tankers, Inc. (Monaco)(c)	3.00%	5/15/2022		9,828	8,916,892

Retail 0.31%

Burlington Stores, Inc.†	2.25%	4/15/2025		2,797	3,260,143
RH	Zero Coupon	6/15/2023		5,208	9,229,918
Wayfair, Inc.†	0.625%	10/1/2025		5,960	6,146,690
Total					18,636,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Service 0.11%

Chegg, Inc.†	Zero Coupon	9/1/2026		$5,109	$5,218,475
Chegg, Inc.	0.125%	3/15/2025		749	1,154,304
Total					6,372,779
Total Convertible Bonds (cost $147,284,348)					170,149,264

CORPORATE BONDS 14.65%

Automotive 1.04%

Adient Global Holdings Ltd.†	4.875%	8/15/2026		13,219	12,417,598
American Axle & Manufacturing, Inc.	6.875%	7/1/2028		8,513	8,882,294
Ford Motor Co.	8.50%	4/21/2023		5,500	6,088,500
Ford Motor Credit Co. LLC	5.125%	6/16/2025		3,611	3,799,639
General Motors Co.	6.125%	10/1/2025		5,305	6,232,350
Mclaren Finance plc(d)	5.00%	8/1/2022	GBP	8,900	9,988,118
Navistar International Corp.†	9.50%	5/1/2025		$4,852	5,543,410
Patrick Industries, Inc.†	7.50%	10/15/2027		6,565	7,272,937
Winnebago Industries, Inc.†	6.25%	7/15/2028		1,734	1,858,128
Total					62,082,974

Cable/Wireless Video 0.37%

CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		2,951	3,174,096
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029		16,982	18,682,068
Total					21,856,164

Chemicals 0.43%

Avient Corp.†	5.75%	5/15/2025		4,851	5,160,251
CF Industries, Inc.	5.15%	3/15/2034		1,942	2,305,766
Element Solutions, Inc.†	3.875%	9/1/2028		4,140	4,236,048
Ingevity Corp.†	4.50%	2/1/2026		3,228	3,277,743
Tronox Finance plc (United Kingdom)†(c)	5.75%	10/1/2025		4,158	4,226,004
Tronox, Inc.†	6.50%	4/15/2026		6,523	6,728,713
Total					25,934,525

Consumer Durables 0.10%

CD&R Smokey Buyer, Inc.†	6.75%	7/15/2025		5,694	6,099,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Consumer Non-Durables 0.67%

Diamond BC BV(d)	5.625%	8/15/2025	EUR	3,283	$3,951,618
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025		$9,708	10,715,205
Mattel, Inc.†	5.875%	12/15/2027		12,391	13,507,429
Revlon Consumer Products Corp.	5.75%	2/15/2021		2,737	738,128
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025		10,008	11,152,665
Total					40,065,045

Diversified Media 0.44%

AMC Networks, Inc.	4.75%	8/1/2025		7,474	7,746,838
Banijay Group SAS†(d)	6.50%	3/1/2026	EUR	6,771	7,720,558
Netflix, Inc.†	3.625%	6/15/2025		$2,804	2,964,950
Netflix, Inc.(d)	3.625%	6/15/2030	EUR	5,990	7,907,260
Total					26,339,606

Energy 0.90%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078		$11,884	8,429,262
Centennial Resource Production LLC†	6.875%	4/1/2027		5,767	2,381,223
Citgo Holding, Inc.†	9.25%	8/1/2024		5,803	5,744,970
CITGO Petroleum Corp.†	7.00%	6/15/2025		4,525	4,556,109
EQT Corp.	7.875%	2/1/2025		4,366	5,017,953
Indigo Natural Resources LLC†	6.875%	2/15/2026		5,076	5,206,225
Laredo Petroleum, Inc.	9.50%	1/15/2025		9,713	6,959,559
Matador Resources Co.	5.875%	9/15/2026		8,738	7,622,769
New Fortress Energy, Inc.†(e)	6.75%	9/15/2025		7,819	7,937,770
Total					53,855,840

Financial 0.45%

FirstCash, Inc.†	4.625%	9/1/2028		5,920	6,095,025
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		13,144	7,814,765
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		5,473	5,527,730
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025		6,718	7,213,452
Total					26,650,972

Food & Drug 0.20%

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029		10,426	11,859,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 0.18%

FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	5.625%	8/15/2026	$11,006	$10,970,120

Forest Products 0.03%

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada)†(c)(e)	6.00%	9/15/2028	1,955	1,998,988

Gaming/Leisure 0.92%

Carnival Corp.†	9.875%	8/1/2027	5,361	5,399,599
Churchill Downs, Inc.†	4.75%	1/15/2028	6,797	6,948,675
Colt Merger Sub, Inc.†	8.125%	7/1/2027	5,980	6,346,604
ESH Hospitality, Inc.†	5.25%	5/1/2025	10,383	10,554,060
NCL Corp. Ltd.†	12.25%	5/15/2024	5,821	6,494,053
Penn National Gaming, Inc.†	5.625%	1/15/2027	6,308	6,537,296
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	6,860	7,960,148
Vail Resorts, Inc.†	6.25%	5/15/2025	4,366	4,682,535
Total				54,922,970

Healthcare 1.24%

Acadia Healthcare Co., Inc.†	5.50%	7/1/2028	4,954	5,189,315
AHP Health Partners, Inc.†	9.75%	7/15/2026	4,769	5,227,110
Emergent BioSolutions, Inc.†	3.875%	8/15/2028	6,085	6,192,705
Horizon Therapeutics USA, Inc.†	5.50%	8/1/2027	16,012	17,462,687
Jaguar Holding Co. II/PPD Development LP†	5.00%	6/15/2028	14,564	15,456,045
LifePoint Health, Inc.†	4.375%	2/15/2027	8,720	8,698,200
Tenet Healthcare Corp.†	4.875%	1/1/2026	6,999	7,287,639
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,925	2,023,935
Tenet Healthcare Corp.	6.75%	6/15/2023	5,775	6,156,150
Total				73,693,786

Housing 2.14%

American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	6,471	6,676,066
American Woodmark Corp.†	4.875%	3/15/2026	3,579	3,654,374
Beacon Roofing Supply, Inc.†	4.875%	11/1/2025	3,000	2,979,555
Boise Cascade Co.†	4.875%	7/1/2030	4,005	4,355,438
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(c)	4.875%	2/15/2030	9,314	8,734,762
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(c)	6.25%	9/15/2027	1,472	1,493,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housing (continued)

Builders FirstSource, Inc.†	5.00%	3/1/2030	$10,480	$11,210,928
Century Communities, Inc.	6.75%	6/1/2027	6,823	7,371,603
Core & Main LP†	6.125%	8/15/2025	7,769	8,002,769
Forestar Group, Inc.†	5.00%	3/1/2028	7,471	7,566,068
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025	9,322	9,939,582
LGI Homes, Inc.†	6.875%	7/15/2026	6,068	6,377,832
Masonite International Corp.†	5.375%	2/1/2028	6,548	7,017,426
Mueller Water Products, Inc.†	5.50%	6/15/2026	1,942	2,031,449
Norbord, Inc. (Canada)†(c)	5.75%	7/15/2027	4,855	5,199,996
PulteGroup, Inc.	5.00%	1/15/2027	3,441	3,931,343
PulteGroup, Inc.	6.375%	5/15/2033	1,942	2,449,649
PulteGroup, Inc.	7.875%	6/15/2032	970	1,321,780
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028	12,201	12,504,134
Taylor Morrison Communities, Inc.†	5.125%	8/1/2030	6,227	6,777,778
TRI Pointe Group, Inc.	5.70%	6/15/2028	7,197	7,952,685
Total				127,549,025

Information Technology 0.58%

BY Crown Parent LLC/BY Bond Finance, Inc.†	4.25%	1/31/2026	6,168	6,310,018
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	5,911	6,228,096
Match Group Holdings II LLC†	4.125%	8/1/2030	11,646	12,219,216
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024	9,800	9,823,471
Total				34,580,801

Land Transportation 0.23%

XPO Logistics, Inc.†	6.25%	5/1/2025	12,615	13,490,166

Manufacturing 0.35%

Clark Equipment Co.†	5.875%	6/1/2025	2,913	3,075,035
Hillenbrand, Inc.	5.75%	6/15/2025	8,895	9,550,072
Tesla, Inc.†	5.30%	8/15/2025	6,352	6,606,906
Vertical Holdco GmbH (Germany)†(c)	7.625%	7/15/2028	1,314	1,388,734
Total				20,620,747

Metals/Minerals 1.09%

FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.50%	9/15/2027	18,427	19,932,302
Freeport-McMoRan, Inc.	4.25%	3/1/2030	9,240	9,716,414
Freeport-McMoRan, Inc.	4.375%	8/1/2028	6,797	7,153,774
Hecla Mining Co.	7.25%	2/15/2028	10,017	11,056,264

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals (continued)

Mirabela Nickel Ltd. (Australia)(c)	1.00%	9/10/2044	$51	$5	(b)
New Gold, Inc. (Canada)†(c)	7.50%	7/15/2027	7,285	7,931,544
Warrior Met Coal, Inc.†	8.00%	11/1/2024	9,208	9,456,892
Total				65,247,195

Retail 1.15%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	7,279	7,698,962
Asbury Automotive Group, Inc.†	4.50%	3/1/2028	6,249	6,409,131
Asbury Automotive Group, Inc.†	4.75%	3/1/2030	3,945	4,098,303
Carvana Co.†	8.875%	10/1/2023	6,312	6,628,862
Gap, Inc. (The)†	8.625%	5/15/2025	6,468	7,235,428
Group 1 Automotive, Inc.†	4.00%	8/15/2028	9,106	9,102,312
Lithia Motors, Inc.†	4.625%	12/15/2027	6,448	6,818,760
Penske Automotive Group, Inc.	3.50%	9/1/2025	6,073	6,128,234
PetSmart, Inc.†	7.125%	3/15/2023	8,300	8,372,169
William Carter Co. (The)†	5.50%	5/15/2025	5,820	6,216,429
Total				68,708,590

Service 1.23%

Ahern Rentals, Inc.†	7.375%	5/15/2023	10,203	4,271,435
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027	5,731	6,357,055
Garda World Security Corp. (Canada)†(c)	4.625%	2/15/2027	10,675	10,995,250
Garda World Security Corp. (Canada)†(c)	9.50%	11/1/2027	3,026	3,288,324
GFL Environmental, Inc. (Canada)†(c)	4.25%	6/1/2025	9,703	9,903,124
MasTec, Inc.†	4.50%	8/15/2028	8,497	8,677,561
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027	13,711	13,696,055
Science Applications International Corp.†	4.875%	4/1/2028	2,989	3,102,492
TopBuild Corp.†	5.625%	5/1/2026	8,877	9,272,293
Williams Scotsman International, Inc.†	4.625%	8/15/2028	3,498	3,541,725
Total				73,105,314

Shipping 0.11%

Golar LNG Partners LP (United Kingdom)†(c)	8.38%(3 Mo. LIBOR + 8.10%) #	11/15/2022	7,400	6,290,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.12%

Zayo Group Holdings, Inc.†	6.125%	3/1/2028	$7,054	$7,295,388

Utility 0.68%

Clearway Energy Operating LLC†	4.75%	3/15/2028	5,859	6,142,810
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	8,500	9,307,500
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	11,692	12,333,891
Pike Corp.†	5.50%	9/1/2028	6,289	6,351,890
TerraForm Power Operating LLC†	4.75%	1/15/2030	5,796	6,214,529
Total				40,350,620
Total Corporate Bonds (cost $842,119,096)				873,568,108

EXCHANGE-TRADED FUND 0.81%

Financial

Invesco Senior Loan ETF (cost $48,026,215)			2,210	48,337,774

FLOATING RATE LOANS(f) 76.07%

Aerospace 2.80%

Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(c)	8.50%(3 Mo. LIBOR + 6.50%)	3/6/2024	7,148	6,053,313
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(c)	0.50%	3/6/2025	22,046	8,101,888
Amentum Government Services Holdings LLC Term Loan B	4.156%(1 Mo. LIBOR + 4.00%)	2/1/2027	14,489	14,489,391
American Airlines, Inc. 2017 1st Lien Term Loan	1.906%(1 Mo. LIBOR + 1.75%)	1/29/2027	29,550	20,611,269
American Airlines, Inc. 2018 Term Loan B	1.92%(1 Mo. LIBOR + 1.75%)	6/27/2025	23,384	14,720,514
Atlantic Aviation FBO Inc. 2018 Term Loan B	3.911%(1 Mo. LIBOR + 3.75%)	12/6/2025	11,331	11,146,573
Bleriot US Bidco Inc. Delayed Draw Term Loan	5.058%(3 Mo. LIBOR + 4.75%)	10/31/2026	1,288	1,275,835
Bleriot US Bidco Inc. Term Loan B	5.058%(3 Mo. LIBOR + 4.75%)	10/31/2026	8,244	8,165,352
Delta Air Lines, Inc. 2020 Term Loan B	5.75%(3 Mo. LIBOR + 4.75%)	4/29/2023	10,811	10,802,838
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	4.41%(1 Mo. LIBOR + 4.25%)	6/19/2026	13,381	11,273,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)

Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	8.16%(1 Mo. LIBOR + 8.00%)		6/18/2027	$5,291	$3,730,421	(g)
JetBlue Airways Corporation Term Loan	6.25%(3 Mo. LIBOR + 5.25%)		6/17/2024	21,611	21,599,777
Mileage Plus Holdings LLC 2020 Term Loan B	6.25%(3 Mo. LIBOR + 5.25%)		6/25/2027	10,398	10,524,836
TransDigm, Inc. 2020 Term Loan E	2.406%(1 Mo. LIBOR + 2.25%)		5/30/2025	12,300	11,705,081
TransDigm, Inc. 2020 Term Loan G	2.406%(1 Mo. LIBOR + 2.25%)		8/22/2024	3,979	3,790,406
United AirLines, Inc. 2018 Term Loan B	1.906%(1 Mo. LIBOR + 1.75%)		4/1/2024	5,846	5,524,742
WP CPP Holdings, LLC 2018 2nd Lien Term Loan	8.75%(3 Mo. LIBOR + 7.75%)		4/30/2026	4,806	3,649,645
Total					167,165,707

Automotive 3.04%

Belron Finance US LLC 2018 Term Loan B	2.754%(3 Mo. LIBOR + 2.50%)		11/13/2025	11,870	11,736,855	(g)
Belron Finance US LLC 2019 USD Term Loan B	2.768%(3 Mo. LIBOR + 2.50%)		10/30/2026	7,147	7,053,058
Chassix Inc. 2017 1st Lien Term Loan	7.75%(3 Mo. LIBOR + 4.50%)		11/15/2023	20,481	17,306,069	(g)
CWGS Group, LLC 2016 Term Loan	3.50%(1 Mo. LIBOR + 2.75%)		11/8/2023	17,088	16,615,520
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.518%(3 Mo. LIBOR + 8.25%)		4/10/2026	25,486	23,956,730	(g)
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	—(1 Mo. LIBOR + 4.50%)	(h)	2/4/2026	6,150	5,950,125	(g)
Navistar International Corporation 2017 1st Lien Term Loan B	3.66%(1 Mo. LIBOR + 3.50%)		11/6/2024	19,185	18,798,157
Panther BF Aggregator 2 LP USD Term Loan B	3.659%(1 Mo. LIBOR + 3.50%)		4/30/2026	34,022	33,447,566
Tenneco, Inc. 2018 Term Loan B	3.159%(1 Mo. LIBOR + 3.00%)		10/1/2025	29,183	26,179,301
Thor Industries, Inc. USD Term Loan B	—	(h)	2/1/2026	7,441	7,384,809
Wand NewCo 3, Inc. 2020 Term Loan	4.072%(3 Mo. LIBOR + 3.00%)		2/5/2026	13,241	12,777,822
Total					181,206,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Broadcasting 2.59%

Clear Channel Outdoor Holdings, Inc. Term Loan B	3.714%(2 Mo. LIBOR + 3.50%)	8/21/2026	$17,185	$15,687,481
E.W. Scripps Company (The) 2019 Term Loan B2	2.656%(1 Mo. LIBOR + 2.50%)	5/1/2026	9,820	9,596,710
Gray Television, Inc. 2017 Term Loan B	2.406%(1 Mo. LIBOR + 2.25%)	2/7/2024	4,873	4,782,138
Gray Television, Inc. 2018 Term Loan C	2.656%(1 Mo. LIBOR + 2.50%)	1/2/2026	21,307	20,938,691
iHeartCommunications, Inc. 2020 Term Loan	3.156%(1 Mo. LIBOR + 3.00%)	5/1/2026	23,100	21,977,659
Mission Broadcasting, Inc. 2018 Term Loan B3	2.406%(1 Mo. LIBOR + 2.25%)	1/17/2024	2,657	2,603,569
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.406%(1 Mo. LIBOR + 3.25%)	10/20/2025	31,901	27,059,205
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.406%(1 Mo. LIBOR + 2.25%)	1/17/2024	10,355	10,146,181
Terrier Media Buyer, Inc. Term Loan B	4.406%(1 Mo. LIBOR + 4.25%)	12/17/2026	11,059	10,872,450
Univision Communications Inc. 2020 Replacement Term Loan	4.75%(1 Mo. LIBOR + 3.75%)	3/13/2026	15,562	15,257,494
Univision Communications Inc. Term Loan C5	3.75%(1 Mo. LIBOR + 2.75%)	3/15/2024	16,258	15,767,443
Total				154,689,021

Cable/Wireless Video 2.25%

Charter Communications Operating, LLC 2019 Term Loan B2	1.91%(1 Mo. LIBOR + 1.75%)	2/1/2027	14,421	14,183,005
CSC Holdings, LLC 2017 Term Loan B1	2.408%(1 Mo. LIBOR + 2.25%)	7/17/2025	51,385	49,779,346
CSC Holdings, LLC 2018 Incremental Term Loan	2.408%(1 Mo. LIBOR + 2.25%)	1/15/2026	2,403	2,326,612
Liberty Latin America Ltd. Term Loan B	5.162%(1 Mo. LIBOR + 5.00%)	10/15/2026	6,781	6,834,255
Northwest Fiber, LLC Term Loan B	5.656%(1 Mo. LIBOR + 5.50%)	5/21/2027	12,137	12,162,321
Virgin Media Bristol LLC USD Term Loan N	2.662%(1 Mo. LIBOR + 2.50%)	1/31/2028	23,686	23,118,836
WideOpenWest Finance LLC 2017 Term Loan B	4.25%(1 Mo. LIBOR + 3.25%)	8/18/2023	26,193	25,873,609
Total				134,277,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.30%

Axalta Coating Systems US Holdings Inc. USD Term Loan B3	2.058%(3 Mo. LIBOR + 1.75%)		6/1/2024	$11,341	$11,074,324
H.B. Fuller Company 2017 Term Loan B	2.158%(1 Mo. LIBOR + 2.00%)		10/20/2024	8,900	8,711,769
Illuminate Buyer, LLC Term Loan	4.308%(3 Mo. LIBOR + 4.00%)		6/16/2027	8,094	8,066,547
Polar US Borrower, LLC 2018 1st Lien Term Loan	4.905%(1 Mo. LIBOR + 4.75%)		10/15/2025	8,838	8,429,352
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(c)	3.164%(1 Mo. LIBOR + 3.00%)		10/1/2025	32,075	31,295,548
Tronox Finance LLC Term Loan B	3.156%(1 Mo. LIBOR + 3.00%)		9/23/2024	3,210	3,153,825
Univar Inc. 2019 USD Term Loan B5	—	(h)	7/1/2026	6,961	6,791,143
Total					77,522,508

Consumer Durables 0.47%

Hayward Industries, Inc. 1st Lien Term Loan	3.656%(1 Mo. LIBOR + 3.50%)		8/5/2024	21,038	20,766,296
Huskies Parent, Inc. 2019 Term Loan	4.156%(1 Mo. LIBOR + 4.00%)		7/31/2026	7,525	7,443,650
Total					28,209,946

Consumer Non-Durables 1.20%

ABG Intermediate Holdings 2 LLC 2017 1st Lien Add-On Term Loan	4.50%(3 Mo. LIBOR + 3.50%)		9/27/2024	15,410	15,129,828
AI Aqua Merger Sub, Inc. 2017 1st Lien Term Loan B	4.322%(3 Mo. LIBOR + 3.25%)		12/13/2023	13,350	12,949,825	(g)
AI Aqua Merger Sub, Inc. 2017 Incremental Term Loan	4.322%(1 Mo. LIBOR + 3.25%)		12/13/2023	14,822	14,377,216	(g)
Diamond (BC) B.V. USD Term Loan (Netherlands)(c)	3.156%(1 Mo. LIBOR + 3.00%)		9/6/2024	23,188	21,992,812
Isagenix International, LLC Term Loan	6.75%(3 Mo. LIBOR + 5.75%)		6/14/2025	14,651	7,032,252
Total					71,481,933

Diversified Media 2.12%

AppLovin Corporation 2018 Term Loan B	3.656%(1 Mo. LIBOR + 3.50%)		8/15/2025	10,453	10,382,346
AppLovin Corporation 2020 Incremental Term Loan B	4.156%(1 Mo. LIBOR + 4.00%)		8/15/2025	7,258	7,194,631
Banijay Entertainment S.A.S USD Term Loan (France)(c)	3.906%(1 Mo. LIBOR + 3.75%)		3/1/2025	17,588	17,192,110	(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Media (continued)

Buzz Merger Sub Ltd Term Loan B	2.906%(1 Mo. LIBOR + 2.75%)		1/29/2027	$9,397	$9,208,894
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(c)	3.50%(1 Mo. LIBOR + 2.50%)		2/1/2024	15,116	14,733,075
Lions Gate Capital Holdings LLC 2018 Term Loan B	2.406%(1 Mo. LIBOR + 2.25%)		3/24/2025	9,502	9,264,912
UFC Holdings, LLC 2019 Term Loan	4.25%(6 Mo. LIBOR + 3.25%)		4/29/2026	17,575	17,393,610
UPC Broadband Holding B.V. 2020 USD Term Loan B1	—	(h)	1/31/2029	9,775	9,706,585
UPC Broadband Holding B.V. 2020 USD Term Loan B2 (Netherlands)(c)	—	(h)	1/31/2029	9,775	9,706,587
William Morris Endeavor Entertainment, LLC 2018 1st Lien Term Loan	2.91%(1 Mo. LIBOR + 2.75%)		5/18/2025	26,464	21,567,908
Total					126,350,658

Energy 2.40%

BCP Raptor II, LLC 1st Lien Term Loan	4.906%(1 Mo. LIBOR + 4.75%)		11/3/2025	24,532	17,185,006
Brazos Delaware II, LLC Term Loan B	4.171%(1 Mo. LIBOR + 4.00%)		5/21/2025	12,874	9,499,695
Buckeye Partners, L.P. 2019 Term Loan B	2.906%(1 Mo. LIBOR + 2.75%)		11/1/2026	4,775	4,708,855
Citgo Petroleum Corporation 2019 Term Loan B	6.00%(6 Mo. LIBOR + 5.00%)		3/28/2024	4,192	4,008,868
Compass Power Generation LLC 2018 Term Loan B	4.50%(1 Mo. LIBOR + 3.50%)		12/20/2024	10,728	10,571,582
Keane Group Holdings, LLC 2018 1st Lien Term Loan	4.50%(1 Mo. LIBOR + 3.50%)		5/25/2025	9,018	7,901,863
Lower Cadence Holdings LLC Term Loan B	4.00%(1 Mo. LIBOR + 4.00%)		5/22/2026	27,893	25,905,186
Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25%(1 Mo. LIBOR + 3.25%)		10/30/2024	23,500	22,207,671
Navitas Midstream Midland Basin, LLC Term Loan B	5.50%(1 Mo. LIBOR + 4.50%)		12/13/2024	23,123	21,366,921
Ulterra Drilling Technologies, LP Term Loan B	5.406%(1 Mo. LIBOR + 5.25%)		11/26/2025	25,363	19,656,143	(g)
Total					143,011,790

Financial 3.40%

Acrisure, LLC 2020 Term Loan B	3.656%(1 Mo. LIBOR + 3.50%)		2/15/2027	17,196	16,563,651
Advisor Group, Inc. 2019 Term Loan	5.156%(1 Mo. LIBOR + 5.00%)		7/31/2026	24,990	24,255,966
Alliant Holdings Intermediate, LLC 2018 Term Loan B	2.906%(1 Mo. LIBOR + 2.75%)		5/9/2025	16,957	16,468,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Financial (continued)

AmWINS Group, Inc. 2017 Term Loan B	3.75%(1 Mo. LIBOR + 2.75%)		1/25/2024		$7,742	$7,702,129
Asurion LLC 2017 2nd Lien Term Loan	6.656%(1 Mo. LIBOR + 6.50%)		8/4/2025		18,216	18,302,933
Asurion LLC 2018 Term Loan B6	3.156%(1 Mo. LIBOR +3.00%)		11/3/2023		49,777	49,009,714
Hub International Limited 2018 Term Loan B	3.219%(3 Mo. LIBOR + 3.00%)		4/25/2025		19,344	18,895,315
Ryan Specialty Group, LLC Term Loan	—	(h)	6/29/2027		8,487	8,471,401
Sedgwick Claims Management Services, Inc. 2020 Term Loan B3	5.25%(1 Mo. LIBOR + 4.25%)		9/3/2026		971	969,146
Trans Union, LLC 2019 Term Loan B5	1.906%(1 Mo. LIBOR + 1.75%)		11/16/2026		8,325	8,144,523
USI, Inc. 2019 Incremental Term Loan B	4.308%(3 Mo. LIBOR + 4.00%)		12/2/2026		4,834	4,775,955
VFH Parent LLC 2019 Term Loan B	3.164%(1 Mo. LIBOR + 3.00%)		3/1/2026		15,412	15,282,318
Victory Capital Holdings, Inc. 2020 Term Loan B1	2.799%(3 Mo. LIBOR + 2.50%)		7/1/2026		6,398	6,320,671
WMG Acquisition Corp. 2018 Term Loan F	2.281%(1 Mo. LIBOR + 2.13%)		11/1/2023		7,675	7,538,894
Total						202,700,695

Food & Drug 0.68%

GOBP Holdings, Inc. 2020 Term Loan B	3.047%(3 Mo. LIBOR + 2.75%)		10/22/2025		10,534	10,354,848
Hearthside Food Solutions, LLC 2020 Incremental Term Loan B3	6.00%(1 Mo. LIBOR + 5.00%)		5/23/2025		1,942	1,934,194
Sunshine Investments B.V. 2020 EUR Term Loan B(d)	—	(h)	3/28/2025	EUR	4,860	5,751,431
United Natural Foods, Inc. Term Loan B	4.406%(1 Mo. LIBOR + 4.25%)		10/22/2025		$23,247	22,746,202
Total						40,786,675

Food/Tobacco 3.20%

1011778 B.C. Unlimited Liability Company Term Loan B4 (Canada)(c)	1.906%(1 Mo. LIBOR + 1.75%)		11/19/2026		35,967	34,708,352
Aramark Services, Inc. 2018 Term Loan B3	1.911%(1 Mo. LIBOR + 1.75%)		3/11/2025		10,714	10,258,863
Aramark Services, Inc. 2019 Term Loan B4	1.911%(1 Mo. LIBOR + 1.75%)		1/15/2027		4,473	4,285,003
BellRing Brands, LLC 2019 Term Loan B	6.00%(1 Mo. LIBOR + 5.00%)		10/21/2024		6,698	6,715,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)

Chobani, LLC 2017 Term Loan B	4.50%(1 Mo. LIBOR + 3.50%)		10/10/2023	$3,676	$3,649,780
Flynn Restaurant Group LP 1st Lien Term Loan	3.656%(1 Mo. LIBOR + 3.50%)		6/27/2025	18,026	17,181,003
Flynn Restaurant Group LP 2nd Lien Term Loan	7.156%(1 Mo. LIBOR + 7.00%)		6/29/2026	6,148	5,071,831
Froneri International Ltd. 2020 USD 2nd Lien Term Loan (United Kingdom)(c)	5.906%(1 Mo. LIBOR + 5.75%)		1/31/2028	10,009	9,934,189	(g)
Froneri International Ltd. 2020 USD Term Loan (United Kingdom)(c)	2.406%(1 Mo. LIBOR + 2.25%)		1/31/2027	10,607	10,240,313
GPS Hospitality Holding Company LLC Term Loan B	4.558%(3 Mo. LIBOR + 4.25%)		12/6/2025	13,716	11,932,854	(g)
IRB Holding Corp 2020 Term Loan B	3.75%(3 Mo. LIBOR + 2.75%)		2/5/2025	26,986	26,061,420
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(c)	3.072%(2 Mo. LIBOR + 2.00%)		5/1/2026	6,457	6,295,012
NPC International, Inc. 2nd Lien Term Loan(i)	—		4/18/2025	9,531	726,739
Red Lobster Management LLC Term Loan B	6.25%(2 Mo. LIBOR + 5.25%)		7/28/2021	26,512	23,463,152
Sunshine Investments B.V. USD Term Loan B3 (Netherlands)(c)	3.515%(3 Mo. LIBOR + 3.25%)		3/28/2025	1,941	1,897,058
US Foods, Inc. 2016 Term Loan B	1.906%(1 Mo. LIBOR + 1.75%)		6/27/2023	19,121	18,487,229
Total					190,907,881

Forest Products 1.69%

Berry Global, Inc. 2019 Term Loan Y	2.155%(1 Mo. LIBOR + 2.00%)		7/1/2026	30,232	29,396,873
Proampac PG Borrower LLC 2016 1st Lien Term Loan	4.50%(2 Mo. LIBOR + 3.50%)		11/20/2023	20,686	20,453,692
Reynolds Consumer Products, Inc Term Loan	—	(h)	2/4/2027	8,523	8,408,327
Reynolds Group Holdings Inc. USD 2017 Term Loan	2.906%(1 Mo. LIBOR + 2.75%)		2/5/2023	16,429	16,236,388
Spectrum Holdings III Corp. 1st Lien Term Loan	3.558%(3 Mo. LIBOR + 3.25%)		1/31/2025	16,023	14,249,205
Trident TPI Holdings, Inc. 2017 USD Term Loan B1	4.072%(3 Mo. LIBOR + 3.00%)		10/17/2024	12,368	12,216,872
Total					100,961,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure 3.94%

Alterra Mountain Company Term Loan B1	2.906%(1 Mo. LIBOR + 2.75%)		7/31/2024	$16,664	$16,094,225
Boyd Gaming Corporation Term Loan B3	2.363%(1 Wk. LIBOR + 2.25%)		9/15/2023	5,802	5,656,384
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.906%(1 Mo. LIBOR + 2.75%)		12/23/2024	42,906	40,448,211
Caesars Resort Collection, LLC 2020 Term Loan B1	4.703%(3 Mo. LIBOR + 4.50%)		7/21/2025	10,036	9,758,239
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.072%(6 Mo. LIBOR + 3.00%)		3/8/2024	11,797	8,918,328
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	8.072%(6 Mo. LIBOR + 7.00%)		9/6/2024	7,044	3,957,238
Gateway Casinos & Entertainment Limited 2018 Term Loan B (Canada)(c)	3.00%(3 Mo. LIBOR + 3.00%)		3/13/2025	18,267	16,463,202
Golden Entertainment, Inc. 2017 1st Lien Term Loan	3.75%(1 Mo. LIBOR + 3.00%)		10/21/2024	14,032	13,202,000
Life Time Fitness Inc 2017 Term Loan B	3.75%(1 Mo. LIBOR + 2.75%)		6/10/2022	22,591	21,268,422
Live Nation Entertainment, Inc. Term Loan B4	1.938%(1 Mo. LIBOR + 1.75%)		10/17/2026	7,261	6,800,167
Montreign Resort Casino Bridge Term Loan	2.406%(1 Mo. LIBOR + 2.25%)		3/22/2021	4,222	4,079,782
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(c)	4.322%(6 Mo. LIBOR + 3.25%)		11/12/2026	156	145,470
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(c)	4.322%(6 Mo. LIBOR + 3.25%)		11/12/2026	1,711	1,591,615
PCI Gaming Authority Term Loan	—	(h)	5/29/2026	3,928	3,818,756
Penn National Gaming, Inc. 2017 Term Loan A	3.75%(3 Mo. LIBOR + 3.00%)		10/19/2023	645	623,638
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00%(3 Mo. LIBOR + 2.25%)		10/15/2025	3,521	3,410,990
Playtika Holding Corp Term Loan B	7.072%(3 Mo. LIBOR + 6.00%)		12/10/2024	32,117	32,440,406
Scientific Games International, Inc. 2018 Term Loan B5	3.612%(6 Mo. LIBOR + 2.75%)		8/14/2024	24,523	23,003,164
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00%(3 Mo. LIBOR + 11.00%)		12/23/2025	722	684,456
Spectacle Gary Holdings LLC Term Loan B	11.00%(3 Mo. LIBOR + 9.00%)		12/23/2025	9,969	9,445,490
United PF Holdings, LLC 2019 1st Lien Term Loan	4.308%(3 Mo. LIBOR + 4.00%)		12/30/2026	16,288	13,301,565
Total					235,111,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Healthcare 11.72%

Acadia Healthcare Company, Inc. 2018 Term Loan B4	2.656%(1 Mo. LIBOR + 2.50%)		2/16/2023	$8,727	$8,665,673
Agiliti Health, Inc. Term Loan	3.188%(1 Mo. LIBOR + 3.00%)		1/4/2026	5,807	5,705,684	(g)
AHP Health Partners, Inc. 2018 Term Loan	5.50%(1 Mo. LIBOR + 4.50%)		6/30/2025	10,862	10,889,312
Amneal Pharmaceuticals LLC 2018 Term Loan B	3.688%(1 Mo. LIBOR + 3.50%)		5/4/2025	19,532	18,409,387
Athenahealth, Inc. 2019 Term Loan B	4.818%(3 Mo. LIBOR + 4.50%)		2/11/2026	33,296	33,109,222
Bausch Health Companies Inc. 2018 Term Loan B (Canada)(c)	3.183%(1 Mo. LIBOR + 3.00%)		6/2/2025	2,584	2,546,808
Bausch Health Companies Inc. Term Loan B (Canada)(c)	2.933%(1 Mo. LIBOR + 2.75%)		11/27/2025	36,408	35,764,187
Change Healthcare Holdings LLC 2017 Term Loan B	3.50%(1 Mo. LIBOR + 2.50%)		3/1/2024	30,291	29,794,557
Da Vinci Purchaser Corp. 2019 Term Loan	5.238%(3 Mo. LIBOR + 4.00%)		1/8/2027	15,779	15,712,982
Elanco Animal Health Incorporated Term Loan B	1.906%(1 Mo. LIBOR + 1.75%)		8/1/2027	26,399	25,923,175
eResearchTechnology, Inc. 2020 1st Lien Term Loan	5.50%(1 Mo. LIBOR + 4.50%)		2/4/2027	11,821	11,811,584
EyeCare Partners, LLC 2020 Delayed Draw Term Loan	3.75%		2/18/2027	4,290	4,019,529
EyeCare Partners, LLC 2020 Term Loan	4.822%(3 Mo. LIBOR + 3.75%)		2/18/2027	18,338	17,183,488
Gentiva Health Services, Inc. 2020 Term Loan	3.438%(1 Mo. LIBOR + 3.25%)		7/2/2025	23,709	23,561,242	(g)
Global Medical Response, Inc. 2018 Term Loan B1	4.25%(3 Mo. LIBOR + 3.25%)		4/28/2022	17,152	17,029,606
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B	2.113%(1 Wk. LIBOR + 2.00%)		11/15/2027	4,835	4,748,809
Heartland Dental, LLC 2018 1st Lien Term Loan	3.655%(1 Mo. LIBOR + 3.50%)		4/30/2025	21,727	19,825,780
IQVIA Inc. 2017 USD Term Loan B2	1.906%(1 Mo. LIBOR + 1.75%)		1/17/2025	8,684	8,521,597
Kindred Healthcare LLC 2018 1st Lien Term Loan	5.188%(1 Mo. LIBOR + 5.00%)		7/2/2025	22,504	22,503,833	(g)
MED ParentCo LP 1st Lien Delayed Draw Term Loan	4.406%(1 Mo. LIBOR + 4.25%)		8/31/2026	5,854	5,517,639
MED ParentCo LP 1st Lien Term Loan	4.406%(1 Mo. LIBOR + 4.25%)		8/31/2026	23,363	22,019,891
Milano Acquisition Corp. Term Loan	—	(h)	8/13/2027	19,618	19,520,219
MPH Acquisition Holdings LLC 2016 Term Loan B	3.75%(3 Mo. LIBOR + 2.75%)		6/7/2023	18,460	18,317,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

National Mentor Holdings, Inc. 2019 Term Loan B	4.41%(1 Mo. LIBOR + 4.25%)	3/9/2026	$23,130	$22,979,181
National Mentor Holdings, Inc. 2019 Term Loan C	4.41%(1 Mo. LIBOR + 4.25%)	3/9/2026	1,053	1,046,267
Navicure, Inc. 2019 Term Loan B	4.156%(1 Mo. LIBOR + 4.00%)	10/22/2026	17,969	17,525,105
NVA Holdings, Inc. 2020 Term Loan A5	2.688%(1 Mo. LIBOR + 2.50%)	2/19/2025	6,797	6,694,970	(g)
Parexel International Corporation Term Loan B	2.906%(1 Mo. LIBOR + 2.75%)	9/27/2024	10,764	10,441,014
Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan	2.00%(1 Mo. LIBOR + 2.00%	3/31/2027	1,593	1,565,783
Pathway Vet Alliance LLC 2020 Term Loan	4.156%(1 Mo. LIBOR + 4.00%)	3/31/2027	19,547	19,217,613
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.906%(1 Mo. LIBOR + 2.75%)	2/14/2025	11,711	11,341,407
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.906%(1 Mo. LIBOR + 3.75%)	11/17/2025	31,202	30,667,128
Select Medical Corp. 2017 Term Loan B	2.68%(1 Mo. LIBOR + 2.50%)	3/6/2025	23,468	22,930,131
Sunshine Luxembourg VII SARL USD Term Loan B1 (Luxembourg)(c)	5.322%(6 Mo. LIBOR + 4.25%)	10/1/2026	22,703	22,679,746
Surgery Center Holdings, Inc. 2017 Term Loan B	4.25%(1 Mo. LIBOR + 3.25%)	9/3/2024	21,201	20,076,936
Surgery Center Holdings, Inc. 2020 Incremental Term Loan	9.00%(1 Mo. LIBOR + 8.00%)	9/3/2024	833	845,821
U.S. Renal Care, Inc. 2019 Term Loan B	5.156%(1 Mo. LIBOR + 5.00%)	6/26/2026	23,787	23,290,214
Verscend Holding Corp. 2018 Term Loan B	4.656%(1 Mo. LIBOR + 4.50%)	8/27/2025	29,105	28,980,400
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.761%(3 Mo. LIBOR + 5.50%)	10/1/2025	26,497	23,876,667
WP CityMD Bidco LLC 2019 Term Loan B	5.50%(6 Mo. LIBOR + 4.50%)	8/13/2026	20,237	20,157,448
Zelis Healthcare Corporation Term Loan B	4.906%(1 Mo. LIBOR + 4.75%)	9/30/2026	19,838	19,869,203
Zotec Partners, LLC 2020 Term Loan B	4.822%(3 Mo. LIBOR + 3.75%)	2/14/2024	13,466	13,331,796	(g)
Total				698,618,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Housing 2.55%

ACProducts, Inc. 2020 Term Loan B	7.50%(3 Mo. LIBOR + 6.50%)		8/18/2025		$11,590	$11,651,942
American Builders & Contractors Supply Co., Inc. 2019 Term Loan	2.156%(1 Mo. LIBOR + 2.00%)		1/15/2027		6,275	6,130,361
Beacon Roofing Supply, Inc. Term Loan B	2.406%(1 Mo. LIBOR + 2.25%)		1/2/2025		8,352	8,122,105
Core & Main LP 2017 Term Loan B	3.75%(6 Mo. LIBOR + 2.75%)		8/1/2024		8,692	8,534,935
CPG International Inc. 2017 Term Loan	4.75%(12 Mo. LIBOR + 3.75%)		5/5/2024		9,377	9,372,533
GYP Holdings III Corp. 2018 Term Loan B	2.906%(1 Mo. LIBOR + 2.75%)		6/1/2025		24,160	23,849,253
Hamilton Holdco, LLC 2018 Term Loan B	2.31%(3 Mo. LIBOR + 2.00%)		1/2/2027		7,505	7,354,900	(g)
Jeld-Wen Inc. 2017 1st Lien Term Loan	—	(h)	12/14/2024		4,308	4,221,189
MI Windows and Doors, LLC Term Loan B	6.50%(3 Mo. LIBOR + 5.50%)		11/6/2026		13,019	13,070,953
NCI Building Systems, Inc. 2018 Term Loan	3.918%(1 Mo. LIBOR + 3.75%)		4/12/2025		25,857	25,476,970
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	2.656%(1 Mo. LIBOR + 2.50%)		2/1/2027		19,470	19,022,957
Summit Materials, LLC 2017 Term Loan B	2.156%(1 Mo. LIBOR + 2.00%)		11/21/2024		15,622	15,422,780
Total						152,230,878

Information Technology 12.60%

Applied Systems, Inc. 2017 1st Lien Term Loan	4.25%(3 Mo. LIBOR + 3.25%)		9/19/2024		7,738	7,717,760
Banff Merger Sub Inc 2018 USD Term Loan B	4.406%(1 Mo. LIBOR + 4.25%)		10/2/2025		11,754	11,566,316
Barracuda Networks, Inc. 1st Lien Term Loan	4.25%(3 Mo. LIBOR + 3.25%)		2/12/2025		6,018	5,974,930
Cornerstone OnDemand, Inc. Term Loan B	4.433%(1 Mo. LIBOR + 4.25%)		4/22/2027		14,335	14,336,982
Datto, Inc. 2019 Term Loan B	4.406%(1 Mo. LIBOR + 4.25%)		4/2/2026		9,035	9,038,194
Dedalus Finance GmbH EUR Term Loan B(d)	—	(h)	7/16/2027	EUR	7,769	9,088,023
EIG Investors Corp. 2018 1st Lien Term Loan	4.75%(3 Mo. LIBOR + 3.75%)		2/9/2023		$17,822	17,768,280
Epicor Software Corporation 2020 2nd Lien Term Loan	8.75%(1 Mo. LIBOR + 7.75%)		7/30/2028		3,888	4,014,311
Epicor Software Corporation 2020 Term Loan	5.25%(1 Mo. LIBOR + 4.25%)		7/30/2027		22,562	22,604,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

Eta Australia Holdings III Pty Ltd Term Loan (Australia)(c)	4.156%(1 Mo. LIBOR + 4.00%)		5/6/2026	$12,696	$12,188,209
Finastra USA, Inc. USD 1st Lien Term Loan	4.50%(3 Mo. LIBOR + 3.50%)		6/13/2024	34,507	32,588,734
Go Daddy Operating Company, LLC 2020 Term Loan B3	—	(h)	8/10/2027	9,782	9,725,830
Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B	3.406%(1 Mo. LIBOR + 3.25%)		12/1/2023	8,001	7,887,186
Hyland Software, Inc. 2018 1st Lien Term Loan	4.00%(1 Mo. LIBOR + 3.25%)		7/1/2024	2,904	2,874,106
Imperva, Inc. 1st Lien Term Loan	5.00%(3 Mo. LIBOR + 4.00%)		1/12/2026	22,838	22,518,073
Informatica LLC 2020 USD 2nd Lien Term Loan	7.125%(1 Mo. LIBOR + 7.125%)		2/25/2025	7,339	7,442,553
Informatica LLC 2020 USD Term Loan B	3.406%(1 Mo. LIBOR + 3.25%)		2/25/2027	11,431	11,218,817
ION Trading Technologies S.a.r.l. USD Incremental Term Loan B (Luxembourg)(c)	5.072%(3 Mo. LIBOR + 4.00%)		11/21/2024	26,610	26,115,718
LogMeIn, Inc. Term Loan B	—	(h)	8/14/2027	36,777	35,926,126
MA FinanceCo., LLC USD Term Loan B3	2.656%(1 Mo. LIBOR + 2.50%)		6/21/2024	2,243	2,145,144
MACOM Technology Solutions Holdings, Inc. 2017 Add on Term Loan	2.406%(1 Mo. LIBOR + 2.25%)		5/17/2024	5,922	5,754,378
McAfee, LLC 2018 USD Term Loan B	3.906%(1 Mo. LIBOR + 3.75%)		9/30/2024	29,847	29,641,549
Microchip Technology Incorprated 2018 Term Loan	2.17%(1 Mo. LIBOR + 2.00%)		5/29/2025	1,942	1,915,250
NASCAR Holdings, Inc Term Loan B	2.92%(1 Mo. LIBOR + 2.75%)		10/19/2026	13,084	12,886,696
ON Semiconductor Corporation 2019 Term Loan B	2.156%(1 Mo. LIBOR + 2.00%)		9/19/2026	20,992	20,735,276
Perforce Software, Inc. 2020 Term Loan B	3.906%(1 Mo. LIBOR + 3.75%)		7/1/2026	20,491	19,988,710
Project Alpha Intermediate Holding, Inc. 2017 Term Loan B	4.50%(3 Mo. LIBOR + 3.50%)		4/26/2024	12,430	12,383,206
Project Angel Holdings LLC 2018 1st Lien Term Loan	4.822%(3 Mo. LIBOR + 3.75%)		5/30/2025	15,725	15,450,262
Project Boost Purchaser, LLC 2019 Term Loan B	3.656%(1 Mo. LIBOR + 3.50%)		6/1/2026	14,351	13,902,821
Quest Software US Holdings Inc. 2018 1st Lien Term Loan	4.511%(3 Mo. LIBOR + 4.25%)		5/16/2025	8,345	8,197,271
Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan	4.00%(3 Mo. LIBOR + 3.00%)		11/3/2023	16,540	16,400,237
Renaissance Holding Corp. 2018 1st Lien Term Loan	3.406%(1 Mo. LIBOR + 3.25%)		5/30/2025	23,417	23,074,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

Rocket Software, Inc. 2018 Term Loan	4.406%(1 Mo. LIBOR + 4.25%)		11/28/2025	$8,765	$8,481,419
Science Applications International Corporation 2018 Term Loan B	2.031%(1 Mo. LIBOR + 1.88%)		10/31/2025	19,742	19,409,100
Science Applications International Corporation 2020 Incremental Term Loan B	2.406%(1 Mo. LIBOR + 2.25%)		3/12/2027	1,600	1,593,652
Seattle SpinCo, Inc. USD Term Loan B3	2.656%(1 Mo. LIBOR + 2.50%)		6/21/2024	15,235	14,568,115
Severin Acquisition, LLC 2018 Term Loan B	3.405%(1 Mo. LIBOR + 3.25%)		8/1/2025	17,802	17,364,040
Solera, LLC USD Term Loan B	2.938%(2 Mo. LIBOR + 2.75%)		3/3/2023	10,845	10,690,667
Sophia, L.P. 2017 Term Loan B	4.25%(3 Mo. LIBOR + 3.25%)		9/30/2022	13,564	13,544,019
SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4 (Luxembourg)(c)	1.906%(1 Mo. LIBOR + 1.75%)		4/16/2025	14,815	14,427,123
SS&C Technologies Inc. 2018 Term Loan B3	1.906%(1 Mo. LIBOR + 1.75%)		4/16/2025	21,087	20,534,798
SS&C Technologies Inc. 2018 Term Loan B5	1.906%(1 Mo. LIBOR + 1.75%)		4/16/2025	9,508	9,264,832
Surf Holdings, LLC USD Term Loan	3.827%(3 Mo. LIBOR + 3.50%)		3/5/2027	19,426	19,032,025
Switch, Ltd. Term Loan B1	—	(h)	6/27/2024	6,318	6,288,689
Tech Data Corporation ABL Term Loan	—	(h)	6/30/2025	6,330	6,375,101
Tibco Software Inc. 2020 Term Loan B	3.91%(1 Mo. LIBOR + 3.75%)		6/30/2026	24,141	23,458,599
Uber Technologies, Inc. 2018 Incremental Term Loan	3.656%(1 Mo. LIBOR + 3.50%)		7/13/2023	17,464	17,221,951
Uber Technologies, Inc. 2018 Term Loan	5.00%(1 Mo. LIBOR + 4.00%)		4/4/2025	9,614	9,540,536
Ultimate Software Group Inc(The) 2020 2nd Lien Incremental Term Loan	7.50%(3 Mo. LIBOR + 6.75%)		5/3/2027	4,453	4,559,031
Ultimate Software Group Inc(The) 2020 Incremental Term Loan B	4.75%(3 Mo. LIBOR + 4.00%)		5/4/2026	14,569	14,578,199
Ultimate Software Group Inc. (The) Term Loan B	3.906%(1 Mo. LIBOR + 3.75%)		5/4/2026	13,723	13,645,475
Veritas US Inc. 2020 USD Term Loan B	6.50%(3 Mo. LIBOR + 5.50%)		9/1/2025	17,344	17,055,988
Vertiv Group Corporation Term Loan B	3.156%(1 Mo. LIBOR + 3.00%)		3/2/2027	18,854	18,553,912
VS Buyer, LLC Term Loan B	3.406%(1 Mo. LIBOR + 3.25%)		2/28/2027	9,681	9,584,205
Web.com Group, Inc. 2018 Term Loan B	3.933%(1 Mo. LIBOR + 3.75%)		10/10/2025	8,930	8,666,982
Total					751,507,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Land Transportation 0.88%

Genesee & Wyoming Inc. (New) Term Loan	—	(h)	12/30/2026		$13,673	$13,487,008
Gruden Acquisition, Inc. 2017 Term Loan	6.50%(3 Mo. LIBOR + 5.50%)		8/18/2022		17,248	16,526,177
Gruden Acquisition, Inc. 2nd Lien Term Loan	9.50%(3 Mo. LIBOR + 8.50%)		8/18/2023		24,245	22,184,175
Total						52,197,360

Manufacturing 3.35%

AI Aqua Merger Sub, Inc. 2019 Incremental Term Loan B	5.322%(1 Mo. LIBOR + 4.25%)		12/13/2023		4,727	4,632,705	(g)
Airxcel, Inc. 2018 1st Lien Term Loan	4.688%(2 Mo. LIBOR + 4.50%)		4/28/2025		13,706	12,518,159
Altra Industrial Motion Corp. Term Loan B	2.156%(1 Mo. LIBOR + 2.00%)		10/1/2025		1,923	1,890,164
Apex Tool Group, LLC 2019 Term Loan B	6.50%(1 Mo. LIBOR + 5.25%)		8/1/2024		9,351	9,043,244
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	5.25%(3 Mo. LIBOR + 4.25%)		6/21/2024		15,008	13,889,045
CeramTec AcquiCo GmbH EUR 2017 Term Loan B1(d)	—	(h)	3/7/2025	EUR	5,826	6,593,714
CPI Holdco, LLC 2019 Term Loan	4.406%(1 Mo. LIBOR + 4.25%)		11/4/2026		$5,012	4,974,727
Deliver Buyer, Inc. Term Loan B	6.00%(3 Mo. LIBOR + 5.00%)		5/1/2024		22,019	21,688,449
Engineered Machinery Holdings, Inc. USD 1st Lien Term Loan	4.00%(3 Mo. LIBOR + 3.00%)		7/19/2024		14,689	14,315,492
Forterra Finance, LLC 2017 Term Loan B	4.00%(1 Mo. LIBOR + 3.00%)		10/25/2023		12,467	12,295,942
Pro Mach Group, Inc. 2018 Term Loan B	2.92%(1 Mo. LIBOR + 2.75%)		3/7/2025		11,428	10,971,003
Sabre Industries, Inc. 2019 Term Loan B	4.244%(6 Mo. LIBOR + 3.25%)		4/15/2026		11,388	11,359,786
Tecomet Inc. 2017 Repriced Term Loan	4.675%(3 Mo. LIBOR + 3.5%)		5/1/2024		20,514	19,744,782
UTEX Industries Inc. 1st Lien Term loan 2014(i)	—		5/22/2021		32,193	10,140,725
UTEX Industries Inc. 2nd Lien Term Loan 2014(i)	—		5/22/2022		22,936	2,294
Vertical Midco GmbH USD Term Loan B (Germany)(c)	4.57%(3 Mo. LIBOR + 4.25%)		7/30/2027		24,279	24,125,095
Yak Access, LLC 2018 1st Lien Term Loan B	5.308%(3 Mo. LIBOR + 5.00%)		7/11/2025		25,806	21,606,356
Total						199,791,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Media/Telecommunications 0.93%

Diamond Sports Group, LLC Term Loan	3.41%(1 Mo. LIBOR + 3.25%)		8/24/2026		$29,218	$24,798,359
Nexstar Broadcasting, Inc. 2019 Term Loan B4	2.906%(1 Mo. LIBOR + 2.75%)		9/18/2026		31,150	30,663,172
Total						55,461,531

Metals/Minerals 0.15%

GrafTech Finance, Inc. 2018 Term Loan B	4.50%(1 Mo. LIBOR + 3.50%)		2/12/2025		9,306	9,201,090

Retail 3.01%

Academy, LTD. 2015 Term Loan B	5.00%(1 Mo. LIBOR + 4.00%)		7/1/2022		7,978	7,554,073
Amer Sports Oyj EUR Term Loan B(d)	4.50%(6 Mo. Euribor + 4.50%)		3/30/2026	EUR	23,376	24,862,617
Anastasia Parent, LLC 2018 Term Loan B	4.058%(3 Mo. LIBOR + 3.75%)		8/11/2025		$24,190	10,438,781
Bass Pro Group, LLC Term Loan B	6.072%(3 Mo. LIBOR + 5.00%)		9/25/2024		13,799	13,787,990
BDF Acquisition Corp.1st Lien Term Loan	6.25%(3 Mo. LIBOR + 5.25%)		8/14/2023		23,680	21,627,989
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	—	(h)	2/3/2024		3,938	3,910,631
Chinos Intermediate Holdings A, Inc. DIP Term Loan	9.00%(1 Mo. LIBOR + 8.00%)		5/4/2021		3,340	4,491,897
Coty Inc. 2018 USD Term Loan B	2.405%(1 Mo. LIBOR + 2.25%)		4/7/2025		13,943	12,329,795
Harbor Freight Tools USA, Inc. 2018 Term Loan B	3.25%(1 Mo. LIBOR + 2.50%)		8/18/2023		22,875	22,581,159
J. Crew Group, Inc. Consenting Term Loan	7.47%(2 Mo. LIBOR + 3.22%)		3/5/2021		29,154	14,158,113
Leslies Poolmart, Inc. 2016 Term Loan	3.656%(1 Mo. LIBOR + 3.50%)		8/16/2023		14,630	14,425,409
PetSmart, Inc. Consenting Term Loan	5.00%(3 Mo. LIBOR + 4.00%)		3/11/2022		25,431	25,423,090
Sally Holdings, LLC Term Loan B1	2.41%(1 Mo. LIBOR + 2.25%)		7/5/2024		3,884	3,811,098
Total						179,402,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Service 4.33%

Allied Universal Holdco LLC 2019 Term Loan B	4.406%(1 Mo. LIBOR + 4.25%)		7/10/2026	$17,280	$17,185,228
APX Group, Inc. 2020 Term Loan	—	(h)	12/31/2025	4,890	4,843,398
AVSC Holding Corp. 2018 2nd Lien Term Loan	8.25%(3 Mo. LIBOR + 7.25%)		9/1/2025	5,525	1,553,960
EagleView Technology Corporation 2018 Add On Term Loan B	3.756%(3 Mo. LIBOR + 3.50%)		8/14/2025	22,212	21,578,428
Emerald TopCo Inc Term Loan	3.656%(3 Mo. LIBOR + 3.50%)		7/24/2026	14,944	14,577,429
Fluidra S.A. USD Term Loan B (Spain)(c)	2.156%(1 Mo. LIBOR + 2.00%)		7/2/2025	3,052	3,001,957
Garda World Security Corporation 2019 1st Lien Term Loan B (Canada)(c)	4.93%(1 Mo. LIBOR + 4.75%)		10/30/2026	9,463	9,460,330
Guidehouse LLP 2018 Term Loan	4.668%(1 Mo. LIBOR + 4.50%)		5/1/2025	20,205	20,078,923
KUEHG Corp. 2018 Incremental Term Loan	4.75%		2/21/2025	30,627	28,473,618
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25%(3 Mo. LIBOR + 3.25%)		3/13/2025	16,639	15,058,325
MHI Holdings, LLC Term Loan B	5.156%(1 Mo. LIBOR + 5.00%)		9/21/2026	20,620	20,439,968
North American Lifting Holdings, Inc. 1st Lien Term Loan	7.95%(3 Mo. LIBOR + 6.50%)		11/27/2020	20,335	13,929,225
North American Lifting Holdings, Inc. 2020 DIP Term Loan	10.00%(1 Mo. LIBOR + 9.00%)		8/3/2027	1,936	1,897,282	(g)
North American Lifting Holdings, Inc. 2nd Lien Term Loan(i)	—		11/26/2021	3,520	246,408
Resideo Funding Inc. Term Loan B	2.56%(3 Mo. LIBOR + 2.25%)		10/24/2025	6,256	6,107,589
Sedgwick Claims Management Services, Inc. 2018 Term Loan B	3.406%(1 Mo. LIBOR + 3.25%)		12/31/2025	19,218	18,609,214
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.558%(3 Mo. LIBOR + 4.25%)		7/30/2025	16,372	15,082,919
United PF Holdings, LLC 2019 2nd Lien Term Loan	8.808%(3 Mo. LIBOR + 8.50%)		12/30/2027	4,000	3,000,000	(g)
USIC Holdings, Inc. 2017 Term Loan B	4.25%(1 Mo. LIBOR + 3.25%)		12/8/2023	17,565	17,136,866
Weight Watchers International, Inc. 2017 Term Loan B	5.50%(1 Mo. LIBOR + 4.75%)		11/29/2024	25,679	25,666,349
Total					257,927,416

Shipping 0.34%

Kestrel Bidco Inc. Term Loan B (Canada)(c)	4.00%(6 Mo. LIBOR + 3.00%)		12/11/2026	23,933	19,999,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 2.49%

Altice Financing SA 2017 USD Term Loan B (Luxembourg)(c)	2.912%(1 Mo. LIBOR + 2.75%)	7/15/2025	$15,913	$15,225,686
Altice Financing SA USD 2017 1st Lien Term Loan (Luxembourg)(c)	2.92%(1 Mo. LIBOR + 2.75%)	1/31/2026	9,382	8,960,204
Altice France S.A. 2018 Term Loan B13 (France)(c)	4.75%(1 Mo. LIBOR + 4.00%)	8/14/2026	23,431	23,182,139
Altice France S.A. USD Term Loan B12 (France)(c)	4.438%(1 Mo. LIBOR + 3.69%)	1/31/2026	3,670	3,613,742
CenturyLink, Inc. 2020 Term Loan A	2.156%(1 Mo. LIBOR + 2.00%)	1/31/2025	1,602	1,567,136
CenturyLink, Inc. 2020 Term Loan B	2.406%(1 Mo. LIBOR +2.25%)	3/15/2027	47,347	45,882,370
Consolidated Communications, Inc. 2016 Term Loan B	4.00%(1 Mo. LIBOR + 3.00%)	10/4/2023	29,741	29,099,199
Zayo Group Holdings, Inc. USD Term Loan	3.156%(1 Mo. LIBOR + 3.00%)	3/9/2027	21,554	20,984,986
Total				148,515,462

Utility 1.96%

Brookfield WEC Holdings Inc. 2020 Term Loan	3.75%(1 Mo. LIBOR + 3.00%)	8/1/2025	28,564	28,158,145
Calpine Construction Finance Company, L.P. 2017 Term Loan B	2.156%(1 Mo. LIBOR + 2.00%)	1/15/2025	5,204	5,056,132
Calpine Corporation 2019 Term Loan B10	2.156%(1 Mo. LIBOR + 2.00%)	8/12/2026	8,835	8,595,500
EFS Cogen Holdings I LLC 2016 Term Loan B	4.25%(3 Mo. LIBOR + 3.25%)	6/28/2023	9,517	9,484,551
ExGen Renewables IV, LLC Term Loan B	4.00%(3 Mo. LIBOR + 3.00%)	11/28/2024	3,917	3,898,974
Frontera Generation Holdings LLC 2018 Term Loan B	5.25%(3 Mo. LIBOR + 4.25%)	5/2/2025	30,760	13,995,853	(g)
Helix Gen Funding, LLC Term Loan B	4.75%(1 Mo. LIBOR + 3.75%)	6/3/2024	27,011	26,641,308
Pacific Gas & Electric Company 2020 Term Loan	5.50%(3 Mo. LIBOR + 4.50%)	6/23/2025	17,483	17,231,595
Pike Corporation 2020 Term Loan B	3.18%(1 Mo. LIBOR + 3.00%)	7/24/2026	3,665	3,658,450
Total				116,720,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Wireless Communications 0.68%

SBA Senior Finance II LLC 2018 Term Loan B	1.91%(1 Mo. LIBOR + 1.75%)		4/11/2025	$18,350	$17,963,704
Windstream Services, LLC 2020 Exit Term Loan B	—	(h)	8/10/2027	7,826	7,664,863
Xplornet Communications, Inc. 2020 Term Loan B (Canada)(c)	4.906%(1 Mo. LIBOR + 4.75%)		6/10/2027	14,831	14,696,421
Total					40,324,988
Total Floating Rate Loans (cost $4,751,187,692)					4,536,283,093

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.40%

Shipping

ACBL Holdings Corp. Series A	Zero Coupon			354	9,299,588	(b)
ACBL Holdings Corp. Series B	Zero Coupon			445	14,454,472	(b)
Total Preferred Cost (Cost $19,975,575)					23,754,060
Total Long-Term Investments (cost $5,890,445,629)					5,718,579,922

				Principal Amount (000)
SHORT-TERM INVESTMENT 4.48%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $259,752,500 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $272,625,096; proceeds: $267,279,441 (cost $267,279,441)				$267,279	267,279,441
Total Investments in Securities 100.37% (cost $6,157,725,070)					5,985,859,363
Less Unfunded Loan Commitments (0.23)% (cost $13,485,047)					(13,631,988)
Net Investments 100.14% (cost $6,144,240,023)					5,972,227,375
Liabilities in Excess of Foreign Cash and Other Assets(j) (0.14%)					(8,671,916)
Net Assets 100.00%					$5,963,555,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
EURIBOR	European Interbank Offered Rate..
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $879,601,848, which represents 14.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Foreign security traded in U.S. dollars.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Securities purchased on a when-issued basis.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2020.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Interest rate to be determined.
(i)	Defaulted (non-income producing security).
(j)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Centrally Cleared Interest Rate Swap Contracts at August 31, 2020:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Credit Suisse	.4578%	3-Month USD LIBOR INDEX	8/1/2022	$8,900,000	$8,859,085	$(40,915)
Credit Suisse	.6764%	3-Month USD LIBOR INDEX	9/15/2029	11,566,000	11,539,968	(26,032)
Credit Suisse	.6513%	3-Month USD LIBOR INDEX	6/1/2029	16,982,000	16,947,096	(34,904)
Credit Suisse	.5805%	3-Month USD LIBOR INDEX	2/15/2027	12,112,000	12,010,424	(101,576)
Credit Suisse	.5008%	3-Month USD LIBOR INDEX	11/1/2024	9,208,000	9,135,304	(72,696)
Credit Suisse	.4925%	3-Month USD LIBOR INDEX	9/15/2024	21,286,000	21,095,893	(190,107)
Credit Suisse	.4781%	3-Month USD LIBOR INDEX	2/1/2024	9,800,000	9,720,770	(79,230)
Credit Suisse	.6353%	3-Month USD LIBOR INDEX	2/15/2021	8,233,000	8,219,626	(13,374)
Credit Suisse	.6465%	3-Month USD LIBOR INDEX	4/15/2029	18,426,000	18,368,118	(57,882)
Credit Suisse	.451%	3-Month USD LIBOR INDEX	5/15/2023	20,744,000	20,620,626	(123,374)
Credit Suisse	.619%	3-Month USD LIBOR INDEX	2/15/2028	10,017,000	9,953,854	(63,146)
Credit Suisse	.5631%	3-Month USD LIBOR INDEX	8/15/2026	8,800,000	8,717,683	(82,317)
Credit Suisse	.6108%	3-Month USD LIBOR INDEX	2/15/2028	8,594,000	8,545,037	(48,963)
Credit Suisse	.606%	3-Month USD LIBOR INDEX	12/15/2027	12,391,000	12,313,303	(77,697)
Total						$(1,012,213)

*	Central clearinghouse: Chicago Mercantile Exchange (CME).

Open Total Return Swaps Contracts at August 31, 2020:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	365,747	Long	9/20/2020	$63,000,000	$63,364,223	$364,223
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	361,029	Long	9/20/2020	61,375,000	62,546,841	1,171,841
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	56,434	Long	9/20/2020	9,636,167	9,777,018	140,851
Total						$134,011,167	$135,688,082	$1,676,915

*	iBOXX Leverage Loan Index.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Bank of America	10/20/2020	596,000	$452,565	$456,991	$4,426
Euro	Buy	Bank of America	9/4/2020	841,000	954,106	1,003,648	49,542
Euro	Buy	Bank of America	9/4/2020	2,571,000	2,945,183	3,068,228	123,045
Euro	Buy	Bank of America	9/4/2020	1,785,000	2,120,510	2,130,217	9,707
Euro	Buy	J.P. Morgan	9/4/2020	7,382,000	8,386,701	8,809,669	422,968
Euro	Buy	Morgan Stanley	9/4/2020	8,000,000	8,675,238	9,547,190	871,952
Euro	Buy	State Street Bank and Trust	9/4/2020	1,718,000	1,903,034	2,050,259	147,225
Euro	Buy	Toronto Dominion Bank	9/4/2020	4,641,000	5,269,860	5,538,563	268,703
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,897,568

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Morgan Stanley	9/8/2020	5,513,000	$6,946,551	$7,369,739	$(423,188)
British pound	Sell	Toronto Dominion Bank	9/8/2020	1,940,000	2,466,442	2,593,378	(126,936)
Canadian dollar	Sell	State Street Bank and Trust	10/20/2020	11,682,000	8,607,012	8,957,335	(350,323)
Euro	Sell	Bank of America	9/4/2020	1,132,000	1,274,105	1,350,927	(76,822)
Euro	Sell	Goldman Sachs	9/4/2020	68,250,000	74,185,156	81,449,464	(7,264,308)
Euro	Sell	J.P. Morgan	9/4/2020	327,000	373,571	390,241	(16,670)
Euro	Sell	Morgan Stanley	9/4/2020	563,000	637,679	671,883	(34,204)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(8,292,451)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2020	2,822	Short	$(623,502,359)	$(623,507,670)	$(5,311)
U.S. 5-Year Treasury Note	December 2020	2,235	Short	(281,152,116)	(281,679,844)	(527,728)
Total Unrealized Depreciation on Open Futures Contracts						$(533,039)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$45,624,584	$7,657,382	$53,281,966
Common Stocks
Energy	—	29,877	—	29,877
Shipping	—	—	3,951,215	3,951,215
Remaining Industries	9,224,565	—	—	9,224,565
Convertible Bonds	—	170,149,264	—	170,149,264
Corporate Bonds
Metals/Minerals	—	9,456,892	5	9,456,897
Remaining Industries	—	864,111,211	—	864,111,211
Exchange-Traded Fund	48,337,774	—	—	48,337,774
Floating Rate Loans
Aerospace	—	163,435286	3,730,421	167,165,707
Automotive	—	122,256,233	58,949,779	181,206,012
Broadcasting	—	154,689,021	—	154,689,021
Cable/Wireless Video	—	134,277,984	—	134,277,984
Chemicals	—	77,522,508	—	77,522,508
Consumer Durables	—	28,209,946	—	28,209,946
Consumer Non-Durables	—	44,154,892	27,327,041	71,481,933
Diversified Media	—	109,158,548	17,192,110	126,350,658
Energy	—	123,355,647	19,656,143	143,011,790
Financial	—	202,700,695	—	202,700,695
Food & Drug	—	40,786,675	—	40,786,675
Food/Tobacco	—	169,040,838	21,867,043	190,907,881
Forest Products	—	100,961,357	—	100,961,357
Gaming/Leisure	—	235,111,748	—	235,111,748
Healthcare	—	626,821,247	71,797,525	698,618,772
Housing	—	144,875,978	7,354,900	152,230,878
Information Technology	—	751,507,554	—	751,507,554
Land Transportation	—	52,197,360	—	52,197,360
Manufacturing	—	195,158,977	4,632,705	199,791,682
Media/Telecommunications	—	55,461,531	—	55,461,531
Metals/Minerals	—	9,201,090	—	9,201,090
Retail	—	179,402,642	—	179,402,642
Service	—	253,030,134	4,897,282	257,927,416
Shipping	—	19,999,295	—	19,999,295
Telecommunication	—	148,515,462	—	148,515,462
Utility	—	102,724,655	13,995,853	116,720,508
Wireless Communication	—	40,324,988	—	40,324,988
Less Unfunded Commitments	—	(13,631,988)	—	(13,631,988)
Preferred Stocks	—	—	23,754,060	23,754,060
Short-Term Investment
Repurchase Agreement	—	267,279,441	—	267,279,441
Total	$57,562,339	$5,627,901,572	$286,763,464	$5,972,227,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND August 31, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(1,012,213)	—	(1,012,213)
Forward Foreign Currency Exchange Contracts
Assets	—	1,897,568	—	1,897,568
Liabilities	—	(8,292,451)	—	(8,292,451)
Futures Contracts
Assets	—	—	—	—
Liabilities	(533,039)	—	—	(533,039)
Total Return Swaps Contracts
Assets	—	1,676,915	—	1,676,915
Liabilities	—	—	—	—
Total	$(533,039)	$(5,370,181)	$—	$(6,263,220)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Preferred Stock	Convertible Bonds	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2019	$4,662,015	$—	$—	$—	$5	$674,941,989
Accrued Discounts (Premiums)	—	—	—	—	—	1,025,701
Realized Gain (Loss)	—	—	—	—	—	(44,744,413)
Change in Unrealized Appreciation (Depreciation)	(440,898)	1,056,831	3,778,485	—	—	(14,078,442)
Purchases		2,894,384	19,975,575	—	—	173,340,171
Sales	—	—	—	—	—	(392,625,259)
Transfers into Level 3	8,098,280	—	—	—	—	140,064,480
Transfers out of Level 3	(4,662,015)	—	—	—	—	(286,523,425)
Balance as of August 31, 2020	$7,657,382	$3,951,215	$23,754,060	$—	$5	$251,400,802
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$(440,898)	$1,056,831	$3,778,485	$—	$—	$(18,346,691)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.42%

COMMON STOCKS 4.10%

Auto Parts & Equipment 0.10%

Fox Factory Holding Corp.*	80	$8,095,446

Beverages 0.15%

Boston Beer Co., Inc. (The) Class A*	14	12,747,257

Building & Construction 0.10%

LGI Homes, Inc.*	71	7,974,499

Building Materials 0.19%

Installed Building Products, Inc.*	92	8,014,180
Sherwin-Williams Co. (The)	12	7,899,601
Total		15,913,781

Chemicals 0.10%

Scotts Miracle-Gro Co. (The)	48	8,115,057

Diversified Capital Goods 0.10%

Trane Technologies plc (Ireland)(a)	68	8,078,105

Electric: Distribution/Transportation 0.10%

Atlantica Sustainable Infrastructure plc (United Kingdom)(a)	275	8,258,250

Electronics 0.12%

Cognex Corp.	142	9,826,641

Energy: Exploration & Production 0.00%

Tapstone Energy Holdings III LLC*	469	4,686	(b)
Templar Energy LLC Class A Units	191	7,623
Total		12,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Shares (000)	Fair Value
Food & Drug Retailers 0.00%

Fairway Group Holdings Corp.	20	$197	(b)

Food: Wholesale 0.22%

Freshpet, Inc.*	71	8,114,789
Vital Farms, Inc.*	244	9,616,318
Total		17,731,107

Investments & Miscellaneous Financial Services 0.00%

Penson Technologies Class A Units	4,881	48,812	(b)

Machinery 0.20%

Generac Holdings, Inc.*	88	16,746,737

Medical Products 0.21%

Intuitive Surgical, Inc.*	12	8,548,636
Shockwave Medical, Inc.*	138	8,770,553
Total		17,319,189

Multi-Line Insurance 0.12%

Goosehead Insurance, Inc. Class A	96	9,914,285

Non-Electric Utilities 0.10%

Evoqua Water Technologies Corp.*	409	8,365,726

Personal & Household Products 0.29%

Britax Child Safety, Inc.*	2	—	(b)
Gibson Brands, Inc.	57	6,669,418	(c)
Pool Corp.	25	8,289,434
Remington Outdoor Co., Inc.	128	35,289
Revlon, Inc. Class A	702	177,167
YETI Holdings, Inc.*	164	8,436,545
Total		23,607,853

Pharmaceuticals 0.11%

Acceleron Pharma, Inc.*	94	9,191,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Shares (000)	Fair Value
Recreation & Travel 0.15%

Vail Resorts, Inc.	57	$12,397,177

Restaurants 0.30%

Chipotle Mexican Grill, Inc.*	6	8,446,065
Shake Shack, Inc. Class A*	245	16,705,552
Total		25,151,617

Software/Services 0.96%

Adobe, Inc.*	16	8,202,945
Aspen Technology, Inc.*	64	8,119,631
Mastercard, Inc. Class A	23	8,072,886
Match Group, Inc.*	74	8,262,086
Pinterest, Inc. Class A*	367	13,486,405
Spotify Technology SA (Sweden)*(a)	46	12,909,102
Stamps.com, Inc.*	48	11,928,426
Take-Two Interactive Software, Inc.*	48	8,257,863
Total		79,239,344

Specialty Retail 0.25%

Chewy, Inc. Class A*	145	8,837,440
Claires Holdings LLC	7	2,838,336
Deckers Outdoor Corp.*	43	8,795,359
Total		20,471,135

Transportation: Infrastructure/Services 0.03%

ACBL Holdings Corp.	22	922,421	(b)
Chassix Holdings, Inc.	160	1,196,970	(c)
Total		2,119,391

Trucking & Delivery 0.20%

FedEx Corp.	37	8,178,268
Saia, Inc.*	62	8,374,482
Total		16,552,750
Total Common Stocks (cost $322,865,849)		337,878,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 2.97%

Air Transportation 0.10%

Southwest Airlines Co.	1.25%	5/1/2025	$6,100	$8,127,127

Automakers 0.62%

Tesla, Inc.	2.00%	5/15/2024	6,344	50,887,127

Diversified Capital Goods 0.15%

Enphase Energy, Inc.†	1.00%	6/1/2024	3,340	12,676,674

Electronics 0.26%

Advanced Micro Devices, Inc.	2.125%	9/1/2026	1,195	13,520,350
Teradyne, Inc.	1.25%	12/15/2023	2,929	7,976,033
Total				21,496,383

Gaming 0.14%

Penn National Gaming, Inc.	2.75%	5/15/2026	4,934	11,515,906

Health Services 0.10%

Invitae Corp.†	2.00%	9/1/2024	6,030	8,482,028

Machinery 0.10%

Chart Industries, Inc.†	1.00%	11/15/2024	6,131	8,185,958

Medical Products 0.21%

Nevro Corp.	1.75%	6/1/2021	5,674	8,425,890
Repligen Corp.	0.375%	7/15/2024	5,842	8,686,259
Total				17,112,149

Real Estate Development & Management 0.10%

Redfin Corp.	1.75%	7/15/2023	5,157	8,578,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.10%

Callaway Golf Co.†	2.75%	5/1/2026	$6,097	$8,769,486

Software/Services 0.87%

Coupa Software, Inc.†	0.375%	6/15/2026	9,998	13,130,417
Five9, Inc.†	0.50%	6/1/2025	6,933	8,364,690
Square, Inc.	0.375%	3/1/2022	4,865	33,872,207
Workday, Inc.	0.25%	10/1/2022	4,804	8,088,975
Zillow Group, Inc.†	0.75%	9/1/2024	3,980	8,084,574
Total				71,540,863

Specialty Retail 0.09%

Wayfair, Inc.	1.125%	11/1/2024	2,823	7,372,008

Support: Services 0.10%

Chegg, Inc.	0.125%	3/15/2025	5,182	7,986,119

Technology Hardware & Equipment 0.03%

SunPower Corp.	4.00%	1/15/2023	2,556	2,336,626
Total Convertible Bonds (cost $190,592,055)				245,067,049

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCK 0.10%

Medical Products

Danaher Corp. (cost $8,031,468)	5.00%		7	8,150,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 4.32%

Aerospace/Defense 0.06%

Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(a)	8.50%(3 Mo. LIBOR + 6.50%)		3/6/2024	$3,857	$3,266,274
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(a)	0.50%		3/6/2025	4,109	1,509,925
Total					4,776,199

Air Transportation 0.10%

JetBlue Airways Corporation Term Loan	6.25%(3 Mo. LIBOR + 5.25%)		6/17/2024	8,235	8,230,809

Auto Parts & Equipment 0.11%

Tenneco, Inc. 2018 Term Loan B	3.159%(1 Mo. LIBOR + 3.00%)		10/1/2025	9,833	8,821,021

Building Materials 0.41%

Airxcel, Inc. 2018 1st Lien Term Loan	4.688%(2 Mo. LIBOR + 4.50%)		4/28/2025	13,297	12,144,188
Forterra Finance, LLC 2017 Term Loan B	4.00%(1 Mo. LIBOR + 3.00%)		10/25/2023	6,850	6,756,200
Hayward Industries, Inc. 1st Lien Term Loan	3.656%(1 Mo. LIBOR + 3.50%)		8/5/2024	15,411	15,211,891
Total					34,112,279

Consumer Cyclicals 0.01%

Britax Child Safety, Inc. PIK Term Loan	—	(e)	1/1/2025	1,168	1,051,087	(f)

Diversified Capital Goods 0.02%

UTEX Industries Inc. 1st Lien Term loan 2014	—	(e)	5/22/2021	5,770	1,817,606

Electric: Generation 0.25%

Frontera Generation Holdings LLC 2018 Term Loan B	5.25%(3 Mo. LIBOR + 4.25%)		5/2/2025	12,854	5,848,686	(f)
Helix Gen Funding, LLC Term Loan B	4.75%(1 Mo. LIBOR + 3.75%)		6/3/2024	14,975	14,769,660
Total					20,618,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.00%

Tapstone Energy Holdings III, LLC Term Loan	5.00%(1 Mo. LIBOR + 4.00%)	4/17/2024	361	324,463	(f)

Food & Drug Retailers 0.00%

Fairway Group Acquisition Company 2018 Holdco Term Loan	11.00%(3 Mo. LIBOR + 11.00%)	2/24/2024	1,469	147	(f)
Fairway Group Acquisition Company 2018 Last Out Term Loan	10.00%(3 Mo. LIBOR + 10.00%)	11/27/2023	1,629	163	(f)
Total				310

Food: Wholesale 0.30%

Froneri International Ltd. 2020 USD 2nd Lien Term Loan (United Kingdom)(a)	5.906%(1 Mo. LIBOR + 5.75%)	1/31/2028	9,069	9,001,069	(f)
United Natural Foods, Inc. Term Loan B	4.406%(1 Mo. LIBOR + 4.25%)	10/22/2025	15,665	15,326,778
Total				24,327,847

Gaming 0.29%

Montreign Resort Casino Bridge Term Loan	2.406%(1 Mo. LIBOR + 2.25%)	3/22/2021	2,421	2,339,685
Playtika Holding Corp Term Loan B	7.072%(3 Mo. LIBOR + 6.00%)	12/10/2024	8,126	8,207,245
TopGolf International, Inc. Term Loan B	5.808%(3 Mo. LIBOR + 5.50%)	2/8/2026	13,701	13,070,576
Total				23,617,506

Health Facilities 0.16%

Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	2.906%(1 Mo. LIBOR + 2.75%)	2/14/2025	6,158	5,963,196
Pearl Intermediate Parent LLC 2018 Incremental Term Loan	5.189%(1 Mo. LIBOR + 3.25%)	2/14/2025	1,857	1,814,914
WP CityMD Bidco LLC 2019 Term Loan B	5.50%(6 Mo. LIBOR + 4.50%)-5.572%	8/13/2026	5,120	5,099,813
Total				12,877,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.54%

Emerald TopCo Inc Term Loan	3.656%(3 Mo. LIBOR + 3.50%)-3.761%	7/24/2026	$9,133	$8,909,054
EyeCare Partners, LLC 2020 Delayed Draw Term Loan	3.75%	2/18/2027	2,189	2,051,437
EyeCare Partners, LLC 2020 Term Loan	4.822%(3 Mo. LIBOR + 3.75%)	2/18/2027	9,359	8,769,887
Navicure, Inc. 2019 Term Loan B	4.156%(1 Mo. LIBOR + 4.00%)	10/22/2026	8,107	7,906,683
Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan	2.00%	3/31/2027	917	901,789
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.761%(3 Mo. LIBOR + 5.50%)-6.572%	10/1/2025	18,062	16,275,281
Total				44,814,131

Machinery 0.01%

North American Lifting Holdings, Inc. 2nd Lien Term Loan	— (e)	11/26/2021	7,323	512,610

Media: Content 0.09%

Univision Communications Inc. 2020 Replacement Term Loan	4.75%(1 Mo. LIBOR + 3.75%)	3/13/2026	3,860	3,784,537
Univision Communications Inc. Term Loan C5	3.75%(1 Mo. LIBOR + 2.75%)	3/15/2024	4,033	3,911,027
Total				7,695,564

Oil Field Equipment & Services 0.13%

Ulterra Drilling Technologies, LP Term Loan B	5.406%(1 Mo. LIBOR + 5.25%)	11/26/2025	13,599	10,539,067	(f)

Personal & Household Products 0.16%

FGI Operating Company, LLC Exit Term Loan	12.00%(3 Mo. LIBOR + 10.00%)	5/16/2022	835	667,642	(f)
Revlon Consumer Products Corporation 2020 Term Loan B2	4.25%(6 Mo. LIBOR + 3.50%)	6/30/2025	9,968	5,333,093
TGP Holdings III, LLC 2nd Lien Term Loan	9.50%(3 Mo. LIBOR + 8.50%)	9/25/2025	7,626	7,015,920
Total				13,016,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.23%

Flynn Restaurant Group LP 2nd Lien Term Loan	7.156%(1 Mo. LIBOR + 7.00%)		6/29/2026	$7,858	$6,483,236
Golden Nugget, Inc. 2017 Incremental Term Loan B	—	(e)	10/4/2023	13,431	12,073,616
Total					18,556,852

Software/Services 0.11%

Imperva, Inc. 1st Lien Term Loan	5.00%(3 Mo. LIBOR + 4.00%)		1/12/2026	9,579	9,444,778

Specialty Retail 0.22%

Chinos Intermediate Holdings A, Inc. DIP Term Loan	9.00%(1 Mo. LIBOR + 8.00%)		5/4/2021	1,275	1,714,757
Claire’s Stores, Inc. 2019 Term Loan B	6.808%(3 Mo. LIBOR + 6.50%)		12/18/2026	4,424	3,524,313
Leslies Poolmart, Inc. 2016 Term Loan	3.656%(1 Mo. LIBOR + 3.50%)		8/16/2023	7,967	7,855,041
MND Holdings III Corp 2018 1st Lien Term Loan	4.50%(3 Mo. LIBOR + 3.50%)		6/19/2024	6,608	5,418,759	(f)
Total					18,512,870

Support: Services 0.91%

Atlantic Aviation FBO Inc. 2018 Term Loan B	3.911%(1 Mo. LIBOR + 3.75%)		12/6/2025	13,452	13,233,270
Deliver Buyer, Inc. Term Loan B	6.00%(3 Mo. LIBOR + 5.00%)		5/1/2024	6,346	6,251,070
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.518%(3 Mo. LIBOR + 8.25%)		4/10/2026	17,623	16,565,329	(f)
Guidehouse LLP 2018 Term Loan	4.668%(1 Mo. LIBOR + 4.50%)		5/1/2025	8,001	7,950,988
KUEHG Corp. 2017 2nd Lien Term Loan	9.25%(3 Mo. LIBOR + 8.25%)		8/18/2025	8,912	8,065,548
KUEHG Corp. 2018 Incremental Term Loan	—	(e)	2/21/2025	2,604	2,421,034
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.406%(1 Mo. LIBOR + 3.25%)		10/20/2025	11,107	9,421,048
Pathway Vet Alliance LLC 2020 Term Loan	4.156%(1 Mo. LIBOR + 4.00%)		3/31/2027	11,258	11,068,140
Total					74,976,427

Telecommunications: Wireless 0.10%

Xplornet Communications, Inc. 2020 Term Loan B (Canada)(a)	4.906%(1 Mo. LIBOR + 4.75%)		6/10/2027	8,433	8,356,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 0.10%

Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.656%(1 Mo. LIBOR + 4.50%)	2/4/2026		$8,154	$7,889,405	(f)

Trucking & Delivery 0.01%

Daseke Companies, Inc. 2017 Term Loan B	— (e)	2/27/2024		1,037	1,008,179
Total Floating Rate Loans (cost $372,559,487)					355,898,636

HIGH YIELD CORPORATE BONDS 86.86%

Advertising 0.18%

Clear Channel Worldwide Holdings, Inc.	9.25%	2/15/2024		7,920	7,782,232
Lamar Media Corp.†	4.875%	1/15/2029		7,042	7,394,100
Total					15,176,332

Aerospace/Defense 0.70%

Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025		6,255	6,590,550
Science Applications International Corp.†	4.875%	4/1/2028		11,027	11,445,695
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028		21,018	20,584,609
TransDigm, Inc.†	6.25%	3/15/2026		18,138	19,162,162
Total					57,783,016

Air Transportation 0.71%

American Airlines, Inc.†	11.75%	7/15/2025		13,102	12,604,189
Delta Air Lines, Inc.	2.90%	10/28/2024		9,910	9,108,590
Delta Air Lines, Inc.†	7.00%	5/1/2025		14,728	16,139,222
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027		15,546	16,245,657
Transportes Aereos Portugueses SA(g)	5.625%	12/2/2024	EUR	2,800	2,188,946
Transportes Aereos Portugueses SA†(g)	5.625%	12/2/2024	EUR	2,800	2,188,946
Total					58,475,550

Auto Loans 0.40%

Ford Motor Co.	4.75%	1/15/2043		$13,566	12,590,944
Mclaren Finance plc(g)	5.00%	8/1/2022	GBP	18,309	20,547,467
Total					33,138,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Auto Parts & Equipment 1.38%

Adient Global Holdings Ltd.†	4.875%	8/15/2026			$9,041	$8,492,889
Adient US LLC†	7.00%	5/15/2026			17,263	18,572,658
American Axle & Manufacturing, Inc.	6.875%	7/1/2028			13,323	13,900,952
Clarios Global LP/Clarios US Finance Co.(g)	4.375%	5/15/2026		EUR	9,588	11,822,283
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027			$15,065	16,020,686
Dana, Inc.	5.625%	6/15/2028			7,745	8,183,638
Garrett LX I Sarl/Garrett Borrowing LLC (Luxembourg)(a)(g)	5.125%	10/15/2026		EUR	1,165	1,077,446
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(a)	4.75%	9/15/2026			$15,126	15,387,755
Tenneco, Inc.	5.00%	7/15/2026			16,635	12,237,621
Wabash National Corp.†	5.50%	10/1/2025			7,816	7,766,329
Total						113,462,257

Automakers 2.57%

Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%	4/15/2022			8,777	8,054,828
Ford Motor Co.	9.00%	4/22/2025			84,999	99,580,578
Ford Motor Co.	9.625%	4/22/2030			15,345	20,138,471
Mclaren Finance plc. (United Kingdom)†(a)	5.75%	8/1/2022			3,498	2,990,790
Motors Liquidation Co.	7.20%	1/15/2049			8,500	850	(b)
Navistar International Corp.†	6.625%	11/1/2025			10,848	11,100,813
Navistar International Corp.†	9.50%	5/1/2025			6,830	7,803,275
Tesla, Inc.†	5.30%	8/15/2025			51,744	53,820,487
Winnebago Industries, Inc.†	6.25%	7/15/2028			7,627	8,172,979
Total						211,663,071

Banking 2.09%

BNP Paribas SA (France)†(a)	4.50%(5 Yr Treasury CMT + 2.94%) #	—	(h)		16,265	15,705,891
CIT Group, Inc.	5.25%	3/7/2025			6,005	6,559,862
CIT Group, Inc.	6.125%	3/9/2028			24,654	29,148,671
Credit Suisse Group AG (Switzerland)†(a)	5.10%(5 Yr Treasury CMT + 3.29%) #	—	(h)		18,151	18,094,187
Credit Suisse Group AG (Switzerland)†(a)	7.25%(5 Yr Treasury CMT + 4.33%) #	—	(h)		10,437	11,500,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Banking (continued)

ING Groep NV (Netherlands)(a)	5.75%(5 Yr Treasury CMT + 4.34%) #	—	(h)		$8,675	$9,177,413
Intesa Sanpaolo SpA (Italy)†(a)	5.71%	1/15/2026			23,681	26,329,922
Macquarie Bank Ltd. (United Kingdom)†(a)	6.125%(5 Yr. Swap rate + 3.70%) #	—	(h)		9,021	9,254,058
Popular, Inc.	6.125%	9/14/2023			12,457	13,296,539
Synovus Financial Corp.	5.90%(5 Yr. Swap rate + 3.38%) #	2/7/2029			21,205	21,961,064
Texas Capital Bank NA	5.25%	1/31/2026			10,952	11,234,237
Washington Mutual Bank(i)	6.875%	6/15/2011			10,000	1,000	(b)
Total						172,263,322

Beverages 0.17%

Bacardi Ltd.†	5.30%	5/15/2048			10,691	13,813,276

Building & Construction 3.47%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025			8,333	8,488,369
Beazer Homes USA, Inc.	7.25%	10/15/2029			9,525	10,277,427
Century Communities, Inc.	5.875%	7/15/2025			9,557	9,974,115
Century Communities, Inc.	6.75%	6/1/2027			16,304	17,614,923
KB Home	4.80%	11/15/2029			8,944	9,709,830
Lennar Corp.	4.75%	5/30/2025			20,007	21,959,783
Lennar Corp.	4.75%	11/29/2027			12,474	14,235,952
LGI Homes, Inc.†	6.875%	7/15/2026			25,782	27,098,429
Mattamy Group Corp. (Canada)†(a)	4.625%	3/1/2030			7,966	8,158,937
Miller Homes Group Holdings plc(g)	5.50%	10/15/2024		GBP	6,100	8,286,598
PulteGroup, Inc.	5.00%	1/15/2027			$32,411	37,029,567
PulteGroup, Inc.	6.375%	5/15/2033			8,068	10,177,016
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028			11,228	11,506,960
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025			13,724	14,202,899
Taylor Morrison Communities, Inc.†	5.125%	8/1/2030			7,573	8,242,832
Taylor Morrison Communities, Inc.†	6.625%	7/15/2027			9,595	10,407,601
Toll Brothers Finance Corp.	4.35%	2/15/2028			19,098	20,741,574
Toll Brothers Finance Corp.	4.875%	3/15/2027			9,422	10,633,292
TRI Pointe Group, Inc.	5.25%	6/1/2027			17,687	18,988,056
TRI Pointe Group, Inc.	5.70%	6/15/2028			7,602	8,400,210
Total						286,134,370

Building Materials 2.50%

American Woodmark Corp.†	4.875%	3/15/2026			12,836	13,106,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials (continued)

Beacon Roofing Supply, Inc.†	4.875%	11/1/2025		$8,577	$8,518,548
Builders FirstSource, Inc.†	5.00%	3/1/2030		9,880	10,569,081
Core & Main Holdings LP PIK 9.375%†	8.625%	9/15/2024		14,711	15,071,125
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025		16,615	17,715,744
Hillman Group, Inc. (The)†	6.375%	7/15/2022		7,821	7,692,071
Installed Building Products, Inc.†	5.75%	2/1/2028		8,443	8,937,422
Masonite International Corp.†	5.375%	2/1/2028		7,863	8,426,698
Masonite International Corp.†	5.75%	9/15/2026		10,191	10,735,403
Owens Corning, Inc.	4.30%	7/15/2047		10,610	11,550,467
Patrick Industries, Inc.†	7.50%	10/15/2027		16,228	17,977,946
PGT Innovations, Inc.†	6.75%	8/1/2026		18,738	20,069,522
Summit Materials LLC/Summit Materials Finance Corp.†	5.25%	1/15/2029		3,739	3,930,923
Summit Materials LLC/Summit Materials Finance Corp.†	6.50%	3/15/2027		8,778	9,401,765
TopBuild Corp.†	5.625%	5/1/2026		15,552	16,244,531
Vertical Holdco GmbH (Germany)†(a)	7.625%	7/15/2028		7,509	7,936,074
Vertical Midco GmbH†(g)	4.375%	7/15/2027	EUR	7,233	8,870,974
Vertical US Newco, Inc.†	5.25%	7/15/2027		$8,628	9,005,475
Total					205,760,095

Cable & Satellite Television 4.90%

Block Communications, Inc.†	4.875%	3/1/2028		17,926	18,326,557
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		53,449	57,489,744
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		47,613	50,772,361
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027		18,677	19,652,873
CSC Holdings LLC†	5.50%	4/15/2027		29,380	31,361,975
CSC Holdings LLC†	5.75%	1/15/2030		16,813	18,347,270
DISH DBS Corp.	7.75%	7/1/2026		92,468	105,992,832
LCPR Senior Secured Financing DAC (Ireland)†(a)	6.75%	10/15/2027		14,885	15,982,769
United Group BV(g)	3.625%	2/15/2028	EUR	8,703	10,076,170
United Group BV†(g)	3.625%	2/15/2028	EUR	8,851	10,247,521
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.50%	5/15/2029		$32,704	35,413,199
VTR Finance NV (Chile)†(a)	6.375%	7/15/2028		7,370	7,885,900
Ziggo BV (Netherlands)†(a)	5.50%	1/15/2027		21,116	22,232,086
Total					403,781,257

Chemicals 2.56%

Ashland LLC	6.875%	5/15/2043		10,374	12,960,186
Avient Corp.†	5.75%	5/15/2025		6,799	7,232,436
CF Industries, Inc.	5.15%	3/15/2034		29,328	34,821,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Chemours Co. (The)	5.375%	5/15/2027	$12,004	$12,100,692
Compass Minerals International, Inc.†	4.875%	7/15/2024	9,384	9,699,725
Element Solutions, Inc.†	3.875%	9/1/2028	5,428	5,553,930
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.†	9.00%	7/1/2028	15,265	16,467,119
Ingevity Corp.†	4.50%	2/1/2026	13,389	13,595,324
Minerals Technologies, Inc.†	5.00%	7/1/2028	7,655	7,999,475
Nouryon Holding BV (Netherlands)†(a)	8.00%	10/1/2026	15,478	16,628,712
SPCM SA (France)†(a)	4.875%	9/15/2025	7,381	7,690,153
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(a)	5.375%	9/1/2025	13,503	13,583,005
Tronox Finance plc (United Kingdom)†(a)	5.75%	10/1/2025	7,521	7,644,006
Tronox, Inc.†	6.50%	5/1/2025	6,514	6,998,479
Tronox, Inc.†	6.50%	4/15/2026	9,594	9,896,562
Univar Solutions USA, Inc.†	5.125%	12/1/2027	7,024	7,354,549
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023	19,894	20,667,029
Total				210,892,956

Consumer/Commercial/Lease Financing 2.05%

FirstCash, Inc.†	4.625%	9/1/2028	7,178	7,390,218
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	13,453	14,174,417
Navient Corp.	6.125%	3/25/2024	24,659	25,911,554
Navient Corp.	6.75%	6/25/2025	25,699	26,834,253
Navient Corp.	6.75%	6/15/2026	10,548	10,989,697
OneMain Finance Corp.	5.375%	11/15/2029	13,272	14,167,860
OneMain Finance Corp.	6.125%	3/15/2024	26,888	29,187,462
OneMain Finance Corp.	8.875%	6/1/2025	11,680	13,190,808
PRA Group, Inc.†	7.375%	9/1/2025	9,868	10,542,971
Quicken Loans LLC†	5.25%	1/15/2028	15,518	16,591,225
Total				168,980,465

Department Stores 0.09%

Nordstrom, Inc.†	8.75%	5/15/2025	7,087	7,824,014

Diversified Capital Goods 1.03%

Amsted Industries, Inc.†	4.625%	5/15/2030	11,566	12,065,304
Amsted Industries, Inc.†	5.625%	7/1/2027	8,381	8,934,649
Apex Tool Group LLC/BC Mountain Finance, Inc.†	9.00%	2/15/2023	12,899	11,914,097
BCD Acquisition, Inc.†	9.625%	9/15/2023	8,034	8,079,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

EnerSys†	4.375%	12/15/2027	$8,862	$9,144,476
Griffon Corp.	5.75%	3/1/2028	11,678	12,421,305
JB Poindexter & Co., Inc.†	7.125%	4/15/2026	9,888	10,544,959
Stevens Holding Co., Inc.†	6.125%	10/1/2026	11,022	11,915,443
Total				85,019,344

Electric: Generation 2.77%

AES Panama Generation Holdings SRL (Panama)†(a)	4.375%	5/31/2030	8,201	8,548,927
Calpine Corp.†	4.50%	2/15/2028	9,692	10,063,397
Calpine Corp.†	5.00%	2/1/2031	7,812	8,179,906
Clearway Energy Operating LLC†	4.75%	3/15/2028	8,671	9,091,023
Clearway Energy Operating LLC	5.00%	9/15/2026	6,200	6,528,724
DPL, Inc.†	4.125%	7/1/2025	15,322	16,183,863
Elwood Energy LLC	8.159%	7/5/2026	5,688	6,185,763
Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	9,417	9,840,765
Mong Duong Finance Holdings BV (Vietnam)†(a)	5.125%	5/7/2029	14,566	14,765,009
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	18,992	20,796,240
NRG Energy, Inc.†	4.45%	6/15/2029	5,503	6,079,868
NRG Energy, Inc.†	5.25%	6/15/2029	6,053	6,611,783
NRG Energy, Inc.	5.75%	1/15/2028	30,566	33,311,285
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	7,911	8,375,232
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	15,059	15,885,739
Terraform Global Operating LLC†	6.125%	3/1/2026	6,836	6,962,876
TerraForm Power Operating LLC†	4.75%	1/15/2030	20,087	21,537,482
TerraForm Power Operating LLC†	5.00%	1/31/2028	6,161	6,859,966
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026	14,946	12,502,479
Total				228,310,327

Electric: Integrated 0.55%

AES Corp. (The)	5.125%	9/1/2027	11,058	11,962,600
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	10,578	9,985,092
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	11,605	12,175,734
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	10,343	11,105,796
Total				45,229,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.75%

Amkor Technology, Inc.†	6.625%	9/15/2027	$7,220	$7,868,464
ON Semiconductor Corp.†	3.875%	9/1/2028	10,899	11,413,760
Qorvo, Inc.	4.375%	10/15/2029	22,061	23,698,368
Sensata Technologies BV†	5.625%	11/1/2024	16,949	18,536,189
Total				61,516,781

Energy: Exploration & Production 7.33%

Afren plc (United Kingdom)†(a)(i)	6.625%	12/9/2020	4,806	23,549
Afren plc (United Kingdom)†(a)(i)	10.25%	4/8/2019	3,367	85,849
Afren plc (United Kingdom)†(a)(i)	11.50%	2/1/2016	4,294	109,489
American Energy- Permian Basin LLC†(i)	12.00%	10/1/2024	3,744	93,600
Apache Corp.	4.375%	10/15/2028	17,008	16,922,091
Apache Corp.	4.625%	11/15/2025	7,920	8,118,000
Apache Corp.	4.75%	4/15/2043	24,459	23,100,303
Apache Corp.	5.10%	9/1/2040	9,777	9,528,322
Callon Petroleum Co.	6.375%	7/1/2026	10,209	3,073,522
Callon Petroleum Co.	8.25%	7/15/2025	9,423	2,861,247
Centennial Resource Production LLC†	5.375%	1/15/2026	17,375	7,359,355
Centennial Resource Production LLC†	6.875%	4/1/2027	17,516	7,232,444
Continental Resources, Inc.	4.50%	4/15/2023	12,768	12,871,165
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	12,261	12,169,042
Diamondback Energy, Inc.	3.50%	12/1/2029	15,990	16,291,743
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	8,790	8,808,415
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	13,223	13,551,129
Endeavor Energy Resources LP/EER Finance, Inc.†	6.625%	7/15/2025	5,379	5,619,388
EQT Corp.	7.875%	2/1/2025	19,287	22,167,031
EQT Corp.	8.75%	2/1/2030	5,776	6,973,365
HighPoint Operating Corp.	7.00%	10/15/2022	5,348	1,344,942
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	16,156	15,245,529
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	10,031	9,463,847
Indigo Natural Resources LLC†	6.875%	2/15/2026	16,563	16,987,924
Jagged Peak Energy LLC	5.875%	5/1/2026	21,396	21,887,359
Laredo Petroleum, Inc.	10.125%	1/15/2028	19,947	14,260,110
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	33,429	33,512,572
Matador Resources Co.	5.875%	9/15/2026	30,905	26,960,595
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	32,768	32,607,601
MEG Energy Corp. (Canada)†(a)	7.125%	2/1/2027	33,383	32,023,310
Murphy Oil Corp.	5.875%	12/1/2027	14,441	13,885,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Murphy Oil Corp.	6.875%	8/15/2024	$6,769	$6,890,199
Oasis Petroleum, Inc.†	6.25%	5/1/2026	16,982	3,110,338
Oasis Petroleum, Inc.	6.875%	3/15/2022	9,539	1,883,952
Occidental Petroleum Corp.	6.625%	9/1/2030	11,687	12,037,610
Occidental Petroleum Corp.	8.50%	7/15/2027	2,753	3,054,109
Occidental Petroleum Corp.	8.875%	7/15/2030	8,257	9,351,052
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	7,700	7,867,552
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	20,859	21,628,176
PDC Energy, Inc.	5.75%	5/15/2026	13,818	14,178,995
PDC Energy, Inc.	6.125%	9/15/2024	9,402	9,636,063
Range Resources Corp.	4.875%	5/15/2025	9,008	8,427,209
Range Resources Corp.	5.00%	3/15/2023	2,856	2,850,588
Rattler Midstream LP†	5.625%	7/15/2025	7,857	8,327,634
Seven Generations Energy Ltd. (Canada)†(a)	5.375%	9/30/2025	11,451	11,042,944
SM Energy Co.	6.625%	1/15/2027	8,047	3,966,407
SM Energy Co.	6.75%	9/15/2026	14,035	6,927,115
Southwestern Energy Co.	6.45%	1/23/2025	10,561	10,641,792
Southwestern Energy Co.	7.50%	4/1/2026	174	175,402
Southwestern Energy Co.	8.375%	9/15/2028	11,682	12,120,075
Viper Energy Partners LP†	5.375%	11/1/2027	19,033	19,636,156
WPX Energy, Inc.	5.25%	10/15/2027	12,111	12,067,279
WPX Energy, Inc.	5.75%	6/1/2026	22,963	23,487,130
Total				604,446,503

Environmental 0.09%

Waste Pro USA, Inc.†	5.50%	2/15/2026	7,542	7,769,203

Food & Drug Retailers 0.83%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	20,236	21,773,936
Fresh Market, Inc. (The)†	9.75%	5/1/2023	14,559	12,629,932
Murphy Oil USA, Inc.	5.625%	5/1/2027	8,668	9,218,938
Rite Aid Corp.†	7.50%	7/1/2025	12,836	12,858,784
Rite Aid Corp.†	8.00%	11/15/2026	11,757	11,962,748
Total				68,444,338

Food: Wholesale 3.94%

Arcor SAIC (Argentina)(a)	6.00%	7/6/2023	663	655,753
Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	12,126	11,993,463
BRF SA (Brazil)†(a)	4.875%	1/24/2030	7,790	8,091,863
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	18,678	19,716,777

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(a)	5.625%	8/15/2026	$24,709	$24,628,449
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	8,247	9,102,626
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	19,817	21,993,105
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	8,296	8,677,616
Kraft Heinz Foods Co.†	3.75%	4/1/2030	16,650	17,801,433
Kraft Heinz Foods Co.	4.375%	6/1/2046	43,764	44,759,817
Kraft Heinz Foods Co.	4.625%	1/30/2029	16,768	18,995,777
Kraft Heinz Foods Co.†	4.875%	10/1/2049	35,462	38,985,407
Kraft Heinz Foods Co.	5.00%	7/15/2035	5,171	5,986,663
Kraft Heinz Foods Co.	5.00%	6/4/2042	27,350	30,212,160
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026	8,251	8,651,957
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026	15,307	15,875,655
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%	1/19/2028	15,123	16,106,146
NBM US Holdings, Inc.†	7.00%	5/14/2026	11,022	11,765,875
Post Holdings, Inc.†	5.75%	3/1/2027	9,765	10,341,770
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(a)	6.50%	10/31/2024	1,845	19,369
Total				324,361,681

Forestry/Paper 0.48%

Boise Cascade Co.†	4.875%	7/1/2030	6,455	7,019,813
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	19,540	20,842,634
Norbord, Inc. (Canada)†(a)	5.75%	7/15/2027	4,778	5,117,525
Norbord, Inc. (Canada)†(a)	6.25%	4/15/2023	6,409	6,864,968
Total				39,844,940

Gaming 3.77%

Boyd Gaming Corp.	4.75%	12/1/2027	19,273	19,240,429
Boyd Gaming Corp.	6.00%	8/15/2026	9,927	10,446,281
Buena Vista Gaming Authority†	13.00%	4/1/2023	14,710	14,175,218
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	8,835	8,469,982
Churchill Downs, Inc.†	4.75%	1/15/2028	18,786	19,205,210
Colt Merger Sub, Inc.†	5.75%	7/1/2025	7,681	8,055,449
Colt Merger Sub, Inc.†	8.125%	7/1/2027	16,913	17,949,851
Enterprise Development Authority (The)†	12.00%	7/15/2024	13,087	14,377,967
International Game Technology PLC†	5.25%	1/15/2029	7,862	8,071,168
Melco Resorts Finance Ltd. (Hong Kong)†(a)	5.75%	7/21/2028	12,247	12,799,315
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	7,226,388
MGM Resorts International	4.625%	9/1/2026	17,981	18,347,902
MGM Resorts International	5.50%	4/15/2027	9,882	10,464,099

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Gaming (continued)

Mohegan Gaming & Entertainment†	7.875%	10/15/2024		$13,554	$12,867,829
Penn National Gaming, Inc.†	5.625%	1/15/2027		24,436	25,324,249
Scientific Games International, Inc.†	7.25%	11/15/2029		13,193	13,086,269
Scientific Games International, Inc.†	8.625%	7/1/2025		7,694	8,035,075
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026		9,060	9,674,947
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025		13,217	12,868,666
Twin River Worldwide Holdings, Inc.†	6.75%	6/1/2027		11,177	11,105,020
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		11,441	11,164,986
Wynn Macau Ltd. (Macau)†(a)	5.125%	12/15/2029		23,024	22,661,948
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027		14,771	14,887,765
Total					310,506,013

Gas Distribution 1.47%

Buckeye Partners LP	3.95%	12/1/2026		10,675	10,613,886
Buckeye Partners LP	4.125%	12/1/2027		14,254	14,298,544
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078		17,697	12,552,394
EQM Midstream Partners LP†	6.50%	7/1/2027		8,233	9,026,785
LBC Tank Terminals Holding Netherlands BV (Belgium)†(a)	6.875%	5/15/2023		7,386	7,431,387
National Fuel Gas Co.	5.50%	1/15/2026		2,908	3,186,315
NGPL PipeCo LLC†	4.875%	8/15/2027		7,465	8,177,335
Oleoducto Central SA (Colombia)†(a)	4.00%	7/14/2027		7,553	7,875,891
Plains All American Pipeline LP	6.125%(3 Mo. LIBOR + 4.11%) #	—	(h)	11,048	7,744,736
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	4.875%	2/1/2031		9,368	9,462,148
Western Midstream Operating LP	3.95%	6/1/2025		3,010	3,016,592
Western Midstream Operating LP	4.10%	2/1/2025		2,906	2,903,704
Western Midstream Operating LP	5.05%	2/1/2030		23,832	24,464,382
Total					120,754,099

Health Facilities 4.09%

Acadia Healthcare Co., Inc.†	5.50%	7/1/2028		6,640	6,955,400
Acadia Healthcare Co., Inc.	6.50%	3/1/2024		3,986	4,120,109
AHP Health Partners, Inc.†	9.75%	7/15/2026		8,449	9,260,611
Encompass Health Corp.	4.50%	2/1/2028		18,101	18,590,813
HCA, Inc.	5.50%	6/15/2047		15,857	20,088,424
HCA, Inc.	5.875%	2/1/2029		33,179	40,358,272
HCA, Inc.	7.50%	12/15/2023		10,647	12,257,359

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

HCA, Inc.	7.69%	6/15/2025	$3,765	$4,531,723
HCA, Inc.	8.36%	4/15/2024	12,701	14,637,902
LifePoint Health, Inc.†	4.375%	2/15/2027	15,977	15,937,057
LifePoint Health, Inc.†	6.75%	4/15/2025	6,277	6,794,852
MEDNAX, Inc.†	6.25%	1/15/2027	15,581	16,535,648
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	9,013	9,547,246
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028	12,824	13,158,386
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	10,757	11,691,192
Select Medical Corp.†	6.25%	8/15/2026	27,976	30,096,861
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	8,700	9,442,110
Tenet Healthcare Corp.†	4.875%	1/1/2026	10,029	10,442,596
Tenet Healthcare Corp.	5.125%	5/1/2025	19,536	19,951,140
Tenet Healthcare Corp.†	6.25%	2/1/2027	46,868	49,276,781
Tenet Healthcare Corp.	6.75%	6/15/2023	12,711	13,549,926
Total				337,224,408

Health Services 1.64%

Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	17,771	17,595,156
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	12,351	13,051,178
Charles River Laboratories International, Inc.†	4.25%	5/1/2028	3,238	3,413,467
DaVita, Inc.†	3.75%	2/15/2031	11,576	11,454,684
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	19,519	18,820,025
Radiology Partners, Inc.†	9.25%	2/1/2028	18,320	19,510,800
Service Corp. International	3.375%	8/15/2030	8,543	8,719,199
Service Corp. International	5.125%	6/1/2029	12,941	14,358,816
US Renal Care, Inc.†	10.625%	7/15/2027	10,650	11,533,258
Verscend Escrow Corp.†	9.75%	8/15/2026	7,025	7,641,268
West Street Merger Sub, Inc.†	6.375%	9/1/2025	8,374	8,633,175
Total				134,731,026

Hotels 1.34%

ESH Hospitality, Inc.†	4.625%	10/1/2027	23,242	23,270,588
ESH Hospitality, Inc.†	5.25%	5/1/2025	8,149	8,283,255
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	12,282	12,677,235
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	20,202	20,931,090
Host Hotels & Resorts LP	3.50%	9/15/2030	9,339	9,229,636
Marriott Ownership Resorts, Inc./ILG LLC	6.50%	9/15/2026	7,328	7,624,564
Wyndham Destinations, Inc.†	6.625%	7/31/2026	15,168	16,097,040
Wyndham Hotels & Resorts, Inc.†	5.375%	4/15/2026	11,571	12,026,608
Total				110,140,016

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Insurance Brokerage 0.43%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025		$11,946	$12,147,589
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer†	6.75%	10/15/2027		7,410	7,867,123
Ardonagh Midco 2 plc (United Kingdom)†(a)	11.50%	1/15/2027		10,542	10,489,290
HUB International Ltd.†	7.00%	5/1/2026		4,894	5,082,443
Total					35,586,445

Integrated Energy 1.77%

Cenovus Energy, Inc. (Canada)(a)	5.375%	7/15/2025		15,889	16,184,144
Cenovus Energy, Inc. (Canada)(a)	5.40%	6/15/2047		27,835	24,901,738
Hess Corp.	5.60%	2/15/2041		9,741	11,124,619
New Fortress Energy, Inc.†(j)	6.75%	9/15/2025		16,916	17,172,954
Occidental Petroleum Corp.	2.70%	8/15/2022		43,512	42,859,320
Occidental Petroleum Corp.	2.70%	2/15/2023		11,783	11,366,118
Occidental Petroleum Corp.	3.125%	2/15/2022		11,159	11,032,903
Petrobras Global Finance BV (Netherlands)(a)	5.60%	1/3/2031		10,792	11,567,891
Total					146,209,687

Investments & Miscellaneous Financial Services 0.79%

Advisor Group Holdings, Inc.†	10.75%	8/1/2027		8,113	8,299,072
AG Issuer LLC†	6.25%	3/1/2028		7,113	7,237,477
Fairstone Financial, Inc. (Canada)†(a)	7.875%	7/15/2024		11,285	11,855,118
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		9,374	5,573,312
Intrum AB (Sweden)†(a)(g)	4.875%	8/15/2025	EUR	12,000	14,570,806
LHC3 plc PIK 4.88%(g)	4.125%	8/15/2024	EUR	7,790	9,307,611
Muthoot Finance Ltd. (India)†(a)	4.40%	9/2/2023		$8,507	8,433,261
Total					65,276,657

Machinery 0.57%

Clark Equipment Co.†	5.875%	6/1/2025		8,883	9,377,117
Hillenbrand, Inc.	5.75%	6/15/2025		7,476	8,026,570
Itron, Inc.†	5.00%	1/15/2026		11,544	11,931,417
Mueller Water Products, Inc.†	5.50%	6/15/2026		16,808	17,582,176
Total					46,917,280

Managed Care 0.60%

Centene Corp.	3.375%	2/15/2030		22,547	23,484,166
Centene Corp.	4.625%	12/15/2029		23,784	26,094,259
Total					49,578,425

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content 4.31%

AMC Networks, Inc.	4.75%	8/1/2025		$33,190	$34,401,601
AMC Networks, Inc.	5.00%	4/1/2024		6,341	6,471,783
Banijay Entertainment SASU (France)†(a)	5.375%	3/1/2025		7,750	7,861,406
Belo Corp.	7.25%	9/15/2027		11,082	12,229,652
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		25,030	19,583,848
EW Scripps Co. (The)†	5.125%	5/15/2025		12,511	12,431,493
Gray Television, Inc.†	5.875%	7/15/2026		7,467	7,761,947
Gray Television, Inc.†	7.00%	5/15/2027		17,046	18,538,377
Netflix, Inc.(g)	3.625%	5/15/2027	EUR	25,266	33,250,275
Netflix, Inc.†(g)	3.625%	6/15/2030	EUR	11,539	15,232,366
Netflix, Inc.(g)	3.875%	11/15/2029	EUR	3,771	5,067,886
Netflix, Inc.†(g)	3.875%	11/15/2029	EUR	8,134	10,931,367
Netflix, Inc.(g)	4.625%	5/15/2029	EUR	31,656	44,533,621
Netflix, Inc.	4.875%	4/15/2028		$25,360	29,395,537
Netflix, Inc.†	4.875%	6/15/2030		26,288	30,513,796
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		30,255	31,966,374
Sirius XM Radio, Inc.†	4.125%	7/1/2030		4,222	4,448,933
Sirius XM Radio, Inc.†	5.00%	8/1/2027		14,236	15,120,696
Sirius XM Radio, Inc.†	5.50%	7/1/2029		6,408	7,051,812
Univision Communications, Inc.†	5.125%	2/15/2025		8,236	8,308,065
Total					355,100,835

Medical Products 0.09%

Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA†	7.25%	2/1/2028		7,139	7,402,251

Metals/Mining (Excluding Steel) 3.60%

Alcoa Nederland Holding BV (Netherlands)†(a)	5.50%	12/15/2027		8,837	9,575,552
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026		14,018	14,470,992
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022		9,650	9,734,389
Coeur Mining, Inc.	5.875%	6/1/2024		16,649	16,832,056
Compass Minerals International, Inc.†	6.75%	12/1/2027		11,682	12,789,687
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.50%	9/15/2027		38,802	41,971,735

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Freeport-McMoRan, Inc.	4.125%	3/1/2028	$27,491	$28,792,287
Freeport-McMoRan, Inc.	4.25%	3/1/2030	27,788	29,220,749
Freeport-McMoRan, Inc.	4.375%	8/1/2028	6,504	6,845,395
Freeport-McMoRan, Inc.	4.625%	8/1/2030	9,029	9,665,680
Freeport-McMoRan, Inc.	5.25%	9/1/2029	22,564	24,745,713
Hecla Mining Co.	7.25%	2/15/2028	25,239	27,857,546
Kaiser Aluminum Corp.†	6.50%	5/1/2025	7,586	8,041,463
Mirabela Nickel Ltd. (Australia)(a)	1.00%	9/10/2044	51	5	(b)
New Gold, Inc. (Canada)†(a)	7.50%	7/15/2027	14,607	15,903,371
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027	10,415	11,025,007
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	12,588	12,469,862
Warrior Met Coal, Inc.†	8.00%	11/1/2024	16,387	16,829,941
Total				296,771,430

Oil Field Equipment & Services 0.43%

ChampionX Corp	6.375%	5/1/2026	13,196	12,517,198
Oceaneering International, Inc.	4.65%	11/15/2024	18,829	12,933,169
Oceaneering International, Inc.	6.00%	2/1/2028	15,432	9,823,703
Total				35,274,070

Oil Refining & Marketing 0.38%

Citgo Holding, Inc.†	9.25%	8/1/2024	15,167	15,015,330
CITGO Petroleum Corp.†	7.00%	6/15/2025	7,990	8,044,931
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	7,186	7,878,910
Total				30,939,171

Packaging 1.12%

Ball Corp.	2.875%	8/15/2030	11,274	11,263,290
Ball Corp.	4.875%	3/15/2026	7,595	8,519,084
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada)†(a)(j)	6.00%	9/15/2028	8,726	8,922,335
Intertape Polymer Group, Inc. (Canada)†(a)	7.00%	10/15/2026	13,553	14,278,899
Pactiv LLC	7.95%	12/15/2025	9,754	10,813,723
Sealed Air Corp.†	6.875%	7/15/2033	14,508	18,538,322
Silgan Holdings, Inc.	4.125%	2/1/2028	1,505	1,563,319
Trident TPI Holdings, Inc.†	9.25%	8/1/2024	8,090	8,741,407
Trivium Packaging Finance BV (Netherlands)†(a)	5.50%	8/15/2026	9,151	9,673,705
Total				92,314,084

Personal & Household Products 1.04%

Central Garden & Pet Co.	5.125%	2/1/2028	5,545	5,897,440

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Personal & Household Products (continued)

Diamond BC BV(g)	5.625%	8/15/2025	EUR	14,035	$16,893,378
Dometic Group AB(g)	3.00%	5/8/2026	EUR	10,408	12,486,217
Mattel, Inc.	5.45%	11/1/2041		$9,276	8,492,595
Mattel, Inc.†	5.875%	12/15/2027		7,955	8,671,746
Newell Brands, Inc.	5.875%	4/1/2036		22,651	25,599,707
Revlon Consumer Products Corp.	5.75%	2/15/2021		2,197	592,498
Scotts Miracle-Gro Co. (The)	4.50%	10/15/2029		6,714	7,204,760
Total					85,838,341

Pharmaceuticals 0.38%

Emergent BioSolutions, Inc.†	3.875%	8/15/2028		8,513	8,663,680
Horizon Therapeutics USA, Inc.†	5.50%	8/1/2027		20,544	22,405,287
Total					31,068,967

Rail 0.29%

Kansas City Southern	3.50%	5/1/2050		2,359	2,437,008
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.875%	1/18/2025		9,224	9,778,501
Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027		11,131	11,784,946
Total					24,000,455

Real Estate Development & Management 0.81%

Forestar Group, Inc.†	5.00%	3/1/2028		13,638	13,811,544
Howard Hughes Corp. (The)†	5.375%	8/1/2028		8,370	8,522,208
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024		20,614	20,021,348
Ronshine China Holdings Ltd. (China)(a)	8.10%	6/9/2023		12,064	12,576,720
Sunac China Holdings Ltd. (China)(a)	7.875%	2/15/2022		11,671	12,050,233
Total					66,982,053

Real Estate Investment Trusts 0.38%

American Homes 4 Rent LP	4.25%	2/15/2028		1,248	1,422,432
American Homes 4 Rent LP	4.90%	2/15/2029		5,308	6,351,513
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		12,765	12,892,650
Service Properties Trust	4.35%	10/1/2024		11,556	10,887,948
Total					31,554,543

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Recreation & Travel 1.54%

Boyne USA, Inc.†	7.25%	5/1/2025		$9,614	$10,225,883
Carnival Corp.†	9.875%	8/1/2027		12,515	12,605,108
Carnival Corp.†	11.50%	4/1/2023		21,336	23,832,205
Inter Media & Communication SpA†(g)	4.875%	12/31/2022	EUR	7,503	8,684,657
LTF Merger Sub, Inc.†	8.50%	6/15/2023		$150	138,547
Merlin Entertainments Ltd. (United Kingdom)†(a)	5.75%	6/15/2026		14,336	13,992,796
Motion Finco Sarl†(g)	7.00%	5/15/2025	EUR	7,300	8,993,707
NCL Corp. Ltd.†	12.25%	5/15/2024		$8,039	8,968,509
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		7,692	8,105,445
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		10,655	12,363,757
Vail Resorts, Inc.†	6.25%	5/15/2025		10,278	11,023,155
Viking Cruises Ltd.†	13.00%	5/15/2025		7,145	7,948,813
Total					126,882,582

Restaurants 0.80%

1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	4.375%	1/15/2028		7,449	7,666,436
IRB Holding Corp.†	6.75%	2/15/2026		12,027	12,251,304
IRB Holding Corp.†	7.00%	6/15/2025		5,834	6,238,150
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		11,882	12,510,617
Wendy’s International LLC	7.00%	12/15/2025		8,091	8,993,673
Yum! Brands, Inc.	5.35%	11/1/2043		16,487	17,970,830
Total					65,631,010

Software/Services 2.54%

Banff Merger Sub, Inc.†	9.75%	9/1/2026		14,681	15,675,638
BY Crown Parent LLC/BY Bond Finance, Inc.†	4.25%	1/31/2026		14,917	15,260,464
Castle US Holding Corp.†	9.50%	2/15/2028		8,793	8,373,970
Fair Isaac Corp.†	4.00%	6/15/2028		18,635	19,333,812
Fair Isaac Corp.†	5.25%	5/15/2026		9,983	11,499,018
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		11,212	11,937,585
GrubHub Holdings, Inc.†	5.50%	7/1/2027		27,402	28,703,595
Logan Merger Sub, Inc.†	5.50%	9/1/2027		19,205	19,817,159
Match Group Holdings II LLC†	4.125%	8/1/2030		15,844	16,623,842
Match Group Holdings II LLC†	5.00%	12/15/2027		11,829	12,654,782

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)

PTC, Inc.†	3.625%	2/15/2025		$11,093	$11,342,592
PTC, Inc.†	4.00%	2/15/2028		9,121	9,465,774
VeriSign, Inc.	5.25%	4/1/2025		6,991	7,848,132
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025		6,930	7,205,987
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		13,316	13,347,892
Total					209,090,242

Specialty Retail 2.76%

Asbury Automotive Group, Inc.†	4.50%	3/1/2028		7,210	7,394,756
Carvana Co.†	8.875%	10/1/2023		14,781	15,523,006
CD&R Smokey Buyer, Inc.†	6.75%	7/15/2025		7,880	8,441,450
Dutch Lion BV PIK 12.00%(g)†	11.25%	6/15/2020	EUR	9,153	1,092	(b)
eG Global Finance plc (United Kingdom)†(a)	8.50%	10/30/2025		$7,364	7,894,061
Gap, Inc. (The)†	8.625%	5/15/2025		8,689	9,719,950
Gap, Inc. (The)†	8.875%	5/15/2027		7,145	8,064,919
Group 1 Automotive, Inc.†	4.00%	8/15/2028		8,136	8,132,705
KGA Escrow LLC†	7.50%	8/15/2023		4,663	4,831,544
L Brands, Inc.†	6.875%	7/1/2025		7,538	8,167,348
Lithia Motors, Inc.†	4.625%	12/15/2027		11,709	12,382,267
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		15,773	12,838,985
Murphy Oil USA, Inc.	4.75%	9/15/2029		18,673	20,230,235
Penske Automotive Group, Inc.	3.50%	9/1/2025		9,206	9,289,729
PetSmart, Inc.†	5.875%	6/1/2025		13,728	14,157,000
PetSmart, Inc.†	7.125%	3/15/2023		8,748	8,824,064
PetSmart, Inc.†	8.875%	6/1/2025		10,494	10,905,889
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025		12,313	12,519,551
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025		12,410	13,829,394
Sonic Automotive, Inc.	6.125%	3/15/2027		8,561	8,987,423
William Carter Co. (The)†	5.50%	5/15/2025		12,051	12,871,854
William Carter Co. (The)†	5.625%	3/15/2027		12,004	12,787,681
Total					227,794,903

Steel Producers/Products 0.21%

CSN Islands XI Corp. (Brazil)†(a)	6.75%	1/28/2028		9,088	8,729,206
CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026		8,693	8,720,252
Total					17,449,458

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 2.77%

Ahern Rentals, Inc.†	7.375%	5/15/2023	$9,694	$4,058,345
Algeco Global Finance plc (United Kingdom)†(a)	8.00%	2/15/2023	6,975	7,136,227
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027	10,311	11,437,374
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.25%	3/15/2025	2,075	1,987,642
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	6.375%	4/1/2024	8,025	7,893,751
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	11,269	11,832,450
Garda World Security Corp. (Canada)†(a)	4.625%	2/15/2027	17,955	18,493,650
Garda World Security Corp. (Canada)†(a)	9.50%	11/1/2027	7,676	8,341,432
H&E Equipment Services, Inc.	5.625%	9/1/2025	7,290	7,572,487
MasTec, Inc.†	4.50%	8/15/2028	10,806	11,035,627
Picasso Finance Sub, Inc.†	6.125%	6/15/2025	5,908	6,330,127
Pike Corp.†	5.50%	9/1/2028	8,538	8,623,380
Presidio Holdings, Inc.†	4.875%	2/1/2027	8,019	8,233,268
Presidio Holdings, Inc.†	8.25%	2/1/2028	7,488	7,848,360
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027	18,479	18,458,858
Ritchie Bros Auctioneers, Inc. (Canada)†(a)	5.375%	1/15/2025	2,397	2,481,147
Sabre GLBL, Inc.†	9.25%	4/15/2025	10,290	11,466,919
Uber Technologies, Inc.†	7.50%	9/15/2027	8,199	8,605,670
Uber Technologies, Inc.†	8.00%	11/1/2026	18,758	19,894,547
United Rentals North America, Inc.	4.875%	1/15/2028	30,628	32,602,587
WeWork Cos., Inc.†	7.875%	5/1/2025	12,005	8,020,721
Williams Scotsman International, Inc.†	4.625%	8/15/2028	5,800	5,872,500
Total				228,227,069

Technology Hardware & Equipment 0.64%

CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	9,845	10,284,481
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	8,825	9,815,959
Western Digital Corp.	4.75%	2/15/2026	29,803	32,288,272
Total				52,388,712

Telecommunications: Satellite 0.39%

Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(a)	6.75%	10/1/2026	23,028	23,812,103
Hughes Satellite Systems Corp.	5.25%	8/1/2026	7,287	8,005,207
Total				31,817,310

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless 1.67%

Millicom International Cellular SA (Luxembourg)†(a)	6.25%	3/25/2029	$7,307	$8,112,122
Sprint Capital Corp.	6.875%	11/15/2028	89,380	114,506,059
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(a)	6.20%	2/11/2025	15,200	15,352,000
Total				137,970,181

Telecommunications: Wireline Integrated & Services 1.73%

Altice France Holding SA (Luxembourg)†(a)	6.00%	2/15/2028	7,398	7,411,723
Altice France Holding SA (Luxembourg)†(a)	10.50%	5/15/2027	10,467	12,017,424
Altice France SA (France)†(a)	8.125%	2/1/2027	41,484	46,302,159
Consolidated Communications, Inc.	6.50%	10/1/2022	8,038	7,882,264
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	10.75%	6/1/2028	10,969	12,230,435
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027	9,199	9,762,439
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023	12,027	11,936,797
VTR Comunicaciones SpA (Chile)†(a)	5.125%	1/15/2028	7,199	7,540,953
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028	8,181	8,203,171
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	7,445	7,370,959
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	11,539	11,933,865
Total				142,592,189

Theaters & Entertainment 0.11%

Cinemark USA, Inc.	4.875%	6/1/2023	10,064	9,285,046

Transportation: Infrastructure/Services 0.86%

Golar LNG Partners LP (United Kingdom)†(a)	8.38%(3 Mo. LIBOR + 8.10%) #	11/15/2022	5,035	4,279,824
Rumo Luxembourg Sarl (Luxembourg)†(a)	5.25%	1/10/2028	8,058	8,517,306
Stena AB (Sweden)†(a)	7.00%	2/1/2024	8,347	8,332,727
Stena International SA (Luxembourg)†(a)	6.125%	2/1/2025	9,586	9,136,656
TransJamaican Highway Ltd. (Jamaica)†(a)	5.75%	10/10/2036	12,775	12,751,047
XPO CNW, Inc.	6.70%	5/1/2034	16,239	17,327,419
XPO Logistics, Inc.†	6.25%	5/1/2025	10,111	10,812,450
Total				71,157,429
Total High Yield Corporate Bonds (cost $6,836,312,680)				7,158,547,118

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCKS 0.07%

Energy: Exploration & Production 0.00%

Templar Energy LLC	Zero Coupon		220	$—	(c)

Transportation: Infrastructure/Services 0.07%

ACBL Holdings Corp. Series A	Zero Coupon		83	2,170,980	(b)
ACBL Holdings Corp. Series B	Zero Coupon		102	3,315,455	(b)
Total				5,486,435
Total Preferred Stocks (cost $6,531,418)				5,486,435

	Exercise Price	Expiration Date
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc.* (cost $754,851)	$35.05	5/15/2022	129	1,294	(c)
Total Long-Term Investments (cost $7,737,647,808)				8,111,028,715

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.02%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $1,262,800 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $1,325,381; proceeds: $1,299,290 (cost $1,299,290)			$1,299	1,299,290
Total Investments in Securities 98.44% (cost $7,738,947,098)				8,112,328,005
Less Unfunded Loan Commitments (0.08)% (cost $5,694,128)				(6,150,289)
Net Investments 98.36% (cost $7,733,252,970)				8,106,177,716
Foreign Cash and Other Assets in Excess Liabilities(k) 1.64%				134,980,632
Net Assets 100.00%				$8,241,158,348

EUR	Euro.
GBP	British pound.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $4,429,380,765, which represents 53.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2020.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Securities purchased on a when-issued basis.
(k)	Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at August 31, 2020 (1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$ 227,850,000	$241,025,873	$9,372,626	$3,803,247

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $3,803,247. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	9/8/2020	3,700,000	$4,665,032	$4,946,134	$281,102
British pound	Buy	State Street Bank and Trust	9/8/2020	6,916,000	8,594,070	9,245,260	651,190
British pound	Buy	Toronto Dominion Bank	9/8/2020	200,000	263,052	267,359	4,307
Euro	Buy	Citibank	9/4/2020	2,942,865	3,480,089	3,512,011	31,922
Euro	Buy	Citibank	9/4/2020	2,006,015	2,372,216	2,393,976	21,760
Euro	Buy	J.P. Morgan	9/4/2020	5,541,573	6,547,294	6,613,306	66,012
Euro	Buy	Standard Chartered Bank	9/4/2020	4,750,000	5,350,647	5,668,644	317,997
Euro	Buy	State Street Bank and Trust	9/4/2020	1,451,000	1,632,099	1,731,622	99,523
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,473,813

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Morgan Stanley	9/8/2020	32,255,000	$40,642,300	$43,118,256	$(2,475,956)
Euro	Sell	Bank of America	9/4/2020	121,921,000	137,852,539	145,500,368	(7,647,829)
Euro	Sell	Bank of America	9/4/2020	1,672,000	1,881,895	1,995,363	(113,468)
Euro	Sell	Bank of America	9/4/2020	7,489,000	8,578,949	8,937,363	(358,414)
Euro	Sell	Goldman Sachs	9/4/2020	5,700,000	6,195,683	6,802,373	(606,690)
Euro	Sell	J.P. Morgan	9/4/2020	3,700,000	4,023,162	4,415,575	(392,413)
Euro	Sell	Morgan Stanley	9/4/2020	5,100,000	5,530,464	6,086,334	(555,870)
Euro	Sell	Morgan Stanley	9/4/2020	1,082,000	1,218,116	1,291,257	(73,141)
Euro	Sell	Morgan Stanley	9/4/2020	4,841,000	5,499,997	5,777,243	(277,246)
Euro	Sell	Morgan Stanley	9/4/2020	3,233,000	3,642,735	3,858,258	(215,523)
Euro	Sell	Morgan Stanley	9/4/2020	7,567,000	8,923,984	9,030,448	(106,464)
Euro	Sell	Morgan Stanley	9/4/2020	1,378,000	1,637,210	1,644,503	(7,293)
Euro	Sell	Morgan Stanley	9/4/2020	5,544,000	6,564,798	6,616,203	(51,405)
Euro	Sell	Morgan Stanley	9/4/2020	2,371,000	2,814,297	2,829,548	(15,251)
Euro	Sell	Standard Chartered Bank	9/4/2020	2,025,000	2,385,012	2,416,632	(31,620)
Euro	Sell	State Street Bank and Trust	9/4/2020	22,206,000	25,624,658	26,500,612	(875,954)
Euro	Sell	State Street Bank and Trust	9/4/2020	11,944,857	13,911,572	14,254,977	(343,405)
Euro	Sell	Toronto Dominion Bank	9/4/2020	483,189	574,319	576,637	(2,318)
Euro	Sell	Toronto Dominion Bank	9/4/2020	459,717	546,421	548,626	(2,205)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(14,152,465)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2020	9,980	Long	$2,203,817,233	$2,205,034,214	$1,216,981
U.S. Long Bond	December 2020	1,774	Long	310,079,003	311,725,062	1,646,059
Total Unrealized Appreciation on Open Futures Contracts						$2,863,040

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	September 2020	30	Short	EUR	(4,021,750)	EUR	(4,038,900)	$(20,466)
Euro-Bund	September 2020	291	Short		(50,502,535)		(51,087,960)	(698,617)
U.S. 10-Year Treasury Note	December 2020	84	Short		$(11,687,662)		$(11,697,000)	(9,338)
U.S. 10-Year Ultra Treasury Bond	December 2020	1,905	Short		(302,366,991)		(303,728,438)	(1,361,447)
U.S. 5-Year Treasury Note	December 2020	1,128	Short		(141,896,907)		(142,163,250)	(266,343)
U.S. Ultra Treasury Bond	December 2020	773	Short		(168,645,742)		(170,760,531)	(2,114,789)
Total Unrealized Depreciation on Open Futures Contracts								$(4,471,000)

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Energy: Exploration & Production	$—	$7,623	$4,686	$12,309
Food & Drug Retailers	—	—	197	197
Investments & Miscellaneous Financial Services	—	—	48,812	48,812
Personal & Household Products	16,725,979	212,456	6,669,418	23,607,853
Specialty Retail	17,632,799	2,838,336	—	20,471,135
Transportation: Infrastructure/Services	—	—	2,119,391	2,119,391
Remaining Industries	291,618,389	—	—	291,618,389
Convertible Bonds	—	245,067,049	—	245,067,049
Convertible Preferred Stock	8,150,097	—	—	8,150,097
Floating Rate Loans
Consumer Cyclicals	—	—	1,051,087	1,051,087
Electric: Generation	—	14,769,660	5,848,686	20,618,346
Energy: Exploration & Production	—	—	324,463	324,463
Food & Drug Retailers	—	—	310	310
Food: Wholesale	—	15,326,778	9,001,069	24,327,847
Oil Field Equipment & Services	—	—	10,539,067	10,539,067
Personal & Household Products	—	12,349,013	667,642	13,016,655
Specialty Retail	—	13,094,111	5,418,759	18,512,870
Support: Services	—	58,411,098	16,565,329	74,976,427
Transportation: Infrastructure/Services	—	—	7,889,405	7,889,405
Unfunded Commitments	—	(6,150,289)	—	(6,150,289)
Remaining Industries	—	184,642,159	—	184,642,159
High Yield Corporate Bonds
Automakers	—	211,662,221	850	211,663,071
Banking	—	172,262,322	1,000	172,263,322
Metals/Mining (Excluding Steel)	—	296,771,425	5	296,771,430
Specialty Retail	—	227,793,811	1,092	227,794,903
Remaining Industries	—	6,250,054,392	—	6,250,054,392
Preferred Stocks	—	—	5,486,435	5,486,435
Warrant	—	—	1,294	1,294

See Notes to Schedule of Investments

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND August 31, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Short-Term Investment
Repurchase Agreement	$—	$1,299,290	$—	$1,299,290
Total	$334,127,264	$7,700,411,455	$71,638,997	$8,106,177,716
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$3,803,247	$—	$3,803,247
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	1,473,813	—	1,473,813
Liabilities	—	(14,152,465)	—	(14,152,465)
Futures Contracts
Assets	2,863,040	—	—	2,863,040
Liabilities	(4,471,000)	—	—	(4,471,000)
Total	$(1,607,960)	$(8,875,405)	$—	$(10,483,365)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Preferred Stock	Warrant
Balance as of December 1, 2019	$49,009	$77,069,847	$2,619,355	$—	$1,294
Accrued Discounts (Premiums)	—	416,015	86	—	—
Realized Gain (Loss)	—	(361,969)	1,235,890	—	—
Change in Unrealized Appreciation (Depreciation)	(285,181)	(8,039,211)	(10,576,366)	868,485	—
Purchases	680,387	32,177,572	606,792	4,617,950	—
Sales	—	(29,605,813)	(2,409,563)	—	—
Transfers into Level 3	8,398,289	8,142,761	8,526,753	—	—
Transfers out of Level 3	—	(22,493,385)	—	—	—
Balance as of August 31, 2020	$8,842,504	$57,305,817	$2,947	$5,486,435	$1,294
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$(285,181)	$(7,157,804)	$(9,102,451)	$868,485	$—

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.67%

ASSET-BACKED SECURITIES 5.61%

Automobiles 0.65%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$33	$33,121
ACC Trust 2018-1 C†	6.81%	2/21/2023	870	868,969
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	473	474,628
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	2,500	2,540,481
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	432	439,106
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	459	461,683
Flagship Credit Auto Trust 2019-1 D†	4.08%	2/18/2025	4,000	4,180,331
Foursight Capital Automobile Receivables Trust 2018-1 D†	4.19%	11/15/2023	3,500	3,621,788
Westlake Automobile Receivables Trust 2020-1A C†	2.52%	4/15/2025	5,846	5,975,740
Total				18,595,847

Credit Cards 0.46%

Perimeter Master Note Business Trust 2019-2A A†	4.23%	5/15/2024	2,831	2,891,083
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	1,844	1,887,866
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	4,424	4,469,549
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	3,684	3,690,575
Total				12,939,073

Other 4.50%

ALM VII Ltd. 2012-7A A2R2†	2.125%(3 Mo. LIBOR +1.85%) #	7/15/2029	5,883	5,866,037
AMMC CLO XIV Ltd. 2014-14A A2LR†	1.945%(3 Mo. LIBOR +1.70%) #	7/25/2029	2,350	2,327,020
Apex Credit CLO Ltd. 2016-1A B1R†	2.095%(3 Mo. LIBOR + 1.85%) #	10/27/2028	796	787,628
Apex Credit CLO Ltd. 2017-1A B†	2.214%(3 Mo. LIBOR + 1.95%) #	4/24/2029	876	867,982
Avery Point IV CLO Ltd. 2014-1A BR†	1.845%(3 Mo. LIBOR + 1.60%) #	4/25/2026	1,294	1,292,296
Avery Point V CLO Ltd. 2014-5A AR†	1.253%(3 Mo. LIBOR + .98%) #	7/17/2026	336	335,923
Benefit Street Partners CLO X Ltd. 2016-10A A1R†	1.415%(3 Mo. LIBOR + 1.14%) #	1/15/2029	4,000	3,975,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Benefit Street Partners CLO XII Ltd. 2017-12A C†	3.325%(3 Mo. LIBOR + 3.05%)	#	10/15/2030	$1,950	$1,787,628
BlueMountain CLO Ltd. 2013-1A A2R2†	2.022%(3 Mo. LIBOR + 1.75%)	#	1/20/2029	1,308	1,296,138
BlueMountain CLO Ltd. 2016-1A BR†	1.622%(3 Mo. LIBOR + 1.35%)	#	4/20/2027	4,939	4,822,056
Bowman Park CLO Ltd. 2014-1A AR†	1.436%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	633	632,385
BSPRT Issuer Ltd. 2018-FL4 A†	1.212%(1 Mo. LIBOR + 1.05%)	#	9/15/2035	3,888	3,827,576
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.872%(3 Mo. LIBOR + 1.60%)	#	10/20/2028	2,500	2,468,811
Cent CLO Ltd. 2013-19A A1A†	1.60%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	785	784,638
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	604	604,630
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	127	127,244
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	678	688,396
Elevation CLO Ltd. 2014-2A DR†	3.475%(3 Mo. LIBOR + 3.20%)	#	10/15/2029	1,000	927,083	(a)
Galaxy XXI CLO Ltd. 2015-21A AR†	1.292%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	1,012	998,108
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.395%(3 Mo. LIBOR + 2.15%)	#	7/25/2027	895	883,333	(a)
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	2,948	3,024,058
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	4,022	4,123,914
HPS Loan Management 10-2016 Ltd. A2R†	2.022%(3 Mo. LIBOR + 1.75%)	#	1/20/2028	1,979	1,964,301
Jamestown CLO IX Ltd. 2016-9A BR†	2.922%(3 Mo. LIBOR + 2.65%)	#	10/20/2028	3,600	3,601,703
Jamestown CLO VII Ltd. 2015-7A A2R†	1.545%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	2,039	1,990,956
JFIN CLO Ltd. 2013-1A A1NR†	1.662%(3 Mo. LIBOR + 1.39%)	#	1/20/2030	2,000	1,971,258
Kayne CLO 7 Ltd. 2020-7A A1†	2.607%(3 Mo. LIBOR + 1.20%)	#	4/17/2033	7,851	7,764,416
KKR CLO Ltd.18 B†	1.972%(3 Mo. LIBOR + 1.70%)	#	7/18/2030	3,722	3,680,327
Marble Point CLO XVII Ltd. 2020-1A A†	1.572%(3 Mo. LIBOR + 1.30%)	#	4/20/2033	4,860	4,835,814
MidOcean Credit CLO VI 2016-6A BR†	2.172%(3 Mo. LIBOR + 1.90%)	#	1/20/2029	1,493	1,490,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Mountain Hawk III CLO Ltd. 2014-3A AR†	1.472%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	$628	$628,026
Mountain View CLO LLC 2017-1A AR†	1.361%(3 Mo. LIBOR + 1.09%)	#	10/16/2029	4,505	4,494,298
Mountain View CLO X Ltd. 2015-10A BR†	1.616%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	2,400	2,351,872
Northwoods Capital 20 Ltd. 2019-20A C†	3.045%(3 Mo. LIBOR + 2.80%)	#	1/25/2030	2,539	2,542,186
Northwoods Capital 20 Ltd. 2019-20A D†	4.495%(3 Mo. LIBOR + 4.25%)	#	1/25/2030	2,939	2,906,009
Oaktree EIF III Series I Ltd. 2016-IIIA B†	2.272%(3 Mo. LIBOR + 2.00%)	#	10/20/2027	5,917	5,898,813
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.444%(3 Mo. LIBOR + 1.18%)	#	1/24/2033	4,419	4,358,130
Octagon Investment Partners 30 Ltd. 2017-1A A2†	1.972%(3 Mo. LIBOR + 1.70%)	#	3/17/2030	4,300	4,197,306
Palmer Square Loan Funding Ltd. 2018-1A A1†	0.875%(3 Mo. LIBOR + .60%)	#	4/15/2026	2,067	2,058,780
Palmer Square Loan Funding Ltd. 2018-1A A2†	1.325%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	1,633	1,612,637
Palmer Square Loan Funding Ltd. 2018-1A B†	1.675%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	1,237	1,205,902
Palmer Square Loan Funding Ltd. 2018-5A A2†	1.672%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	957	941,247
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	2,168	2,043,952
Salem Fields CLO Ltd. 2016-2A A2R†	1.945%(3 Mo. LIBOR + 1.70%)	#	10/25/2028	2,008	1,992,067
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	501	502,922
Seneca Park CLO Ltd. 2014-1A AR†	1.393%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	131	131,140
Shackleton CLO Ltd. 2019-14A A2†	2.172%(3 Mo. LIBOR + 1.90%)	#	7/20/2030	6,782	6,764,216
Sound Point CLO XV Ltd. 2017-1A C†	2.756%(3 Mo. LIBOR + 2.50%)	#	1/23/2029	2,180	2,133,344
Sound Point CLO XVII 2017-3A A2†	1.872%(3 Mo. LIBOR + 1.60%)	#	10/20/2030	6,523	6,349,582
Thacher Park CLO Ltd. 2014-1A AR†	1.432%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	750	749,912
Venture XXIV CLO Ltd. 2016-24A B†	2.322%(3 Mo. LIBOR + 2.05%)	#	10/20/2028	5,000	5,014,877
Total					128,625,187
Total Asset-Backed Securities (cost $160,660,192)					160,160,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Shares (000)	Fair Value
COMMON STOCKS 0.00%

Oil

Tapstone Energy Holdings III LLC			131	$1,307	(b)
Templar Energy LLC Class A Units			97	3,882
Total Common Stocks (cost $971,790)				5,189

			Principal Amount (000)
CORPORATE BONDS 78.34%

Aerospace/Defense 1.57%

BAE Systems Finance, Inc.†	7.50%	7/1/2027	$930	1,216,945
BAE Systems plc (United Kingdom)†(c)	3.40%	4/15/2030	5,052	5,694,382
Boeing Co. (The)	3.60%	5/1/2034	4,125	4,015,926
Boeing Co. (The)	4.875%	5/1/2025	6,748	7,347,926
Boeing Co. (The)	5.15%	5/1/2030	3,525	3,954,288
Boeing Co. (The)	5.705%	5/1/2040	4,490	5,221,728
Boeing Co. (The)	5.805%	5/1/2050	8,644	10,349,874
Boeing Co. (The)	5.93%	5/1/2060	2,387	2,921,343
Lockheed Martin Corp.	7.75%	5/1/2026	900	1,199,880
Lockheed Martin Tactical Systems, Inc.	7.625%	6/15/2025	590	754,911
Northrop Grumman Systems Corp.	7.75%	2/15/2031	1,512	2,309,406
Total				44,986,609

Air Transportation 0.31%

Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025	1,825	1,502,073
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	2,649	2,312,151
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	5,940	4,194,703
American Airlines Group, Inc.†	3.75%	3/1/2025	1,924	922,019
Total				8,930,946

Apparel 0.24%

PVH Corp.	7.75%	11/15/2023	5,967	6,839,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 1.05%

American Axle & Manufacturing, Inc.	6.875%	7/1/2028	$6,044	$6,306,189
BorgWarner, Inc.	2.65%	7/1/2027	6,336	6,728,461
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%	5/15/2027	2,700	2,871,281
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(c)	4.75%	9/15/2026	5,000	5,086,525
ZF North America Capital, Inc.†	4.50%	4/29/2022	1,000	1,038,125
ZF North America Capital, Inc.†	4.75%	4/29/2025	7,466	7,910,227
Total				29,940,808

Automotive 2.35%

Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%	4/15/2022	1,000	917,720
Daimler Finance North America LLC†	0.799%(3 Mo. LIBOR + .55%) #	5/4/2021	264	263,949
Daimler Finance North America LLC†	1.18%(3 Mo. LIBOR + .90%) #	2/15/2022	3,520	3,529,584
Ford Motor Co.	7.45%	7/16/2031	12,664	14,781,168
Ford Motor Credit Co. LLC	5.113%	5/3/2029	3,000	3,172,500
Ford Motor Credit Co. LLC	5.125%	6/16/2025	1,045	1,099,591
Ford Motor Credit Co. LLC	5.584%	3/18/2024	2,000	2,135,000
General Motors Co.	6.125%	10/1/2025	2,196	2,579,876
General Motors Co.	6.75%	4/1/2046	19,246	23,373,341
General Motors Financial Co., Inc.	4.25%	5/15/2023	636	678,897
Navistar International Corp.†	9.50%	5/1/2025	3,500	3,998,750
Nissan Motor Acceptance Corp.†	0.833%(3 Mo. LIBOR + .52%) #	3/15/2021	1,750	1,736,769
Tesla, Inc.†	5.30%	8/15/2025	6,000	6,240,780
Wabash National Corp.†	5.50%	10/1/2025	2,500	2,484,112
Total				66,992,037

Banks: Regional 6.45%

Bank Leumi Le-Israel BM (Israel)†(c)	3.275%(5 Yr Treasury CMT + 1.63%) #	1/29/2031	1,570	1,588,102
Bank of America Corp.	4.45%	3/3/2026	9,494	11,017,842
Bank of Ireland Group plc (Ireland)(c)	4.125%(5 Yr Treasury CMT + 2.50%) #	9/19/2027	12,794	12,891,388
Bank of Montreal (Canada)(c)	3.803%(5 Yr. Swap rate + 1.43%) #	12/15/2032	6,558	7,273,707
Barclays Bank plc (United Kingdom)†(c)	10.179%	6/12/2021	2,840	3,034,339
BBVA Bancomer SA†	5.125%(5 Yr Treasury CMT + 2.65%) #	1/18/2033	4,300	4,136,063
BBVA USA	3.875%	4/10/2025	1,035	1,113,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

BNP Paribas SA (France)(c)†	4.50%(5 Yr Treasury CMT + 2.94%) #	—	(d)	$4,153	$4,010,241
Citigroup, Inc.	2.666%(SOFR + 1.15%) #	1/29/2031		6,232	6,643,983
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028		3,413	3,891,607
Citigroup, Inc.	4.60%	3/9/2026		2,161	2,511,264
Danske Bank A/S (Denmark)†(c)	4.375%	6/12/2028		875	1,000,835
Danske Bank A/S (Denmark)†(c)	5.00%	1/12/2022		1,095	1,154,767
Danske Bank A/S (Denmark)†(c)	5.375%	1/12/2024		12,000	13,595,978
Discover Bank	4.682%(5 Yr. Swap rate + 1.73%) #	8/9/2028		7,750	8,113,824
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025		1,965	2,238,500
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037		5,747	8,405,756
Lloyds Bank plc (United Kingdom)†(c)	6.50%	9/14/2020		5,029	5,038,015
Macquarie Bank Ltd. (Australia)†(c)	4.875%	6/10/2025		1,850	2,086,594
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021		4,261	4,409,108
Morgan Stanley	5.00%	11/24/2025		4,496	5,292,956
National Australia Bank Ltd. (Australia)†(c)	3.933%(5 Yr Treasury CMT + 1.88%) #	8/2/2034		11,000	12,273,215
Santander UK plc (United Kingdom)(c)	7.95%	10/26/2029		5,770	7,625,928
SVB Financial Group	3.125%	6/5/2030		3,333	3,709,741
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.625%	5/30/2022		1,109	1,087,378
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	1/30/2023		1,832	1,757,280
UBS AG	7.625%	8/17/2022		8,750	9,816,034
UBS AG (Switzerland)(c)	5.125%	5/15/2024		13,800	15,258,467
Webster Financial Corp.	4.10%	3/25/2029		4,986	5,447,875
Wells Fargo & Co.	5.95%	12/1/2086		8,224	10,735,657
Westpac Banking Corp. (Australia)(c)	4.11%(5 Yr Treasury CMT + 2.00%) #	7/24/2034		3,061	3,461,763
Westpac Banking Corp. (Australia)(c)	4.322%(5 Yr. Swap rate + 2.24%) #	11/23/2031		3,197	3,643,572
Total					184,265,018

Beverages 2.06%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036		30,835	36,816,664
Bacardi Ltd.†	4.70%	5/15/2028		10,673	12,443,550
Becle SAB de CV (Mexico)†(c)	3.75%	5/13/2025		5,050	5,362,277
Central American Bottling Corp. (Guatemala)†(c)	5.75%	1/31/2027		4,000	4,232,000
Total					58,854,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 1.05%

Biogen, Inc.	2.25%	5/1/2030	$10,708	$10,993,491
Emergent BioSolutions, Inc.†	3.875%	8/15/2028	754	767,346
Regeneron Pharmaceuticals, Inc.	1.75%	9/15/2030	11,629	11,366,020
Royalty Pharma plc†(e)	2.20%	9/2/2030	6,971	6,894,454
Total				30,021,311

Building Materials 0.91%

Boise Cascade Co.†	4.875%	7/1/2030	1,000	1,087,500
Boral Finance Pty Ltd. (Australia)†(c)	3.00%	11/1/2022	987	1,009,265
Builders FirstSource, Inc.†	5.00%	3/1/2030	1,000	1,069,745
Carrier Global Corp.†	2.70%	2/15/2031	2,336	2,439,968
Carrier Global Corp.†	3.577%	4/5/2050	1,098	1,167,645
Lennox International, Inc.	1.35%	8/1/2025	966	976,169
Owens Corning Inc.	3.875%	6/1/2030	2,705	3,046,961
Owens Corning, Inc.	4.30%	7/15/2047	5,770	6,281,451
Owens Corning, Inc.	7.00%	12/1/2036	3,747	4,979,763
Vulcan Materials Co.	0.896%(3 Mo. LIBOR + .65%) #	3/1/2021	4,020	4,019,804
Total				26,078,271

Business Services 0.91%

Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	2,300	2,415,000
CoStar Group, Inc.†	2.80%	7/15/2030	2,131	2,244,127
Garda World Security Corp. (Canada)†(c)	4.625%	2/15/2027	4,500	4,635,000
Global Payments, Inc.	2.90%	5/15/2030	3,580	3,864,691
Global Payments, Inc.	3.20%	8/15/2029	9,140	10,029,004
Service Corp. International	3.375%	8/15/2030	2,778	2,835,296
Total				26,023,118

Chemicals 0.69%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	4.125%	7/19/2027	7,250	8,058,489
Nouryon Holding BV (Netherlands)†(c)	8.00%	10/1/2026	2,500	2,685,862
NOVA Chemicals Corp. (Canada)†(c)	5.25%	8/1/2023	965	968,006
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023	4,600	4,805,795
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023	1,332	1,403,018
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023	1,800	1,869,943
Total				19,791,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 1.32%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026	$7,963	$9,381,644
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	9,467	12,786,341
Leidos Holdings, Inc.	5.95%	12/1/2040	1,325	1,538,814
Leidos, Inc.†	4.375%	5/15/2030	4,052	4,748,742
Leidos, Inc.	5.50%	7/1/2033	353	407,371
Leidos, Inc.	7.125%	7/1/2032	6,806	8,974,119
Total				37,837,031

Computer Software 0.44%

Activision Blizzard, Inc.	1.35%	9/15/2030	2,298	2,244,902
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	1,115	1,186,778
ServiceNow, Inc.	1.40%	9/1/2030	3,076	3,026,456
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	3,550	3,727,500
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	2,500	2,521,613
Total				12,707,249

Construction/Homebuilding 0.91%

Century Communities, Inc.	5.875%	7/15/2025	2,953	3,081,884
D.R. Horton, Inc.	2.60%	10/15/2025	995	1,067,591
Forestar Group, Inc.†	5.00%	3/1/2028	3,667	3,713,663
NVR, Inc.	3.00%	5/15/2030	12,844	13,944,542
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028	2,400	2,459,628
Winnebago Industries, Inc.†	6.25%	7/15/2028	1,723	1,846,341
Total				26,113,649

Containers 0.02%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	7.00%	7/15/2024	426	437,447

Drugs 3.67%

AbbVie, Inc.†	0.897%(3 Mo. LIBOR + .65%) #	11/21/2022	8	8,042
AbbVie, Inc.†	4.25%	11/21/2049	22,553	27,241,404
AbbVie, Inc.	4.70%	5/14/2045	1,890	2,360,897
AbbVie, Inc.	4.875%	11/14/2048	2,018	2,600,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

AstraZeneca plc (United Kingdom)(c)	6.45%	9/15/2037	$3,600	$5,562,291
Bausch Health Cos., Inc.†	6.125%	4/15/2025	2,980	3,068,655
Bausch Health Cos., Inc.†	7.00%	3/15/2024	1,064	1,106,517
Bayer Corp.†	6.65%	2/15/2028	5,520	7,180,183
Bayer US Finance II LLC†	4.375%	12/15/2028	5,000	5,865,365
Cigna Corp.	2.40%	3/15/2030	8,500	8,929,698
Cigna Corp.	4.80%	7/15/2046	228	292,625
Cigna Corp.	6.125%	11/15/2041	3,380	4,908,294
CVS Health Corp.	4.30%	3/25/2028	16,462	19,392,571
CVS Health Corp.	4.78%	3/25/2038	9,790	12,006,782
CVS Health Corp.	5.05%	3/25/2048	3,215	4,180,161
Total				104,703,765

Electric: Power 6.50%

Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(c)	5.95%	12/15/2039	2,200	2,473,548
Adani Transmission Ltd. (India)†(c)	4.00%	8/3/2026	2,200	2,287,340
Appalachian Power Co.	7.00%	4/1/2038	2,375	3,554,562
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	7,542	8,638,049
Cleco Corporate Holdings LLC	4.973%	5/1/2046	6,803	7,634,920
Cleco Power LLC	6.00%	12/1/2040	4,904	6,459,742
DTE Energy Co.	2.95%	3/1/2030	515	558,991
DTE Energy Co.	6.375%	4/15/2033	2,506	3,508,905
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	2,650	3,515,781
El Paso Electric Co.	5.00%	12/1/2044	4,995	6,204,309
El Paso Electric Co.	6.00%	5/15/2035	425	571,584
Emera US Finance LP	4.75%	6/15/2046	5,820	7,238,413
Emera, Inc. (Canada)(c)	6.75%(3 Mo. LIBOR + 5.44%) #	6/15/2076	6,000	6,730,470
Enel Finance International NV (Netherlands)†(c)	2.75%	4/6/2023	5,440	5,684,614
Enel Finance International NV (Netherlands)†(c)	4.25%	9/14/2023	3,000	3,289,640
Exelon Generation Co. LLC	5.60%	6/15/2042	2,950	3,427,211
Exelon Generation Co. LLC	5.75%	10/1/2041	3,736	4,386,775
Exelon Generation Co. LLC	6.25%	10/1/2039	3,483	4,297,411
FirstEnergy Transmission LLC†	4.55%	4/1/2049	7,480	8,659,764
Interstate Power & Light Co.	3.50%	9/30/2049	2,754	3,127,669
Interstate Power & Light Co.	3.60%	4/1/2029	2,181	2,508,696
Interstate Power & Light Co.	4.70%	10/15/2043	200	251,648
Metropolitan Edison Co.†	4.00%	4/15/2025	680	753,384
Minejesa Capital BV (Netherlands)†(c)	5.625%	8/10/2037	1,800	1,906,731
Mississippi Power Co.	4.25%	3/15/2042	3,605	4,281,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

NextEra Energy Capital Holdings, Inc.	0.97%(3 Mo. LIBOR + .72%) #	2/25/2022	$5,000	$5,041,305
NRG Energy, Inc.†	4.45%	6/15/2029	13,505	14,920,700
Oglethorpe Power Corp.	4.20%	12/1/2042	1,070	1,084,801
Oglethorpe Power Corp.	5.95%	11/1/2039	7,439	9,731,323
Origin Energy Finance Ltd. (Australia)†(c)	5.45%	10/14/2021	4,289	4,474,637
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	1,679	1,771,177
Pike Corp.†	5.50%	9/1/2028	3,929	3,968,290
PSEG Power LLC	8.625%	4/15/2031	12,430	18,343,545
Puget Energy, Inc.	3.65%	5/15/2025	4,587	4,913,435
Puget Energy, Inc.†	4.10%	6/15/2030	5,826	6,436,330
Sempra Energy	4.00%	2/1/2048	3,502	4,063,981
TransAlta Corp. (Canada)(c)	4.50%	11/15/2022	8,736	8,970,780
Total				185,672,070

Electrical Equipment 1.43%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	24,697	27,390,102
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.15%	5/1/2027	8,844	9,674,456
ON Semiconductor Corp.†	3.875%	9/1/2028	3,734	3,910,357
Total				40,974,915

Electronics 0.73%

FLIR Systems, Inc.	2.50%	8/1/2030	7,978	8,204,274
Jabil, Inc.	3.00%	1/15/2031	4,615	4,704,940
Trimble, Inc.	4.90%	6/15/2028	6,726	8,061,503
Total				20,970,717

Energy Equipment & Services 0.15%

Topaz Solar Farms LLC†	5.75%	9/30/2039	3,700	4,345,896

Entertainment 0.42%

Colt Merger Sub, Inc.†	5.75%	7/1/2025	1,269	1,330,864
Colt Merger Sub, Inc.†	6.25%	7/1/2025	3,333	3,531,997
Enterprise Development Authority (The)†	12.00%	7/15/2024	1,024	1,125,012
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	2,045	1,941,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Entertainment (continued)

Scientific Games International, Inc.†	7.25%	11/15/2029		$2,500	$2,479,775
Scientific Games International, Inc.†	8.625%	7/1/2025		1,603	1,674,061
Total					12,083,181

Environmental Services 0.09%

Waste Pro USA, Inc.†	5.50%	2/15/2026		2,414	2,486,722

Financial Services 2.84%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025		7,107	6,909,932
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.875%	1/23/2028		5,000	4,608,365
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024		2,674	2,758,321
Aircastle Ltd.	4.25%	6/15/2026		9,806	9,164,858
Ally Financial, Inc.	8.00%	11/1/2031		7,990	10,875,952
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%	10/1/2023		3,587	3,491,621
Brightsphere Investment Group, Inc.	4.80%	7/27/2026		3,933	4,119,840
Charles Schwab Corp. (The)	5.375%(5 Yr Treasury CMT + 4.97%)#	—	(d)	3,517	3,868,700
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		3,056	1,816,945
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028		3,750	3,951,094
Navient Corp.	6.75%	6/25/2025		7,825	8,170,669
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027		4,123	4,662,661
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		5,679	6,195,152
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024		8,146	8,036,943
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027		2,285	2,515,945
Total					81,146,998

Food 0.83%

JBS USA LUX SA/JBS USA Finance, Inc.†	5.75%	6/15/2025		486	503,010
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029		6,500	7,393,750
Smithfield Foods, Inc.†	3.35%	2/1/2022		975	972,489
Smithfield Foods, Inc.†	5.20%	4/1/2029		8,694	9,623,667
Sysco Corp.	6.60%	4/1/2040		559	746,276
Sysco Corp.	6.60%	4/1/2050		3,136	4,339,099
Total					23,578,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 1.43%

Alcon Finance Corp.†	2.60%	5/27/2030	$9,020	$9,568,660
Boston Scientific Corp.	2.65%	6/1/2030	16,968	18,088,718
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	10,217	13,142,974
Total				40,800,352

Health Care Services 3.83%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	2,500	2,537,763
Centene Corp.	4.625%	12/15/2029	7,143	7,836,835
Centene Corp.†	5.375%	6/1/2026	3,240	3,430,350
CommonSpirit Health	3.347%	10/1/2029	10,029	10,684,529
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5,640	6,306,939
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	7,513	8,024,325
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	2,600	2,506,894
HCA, Inc.	5.125%	6/15/2039	4,837	6,001,688
HCA, Inc.	5.50%	6/15/2047	10,715	13,574,287
LifePoint Health, Inc.†	6.75%	4/15/2025	2,500	2,706,250
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	5,130	5,714,722
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	6,960	8,017,175
Northwell Healthcare, Inc.	3.979%	11/1/2046	4,781	5,346,707
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	1,096	1,124,578
Universal Health Services, Inc.†	4.75%	8/1/2022	14,038	14,095,766
Universal Health Services, Inc.†	5.00%	6/1/2026	6,807	7,103,513
US Renal Care, Inc.†	10.625%	7/15/2027	4,000	4,331,740
Total				109,344,061

Household Equipment/Products 0.10%

CD&R Smokey Buyer, Inc.†	6.75%	7/15/2025	2,560	2,742,400

Insurance 2.61%

Alleghany Corp.	3.625%	5/15/2030	7,980	8,956,921
Aon Corp.	8.205%	1/1/2027	5,545	7,158,479
Assurant, Inc.	3.70%	2/22/2030	5,916	6,288,004
CNA Financial Corp.	2.05%	8/15/2030	2,491	2,478,737
CNO Financial Group, Inc.	5.25%	5/30/2025	10,855	12,410,073
Hanover Insurance Group, Inc. (The)	2.50%	9/1/2030	1,992	2,026,448
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	5,017,644
Lincoln National Corp.	6.30%	10/9/2037	2,578	3,357,169
Lincoln National Corp.	7.00%	6/15/2040	2,518	3,650,096
Protective Life Corp.	8.45%	10/15/2039	5,103	7,798,445
Selective Insurance Group, Inc.	5.375%	3/1/2049	5,081	6,253,852
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	7,365	9,280,433
Total				74,676,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.20%

GATX Corp.	4.55%	11/7/2028	$4,845	$5,616,726

Leisure 0.22%

Carnival Corp.†	11.50%	4/1/2023	5,714	6,382,509

Lodging 0.47%

Las Vegas Sands Corp.	3.90%	8/8/2029	13,254	13,415,359

Machinery: Agricultural 1.86%

Altria Group, Inc.	5.95%	2/14/2049	14,977	20,271,151
BAT Capital Corp.	3.557%	8/15/2027	774	846,550
BAT Capital Corp.	4.39%	8/15/2037	16,065	17,513,035
BAT Capital Corp.	4.70%	4/2/2027	767	889,779
Imperial Brands Finance plc (United Kingdom)†(c)	3.125%	7/26/2024	3,000	3,172,798
Imperial Brands Finance plc (United Kingdom)†(c)	3.875%	7/26/2029	6,841	7,490,529
MHP Lux SA (Luxembourg)†(c)	6.25%	9/19/2029	1,000	979,820
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026	2,000	2,074,300
Total				53,237,962

Machinery: Industrial/Specialty 1.96%

CNH Industrial Capital LLC	4.375%	4/5/2022	9,059	9,517,733
CNH Industrial Capital LLC	4.875%	4/1/2021	2,925	2,989,515
IDEX Corp.	3.00%	5/1/2030	8,565	9,394,246
Kennametal, Inc.	4.625%	6/15/2028	3,818	4,155,375
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	10,340	11,114,432
Snap-on, Inc.	3.10%	5/1/2050	1,611	1,694,211
Stanley Black & Decker, Inc.	4.00%(5 Yr Treasury CMT + 2.66%) #	3/15/2060	4,548	4,776,352
Vertical Holdco GmbH (Germany)†(c)	7.625%	7/15/2028	715	755,666
Vertical US Newco, Inc.†	5.25%	7/15/2027	3,042	3,175,087
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025	238	250,767
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	7,000	8,051,352
Total				55,874,736

Manufacturing 0.19%

Carlisle Cos., Inc.	2.75%	3/1/2030	3,766	3,993,752
Hillenbrand, Inc.	5.75%	6/15/2025	1,274	1,367,824
Total				5,361,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Media 2.86%

Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		$8,044	$10,775,307
Cox Communications, Inc.†	8.375%	3/1/2039		8,666	14,269,391
Fox Corp.	5.476%	1/25/2039		5,230	6,919,058
GCI LLC	6.875%	4/15/2025		2,900	3,015,695
NBCUniversal Enterprise, Inc.†	5.25%	—	(d)	16,688	16,959,180
Time Warner Cable LLC	7.30%	7/1/2038		15,865	22,582,288
Time Warner Entertainment Co. LP	8.375%	7/15/2033		4,675	7,273,884
Total					81,794,803

Metal Fabricating 0.07%

Valmont Industries, Inc.	5.25%	10/1/2054		1,983	2,116,303

Metals & Minerals: Miscellaneous 1.87%

Anglo American Capital plc (United Kingdom)†(c)	4.50%	3/15/2028		3,500	3,976,039
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027		6,235	7,168,644
Freeport-McMoRan, Inc.	4.25%	3/1/2030		3,071	3,229,341
Freeport-McMoRan, Inc.	5.25%	9/1/2029		2,250	2,467,552
Freeport-McMoRan, Inc.	5.45%	3/15/2043		8,650	9,743,360
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022		660	702,259
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042		5,774	6,775,160
Glencore Funding LLC†	3.00%	10/27/2022		836	866,360
Glencore Funding LLC†	4.125%	5/30/2023		1,599	1,721,275
Hecla Mining Co.	7.25%	2/15/2028		2,813	3,104,849
Kinross Gold Corp.(Canada)(c)	4.50%	7/15/2027		7,543	8,625,116
Southern Copper Corp. (Peru)(c)	5.25%	11/8/2042		3,885	4,955,845
Total					53,335,800

Natural Gas 0.81%

National Fuel Gas Co.	3.75%	3/1/2023		6,919	7,163,609
National Fuel Gas Co.	3.95%	9/15/2027		2,687	2,703,565
National Fuel Gas Co.	4.90%	12/1/2021		3,887	4,047,118
National Fuel Gas Co.	5.50%	1/15/2026		4,573	5,010,667
NiSource, Inc.	5.95%	6/15/2041		2,373	3,384,492
Southern Star Central Corp.†	5.125%	7/15/2022		840	839,701
Total					23,149,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 6.80%

Afren plc (United Kingdom)†(c)(f)	6.625%	12/9/2020	$976	$4,782
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	2,049	52,256
Apache Corp.	5.10%	9/1/2040	9,215	8,980,616
Berry Petroleum Co. LLC†	7.00%	2/15/2026	5,441	4,480,990
Callon Petroleum Co.	6.125%	10/1/2024	1,000	329,687
Callon Petroleum Co.	6.25%	4/15/2023	2,500	892,212
Callon Petroleum Co.	6.375%	7/1/2026	3,250	978,445
Callon Petroleum Co.	8.25%	7/15/2025	761	231,074
Canadian Natural Resources Ltd. (Canada)(c)	7.20%	1/15/2032	6,558	8,684,147
Centennial Resource Production LLC†	6.875%	4/1/2027	5,000	2,064,525
Cimarex Energy Co.	4.375%	3/15/2029	5,221	5,573,609
Continental Resources, Inc.	4.90%	6/1/2044	6,226	5,527,661
Continental Resources, Inc.	5.00%	9/15/2022	10,136	10,138,534
Diamondback Energy, Inc.	2.875%	12/1/2024	5,260	5,424,320
Diamondback Energy, Inc.	4.75%	5/31/2025	1,220	1,340,056
Diamondback Energy, Inc.	5.375%	5/31/2025	7,248	7,549,706
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,812	2,881,780
Eni SpA (Italy)†(c)	5.70%	10/1/2040	11,398	13,533,380
Helmerich & Payne, Inc.	4.65%	3/15/2025	12,536	13,873,720
Hess Corp.	5.60%	2/15/2041	4,353	4,971,304
Hess Corp.	5.80%	4/1/2047	7,593	8,662,096
HighPoint Operating Corp.	7.00%	10/15/2022	2,110	530,633
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,899	8,395,851
Laredo Petroleum, Inc.	10.125%	1/15/2028	4,750	3,395,775
Marathon Petroleum Corp.	5.375%	10/1/2022	2,000	2,008,070
Matador Resources Co.	5.875%	9/15/2026	6,000	5,234,220
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	2,401	2,450,893
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	3,300	3,283,846
MEG Energy Corp. (Canada)†(c)	7.125%	2/1/2027	1,943	1,863,862
Oasis Petroleum, Inc.	6.875%	3/15/2022	5,276	1,042,010
Occidental Petroleum Corp.	1.73%(3 Mo. LIBOR + 1.45%) #	8/15/2022	188	177,774
Occidental Petroleum Corp.	2.60%	4/15/2022	45	44,100
Occidental Petroleum Corp.	2.70%	8/15/2022	787	775,195
Occidental Petroleum Corp.	7.875%	9/15/2031	5,000	5,371,875
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	1,800	36
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	10,287	10,510,845
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	11,622	9,686,672
PDC Energy, Inc.	5.75%	5/15/2026	3,000	3,078,375
Seven Generations Energy Ltd. (Canada)†(c)	5.375%	9/30/2025	1,000	964,365
Seven Generations Energy Ltd. (Canada)†(c)	6.875%	6/30/2023	2,545	2,585,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Oil (continued)

SM Energy Co.	6.125%	11/15/2022		$1,000	$783,985
SM Energy Co.	6.625%	1/15/2027		4,750	2,341,299
Suncor Energy Ventures Corp. (Canada)†(c)	4.50%	4/1/2022		8,775	9,079,807
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026		8,027	10,226,057
Viper Energy Partners LP†	5.375%	11/1/2027		4,000	4,126,760
Total					194,132,581

Oil: Crude Producers 4.04%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%)#	1/22/2078		6,000	4,255,770
Cheniere Corpus Christi Holdings LLC†	3.70%	11/15/2029		2,500	2,640,673
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027		3,832	4,322,778
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024		6,896	8,040,782
Enbridge Energy Partners LP	7.50%	4/15/2038		6,422	9,015,759
Enbridge, Inc. (Canada)(c)	6.00%(3 Mo. LIBOR + 3.89%)#	1/15/2077		4,462	4,564,234
Energy Transfer Operating LP	5.875%	1/15/2024		2,975	3,306,956
Energy Transfer Operating LP	9.00%	11/1/2024		2,110	2,525,568
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025		2,190	2,507,050
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024		5,803	5,841,948
MPLX LP	1.413%(3 Mo. LIBOR + 1.10%)#	9/9/2022		8,000	8,000,836
MPLX LP	5.25%	1/15/2025		8,379	8,733,502
MPLX LP	6.25%	10/15/2022		1,952	1,956,043
MPLX LP	6.875%(3 Mo. LIBOR + 4.65%)#	—	(d)	3,600	3,224,518
NGPL PipeCo LLC†	4.875%	8/15/2027		11,377	12,462,631
Sabal Trail Transmission LLC†	4.246%	5/1/2028		5,382	6,080,236
Sabine Pass Liquefaction LLC	5.625%	4/15/2023		1,900	2,097,959
Sabine Pass Liquefaction LLC	5.75%	5/15/2024		4,500	5,157,724
Sabine Pass Liquefaction LLC	5.875%	6/30/2026		7,378	8,876,646
Texas Eastern Transmission LP†	4.125%	12/1/2020		1,950	1,955,230
Williams Cos., Inc. (The)	8.75%	3/15/2032		6,908	9,967,223
Total					115,534,066

Oil: Integrated Domestic 0.58%

Halliburton Co.	3.80%	11/15/2025		997	1,094,280
Halliburton Co.	7.45%	9/15/2039		4,379	5,965,830
National Oilwell Varco, Inc.	3.60%	12/1/2029		4,632	4,581,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

National Oilwell Varco, Inc.	3.95%	12/1/2042	$5,494	$4,930,904
Total				16,572,631

Real Estate Investment Trusts 3.16%

American Homes 4 Rent LP	4.25%	2/15/2028	5,564	6,341,676
American Homes 4 Rent LP	4.90%	2/15/2029	840	1,005,138
Brixmor Operating Partnership LP	3.85%	2/1/2025	5,662	6,006,772
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	1/17/2023	875	901,797
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	3,325	3,414,327
EPR Properties	4.95%	4/15/2028	7,687	7,458,170
Equinix, Inc.	5.375%	5/15/2027	15,609	17,106,918
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	2,941	3,053,640
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	5,372	5,425,720
Healthcare Realty Trust, Inc.	2.40%	3/15/2030	1,924	1,938,204
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	3,682	3,893,319
Hunt Cos., Inc.†	6.25%	2/15/2026	2,647	2,546,877
Kaisa Group Holdings Ltd. (China)(c)	9.375%	6/30/2024	5,000	4,856,250
SL Green Operating Partnership LP	3.25%	10/15/2022	5,304	5,420,360
SL Green Realty Corp.	4.50%	12/1/2022	1,590	1,659,197
VEREIT Operating Partnership LP	4.875%	6/1/2026	7,888	8,808,345
Weyerhaeuser Co.	4.00%	4/15/2030	3,070	3,608,462
Weyerhaeuser Co.	8.50%	1/15/2025	5,223	6,791,262
Total				90,236,434

Retail 0.71%

Alimentation Couche-Tard, Inc. (Canada)†(c)	2.95%	1/25/2030	9,980	10,755,042
AutoNation, Inc.	4.75%	6/1/2030	473	554,987
Group 1 Automotive, Inc.†	4.00%	8/15/2028	4,198	4,196,300
McDonald’s Corp.	4.70%	12/9/2035	2,000	2,538,995
Yum! Brands, Inc.	6.875%	11/15/2037	1,949	2,373,970
Total				20,419,294

Steel 0.19%

Steel Dynamics, Inc.	5.00%	12/15/2026	4,985	5,333,368

Technology 1.48%

Baidu, Inc. (China)(c)	3.625%	7/6/2027	4,500	4,959,338
Baidu, Inc. (China)(c)	3.875%	9/29/2023	8,000	8,639,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Technology (continued)

E*TRADE Financial Corp.	3.80%	8/24/2027			$1,448	$1,619,815
E*TRADE Financial Corp.	4.50%	6/20/2028			2,713	3,162,938
E*TRADE Financial Corp.	5.875%(3 Mo. LIBOR + 4.44%) #	—	(d)		6,542	7,110,336
eBay, Inc.	1.90%	3/11/2025			1,602	1,681,693
Netflix, Inc.†	3.625%	6/15/2025			1,104	1,167,370
Netflix, Inc.(g)	3.625%	5/15/2027		EUR	5,900	7,764,451
Prosus NV (Netherlands)†(c)	3.68%	1/21/2030			$1,400	1,525,197
Uber Technologies, Inc.†	7.50%	11/1/2023			2,000	2,078,750
Weibo Corp. (China)(c)	3.50%	7/5/2024			2,290	2,433,112
Total						42,142,522

Telecommunications 5.13%

AT&T, Inc.	2.30%	6/1/2027			9,000	9,558,685
AT&T, Inc.(g)	2.875%(5Yr EUR CMT + 3.14%) #	—	(d)	EUR	6,000	7,031,427
AT&T, Inc.	3.65%	6/1/2051			$10,985	11,511,954
AT&T, Inc.	4.30%	2/15/2030			23,982	28,672,607
AT&T, Inc.	6.00%	8/15/2040			12,000	16,121,345
Orange SA (France)(c)	9.00%	3/1/2031			5,101	8,370,462
T-Mobile USA, Inc.†	3.75%	4/15/2027			21,985	24,885,041
U.S. Cellular Corp.	6.70%	12/15/2033			2,459	3,197,770
Verizon Communications, Inc.	1.38%(3 Mo. LIBOR + 1.10%)#	5/15/2025			30,710	31,403,169
Zayo Group Holdings, Inc.†	4.00%	3/1/2027			4,286	4,243,376
Zayo Group Holdings, Inc.†	6.125%	3/1/2028			1,592	1,646,478
Total						146,642,314

Transportation: Miscellaneous 0.83%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040			4,739	6,889,726
Canadian Pacific Railway Co. (Canada)(c)	7.125%	10/15/2031			1,292	1,901,951
Canadian Pacific Railway Co. (Canada)(c)	9.45%	8/1/2021			500	538,375
CSX Transportation, Inc.	7.875%	5/15/2043			511	897,607
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025			9,750	10,691,612
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025			2,598	2,684,899
Total						23,604,170
Total Corporate Bonds (cost $2,127,145,850)						2,238,246,178

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FLOATING RATE LOANS(h) 4.03%

Aerospace/Defense 0.34%

Boeing Company The Term Loan	1.52% (3 Mo. LIBOR + 1.25%)- 1.563%	2/7/2022	$10,000		$9,725,000	(i)

Air Transportation 0.04%

JetBlue Airways Corporation Term Loan	6.25%(3 Mo. LIBOR + 5.25%)	6/17/2024	1,250		1,249,375

Automotive 0.06%

Ford Motor Company Unsecured Term Loan	1.91%(1 Mo. LIBOR + 1.75%)	12/31/2022	1,915		1,761,723	(i)

Beverages 0.05%

Keurig Dr Pepper Inc. Term Loan	1.138%(1 Mo. LIBOR + .95%)	2/8/2023	1,486		1,478,812

Building Materials 0.05%

Forterra Finance, LLC 2017 Term Loan B	4.00%(1 Mo. LIBOR + 3.00%)	10/25/2023	1,508		1,487,076

Business Services 0.09%

Refinitiv US Holdings Inc. 2018 USD Term Loan	3.406%(1 Mo. LIBOR + 3.25%)	10/1/2025	2,663		2,644,118

Computer Hardware 0.04%

Science Applications International Corporation 2020 Incremental Term Loan B	2.406%(1 Mo. LIBOR + 2.25%)	3/12/2027	1,121		1,116,298

Computer Software 0.05%

EagleView Technology Corporation 2018 Add On Term Loan B	3.756%(3 Mo. LIBOR + 3.50%)	8/14/2025	1,447		1,405,845
Veritas Bermuda Ltd. USD Repriced Term Loan B	5.50%(3 Mo. LIBOR + 4.50%)	1/27/2023	—	(j)	1
Total					1,405,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.30%

Playtika Holding Corp Term Loan B	7.072%(3 Mo. LIBOR + 6.00%)	12/10/2024	$6,581	$6,647,425
Scientific Games International, Inc. 2018 Term Loan B5	2.906% (6 Mo. LIBOR + 2.75%)- 3.612%	8/14/2024	2,187	2,051,736
Total				8,699,161

Environmental Services 0.11%

Stericycle Inc 2017 Term Loan	1.904% (1 Mo. LIBOR + 1.75%)- 1.920%	11/17/2022	1,138	1,080,822	(i)
Stericycle Inc Incremental Term Loan	2.029% (1 Mo. LIBOR + 1.88%)- 2.045%	11/17/2022	2,090	1,985,445	(i)
Total				3,066,267

Health Care 0.04%

MPH Acquisition Holdings LLC 2016 Term Loan B	3.75%(3 Mo. LIBOR + 2.75%)	6/7/2023	1,246	1,236,186

Insurance 0.02%

Vertafore, Inc. 2018 1st Lien Term Loan	3.406%(1 Mo. LIBOR + 3.25%)	7/2/2025	438	438,506

Investment Management Companies 0.29%

RPI 2019 Intermediate Finance Trust 2020 New RPI Term Loan A1	1.656%(1 Wk. LIBOR + 1.50%)	2/11/2025	8,425	8,403,981

Leisure 0.14%

Hayward Industries, Inc. 1st Lien Term Loan	3.656%(1 Mo. LIBOR + 3.50%)	8/5/2024	3,972	3,920,906

Lodging 0.49%

Caesars Resort Collection, LLC 2020 Term Loan B1	4.703% (3 Mo. LIBOR + 4.50%)- 4.772%	7/21/2025	5,000	4,861,725
Resorts World Las Vegas LLC Term Loan A	1.66%(1 Mo. LIBOR + 1.50%)	4/16/2024	3,000	2,865,000	(i)
Wyndham Hotels & Resorts, Inc. Term Loan B	1.906%(1 Mo. LIBOR + 1.75%)	5/30/2025	6,418	6,193,166
Total				13,919,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.04%

NN, Inc. 2016 Term Loan B	—	(k)	10/19/2022	$1,000	$987,710

Media 0.20%

Banijay Entertainment S.A.S USD Term Loan (France)(c)	—	(k)	3/1/2025	5,800	5,669,500	(i)

Metal Fabricating 0.03%

Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(c)	8.50%(3 Mo. LIBOR + 6.50%)		3/6/2024	622	526,609
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(c)	0.50%		3/6/2025	880	323,316
Total					849,925

Miscellaneous 0.24%

UTEX Industries Inc. 1st Lien Term loan 2014	—	(k)	5/22/2021	712	224,281
UTEX Industries Inc. 2nd Lien Term Loan 2014	—	(k)	5/22/2022	1,275	128
WideOpenWest Finance LLC 2017 Term Loan B	4.25%(1 Mo. LIBOR + 3.25%)		8/18/2023	6,748	6,665,735
Total					6,890,144

Oil 0.00%
Tapstone Energy Holdings III, LLC Term Loan	5.00%(1 Mo. LIBOR + 4.00%)		4/17/2024	101	90,499	(i)

Real Estate Investment Trusts 0.03%

Invitation Homes Operating Partnership LP Term Loan A	1.856%(1 Mo. LIBOR + 1.70%)		2/6/2022	1,000	981,250

Retail 0.17%

AI Aqua Merger Sub, Inc. 2017 1st Lien Term Loan B	4.322%(3 Mo. LIBOR + 3.25%)		12/13/2023	4,968	4,818,850	(i)

Technology 0.10%

ION Trading Technologies S.a.r.l. USD Incremental Term Loan B (Luxembourg)(c)	5.072%(3 Mo. LIBOR + 4.00%)		11/21/2024	2,828	2,775,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications 1.11%

Consolidated Communications, Inc. 2016 Term Loan B	4.00%(1 Mo. LIBOR + 3.00%)		10/4/2023	$7,224		$7,068,003
LogMeIn, Inc. Term Loan B	—	(k)	8/14/2027	6,015		5,875,940
T-Mobile USA, Inc. 2020 Term Loan	3.156%(1 Mo. LIBOR + 3.00%)		4/1/2027	18,571		18,637,635
Total						31,581,578
Total Floating Rate Loans (cost $117,652,892)						115,198,078

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.01%

Federal Home Loan Mortgage Corp. 1020 S IO(l)	900.95	%#(m)	12/15/2020	—	(j)	2
Federal Home Loan Mortgage Corp. 1032 O IO(l)	544.714%		12/15/2020	—	(j)	1
Federal Home Loan Mortgage Corp. 1058 I IO(l)	1008.50%		4/15/2021	—	(j)	4
Federal Home Loan Mortgage Corp. 1059 U IO(l)	409.00%		4/15/2021	—	(j)	6
Federal Home Loan Mortgage Corp. 1066 S IO(l)	1195.607%		4/15/2021	—	(j)	21
Federal Home Loan Mortgage Corp. 1082 D IO(l)	1007.78%		5/15/2021	—	(j)	3
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	—	(j)	1
Federal Home Loan Mortgage Corp. 1137 M IO(l)	1185.497%		9/15/2021	—	(j)	22
Federal Home Loan Mortgage Corp. 1180 G IO(l)	1008.40%		11/15/2021	—	(j)	35
Federal Home Loan Mortgage Corp. 1200 IB IO(l)	1007.00%		2/15/2022	—	(j)	12
Federal Home Loan Mortgage Corp. 1241 X IO(l)	982.654%		4/15/2022	—	(j)	13
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	6		5,557
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	—	(j)	470
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	—	(j)	14
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	—	(j)	66
Federal National Mortgage Assoc. 1991-158 E IO(l)	1008.00	%#(m)	12/25/2021	—	(j)	21
Federal National Mortgage Assoc. 94 2 IO(l)	9.50%		8/25/2021	—	(j)	6
Government National Mortgage Assoc. 2013-48 IO(l)	0.627	%#(m)	7/16/2054	13,223		428,809
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $517,169)						435,063

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.24%

Federal Home Loan Mortgage Corp. (cost $6,403,748)	4.00%		10/1/2049	5,911		6,735,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.22%

Miscellaneous

Illinois	4.95%		6/1/2023	$918	$937,998
Illinois	5.10%		6/1/2033	1,935	1,983,491
Illinois	5.52%		4/1/2038	660	688,360
North Texas Tollway Auth	8.41%		2/1/2030	1,950	2,655,510
Total Municipal Bonds (cost $5,573,491)					6,265,359

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.30%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(m)	12/25/2059	1,407	1,428,403
BBCMS Mortgage Trust 2019-BWAY C†	1.772%(1 Mo. LIBOR + 1.61%)	#	11/25/2034	3,950	3,779,507
BX Commercial Mortgage Trust 2019-XL D†	1.612%(1 Mo. LIBOR + 1.45%)	#	10/15/2036	6,674	6,671,847
BX Commercial Mortgage Trust 2019-XL E†	1.962%(1 Mo. LIBOR + 1.80%)	#	10/15/2036	5,648	5,621,104
BX Commercial Mortgage Trust 2019-XL F†	2.162%(1 Mo. LIBOR + 2.00%)	#	10/15/2036	6,280	6,200,268
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.53	%#(m)	7/10/2050	1,776	1,684,635
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	1,254	1,366,859
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(m)	2/25/2050	3,244	3,298,746
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(m)	1/25/2060	2,004	2,029,132
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	1,595	1,626,485
Great Wolf Trust 2019-WOLF A†	1.196%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	8,100	7,821,950
Great Wolf Trust 2019-WOLF E†	2.894%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	1,902	1,725,186
GS Mortgage Securities Trust 2013-G1 A2 IO(l)	0.329	%#(m)	11/10/2048	30,000	329,400
GS Mortgage Securities Trust 2013-GC12 XA IO(l)	1.549	%#(m)	6/10/2046	21,298	650,998
GS Mortgage Securities Trust 2013-GC12 XB IO(l)	0.655	%#(m)	6/10/2046	47,400	623,964
GS Mortgage Securities Trust 2015-GC32 C	4.569	%#(m)	7/10/2048	1,022	999,752
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†(l)	0.723	%#(m)	8/5/2034	16,028	429,070
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†(l)	0.665	%#(m)	8/5/2034	18,308	174,109
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO(l)	0.901	%#(m)	4/15/2047	3,372	57,891
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO(l)	0.439	%#(m)	4/15/2047	1,896	22,072
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411	%#(m)	7/15/2048	1,674	1,636,982
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	588	402,303

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(m)	1/26/2060	$1,298	$1,328,146
PFP Ltd. 2019-6 C†	2.258%(1 Mo. LIBOR + 2.10%)	#	4/14/2037	4,576	4,319,630
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(m)	2/25/2024	918	932,045
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(m)	9/25/2042	183	184,401
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(m)	2/25/2050	2,001	2,035,942
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	2,308	2,357,393
VMC Finance LLC 2019-FL3 A†	1.262%(1 Mo. LIBOR + 1.10%)#		9/15/2036	2,644	2,579,241
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.411	%#(m)	7/15/2046	2,256	755,508
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(m)	11/15/2050	2,089	2,324,572
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO(l)	1.118	%#(m)	5/15/2047	10,116	275,492
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO(l)	0.733	%#(m)	5/15/2047	2,617	54,109
Total Non-Agency Commercial Mortgage-Backed Securities (cost $67,088,129)					65,727,142

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $867,377)	Zero Coupon			100	—	(a)

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 4.92%

U.S. Treasury Bond	1.25%		5/15/2050	$6,859	6,470,502
U.S. Treasury Bond	1.375%		8/15/2050	16,366	15,938,950
U.S. Treasury Inflation Indexed Note(n)	0.50%		4/15/2024	13,157	14,081,769
U.S. Treasury Note	0.25%		7/31/2025	76,347	76,290,336
U.S. Treasury Note	0.625%		8/15/2030	28,003	27,773,288
Total U.S. Treasury Obligations (cost $140,397,701)					140,554,845
Total Long-Term Investments (cost $2,627,278,339)					2,733,327,892

SHORT-TERM INVESTMENTS 4.70%

COMMERCIAL PAPER 1.89%

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.62%

General Motors Financial Co., Inc.	0.456%	9/1/2020	$4,607	$4,607,000
General Motors Financial Co., Inc.	0.507%	9/8/2020	1,190	1,189,884
General Motors Financial Co., Inc.	0.507%	9/8/2020	362	361,965
General Motors Financial Co., Inc.	0.558%	9/4/2020	790	789,964
Hyundai Capital America	0.254%	9/9/2020	2,656	2,655,853
Hyundai Capital America	0.254%	9/14/2020	4,661	4,660,579
Hyundai Capital America	0.264%	10/19/2020	2,418	2,417,162
Nissan Motor Acceptance Corp.	5.747%	12/14/2020	1,006	1,000,064
Total				17,682,471

Chemicals 0.39%

BASF SE	0.254%	9/28/2020	2,948	2,947,447
Dow Chemical Co.	0.233%	9/17/2020	667	666,932
Dow Chemical Co.	0.243%	9/28/2020	3,170	3,169,429
Eastman Chemical Co.	0.355%	9/8/2020	4,297	4,296,708
Total				11,080,516

Electric: Power 0.07%

Enel Finance America LLC	0.304%	10/27/2020	982	981,541
Enel Finance America LLC	0.325%	10/14/2020	919	918,649
Total				1,900,190

Health Care Services 0.05%

Catholic Health Initiatives	1.928%	9/8/2020	1,319	1,318,513

Leasing 0.02%

Aviation Capital Group Corp.	0.426%	9/1/2020	528	528,000

Leisure 0.22%

Carnival Corp.	2.152%	9/3/2020	2,196	2,195,744
Carnival Corp.	2.152%	9/4/2020	4,082	4,081,285
Total				6,277,029

Metals & Minerals: Miscellaneous 0.14%

Glencore Funding LLC	0.477%	9/25/2020	2,083	2,082,347
Glencore Funding LLC	0.477%	9/29/2020	2,068	2,067,244
Total				4,149,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.13%

Canadian Natural Resources Ltd.	0.254%	9/21/2020	$2,493	$2,492,654
Canadian Natural Resources Ltd.	0.284%	9/25/2020	1,280	1,279,761
Total				3,772,415

Oil: Crude Producers 0.19%

Enable Midstream Partners L.P.	0.69%	9/10/2020	254	253,957
Energy Transfer Partners L.P.	0.659%	9/1/2020	5,244	5,244,000
Total				5,497,957

Retail 0.06%

Walgreen Co.	0.203%	9/1/2020	1,716	1,716,000
Total Commercial Paper (cost $53,912,634)				53,922,682

Repurchase Agreements 2.81%

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $29,431,300 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $30,889,832; proceeds: $30,284,096			30,284	30,284,096
Repurchase Agreement dated 8/31/2020, 0.06% due 9/1/2020 with JPMorgan Chase & Co. collateralized by $47,408,000 of U.S. Treasury Note at 1.625% due 5/15/2026; value: $51,059,736; proceeds: $50,000,083			50,000	50,000,000
Total Repurchase Agreements (cost $80,284,096)				80,284,096
Total Short-Term Investments (cost $134,196,730)				134,206,778
Total Investments in Securities 100.37% (cost $2,761,475,069)				2,867,534,670
Liabilities in Excess of Other Assets(o) (0.37%)				(10,587,043)
Net Assets 100.00%				$2,856,947,627

EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $917,975,943, which represents 32.13% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis.
(f)	Defaulted (non-income producing security).
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2020.
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Amount is less than $1,000.
(k)	Interest rate to be determined.
(l)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(o)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at August 31, 2020 (1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	06/20/2025	$57,660,000	$60,994,302	$(3,285,660)	$6,619,962

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $6,619,962. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Bank of America	9/4/2020	12,170,000	$13,760,266	$14,523,663	$(763,397)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2020	1,505	Long		$332,339,172		$332,522,694	$183,522
U.S. 5-Year Treasury Note	December 2020	1,432	Long		180,143,552		180,476,750	333,198
Ultra Long U.S. Treasury Bond	December 2020	248	Long		54,163,465		54,784,750	621,285
Total Unrealized Appreciation on Open Futures Contracts								$1,138,005

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Schatz	September 2020	75	Short	EUR	(8,397,992)	EUR	(8,401,125)	$(3,739)
U.S. 10-Year Ultra Treasury Bond	December 2020	514	Short		$(81,583,535)		$(81,950,875)	(367,340)
U.S. Long Bond	December 2020	3	Short		(524,338)		(527,156)	(2,818)
Total Unrealized Depreciation on Open Futures Contracts								$(373,897)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$126,814,771	$1,810,416		$128,625,187
Remaining Industries	—	31,534,920	—		31,534,920
Common Stocks
Oil	—	3,882	1,307		5,189
Corporate Bonds	—	2,238,246,178	—		2,238,246,178
Floating Rate Loans
Aerospace/Defense	—	—	9,725,000		9,725,000
Automotive	—	—	1,761,723		1,761,723
Environmental Services	—	—	3,066,267		3,066,267
Lodging	—	11,054,891	2,865,000		13,919,891
Media	—	—	5,669,500		5,669,500
Oil	—	—	90,499		90,499
Retail	—	—	4,818,850		4,818,850
Remaining Industries	—	76,146,348	—		76,146,348
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	435,063	—		435,063
Government Sponsored Enterprises Pass-Through	—	6,735,931	—		6,735,931
Municipal Bonds	—	6,265,359	—		6,265,359
Non-Agency Commercial Mortgage-Backed Securities	—	65,727,142	—		65,727,142
Preferred Stock	—	—	—	(3)	—
U.S. Treasury Obligations	—	140,554,845	—		140,554,845
Short-Term Investments
Commercial Paper	—	53,922,682	—		53,922,682
Repurchase Agreements	—	80,284,096	—		80,284,096
Total	$—	$2,837,726,108	$29,808,562		$2,867,534,670
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$6,619,962	$—		$6,619,962
Liabilities	—	—	—		—
Forward Foreign Currency Exchange Contract
Assets	—	—	—		—
Liabilities	—	(763,397)	—		(763,397)
Futures Contracts
Assets	1,138,005	—	—		1,138,005
Liabilities	(373,897)	—	—		(373,897)
Total	$764,108	$5,856,565	$—		$6,620,673

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount less than $1.00.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND August 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Commercial Paper	Common Stock	Floating Rate Loans	Preferred Stock
Balance as of December 1, 2019	$—	$5,967,800	$—	$5,126,106	—	(a)
Accrued Discounts (Premiums)	3,388	32,200	—	38,074	—
Realized Gain (Loss)	(230,591)	—	—	(25,040)	—
Change in Unrealized Appreciation (Depreciation)	(65,321)	—	—	(615,022)	—	(a)
Purchases	2,698,437	—	1,307	29,871,331	—
Sales	(1,487,500)	(6,000,000)	—	(1,715,709)	—
Transfers into Level 3	892,003	—	—	—	—
Transfers out of Level 3	—	—	—	(4,682,901)	—
Balance as of August 31, 2020	$1,810,416	$—	$1,307	$27,996,839	—
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$(65,321)	$—	$—	$(612,817)	—	(a)

(a)	Amount less than $1.00.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.35%

ASSET-BACKED SECURITIES 14.87%

Automobiles 5.11%

ACC Trust 2019-1 A†	3.75%	5/20/2022	$235	$237,163
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	578	580,578
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	221	221,074
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	583	593,067
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	534	540,182
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	582	591,590
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	67	67,551
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	189	189,183
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	515,748
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	634	637,767
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	211	212,032
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	263	263,422
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	379,892
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	200	205,224
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	591	607,137
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	229	230,301
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	232,975
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	408	412,312
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	110	112,765
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	181	184,052
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	281	284,108
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	551	557,165
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	667	677,413
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	500	515,062
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	319	320,724
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	169	172,040
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	2,371	2,403,373
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	164	164,610
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	701	732,979
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	638	646,228
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	1,238	1,276,445
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717	742,301
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	65	64,635
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	1,289	1,315,359
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	1,030	1,042,546
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	320	320,497
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	885	895,643
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	265	267,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	$1,082	$1,096,221
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,417	1,473,812
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	932	1,022,985
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	193	198,021
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	480	484,198
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416	439,999
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	510	515,317
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	27	27,329
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	155	155,287
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	1,127	1,146,943
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	1,483	1,515,483
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	989	1,007,056
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	3	3,001
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	11	11,146
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	622	622,398
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	172	172,123
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	71	71,295
Tesla Auto Lease Trust 2020-A A3†	0.68%	12/20/2023	204	204,192
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	988	1,000,415
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,216	1,249,402
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	1,145	1,165,033
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	1,114	1,135,810
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	340	345,757
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	1,190	1,237,416
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	226	232,392
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	572	577,140
Total				36,522,466

Credit Cards 1.32%

Capital One Multi-Asset Execution Trust 2019-A2	1.72%	8/15/2024	289	297,074
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	231	231,466
Master Credit Card Trust II Series 2018-1A A†	0.661%(1 Mo. LIBOR + .49%) #	7/21/2024	1,254	1,253,255
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	2,543	2,549,944
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	500	510,270
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	693	697,460
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	999	1,022,765
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	743	762,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2019-A	3.14%	12/15/2025		$939	$971,339
World Financial Network Credit Card Master Trust 2019-B A	2.49%	4/15/2026		76	78,289
World Financial Network Credit Card Master Trust 2019-C A	2.21%	7/15/2026		1,051	1,076,986
Total					9,450,910

Home Equity 0.01%
New Century Home Equity Loan Trust 2005-A A6	4.711%	8/25/2035		33	32,590

Other 8.43%
Ammc Clo Ltd. 2016-19A CR†	2.825%(3 Mo. LIBOR + 2.55%) #	10/16/2028		750	748,871
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022		997	1,018,398
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%	6/20/2024		1,175	1,196,800
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.297%(3 Mo. LIBOR + 1.05%) #	1/28/2031		970	958,510
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.297%(3 Mo. LIBOR + 1.05%) #	1/28/2031		1,212	1,201,717
Apex Credit CLO Ltd. 2016-1A AS1R†	1.545%(3 Mo. LIBOR + 1.30%) #	10/27/2028		1,512	1,502,026
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.312%(1 Mo. LIBOR + 1.15%) #	6/15/2028		1,020	1,012,409
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021		75	74,786
Avery Point V CLO Ltd. 2014-5A AR†	1.253%(3 Mo. LIBOR + .98%) #	7/17/2026		196	196,140
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	2.022%(3 Mo. LIBOR + 1.75%) #	1/20/2029		1,000	993,967
Colombia Cent CLO Ltd. 2018-27A A2A†	1.845%(3 Mo. LIBOR + 1.60%) #	10/25/2028		281	276,550
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023		19	19,497
Conn’s Receivables Funding LLC 2019-B A†	2.66%	6/17/2024		430	425,398
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028		47	46,812
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031		1,128	1,172,307
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031		675	684,478
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021		182	182,013
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040		22	22,091
Dryden XXV Senior Loan Fund 2012-25A BRR†	1.625%(3 Mo. LIBOR + 1.35%) #	10/15/2027		1,865	1,820,867
Elm CLO Ltd. 2014-1A BRR†	2.023%(3 Mo. LIBOR + 1.75%) #	1/17/2029		2,500	2,481,464
ENVA LLC 2019-A A†	3.96%	6/22/2026		99	98,910
Fairstone Financial Issuance Trust I 2019-1A A†(a)	3.948%	3/21/2033	CAD	503	387,738
Fairstone Financial Issuance Trust I 2019-1A B†(a)	5.084%	3/21/2033	CAD	226	172,870	(b)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Fairstone Financial Issuance Trust I 2019-1A C†(a)	6.299%		3/21/2033	CAD	426	$324,300	(b)
Fairstone Financial Issuance Trust I 2019-1A D†(a)	7.257%		3/21/2033	CAD	252	192,921	(b)
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		$421	420,919
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.725%(1 Mo. LIBOR + 1.55%)	#	9/15/2028		2,199	2,167,239
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.325%(1 Mo. LIBOR + 2.15%)	#	9/15/2028		824	806,942
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.325%(3 Mo. LIBOR + 1.08%)	#	7/25/2027		620	617,691
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.895%(3 Mo. LIBOR + 1.65%)	#	7/25/2027		667	658,333
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030		690	696,609
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030		522	531,657
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030		157	159,796
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		2,664	2,757,054
Jamestown CLO VII Ltd. 2015-7A A1R†	1.075%(3 Mo. LIBOR + .83%)	#	7/25/2027		1,189	1,178,506
Jamestown CLO VII Ltd. 2015-7A A2R†	1.545%(3 Mo. LIBOR + 1.30%)	#	7/25/2027		944	921,757
JFIN CLO Ltd. 2013-1A A1NR†	1.662%(3 Mo. LIBOR + 1.39%)	#	1/20/2030		1,380	1,360,305
JFIN CLO Ltd. 2013-1A A2R†	2.472%(3 Mo. LIBOR + 2.20%)	#	1/20/2030		690	697,877
Madison Park Funding XVI Ltd. 2015-16A A2R†	2.172%(3 Mo. LIBOR + 1.90%)	#	4/20/2026		340	340,311
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024		2,181	2,264,925
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.472%(3 Mo. LIBOR + 1.20%)	#	4/18/2025		395	394,759
Mountain View CLO X Ltd. 2015-10A AR†	1.086%(3 Mo. LIBOR + .82%)	#	10/13/2027		510	506,516
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034		129	131,368
N-Star REL CDO VIII Ltd. 2006-8A B†	0.593%(1 Mo. LIBOR + .42%)	#	2/1/2041		1,136	1,127,185	(b)
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069		415	415,990
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023		1,846	1,880,431
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023		736	745,446
Northwoods Capital 20 Ltd. 2019-20A B†	2.245%(3 Mo. LIBOR + 2.00%)	#	1/25/2030		676	677,688
Northwoods Capital Ltd. 2019-20A A1†	1.565%(3 Mo. LIBOR + 1.32%)	#	1/25/2030		417	414,697
Oaktree CLO 2014-1A A1R†	1.544%(3 Mo. LIBOR + 1.29%)	#	5/13/2029		710	707,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Oaktree CLO Ltd. 2015-1A A1R†	1.142%(3 Mo. LIBOR + .87%)	#	10/20/2027	$649	$648,989
OCP CLO Ltd. 2015-10A A2AR†	1.545%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	645	635,693
OCP CLO Ltd. 2016-12A A2R†	1.872%(3 Mo. LIBOR + 1.60%)	#	10/18/2028	1,103	1,095,940
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210	223,295
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	314	324,118
Orec Ltd. 2018-CRE1 A†	1.342%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	1,675	1,639,455
OZLM VIII Ltd. 2014-8A A1RR†	1.443%(3 Mo. LIBOR + 1.17%)	#	10/17/2029	713	709,042
Palmer Square Loan Funding Ltd. 2018-1A A1†	0.875%(3 Mo. LIBOR + .60%)	#	4/15/2026	1,089	1,085,132
Palmer Square Loan Funding Ltd. 2018-5A A2†	1.672%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	667	656,020
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	904	904,985
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	644	647,061
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	1,601	1,580,957
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	68	67,759	(b)
Salem Fields CLO Ltd. 2016-2A A2R†	1.945%(3 Mo. LIBOR + 1.70%)	#	10/25/2028	1,227	1,217,264
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	795	801,039
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	313	313,472
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	1,907	1,911,627
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	934	945,369
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	2,107	2,177,665
Seneca Park CLO Ltd. 2014-1A AR†	1.393%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	66	65,570
Towd Point Asset Trust 2018-SL1 A†	0.775%(1 Mo. LIBOR + .60%)	#	1/25/2046	1,382	1,357,449
WhiteHorse VIII Ltd. 2014-1A BR†	1.701%(3 Mo. LIBOR + 1.45%)	#	5/1/2026	1,501	1,490,229
Total					60,291,207
Total Asset-Backed Securities (cost $105,215,958)					106,297,173

				Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $103,114)				10	412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.12%

Energy Equipment & Services 0.01%

SunPower Corp.	0.875%	6/1/2021	$108	$103,408

Technology 0.11%

Weibo Corp. (China)(c)	1.25%	11/15/2022	798	765,083
Total Convertible Bonds (cost $874,919)				868,491

CORPORATE BONDS 47.82%

Aerospace/Defense 1.34%

Boeing Co. (The)	2.30%	8/1/2021	360	364,444
Boeing Co. (The)	4.508%	5/1/2023	4,417	4,667,434
Boeing Co. (The)	4.875%	5/1/2025	3,440	3,745,830
Howmet Aerospace, Inc.	5.125%	10/1/2024	728	781,282
Total				9,558,990

Air Transportation 0.29%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(c)	3.875%	9/15/2024	260	223,052
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025	140	114,989
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	133	116,330
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	978	690,960
American Airlines Group, Inc.†	3.75%	3/1/2025	738	353,664
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	151	132,997
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	23	20,144
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	555	447,951
Total				2,100,087

Apparel 0.01%

William Carter Co. (The)†	5.50%	5/15/2025	94	100,403

Auto Parts: Original Equipment 0.45%

Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,200	1,200,005
ZF North America Capital, Inc.†	4.50%	4/29/2022	300	311,438
ZF North America Capital, Inc.†	4.75%	4/29/2025	1,598	1,693,081
Total				3,204,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 3.56%

Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%	4/15/2022	$257	$235,854
BMW US Capital LLC†	3.80%	4/6/2023	806	872,111
BMW US Capital LLC†	3.90%	4/9/2025	1,393	1,567,632
Daimler Finance North America LLC†	0.799%(3 Mo. LIBOR + .55%) #	5/4/2021	500	499,903
Daimler Finance North America LLC†	0.919%(3 Mo. LIBOR + .67%) #	11/5/2021	1,000	1,000,673
Daimler Finance North America LLC†	3.65%	2/22/2024	2,775	3,012,694
Ford Motor Credit Co. LLC	1.227%(3 Mo. LIBOR + .93%) #	9/24/2020	968	967,486
Ford Motor Credit Co. LLC	1.331%(3 Mo. LIBOR + 1.08%) #	8/3/2022	200	188,608
Ford Motor Credit Co. LLC	2.979%	8/3/2022	300	299,062
Ford Motor Credit Co. LLC	3.087%	1/9/2023	468	466,123
Ford Motor Credit Co. LLC	3.219%	1/9/2022	475	474,354
Ford Motor Credit Co. LLC	3.37%	11/17/2023	702	706,974
Ford Motor Credit Co. LLC	3.813%	10/12/2021	707	711,348
Ford Motor Credit Co. LLC	5.584%	3/18/2024	1,445	1,542,537
Ford Motor Credit Co. LLC	5.875%	8/2/2021	3,072	3,143,255
General Motors Co.	5.40%	10/2/2023	174	193,013
General Motors Co.	6.125%	10/1/2025	167	196,193
General Motors Financial Co., Inc.	2.75%	6/20/2025	878	907,637
General Motors Financial Co., Inc.	2.90%	2/26/2025	559	581,434
General Motors Financial Co., Inc.	3.15%	6/30/2022	166	171,047
General Motors Financial Co., Inc.	3.70%	5/9/2023	557	584,057
General Motors Financial Co., Inc.	3.95%	4/13/2024	1,117	1,193,206
General Motors Financial Co., Inc.	4.25%	5/15/2023	280	298,886
General Motors Financial Co., Inc.	5.10%	1/17/2024	1,801	1,979,860
General Motors Financial Co., Inc.	5.20%	3/20/2023	346	377,639
Hyundai Capital America†	3.00%	6/20/2022	213	219,632
Tesla, Inc.†	5.30%	8/15/2025	227	236,110
Toyota Motor Credit Corp.	1.35%	8/25/2023	893	916,594
Volkswagen Group of America Finance LLC†	2.90%	5/13/2022	861	893,777
Volkswagen Group of America Finance LLC†	3.125%	5/12/2023	745	791,029
Volkswagen Group of America Finance LLC†	3.35%	5/13/2025	212	233,185
Total				25,461,913

Banks: Regional 8.52%

ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025	200	226,522
ABN AMRO Bank NV (Netherlands)(c)	6.25%	4/27/2022	2,533	2,739,651
AIB Group plc (Ireland)†(c)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025	712	773,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

AIB Group plc (Ireland)†(c)	4.75%	10/12/2023	$665	$729,067
Akbank T.A.S. (Turkey)†(c)	5.00%	10/24/2022	600	589,274
ASB Bank Ltd. (New Zealand)†(c)	3.75%	6/14/2023	1,018	1,105,910
Associated Bank NA	3.50%	8/13/2021	995	1,017,909
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.50%	3/19/2024	216	237,967
Bancolombia SA (Colombia)(c)	3.00%	1/29/2025	407	415,095
Bank of America Corp.	2.015%(3 Mo. LIBOR + .64%) #	2/13/2026	1,708	1,780,841
Bank of America Corp.	2.456%(3 Mo. LIBOR + .87%) #	10/22/2025	909	963,645
Bank of America Corp.	3.366%(3 Mo. LIBOR + .81%) #	1/23/2026	190	209,014
Bank of America Corp.	3.95%	4/21/2025	1,064	1,197,645
Bank of Ireland Group plc (Ireland)†(c)	4.50%	11/25/2023	912	992,125
BankUnited, Inc.	4.875%	11/17/2025	1,804	2,035,781
Barclays Bank plc (United Kingdom)†(c)	10.179%	6/12/2021	2,148	2,294,986
BBVA Bancomer SA†	6.50%	3/10/2021	205	210,048
Canadian Imperial Bank of Commerce (Canada)(c)	0.95%	6/23/2023	793	802,930
CIT Group, Inc.	3.929%(SOFR + 3.83%) #	6/19/2024	266	274,924
CIT Group, Inc.	4.75%	2/16/2024	96	101,190
CIT Group, Inc.	5.00%	8/15/2022	54	56,575
CIT Group, Inc.	5.00%	8/1/2023	1,415	1,500,855
Citigroup, Inc.	1.678%(SOFR + 1.67%) #	5/15/2024	668	685,428
Citigroup, Inc.	3.106%(SOFR + 2.75%) #	4/8/2026	765	831,422
Citigroup, Inc.	3.142%(3 Mo. LIBOR + .72%) #	1/24/2023	653	675,818
Credit Suisse Group AG (Switzerland)†(c)	2.193%(SOFR + 2.04%) #	6/5/2026	529	547,514
Danske Bank A/S (Denmark)†(c)	1.226%	6/22/2024	593	600,126
Danske Bank A/S (Denmark)†(c)	3.001%(3 Mo. LIBOR + 1.25%) #	9/20/2022	718	733,418
Danske Bank A/S (Denmark)†(c)	3.244%(3 Mo. LIBOR + 1.59%) #	12/20/2025	200	214,851
Danske Bank A/S (Denmark)†(c)	5.00%	1/12/2022	909	958,615
Danske Bank A/S (Denmark)†(c)	5.375%	1/12/2024	364	412,411
FNB Corp.	2.20%	2/24/2023	510	511,170
Goldman Sachs Group, Inc. (The)	1.006%(3 Mo. LIBOR + .75%) #	2/23/2023	235	236,320
Goldman Sachs Group, Inc. (The)	1.041%(3 Mo. LIBOR + .78%) #	10/31/2022	691	694,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	1.264%(3 Mo. LIBOR + 1.00%) #	7/24/2023	$424	$427,809
Goldman Sachs Group, Inc. (The)	3.272%(3 Mo. LIBOR + 1.20%) #	9/29/2025	563	613,593
Goldman Sachs Group, Inc. (The)	3.50%	4/1/2025	695	770,852
Intesa Sanpaolo SpA (Italy)†(c)	6.50%	2/24/2021	2,138	2,187,229
JPMorgan Chase & Co.	3.875%	9/10/2024	1,400	1,560,402
Lloyds Banking Group plc (United Kingdom)(c)	1.326%(1 Yr Treasury CMT + 1.10%) #	6/15/2023	200	201,989
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021	294	304,219
Macquarie Group Ltd. (Australia)†(c)	3.189%(3 Mo. LIBOR + 1.02%) #	11/28/2023	871	912,860
Manufacturers & Traders Trust Co.	1.371%(1 Mo. LIBOR + 1.22%) #	12/28/2020	346	346,171
Morgan Stanley	4.10%	5/22/2023	622	676,457
Morgan Stanley	5.00%	11/24/2025	500	588,629
National Securities Clearing Corp.†	1.20%	4/23/2023	601	612,528
National Securities Clearing Corp.†	1.50%	4/23/2025	393	407,732
Natwest Group plc (United Kingdom)(c)	6.125%	12/15/2022	610	669,875
Nordea Bank Abp (Finland)†(c)	4.25%	9/21/2022	505	537,878
Popular, Inc.	6.125%	9/14/2023	504	537,967
Santander UK Group Holdings plc (United Kingdom)(c)	3.373%(3 Mo. LIBOR + 1.08%) #	1/5/2024	698	734,974
Standard Chartered plc (United Kingdom)†(c)	4.247%(3 Mo. LIBOR + 1.15%) #	1/20/2023	1,578	1,643,954
Swedbank AB (Sweden)†(c)	1.30%	6/2/2023	793	809,293
Swedbank AB (Sweden)†(c)	2.80%	3/14/2022	837	866,526
Synovus Bank/Columbus G	2.289%(SOFR + .95%) #	2/10/2023	250	254,077
Synovus Financial Corp.	3.125%	11/1/2022	1,470	1,519,385
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.625%	5/30/2022	1,267	1,242,297
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	1/30/2023	364	349,154
UBS AG	7.625%	8/17/2022	4,406	4,942,794
UBS Group AG (Switzerland)†(c)	1.008%(1 Yr Treasury CMT + .83%) #	7/30/2024	521	524,231
UBS Group AG (Switzerland)†(c)	1.476%(3 Mo. LIBOR + 1.22%) #	5/23/2023	1,085	1,097,809
Wells Fargo & Co.	2.164%(3 Mo. LIBOR + .75%) #	2/11/2026	5,740	5,990,410
Wells Fargo & Co.	2.188%(SOFR + 2.00%) #	4/30/2026	2,088	2,184,297
Total				60,872,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.12%

Royalty Pharma plc†(d)	0.75%	9/2/2023	$325	$325,062
Royalty Pharma plc†(d)	1.20%	9/2/2025	543	542,109
Total				867,171

Building Materials 0.46%

Boral Finance Pty Ltd. (Australia)†(c)	3.00%	11/1/2022	412	421,294
Carrier Global Corp.†	2.242%	2/15/2025	1,275	1,337,059
Owens Corning	4.20%	12/1/2024	1,204	1,332,995
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	214	216,920
Total				3,308,268

Business Services 0.50%

Adani Ports & Special Economic Zone Ltd. (India)†(c)	3.375%	7/24/2024	500	512,649
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	194	203,700
Equifax, Inc.	1.15%(3 Mo. LIBOR + .87%) #	8/15/2021	672	674,827
IHS Markit Ltd. (United Kingdom)(c)	4.125%	8/1/2023	172	188,224
Laureate Education, Inc.†	8.25%	5/1/2025	213	227,123
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	695	706,502
Nielsen Co. Luxembourg SARL (The) (Luxembourg)†(c)	5.00%	2/1/2025	500	510,000
PayPal Holdings, Inc.	1.65%	6/1/2025	173	179,795
PayPal Holdings, Inc.	2.40%	10/1/2024	342	365,260
Total				3,568,080

Chemicals 0.39%

Blue Cube Spinco LLC	9.75%	10/15/2023	177	183,233
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	600	621,526
Equate Petrochemical BV (Netherlands)†(c)	3.00%	3/3/2022	200	203,319
NOVA Chemicals Corp. (Canada)†(c)	5.25%	8/1/2023	495	496,542
Syngenta Finance NV (Netherlands)†(c)	3.933%	4/23/2021	1,026	1,039,397
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023	250	263,329
Total				2,807,346

Computer Hardware 1.10%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	4,506	4,977,931
Dell International LLC/EMC Corp.†	5.85%	7/15/2025	184	216,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware (continued)

Dell International LLC/EMC Corp.†	5.875%	6/15/2021	$21	$21,059
Hewlett Packard Enterprise Co.	4.45%	10/2/2023	500	550,875
HT Global IT Solutions Holdings Ltd. (Mauritius)†(c)	7.00%	7/14/2021	700	708,762
Leidos, Inc.†	2.95%	5/15/2023	683	721,337
Leidos, Inc.†	3.625%	5/15/2025	625	699,066
Total				7,895,158

Computer Software 0.61%

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	626	666,299
Intuit, Inc.	0.95%	7/15/2025	106	107,328
RP Crown Parent LLC†	7.375%	10/15/2024	477	487,086
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	1,751	1,838,550
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	1,245	1,255,763
Total				4,355,026

Construction/Homebuilding 0.54%

D.R. Horton, Inc.	2.60%	10/15/2025	1,135	1,217,805
D.R. Horton, Inc.	4.375%	9/15/2022	330	350,922
D.R. Horton, Inc.	4.75%	2/15/2023	152	164,176
D.R. Horton, Inc.	5.75%	8/15/2023	1,592	1,801,609
Forestar Group, Inc.†	8.00%	4/15/2024	143	152,280
M/I Homes, Inc.	5.625%	8/1/2025	185	192,612
Total				3,879,404

Containers 0.05%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	5.125%	7/15/2023	120	121,914
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	7.00%	7/15/2024	219	224,885
Total				346,799

Diversified 0.03%

KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023	212	213,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 1.44%

AbbVie, Inc.†	2.60%	11/21/2024	$1,357	$1,455,171
Bausch Health Cos., Inc.†	5.50%	3/1/2023	166	166,398
Bausch Health Cos., Inc.†	5.50%	11/1/2025	269	277,931
Bausch Health Cos., Inc.†	6.125%	4/15/2025	663	682,724
Bausch Health Cos., Inc.†	7.00%	3/15/2024	1,081	1,124,197
Bayer US Finance II LLC†	0.927%(3 Mo. LIBOR + .63%) #	6/25/2021	200	200,535
Bayer US Finance II LLC†	1.323%(3 Mo. LIBOR + 1.01%) #	12/15/2023	1,325	1,337,838
Bayer US Finance II LLC†	4.25%	12/15/2025	500	574,649
Becton Dickinson & Co.	1.181%(3 Mo. LIBOR + .88%) #	12/29/2020	671	671,287
Cardinal Health, Inc.	3.079%	6/15/2024	1,722	1,859,654
Cardinal Health, Inc.	3.50%	11/15/2024	1,505	1,655,024
Cigna Corp.	4.125%	11/15/2025	222	256,750
Total				10,262,158

Electric: Power 2.67%

AES Corp. (The)	5.50%	4/15/2025	500	516,600
Ausgrid Finance Pty Ltd. (Australia)†(c)	3.85%	5/1/2023	2,235	2,372,398
Calpine Corp.†	5.25%	6/1/2026	369	385,873
CenterPoint Energy, Inc.	2.50%	9/1/2024	584	621,823
Comision Federal de Electricidad (Mexico)†(c)	4.875%	5/26/2021	396	407,336
Comision Federal de Electricidad (Mexico)†(c)	4.875%	1/15/2024	1,397	1,501,642
DTE Energy Co.	1.05%	6/1/2025	132	132,809
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	353	372,408
Enel Finance International NV (Netherlands)†(c)	2.65%	9/10/2024	1,077	1,141,132
Enel Finance International NV (Netherlands)†(c)	4.25%	9/14/2023	1,197	1,312,566
Evergy, Inc.	2.45%	9/15/2024	368	390,922
Exelon Generation Co. LLC	3.25%	6/1/2025	664	732,607
Jersey Central Power & Light Co.†	4.70%	4/1/2024	341	381,735
NRG Energy, Inc.†	3.75%	6/15/2024	1,197	1,285,525
Origin Energy Finance Ltd. (Australia)†(c)	5.45%	10/14/2021	2,207	2,302,524
San Diego Gas & Electric Co.	1.914%	2/1/2022	116	117,484
Sempra Energy	4.05%	12/1/2023	465	511,068
TransAlta Corp. (Canada)(c)	4.50%	11/15/2022	1,861	1,911,014
Vistra Operations Co. LLC†	3.55%	7/15/2024	2,542	2,699,680
Total				19,097,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 1.29%

Broadcom, Inc.	3.15%	11/15/2025	$2,455	$2,660,791
Broadcom, Inc.	4.70%	4/15/2025	520	594,619
Microchip Technology, Inc.†	2.67%	9/1/2023	1,525	1,579,633
Microchip Technology, Inc.	3.922%	6/1/2021	408	417,333
Micron Technology, Inc.	2.497%	4/24/2023	531	554,950
NXP BV/NXP Funding LLC (Netherlands)†(c)	2.70%	5/1/2025	598	638,082
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.875%	9/1/2022	1,952	2,071,642
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	661	726,330
Total				9,243,380

Electronics 0.31%

Flex Ltd.	3.75%	2/1/2026	637	692,643
Roper Technologies, Inc.(d)	1.00%	9/15/2025	215	216,525
Trimble, Inc.	4.15%	6/15/2023	944	1,022,526
Trimble, Inc.	4.75%	12/1/2024	247	273,122
Total				2,204,816

Energy Equipment & Services 0.10%

Greenko Mauritius Ltd. (India)†(c)	6.25%	2/21/2023	695	716,710

Entertainment 0.16%

Colt Merger Sub, Inc.†	5.75%	7/1/2025	135	141,581
Colt Merger Sub, Inc.†	6.25%	7/1/2025	492	521,375
Enterprise Development Authority (The)†	12.00%	7/15/2024	443	486,700
Total				1,149,656

Financial Services 2.88%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	272	280,577
Air Lease Corp.	4.25%	2/1/2024	527	550,277
Aircastle Ltd.	4.40%	9/25/2023	1,323	1,314,121
Aircastle Ltd.	5.00%	4/1/2023	1,535	1,544,360
Ally Financial, Inc.	3.875%	5/21/2024	1,186	1,263,346
Ally Financial, Inc.	4.25%	4/15/2021	191	194,272
Ally Financial, Inc.	5.125%	9/30/2024	1,504	1,684,633
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%	10/1/2023	1,021	993,852
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%	5/15/2024	740	718,227
Capital One Financial Corp.	2.60%	5/11/2023	712	747,050
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	536	318,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Intercontinental Exchange, Inc.	0.70%	6/15/2023	$323	$325,303
Jefferies Financial Group, Inc.	5.50%	10/18/2023	1,837	2,026,652
Jefferies Group LLC	5.125%	1/20/2023	417	456,267
Jefferies Group LLC	6.875%	4/15/2021	2,140	2,220,095
Muthoot Finance Ltd. (India)†(c)	4.40%	9/2/2023	416	412,394
Muthoot Finance Ltd. (India)†(c)	6.125%	10/31/2022	500	512,850
Navient Corp.	5.50%	1/25/2023	40	41,413
Navient Corp.	5.875%	10/25/2024	807	832,219
Navient Corp.	6.125%	3/25/2024	499	524,347
OneMain Finance Cor	7.75%	10/1/2021	18	18,896
Park Aerospace Holdings Ltd. (Ireland)†(c)	3.625%	3/15/2021	348	341,861
Park Aerospace Holdings Ltd. (Ireland)†(c)	4.50%	3/15/2023	1,721	1,643,277
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.25%	8/15/2022	333	330,744
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024	1,342	1,324,034
Total				20,619,746

Food 0.54%

Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	5.75%	3/15/2025	374	385,648
Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	6.625%	6/15/2024	303	313,060
Ingles Markets, Inc.	5.75%	6/15/2023	262	266,746
JBS USA LUX SA/JBS USA Finance, Inc.†	5.75%	6/15/2025	120	124,200
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	229	233,939
MARB BondCo plc (United Kingdom)†(c)	6.875%	1/19/2025	200	208,845
MARB BondCo plc (United Kingdom)†(c)	7.00%	3/15/2024	275	284,284
Simmons Foods, Inc.†	7.75%	1/15/2024	358	377,205
Smithfield Foods, Inc.†	2.65%	10/3/2021	26	25,968
Smithfield Foods, Inc.†	3.35%	2/1/2022	691	689,221
Sysco Corp.	5.65%	4/1/2025	802	950,209
Total				3,859,325

Health Care Products 0.06%

Boston Scientific Corp.	1.90%	6/1/2025	206	216,103
Zimmer Biomet Holdings, Inc.	3.55%	4/1/2025	178	197,514
Total				413,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 1.93%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	$184	$186,779
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	195	201,561
Centene Corp.†	5.375%	6/1/2026	222	235,043
CommonSpirit Health	2.76%	10/1/2024	627	658,279
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,258,647
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	690	705,705
HCA, Inc.	5.00%	3/15/2024	1,468	1,659,716
HCA, Inc.	5.25%	4/15/2025	1,078	1,257,461
HCA, Inc.	5.25%	6/15/2026	187	220,941
Health Care Service Corp. A Mutual Legal Reserve Co.†	1.50%	6/1/2025	324	333,627
MEDNAX, Inc.†	5.25%	12/1/2023	1,495	1,524,908
Select Medical Corp.†	6.25%	8/15/2026	405	435,703
Universal Health Services, Inc.†	4.75%	8/1/2022	3,104	3,116,773
Total				13,795,143

Household Equipment/Products 0.39%

Newell Brands, Inc.	4.35%	4/1/2023	2,657	2,814,759

Insurance 0.96%

Assurant, Inc.	4.20%	9/27/2023	988	1,061,612
CNO Financial Group, Inc.	5.25%	5/30/2025	1,820	2,080,731
Equitable Financial Life Global Funding†	1.40%	7/7/2025	366	374,990
Equitable Holdings, Inc.	3.90%	4/20/2023	1,084	1,168,385
Kemper Corp.	4.35%	2/15/2025	460	509,361
Metropolitan Life Global Funding I†	0.90%	6/8/2023	369	373,708
Pacific Life Global Funding II†	1.20%	6/24/2025	212	215,448
Peachtree Corners Funding Trust†	3.976%	2/15/2025	442	487,430
Protective Life Global Funding†	1.082%	6/9/2023	183	185,689
Protective Life Global Funding†	1.17%	7/15/2025	372	375,010
Total				6,832,364

Leasing 0.42%

Aviation Capital Group LLC†	2.875%	1/20/2022	199	197,815
Aviation Capital Group LLC†	3.875%	5/1/2023	706	696,989
Penske Truck Leasing Co., LP/PTL Finance Corp.†	2.70%	11/1/2024	680	720,245
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	1,119	1,213,482
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	144	157,032
Total				2,985,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Leisure 0.21%

Carnival Corp.†	11.50%	4/1/2023		$597	$666,846
LTF Merger Sub, Inc.†	8.50%	6/15/2023		864	798,029
Total					1,464,875

Lodging 0.55%

Las Vegas Sands Corp.	2.90%	6/25/2025		1,307	1,304,169
Las Vegas Sands Corp.	3.20%	8/8/2024		2,203	2,238,543
Wyndham Destinations, Inc.	5.625%	3/1/2021		398	401,433
Total					3,944,145

Machinery: Agricultural 0.77%

BAT Capital Corp.	3.222%	8/15/2024		1,579	1,703,748
Imperial Brands Finance plc (United Kingdom)†(c)	3.125%	7/26/2024		1,590	1,681,583
Reynolds American, Inc.	4.45%	6/12/2025		1,850	2,107,366
Total					5,492,697

Machinery: Industrial/Specialty 0.86%

CNH Industrial Capital LLC	4.20%	1/15/2024		1,267	1,364,341
CNH Industrial Capital LLC	4.375%	11/6/2020		394	395,273
CNH Industrial Capital LLC	4.875%	4/1/2021		125	127,757
CNH Industrial NV (United Kingdom)(c)	4.50%	8/15/2023		1,303	1,403,021
Flowserve Corp.	4.00%	11/15/2023		313	327,408
Nvent Finance Sarl (Luxembourg)(c)	3.95%	4/15/2023		1,308	1,380,868
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025		58	61,111
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024		973	1,058,435
Total					6,118,214

Media 0.67%

iHeartCommunications, Inc.	6.375%	5/1/2026		440	458,573
NBCUniversal Enterprise, Inc.†	5.25%	—	(e)	4,280	4,349,550
Total					4,808,123

Metals & Minerals: Miscellaneous 1.59%

Alcoa Nederland Holding BV (Netherlands)†(c)	6.75%	9/30/2024		950	984,442
Anglo American Capital plc (United Kingdom)†(c)	3.75%	4/10/2022		2,310	2,394,805
Anglo American Capital plc (United Kingdom)†(c)	4.125%	4/15/2021		200	203,593
Anglo American Capital plc (United Kingdom)†(c)	4.125%	9/27/2022		1,807	1,906,310
Freeport-McMoRan, Inc.	3.875%	3/15/2023		117	121,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Freeport-McMoRan, Inc.	4.55%	11/14/2024	$544	$588,001
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022	450	478,813
Glencore Funding LLC†	4.125%	5/30/2023	1,890	2,034,527
Glencore Funding LLC†	4.625%	4/29/2024	484	541,721
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021	900	929,882
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	1,044	1,197,621
Total				11,381,089

Natural Gas 0.51%

National Fuel Gas Co.	3.75%	3/1/2023	515	533,207
National Fuel Gas Co.	4.90%	12/1/2021	682	710,094
National Fuel Gas Co.	5.50%	1/15/2026	1,183	1,296,221
NiSource, Inc.	0.95%	8/15/2025	538	539,988
Southern Star Central Corp.†	5.125%	7/15/2022	596	595,788
Total				3,675,298

Oil 5.19%

Afren plc (United Kingdom)†(c)(f)	6.625%	12/9/2020	195	956
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	195	4,977
Afren plc (United Kingdom)†(c)(f)	11.50%	2/1/2016	390	9,954
American Energy- Permian Basin LLC†(f)	12.00%	10/1/2024	266	6,650
BP Capital Markets America, Inc.	3.194%	4/6/2025	449	495,119
Callon Petroleum Co.	6.125%	10/1/2024	192	63,300
Callon Petroleum Co.	6.25%	4/15/2023	2,360	842,249
Cenovus Energy, Inc. (Canada)(c)	5.375%	7/15/2025	178	181,306
Cimarex Energy Co.	4.375%	6/1/2024	704	758,132
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(c)	4.50%	10/3/2023	342	378,495
Concho Resources, Inc.	4.375%	1/15/2025	1,181	1,220,394
Continental Resources, Inc.	3.80%	6/1/2024	226	223,408
Continental Resources, Inc.	4.50%	4/15/2023	2,377	2,396,206
Continental Resources, Inc.	5.00%	9/15/2022	3,766	3,766,941
Diamondback Energy, Inc.	2.875%	12/1/2024	678	699,180
Diamondback Energy, Inc.	4.75%	5/31/2025	321	352,588
Diamondback Energy, Inc.	5.375%	5/31/2025	3,203	3,336,329
Eni SpA (Italy)†(c)	4.00%	9/12/2023	660	714,964
Eni SpA (Italy)†(c)	4.15%	10/1/2020	600	601,457
Equinor ASA (Norway)(c)	1.75%	1/22/2026	191	200,223
Exxon Mobil Corp.	2.992%	3/19/2025	187	205,540
Helmerich & Payne, Inc.	4.65%	3/15/2025	98	108,458
Hess Corp.	3.50%	7/15/2024	1,046	1,082,463
HighPoint Operating Corp.	7.00%	10/15/2022	88	22,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Husky Energy, Inc. (Canada)(c)	4.00%	4/15/2024	$1,002	$1,058,910
KazMunayGas National Co. JSC (Kazakhstan)†(c)	3.875%	4/19/2022	800	830,024
Laredo Petroleum, Inc.	9.50%	1/15/2025	729	522,343
Lukoil International Finance BV (Netherlands)†(c)	6.125%	11/9/2020	200	202,204
Marathon Petroleum Corp.	5.375%	10/1/2022	938	941,785
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	427	435,873
Montage Resources Corp.	8.875%	7/15/2023	1,207	1,237,917
Murphy Oil Corp.	6.875%	8/15/2024	485	493,684
Oasis Petroleum, Inc.	6.875%	3/15/2022	2,529	499,477
Occidental Petroleum Corp.	2.70%	8/15/2022	278	273,830
Occidental Petroleum Corp.	2.90%	8/15/2024	1,052	969,807
Occidental Petroleum Corp.	6.95%	7/1/2024	913	947,237
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	225	5
Parsley Energy LLC/Parsley Finance Corp.†	5.25%	8/15/2025	507	522,532
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	125	127,720
Petrobras Global Finance BV (Netherlands)(c)	8.375%	5/23/2021	591	620,919
Petroleos Mexicanos (Mexico)(c)	4.25%	1/15/2025	809	777,971
Petroleos Mexicanos (Mexico)(c)	5.375%	3/13/2022	252	256,918
Range Resources Corp.	5.00%	8/15/2022	1,914	1,929,551
Range Resources Corp.	5.875%	7/1/2022	82	83,313
Reliance Industries Ltd. (India)†(c)	5.40%	2/14/2022	1,350	1,425,655
Seven Generations Energy Ltd. (Canada)†(c)	6.75%	5/1/2023	1,766	1,790,097
SM Energy Co.	6.125%	11/15/2022	757	593,477
Suncor Energy Ventures Corp. (Canada)†(c)	9.40%	9/1/2021	125	132,804
Suncor Energy, Inc. (Canada)(c)	9.25%	10/15/2021	524	569,754
Tengizchevroil Finance Co. International Ltd.(Kazakhstan)†(c)	2.625%	8/15/2025	330	335,956
Valero Energy Corp.	2.70%	4/15/2023	501	524,024
Valero Energy Corp.	2.85%	4/15/2025	355	380,063
Viper Energy Partners LP†	5.375%	11/1/2027	719	741,785
WPX Energy, Inc.	5.25%	10/15/2027	227	226,181
Total				37,123,236

Oil: Crude Producers 3.25%

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	1,649	1,904,175
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	3,102	3,616,953
Energy Transfer Operating LP	4.25%	3/15/2023	2,099	2,214,023
Energy Transfer Operating LP	5.875%	1/15/2024	3,029	3,366,982
Energy Transfer Partners LP/Regency Energy Finance Corp.	4.50%	11/1/2023	155	165,920
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	440	460,370
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	875	881,463
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	618	622,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

MPLX LP	5.25%	1/15/2025	$500	$521,154
MPLX LP	6.25%	10/15/2022	982	984,034
NGPL PipeCo LLC†	4.375%	8/15/2022	1,773	1,839,290
NOVA Gas Transmission Ltd. (Canada)(c)	7.875%	4/1/2023	500	581,706
ONEOK, Inc.	7.50%	9/1/2023	672	774,246
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	2,500	2,760,472
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	694	795,436
Sunoco Logistics Partners Operations LP	4.25%	4/1/2024	92	97,854
Texas Eastern Transmission LP†	2.80%	10/15/2022	223	228,731
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	732,760
Western Midstream Operating LP	2.116%(3 Mo. LIBOR + 1.85%) #	1/13/2023	493	468,541
Williams Cos, Inc. (The)	7.875%	9/1/2021	192	205,761
Total				23,222,019

Oil: Integrated Domestic 0.36%

Oceaneering International, Inc.	4.65%	11/15/2024	576	395,640
Schlumberger Holdings Corp.†	3.75%	5/1/2024	1,500	1,634,702
TechnipFMC plc (United Kingdom)(c)	3.45%	10/1/2022	513	531,403
Total				2,561,745

Paper & Forest Products 0.06%

Georgia-Pacific LLC†	1.75%	9/30/2025	420	439,329

Real Estate Investment Trusts 0.84%

Brixmor Operating Partnership LP	3.65%	6/15/2024	424	446,705
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	400	422,250
Country Garden Holdings Co. Ltd. (China)(c)	7.125%	1/27/2022	365	379,597
Equinix, Inc.	5.375%	5/15/2027	845	926,090
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	338	354,623
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	159	170,726
Kennedy-Wilson, Inc.	5.875%	4/1/2024	65	65,873
SITE Centers Corp.	3.625%	2/1/2025	60	61,481
SL Green Realty Corp.	4.50%	12/1/2022	1,530	1,596,586
VEREIT Operating Partnership LP	4.625%	11/1/2025	1,394	1,546,091
Total				5,970,022

Retail 0.18%

Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	1,190	1,315,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Savings & Loan 0.06%

People’s United Financial, Inc.	3.65%	12/6/2022	$370	$393,344

Steel 0.07%

POSCO (South Korea)†(c)	2.375%	11/12/2022	450	461,620

Technology 0.67%

Baidu, Inc. (China)(c)	3.075%	4/7/2025	200	214,223
Baidu, Inc. (China)(c)	3.875%	9/29/2023	2,248	2,427,706
Tencent Holdings Ltd. (China)†(c)	1.81%	1/26/2026	200	204,936
Uber Technologies, Inc.†	7.50%	11/1/2023	756	785,767
VeriSign, Inc.	5.25%	4/1/2025	54	60,621
Weibo Corp. (China)(c)	3.50%	7/5/2024	1,000	1,062,494
Total				4,755,747

Telecommunications 0.30%

Altice France SA (France)†(c)	7.375%	5/1/2026	1,000	1,062,700
CommScope, Inc.†	5.50%	3/1/2024	344	355,649
T-Mobile USA, Inc.†	1.50%	2/15/2026	716	728,122
Total				2,146,471

Toys 0.08%

Hasbro, Inc.	3.00%	11/19/2024	570	604,325

Transportation: Miscellaneous 0.34%

Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	2,000	2,066,897
Ryder System, Inc.	3.35%	9/1/2025	356	392,346
Total				2,459,243

Utilities 0.08%

Aquarion Co.†	4.00%	8/15/2024	495	541,072

Wholesale 0.06%

H&E Equipment Services, Inc.	5.625%	9/1/2025	442	459,127
Total Corporate Bonds (cost $338,949,780)				341,870,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(g) 3.21%

Aerospace/Defense 0.11%

Boeing Company The Term Loan	1.52% (3 Mo. LIBOR + 1.25%)- 1.563%		2/7/2022	$784	$762,560	(h)

Air Transportation 0.19%

American Airlines, Inc. 2017 Incremental Term Loan	2.162%(1 Mo. LIBOR + 2.00%)		12/14/2023	285	224,615
American Airlines, Inc. 2018 Term Loan B	1.92%(1 Mo. LIBOR + 1.75%)		6/27/2025	383	240,988
American Airlines, Inc. Repriced TL B due 2023	2.156%(1 Mo. LIBOR + 2.00%)		4/28/2023	1,141	911,592
Total					1,377,195

Automotive 0.04%

Ford Motor Company Unsecured Term Loan	1.91%(1 Mo. LIBOR + 1.75%)		12/31/2022	319	293,622	(h)

Business Services 0.10%

Refinitiv US Holdings Inc. 2018 USD Term Loan	3.406%(1 Mo. LIBOR + 3.25%)		10/1/2025	705	699,685

Computer Hardware 0.00%

Dell International LLC 2019 Term Loan B	2.75%(1 Mo. LIBOR + 2.00%)		9/19/2025	9	8,521

Containers 0.01%

BWAY Holding Company 2017 Term Loan B	3.523%(3 Mo. LIBOR + 3.25%)		4/3/2024	77	72,990

Drugs 0.15%

NVA Holdings, Inc. 2019 Term Loan A3	—	(i)	2/20/2023	1,050	1,039,500	(h)

Electrical Equipment 0.17%

Marvell Technology Group Ltd 2018 Term Loan A	1.525%(1 Mo. LIBOR + 1.38%)		6/4/2021	1,214	1,211,730	(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Entertainment 0.06%

GLP Financing, LLC Incremental Term Loan A	1.649%(1 Mo. LIBOR + 1.50%)		4/28/2021	$19	$18,998	(h)
Scientific Games International, Inc. 2018 Term Loan B5	2.906% (6 Mo. LIBOR + 2.75%)- 3.612%		8/14/2024	403	377,854
Total					396,852

Environmental Services 0.03%

Advanced Disposal Services Inc. Term Loan B3	3.00%(1 Wk. LIBOR + 2.25%)		11/10/2023	239	238,285

Financial Services 0.07%

Delos Finance Sarl 2018 Term Loan B (Luxembourg)(c)	2.058%(3 Mo. LIBOR + 1.75%)		10/6/2023	500	487,487

Food 0.05%

US Foods, Inc. 2016 Term Loan B	1.906%(1 Mo. LIBOR + 1.75%)		6/27/2023	383	370,097

Government 0.07%

Seminole Tribe of Florida 2018 Term Loan B	1.906%(1 Mo. LIBOR + 1.75%)		7/8/2024	494	485,475

Health Care 0.06%

MPH Acquisition Holdings LLC 2016 Term Loan B	3.75%(3 Mo. LIBOR + 2.75%)		6/7/2023	416	412,741

Health Care Services 0.16%

Jaguar Holding Company II 2018 Term Loan	3.50%(1 Mo. LIBOR + 2.50%)		8/18/2022	781	780,357
Universal Health Services, Inc. 2018 Term Loan A	—	(i)	10/23/2023	377	376,355
Total					1,156,712

Investment Management Companies 0.49%

Broadcom Inc. 2019 1st Lien Term Loan A3	1.279%(1 Mo. LIBOR + 1.13%)		11/4/2022	1,944	1,922,211
RPI 2019 Intermediate Finance Trust 2020 New RPI Term Loan A1	1.656%(1 Wk. LIBOR + 1.50%)		2/11/2025	1,612	1,608,301
Total					3,530,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.54%

Charter Communications Operating, LLC 2017 Term Loan A2	1.66%(1 Mo. LIBOR + 1.50%)	3/31/2023	$2,322	$2,298,886	(h)
Nielsen Finance LLC USD Term Loan B4	2.155%(1 Mo. LIBOR + 2.00%)	10/4/2023	1,615	1,582,232
Total				3,881,118

Metal Fabricating 0.00%

Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(c)	13.50%	3/6/2025	32	11,775

Miscellaneous 0.00%

UTEX Industries Inc. 2nd Lien Term Loan 2014	— (i)	5/22/2022	111	11

Real Estate Investment Trusts 0.30%

Invitation Homes Operating Partnership LP Term Loan A	1.856%(1 Mo. LIBOR + 1.70%)	2/6/2022	2,149	2,108,706

Retail 0.21%

Panera Bread Company Term Loan A	2.438%(1 Mo. LIBOR + 2.25%)	7/18/2022	1,610	1,517,519

Telecommunications 0.32%

CenturyLink, Inc. 2020 Term Loan A	2.156%(1 Mo. LIBOR + 2.00%)	1/31/2025	2,334	2,282,474

Wholesale 0.08%

Core & Main LP 2017 Term Loan B	3.75%(6 Mo. LIBOR + 2.75%)	8/1/2024	596	585,393
Total Floating Rate Loans (cost $23,746,792)				22,930,960

FOREIGN GOVERNMENT OBLIGATIONS 0.24%

Indonesia 0.06%

Perusahaan Penerbit SBSN†(c)	3.75%	3/1/2023	405	429,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Kenya 0.10%

Republic of Kenya†(c)	6.875%		6/24/2024	$720	$744,041

Romania 0.08%

Republic of Romania†(c)	4.875%		1/22/2024	484	533,428

Total Foreign Government Obligations (cost $1,690,160)					1,707,358

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.34%

Federal Home Loan Mortgage Corp. K061 X1 IO	0.303	%#(j)	11/25/2026	15,264	166,875
Federal Home Loan Mortgage Corp. Q001 XA IO	2.198	%#(j)	2/25/2032	1,353	165,061
Government National Mortgage Assoc. 2013-171 IO	0.879	%#(j)	6/16/2054	4,126	134,461
Government National Mortgage Assoc. 2013-193 IO	0.855	%#(j)	1/16/2055	950	32,314
Government National Mortgage Assoc. 2014-112 A	3.00	%#(j)	1/16/2048	230	244,706
Government National Mortgage Assoc. 2014-15 IO	0.711	%#(j)	8/16/2054	3,061	80,105
Government National Mortgage Assoc. 2014-64 IO	1.049	%#(j)	12/16/2054	18,164	738,298
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	16	16,714
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	183	190,708
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(j)	8/16/2055	113	116,739
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	524	548,917
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,372,087)					2,434,898

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.53%

Federal Home Loan Mortgage Corp.	3.132%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	545	566,342
Federal Home Loan Mortgage Corp.	3.518%(12 Mo. LIBOR + 1.77%)	#	10/1/2038	29	30,075
Federal Home Loan Mortgage Corp.	3.623%(12 Mo. LIBOR + 1.72%)	#	4/1/2037	41	43,024
Federal Home Loan Mortgage Corp.	3.644%(12 Mo. LIBOR + 1.93%)	#	9/1/2036	118	124,991
Federal Home Loan Mortgage Corp.	3.658%(12 Mo. LIBOR + 1.78%)	#	12/1/2036	122	128,252
Federal Home Loan Mortgage Corp.	3.663%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	141	148,637
Federal Home Loan Mortgage Corp.	3.732%(12 Mo. LIBOR + 1.79%)	#	5/1/2036	38	40,172
Federal Home Loan Mortgage Corp.	3.967%(12 Mo. LIBOR + 1.95%)	#	2/1/2037	106	112,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.657%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	$221	$229,175
Federal National Mortgage Assoc.	2.706%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	627	649,582
Federal National Mortgage Assoc.	2.804%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	225	233,248
Federal National Mortgage Assoc.	2.842%(12 Mo. LIBOR + 1.12%)	#	6/1/2038	132	135,940
Federal National Mortgage Assoc.	3.06%(12 Mo. LIBOR + 1.52%)	#	10/1/2035	127	132,200
Federal National Mortgage Assoc.	3.158%(12 Mo. LIBOR + 1.61%)	#	8/1/2037	10	10,061
Federal National Mortgage Assoc.	3.173%(12 Mo. LIBOR + 1.65%)	#	9/1/2038	85	89,012
Federal National Mortgage Assoc.	3.217%(12 Mo. LIBOR + 1.67%)	#	8/1/2038	24	25,389
Federal National Mortgage Assoc.	3.306%(1 Yr Treasury CMT + 2.22%)	#	3/1/2038	22	23,340
Federal National Mortgage Assoc.	3.387%(12 Mo. LIBOR + 1.52%)	#	3/1/2039	74	77,319
Federal National Mortgage Assoc.	3.505%(12 Mo. LIBOR + 1.79%)	#	3/1/2042	579	605,673
Federal National Mortgage Assoc.	3.602%(1 Yr Treasury CMT + 2.19%)	#	1/1/2038	93	97,971
Federal National Mortgage Assoc.	3.674%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	62	64,578
Federal National Mortgage Assoc.	3.709%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	114	118,747
Federal National Mortgage Assoc.	3.797%(12 Mo. LIBOR + 1.89%)	#	12/1/2038	42	45,136
Federal National Mortgage Assoc.	3.822%(12 Mo. LIBOR + 1.81%)	#	4/1/2040	52	54,974
Federal National Mortgage Assoc.	3.842%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	31	32,940
Total Government Sponsored Enterprises Pass-Throughs (cost $3,804,634)					3,819,633

MUNICIPAL BONDS 0.18%

Miscellaneous

IL State GO	6.20%		7/1/2021	100	102,113
State of Illinois	4.95%		6/1/2023	815	832,246
State of Illinois	6.125%		7/1/2021	385	392,900
Total Municipal Bonds (cost $1,329,079)					1,327,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.21%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(j)	12/25/2059	$500	$507,105
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	312,506
AREIT Trust 2018-CRE2 A†	1.138%(1 Mo. LIBOR + .98%)	#	11/14/2035	696	694,695
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.662%(1 Mo. LIBOR + 1.50%)	#	12/15/2036	842	779,475
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.592%(1 Mo. LIBOR + 1.43%)	#	6/15/2035	907	843,866
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.812%(1 Mo. LIBOR + 1.65%)	#	6/15/2035	288	265,215
BB-UBS Trust 2012-TFT B†	3.584	%#(j)	6/5/2030	2,149	1,396,855
BB-UBS Trust 2012-TFT C†	3.584	%#(j)	6/5/2030	3,000	1,695,007
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	259,706
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	310	304,072
BBCMS Trust 2015-VFM X IO†	0.508	%#(j)	3/12/2036	90,211	1,280,088
BBCMS Trust 2018-BXH A†	1.162%(1 Mo. LIBOR + 1.00%)	#	10/15/2037	1,492	1,417,642
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#(j)	3/10/2033	47,800	835,401
BX Trust 2017-SLCT D†	2.212%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	939	937,734
BX Trust 2018-BILT A†	0.962%(1 Mo. LIBOR + .80%)	#	5/15/2030	857	821,371
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.931	%#(j)	12/15/2047	204	210,191
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.853	%#(j)	5/10/2058	994	73,244
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.271	%#(j)	11/10/2049	2,740	153,821
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.869	%#(j)	12/10/2054	3,649	140,315
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,646,614
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,052,589
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	23	23,102
CHT Mortgage Trust 2017-CSMO B†	1.562%(1 Mo. LIBOR + 1.40%)	#	11/15/2036	288	277,881
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.489	%#(j)	6/10/2048	5,826	91,115
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.305	%#(j)	7/10/2047	3,452	28,981
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.312	%#(j)	7/25/2036	44	43,601
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.915	%#(j)	7/10/2046	100	100,118
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	604,851
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.844	%#(j)	10/15/2045	4,312	130,875
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	364	359,860
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,052,673
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.367	%#(j)	3/10/2046	4,685	119,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.515	%#(j)	6/10/2046	$13,525	$124,396
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	95,232
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	297	294,826
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.135	%#(j)	8/10/2047	2,414	73,568
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	1.561%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	31	29,970
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.529	%#(j)	8/10/2049	936	57,735
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	471,635
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.692	%#(j)	9/15/2037	39,461	895,357
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.253	%#(j)	12/15/2049	20,135	283,261
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	345,994
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	244,618
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(j)	7/10/2034	200	202,092
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(j)	2/25/2050	1,116	1,134,893
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.70%		4/25/2065	812	814,122
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.112%(1 Mo. LIBOR + .95%)	#	12/15/2030	502	485,880
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	0.122	%#(j)	6/15/2057	82,732	186,147
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.616	%#(j)	8/10/2049	9,644	675,700
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.098	%#(j)	11/15/2049	4,366	198,254
DBGS Mortgage Trust 2018-BIOD A†	0.965%(1 Mo. LIBOR + .80%)	#	5/15/2035	1,259	1,257,435
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	40	40,417
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(j)	7/10/2044	175	177,745
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	337	332,016
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#(j)	6/10/2034	673	8,863
DBWF Mortgage Trust 2016-85T XA IO†	0.116	%#(j)	12/10/2036	61,529	183,972
DBWF Mortgage Trust 2018-AMXP B†	4.122	%#(j)	5/5/2035	1,500	1,465,434
DBWF Mortgage Trust 2018-AMXP C†	3.956	%#(j)	5/5/2035	1,000	1,006,595
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(j)	1/25/2060	691	699,216
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	761	782,525
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	335	338,903
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	544	554,523
GS Mortgage Securities Corp Trust 2017-SLP A†	3.419%		10/10/2032	1,300	1,318,545
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,306,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202%#(j)		2/10/2029	$252	$250,723
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,143,962
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,014,006
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.012%(1 Mo. LIBOR + .85%)	#	7/15/2032	888	876,644
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.262%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	313	307,653
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.512%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	225	220,596
GS Mortgage Securities Corp. Trust 2019-70P B†	1.482%(1 Mo. LIBOR + 1.32%)	#	10/15/2036	657	618,098
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	265,868
GS Mortgage Securities Trust 2012-GCJ9 XA IO	2.094	%#(j)	11/10/2045	1,372	45,337
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(j)	6/10/2046	1,000	1,024,463
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(j)	4/10/2031	2,584	2,556,095
GS Mortgage Securities Trust 2013-GC12 XA IO	1.548	%#(j)	6/10/2046	18,397	562,324
GS Mortgage Securities Trust 2015-GS1 XA IO	0.917	%#(j)	11/10/2048	1,052	36,227
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	940,413
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	623,929	(b)
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	462,727	(b)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	612,445	(b)
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	982,311
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(j)	8/5/2034	559	287,304
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	2.964%(1 Mo. LIBOR + 2.80%)	#	8/5/2034	1,961	1,369,297
Irvine Core Office Trust 2013-IRV A2†	3.279	%#(j)	5/15/2048	732	763,744
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.639	%#(j)	7/5/2031	129,394	1,791,098
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.308	%#(j)	7/5/2031	50,413	270,572
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(j)	5/15/2045	253	260,460
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	878	905,758
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,826	4,547,534
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.488	%#(j)	5/5/2030	1,254	786,295
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.106	%#(j)	12/15/2047	8,177	155,460
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.588	%#(j)	7/15/2045	4,640	47,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.39	%#(j)	4/15/2046	$1,312	$35,061
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	4	4,388
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.901	%#(j)	4/15/2047	1,764	30,275
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.439	%#(j)	4/15/2047	1,000	11,642
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.065	%#(j)	11/15/2047	2,588	64,319
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	2,811,707
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#(j)	6/10/2027	2,906	174
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#(j)	6/10/2027	1,292	26
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.82	%#(j)	12/15/2049	3,767	107,033
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.835	%#(j)	5/15/2048	1,998	48,693
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.742	%#(j)	9/5/2032	2,025	2,018,938
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.791	%#(j)	10/5/2031	1,432	5,871
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.208	%#(j)	9/15/2050	8,271	435,032
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345	%#(j)	10/5/2031	2,367	17,255
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	594,452
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(j)	6/5/2032	452	429,604
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.661	%#(j)	6/5/2032	32,692	272,386
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.555	%#(j)	7/5/2033	95,152	1,064,751
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.162%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	637	608,278
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.462%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	998	940,491
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.762%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	804	753,748
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.362%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	658	640,838

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.062%(1 Mo. LIBOR + 1.90%)	#	4/15/2031	$449	$438,172
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.462%(1 Mo. LIBOR + 2.30%)	#	4/15/2031	332	324,212
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.107%(1 Mo. LIBOR + .95%)	#	7/5/2033	901	888,046
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.807%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	323	311,685
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.989	%#(j)	3/10/2049	1,229	67,367
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.756	%#(j)	3/10/2049	19,753	644,738
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	774	785,427
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,253,542
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	1,807,969
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.719	%#(j)	7/15/2050	5,864	132,261
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.535	%#(j)	11/15/2049	4,745	292,617
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.694	%#(j)	12/15/2048	1,000	1,029,791
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	491,338
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(j)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.245	%#(j)	3/15/2045	12,610	268,197
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	372	368,667
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#(j)	7/13/2029	60,000	58,800
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.741	%#(j)	8/15/2049	4,308	275,044
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	346	340,177
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(j)	1/26/2060	494	506,150
PFP Ltd. 2019-6 A†	1.208%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	1,316	1,279,324
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.961	%#(j)	1/15/2032	592	602,726
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	940	976,170
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,015	1,040,253
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(j)	2/25/2024	318	323,000
RETL 2019-RVP C†	2.262%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	550	503,302
SLIDE 2018-FUN A†	1.062%(1 Mo. LIBOR + .90%)	#	6/15/2031	1,436	1,385,588
SLIDE 2018-FUN B†	1.412%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	318	296,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

SLIDE 2018-FUN C†	1.712%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	$258	$235,896
SLIDE 2018-FUN XCP IO†	0.976	%#(j)	12/15/2020	34,158	97,142
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(j)	2/25/2050	688	700,450
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	45	47,253	(b)
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,266,115
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	305	315,443
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	1.079	%#(j)	3/10/2046	8,969	160,433
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(j)	3/10/2046	635	642,190
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.254	%#(j)	4/10/2046	16,983	380,980
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	809	826,861
Verus Securitization Trust 2020-4 A1†	1.502%		6/25/2065	590	592,729
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.80	%#(j)	11/15/2043	520	518,974
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.095	%#(j)	6/15/2048	58,000	122,885
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.76	%#(j)	6/15/2048	3,603	92,063
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.891	%#(j)	8/15/2049	1,696	140,609
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.16	%#(j)	10/15/2049	7,057	381,245
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	725,025
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	679,645
West Town Mall Trust 2017-KNOX B IO†	0.519	%#(j)	7/5/2030	34,600	192,236
West Town Mall Trust 2017-KNOX C†	4.491	%#(j)	7/5/2030	500	489,192
West Town Mall Trust 2017-KNOX D†	4.491	%#(j)	7/5/2030	625	603,881
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(j)	2/15/2044	119	120,007
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.473	%#(j)	6/15/2045	10,194	157,932
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790	816,122
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.90	%#(j)	6/15/2045	300	250,490	(b)
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	176	180,836
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,212,217
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.328	%#(j)	5/15/2045	9,370	243,153
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.118	%#(j)	5/15/2047	5,276	143,690
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#(j)	5/15/2047	1,368	28,285
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.793	%#(j)	8/15/2047	15,000	360,611
Total Non-Agency Commercial Mortgage-Backed Securities (cost $110,675,880)					101,588,042

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $140,791)	Zero Coupon			16	—	(b)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 11.83%

U.S. Treasury Note	0.125%	7/31/2022	$53,338	$53,323,415
U.S. Treasury Note	0.125%	8/31/2022	7,132	7,130,886
U.S. Treasury Note	0.125%	8/15/2023	12,867	12,857,450
U.S. Treasury Note	0.25%	7/31/2025	11,242	11,233,656
Total U.S. Treasury Obligations (cost $84,519,264)				84,545,407
Total Long-Term Investments (cost $674,422,458)				667,389,644

SHORT-TERM INVESTMENTS 5.84%

COMMERCIAL PAPER 1.46%

Automotive 0.58%

General Motors Financial Co., Inc.	0.456%	9/1/2020	494	494,000
General Motors Financial Co., Inc.	0.456%	9/1/2020	659	659,000
General Motors Financial Co., Inc.	0.558%	9/4/2020	250	249,989
Hyundai Capital America	0.254%	9/9/2020	650	649,964
Hyundai Capital America	0.254%	9/10/2020	250	249,984
Hyundai Capital America	0.254%	9/14/2020	1,149	1,148,896
Hyundai Capital America	0.254%	9/15/2020	686	685,933
Total				4,137,766

Chemicals 0.27%

BASF SE	0.254%	9/28/2020	727	726,864
Cabot Corp.	0.385%	9/30/2020	250	249,924
Dow Chemical Co.	0.233%	9/17/2020	162	161,983
Dow Chemical Co.	0.243%	9/28/2020	776	775,860
Total				1,914,631

Electric: Power 0.03%

Enel Finance America LLC	0.304%	10/27/2020	250	249,883

Leasing 0.03%

Aviation Capital Group Corp.	0.426%	9/1/2020	250	250,000

Metals & Minerals: Miscellaneous 0.14%

Glencore Funding LLC	0.477%	9/25/2020	505	504,842
Glencore Funding LLC	0.477%	9/29/2020	503	502,816
Total				1,007,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.13%

Canadian Natural Resources Ltd.	0.254%	9/21/2020	$610	$609,916
Canadian Natural Resources Ltd.	0.284%	9/25/2020	315	314,941
Total				924,857

Oil: Crude Producers 0.22%

Enable Midstream Partners L.P.	0.69%	9/10/2020	250	249,958
Energy Transfer Partners L.P.	0.659%	9/1/2020	1,312	1,312,000
Total				1,561,958

Retail 0.06%

Walgreen Co.	0.203%	9/1/2020	429	429,000
Total Commercial Paper (cost $10,475,753)				10,475,753

REPURCHASE AGREEMENT 4.38%

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $30,421,200 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $31,928,788; proceeds: $31,302,718 (cost $31,302,718)			31,303	31,302,718
Total Short-Term Investments (cost $41,778,471)				41,778,471
Total Investments in Securities 99.19% (cost $716,200,929)				709,168,115
Foreign Cash and Other Assets in Excess of Liabilities(k) 0.81%				5,758,106
Net Assets 100.00%				$714,926,221

CAD	Canadian dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $318,305,620, which represents 44.52% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2020.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at August 31, 2020 (1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$3,255,000	$3,443,227	$(188,156)	$376,383

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $376,383. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Centrally Cleared Interest Rate Swap Contracts at August 31, 2020:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	.5352%	3/12/2022	$65,000,000	$65,310,495	$—	$310,495
Credit Suisse	3-Month USD LIBOR Index	.6459%	3/12/2025	24,000,000	24,378,454	—	378,454
Credit Suisse	3-Month USD LIBOR Index	.6459%	3/12/2025	50,000,000	50,788,445	31,143	757,302
Total						$31,143	$1,446,251

*	Central clearinghouse: Chicago Mercantile Exchange (CME).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at August 31, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	$10,000,000	$10,204,444	$204,444
Credit Suisse	0.400%	CPI Urban Consumer NSA	3/25/2025	20,000,000	21,242,319	1,242,319
Credit Suisse	0.430%	CPI Urban Consumer NSA	3/25/2025	30,000,000	31,817,937	1,817,937
Credit Suisse	0.690%	CPI Urban Consumer NSA	4/1/2025	20,000,000	20,944,739	944,739
Credit Suisse	0.760%	CPI Urban Consumer NSA	3/31/2025	15,000,000	15,655,043	655,043
Credit Suisse	0.9025%	CPI Urban Consumer NSA	4/7/2025	15,000,000	15,547,207	547,207
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,139,866	139,866
Credit Suisse	1.770%	CPI Urban Consumer NSA	9/23/2027	25,000,000	25,086,480	86,480
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	35,332,777	332,777
Credit Suisse	1.876%	CPI Urban Consumer NSA	10/24/2039	5,000,000	5,138,621	138,621
Credit Suisse	1.935%	CPI Urban Consumer NSA	9/1/2029	5,000,000	5,040,135	40,135
Credit Suisse	CPI Urban Consumer NSA	1.405%	10/9/2021	25,000,000	25,077,359	77,359
Credit Suisse	CPI Urban Consumer NSA	1.817%	1/4/2026	25,000,000	25,210,115	210,115
Credit Suisse	CPI Urban Consumer NSA	1.8425%	1/4/2026	10,000,000	10,103,782	103,782
Credit Suisse	CPI Urban Consumer NSA	1.847%	1/3/2026	25,000,000	25,271,185	271,185
Credit Suisse	CPI Urban Consumer NSA	1.8475%	1/7/2026	10,000,000	10,104,774	104,774
Credit Suisse	CPI Urban Consumer NSA	1.8755%	12/28/2025	15,000,000	15,195,861	195,861
Credit Suisse	CPI Urban Consumer NSA	1.8913%	12/27/2025	15,000,000	15,213,253	213,253
Credit Suisse	CPI Urban Consumer NSA	1.8975%	4/3/2021	20,000,000	20,121,633	121,633
Credit Suisse	CPI Urban Consumer NSA	1.918%	12/19/2024	20,000,000	20,348,034	348,034
Credit Suisse	CPI Urban Consumer NSA	1.924%	4/10/2022	10,000,000	10,117,143	117,143
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	10,114,489	114,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	1.936%	12/19/2024	$20,000,000	$20,371,710	$371,710
Credit Suisse	CPI Urban Consumer NSA	1.9425%	12/11/2031	10,000,000	10,014,541	14,541
Credit Suisse	CPI Urban Consumer NSA	1.9525%	12/21/2025	15,000,000	15,279,237	279,237
Credit Suisse	CPI Urban Consumer NSA	1.9575%	12/13/2031	20,000,000	20,073,997	73,997
Credit Suisse	CPI Urban Consumer NSA	1.970%	12/10/2034	10,000,000	10,009,446	9,446
Credit Suisse	CPI Urban Consumer NSA	1.996%	1/21/2040	10,000,000	10,034,449	34,449
Credit Suisse	CPI Urban Consumer NSA	1.9975%	12/13/2024	20,000,000	20,445,164	445,164
Credit Suisse	CPI Urban Consumer NSA	2.010%	1/16/2040	15,000,000	15,102,112	102,112
Credit Suisse	CPI Urban Consumer NSA	2.020%	1/10/2029	20,000,000	20,414,072	414,072
Credit Suisse	CPI Urban Consumer NSA	2.026%	11/20/2020	30,000,000	30,356,154	356,154
Credit Suisse	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	30,702,591	702,591
Credit Suisse	CPI Urban Consumer NSA	2.033%	1/11/2029	20,000,000	20,442,346	442,346
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	10,182,127	182,127
Credit Suisse	CPI Urban Consumer NSA	2.050%	12/11/2024	30,000,000	30,768,026	768,026
Credit Suisse	CPI Urban Consumer NSA	2.055%	11/6/2020	40,000,000	40,478,254	478,254
Credit Suisse	CPI Urban Consumer NSA	2.065%	11/8/2020	40,000,000	40,489,172	489,172
Credit Suisse	CPI Urban Consumer NSA	2.090%	11/2/2020	30,000,000	30,375,759	375,759
Credit Suisse	CPI Urban Consumer NSA	2.092%	12/6/2024	15,000,000	15,420,994	420,994
Credit Suisse	CPI Urban Consumer NSA	2.210%	10/17/2020	30,000,000	30,441,233	441,233
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	52,058,629	2,058,629
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	15,000,000	15,727,332	727,332
Unrealized Appreciation on CPI Centrally Cleared Swaps						$17,214,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at August 31, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	1.570%	CPI Urban Consumer NSA	1/10/2021	$100,000,000	$99,556,513	$(443,487)
Credit Suisse	1.615%	CPI Urban Consumer NSA	1/11/2021	140,000,000	139,266,697	(733,303)
Credit Suisse	1.675%	CPI Urban Consumer NSA	1/13/2022	20,000,000	19,795,259	(204,741)
Credit Suisse	1.700%	CPI Urban Consumer NSA	2/4/2021	40,000,000	39,789,340	(210,660)
Credit Suisse	1.748%	CPI Urban Consumer NSA	11/8/2024	15,000,000	14,921,240	(78,760)
Credit Suisse	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	9,944,598	(55,402)
Credit Suisse	1.844%	CPI Urban Consumer NSA	3/4/2021	30,000,000	29,827,594	(172,406)
Credit Suisse	1.8725%	CPI Urban Consumer NSA	12/23/2026	25,000,000	24,791,780	(208,220)
Credit Suisse	1.9175%	CPI Urban Consumer NSA	6/14/2029	10,000,000	9,944,367	(55,633)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,704,431	(295,569)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,856,693	(143,307)
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	19,773,413	(226,587)
Credit Suisse	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	4,873,445	(126,555)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,377,584	(622,416)
Credit Suisse	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	14,576,257	(423,743)
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	58,320,245	(1,679,755)
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	4,846,684	(153,316)
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	9,680,494	(319,506)
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	9,617,841	(382,159)
Credit Suisse	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	9,473,346	(526,654)
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	9,490,109	(509,891)
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	9,460,953	(539,047)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	$8,000,000	$7,285,090	$(714,910)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	9,104,591	(895,409)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,350,587	(649,413)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,625,305	(374,695)
Credit Suisse	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	9,399,207	(600,793)
Credit Suisse	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	9,401,328	(598,672)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,671,105	(328,895)
Credit Suisse	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	9,394,037	(605,963)
Credit Suisse	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	9,409,785	(590,215)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,621,780	(378,220)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,236,936	(763,064)
Credit Suisse	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	9,382,475	(617,525)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,605,189	(394,811)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	4,620,802	(379,198)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	4,620,618	(379,382)
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	9,012,458	(987,542)
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	23,258,519	(1,741,481)
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	4,500,592	(499,408)
Credit Suisse	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	9,358,766	(641,234)
Credit Suisse	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	14,042,285	(957,715)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	9,368,925	(631,075)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	14,042,224	(957,776)
Credit Suisse	2.383%	CPI Urban Consumer NSA	6/13/2028	40,000,000	37,485,793	(2,514,207)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.384%	CPI Urban Consumer NSA	10/1/2028	$10,000,000	$9,359,831	$(640,169)
Credit Suisse	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	23,368,474	(1,631,526)
Credit Suisse	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	42,132,537	(2,867,463)
Credit Suisse	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	9,339,939	(660,061)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	9,346,923	(653,077)
Credit Suisse	2.3938%	CPI Urban Consumer NSA	9/26/2028	10,000,000	9,345,777	(654,223)
Credit Suisse	2.3963%	CPI Urban Consumer NSA	10/9/2028	10,000,000	9,347,512	(652,488)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	9,256,320	(743,680)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,668,950	(331,050)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,127,198	(872,802)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,363,597	(1,636,403)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	3,884,843	(1,115,157)
Credit Suisse	CPI Urban Consumer NSA	0.785%	3/24/2030	20,000,000	17,668,942	(2,331,058)
Credit Suisse	CPI Urban Consumer NSA	0.865%	3/20/2030	20,000,000	17,834,212	(2,165,788)
Credit Suisse	CPI Urban Consumer NSA	1.057%	3/19/2035	25,000,000	21,284,072	(3,715,928)
Credit Suisse	CPI Urban Consumer NSA	1.080%	3/23/2040	5,000,000	3,982,272	(1,017,728)
Credit Suisse	CPI Urban Consumer NSA	1.221%	4/3/2040	5,000,000	4,131,802	(868,198)
Credit Suisse	CPI Urban Consumer NSA	1.326%	3/27/2035	10,000,000	8,944,102	(1,055,898)
Credit Suisse	CPI Urban Consumer NSA	1.360%	3/13/2040	10,000,000	8,559,029	(1,440,971)
Credit Suisse	CPI Urban Consumer NSA	1.370%	4/2/2040	5,000,000	4,292,323	(707,677)
Credit Suisse	CPI Urban Consumer NSA	1.400%	3/12/2040	30,000,000	25,940,079	(4,059,921)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,725,229	(274,771)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,690,432	(309,568)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	$7,000,000	$6,826,719	$(173,281)
Credit Suisse	CPI Urban Consumer NSA	1.713%	3/4/2040	5,000,000	4,677,359	(322,641)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	29,837,822	(162,178)
Credit Suisse	CPI Urban Consumer NSA	1.8175%	8/28/2022	60,000,000	59,958,762	(41,238)
Credit Suisse	CPI Urban Consumer NSA	1.941%	11/27/2034	10,000,000	9,952,698	(47,302)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(56,464,965)

Open Consumer Price Index (“CPI”) OTC Swaps at August 31, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$15,326,233	$326,233
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	40,527,664	527,664
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,250,228	250,228
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	35,412,618	412,618
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	25,219,458	219,458
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	10,125,333	125,333
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	15,274,508	274,508
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	30,654,934	654,934
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	30,733,790	733,790
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	25,635,074	635,074
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,004,844	4,844
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,106,598	106,598
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,804,887	804,887
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,976,206	976,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	$10,000,000	$10,387,959	$387,959
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,166,281	166,281
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,066,922	66,922
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	10,170,460	170,460
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,815,360	815,360
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	32,693,144	2,693,144
Unrealized Appreciation on CPI OTC Swaps						$10,352,501

Open Consumer Price Index (“CPI”) OTC Swaps at August 31, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	$10,000,000	$9,658,396	$(341,604)
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	9,699,576	(300,424)
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	19,405,828	(594,172)
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	9,690,051	(309,949)
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	9,688,340	(311,660)
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	4,787,462	(212,538)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,073,594	(926,406)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,698,365	(301,635)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,697,101	(302,899)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	28,091,413	(1,908,587)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,624,708	(375,292)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,342,714	(657,286)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,340,797	(659,203)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	$5,000,000	$4,509,074	$(490,926)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,664,402	(335,598)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,322,528	(677,472)
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	4,491,846	(508,154)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,309,214	(690,786)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,311,590	(688,410)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,286,917	(713,083)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,585,951	(414,049)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	36,177,449	(3,822,551)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,088,169	(2,911,831)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	35,425,207	(4,574,793)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,778,379	(221,621)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,799,403	(200,597)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,663,525	(336,475)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,879,623	(120,377)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,741,758	(258,242)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,882,219	(117,781)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,822,722	(177,278)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,969,282	(30,718)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,662,820	(337,180)
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	34,523,529	(476,471)
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	9,750,525	(249,475)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,589,865	(410,135)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	$10,000,000	$9,685,422	$(314,578)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,529,638	(470,362)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	14,458,706	(541,294)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,259,223	(740,777)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	28,926,191	(1,073,809)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,430,152	(569,848)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,253,542	(746,458)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,591,556	(408,444)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,150,486	(849,514)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,064,169	(2,935,831)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	12,430,323	(2,569,677)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	8,817,113	(6,182,887)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,367,856	(632,144)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,704,439	(295,561)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,665,521	(334,479)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,772,155	(227,845)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,916,429	(83,571)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,256,352	(3,743,648)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	5,538,185	(2,461,815)
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	9,949,944	(50,056)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,335,500	(664,500)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,369,616	(630,384)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,231,568	(1,768,432)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	$5,000,000	$4,049,849	$(950,151)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	8,965,407	(1,034,593)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	3,994,619	(1,005,381)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,082,779	(1,917,221)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,356,817	(1,643,183)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,854,193	(1,145,807)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,390,745	(1,609,255)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,241,226	(1,758,774)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,041,748	(1,958,252)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,069,443	(3,930,557)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,060,731	(3,939,269)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	4,367,533	(1,632,467)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,795,516	(1,204,484)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	21,632,011	(3,367,989)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	9,802,381	(5,197,619)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,790,991	(209,009)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,932,106	(67,894)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,803,226	(196,774)
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	19,758,950	(241,050)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,767,447	(232,553)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	34,838,890	(161,110)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,457,275	(542,725)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,613,550	(386,450)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	$5,000,000	$4,690,800	$(309,200)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	9,053,809	(946,191)
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	18,860,035	(1,139,965)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	9,378,046	(621,954)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,648,718	(351,282)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,646,310	(353,690)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,209,663	(790,337)
Goldman Sachs	2.387%	CPI Urban Consumer NSA	5/24/2028	5,000,000	4,681,560	(318,440)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,593,155	(406,845)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,124,904	(2,875,096)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,169,257	(2,830,743)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,139,153	(860,847)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,306,291	(1,693,709)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,013,613	(2,986,387)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	8,724,208	(6,275,792)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	6,622,166	(3,377,834)
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	9,914,731	(85,269)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	33,069,163	(1,930,837)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	24,235,176	(764,824)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	8,913,419	(1,086,581)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	26,677,510	(3,322,490)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	17,864,742	(2,135,258)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,087,142	(1,912,858)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	$30,000,000	$26,028,586	$(3,971,414)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,536,122	(1,463,878)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,679,216	(1,320,784)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,887,289	(112,711)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,989,701	(10,299)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,038,069	(961,931)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,000,420	(999,580)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	8,887,985	(1,112,015)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,349,511	(1,650,489)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,745,576	(2,254,424)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	21,714,961	(3,285,039)
Unrealized Depreciation on CPI OTC Swaps						$(143,113,132)

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	9/15/2020	1,406,000	$1,033,988	$1,077,979	$(43,991)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2020	845	Long	$186,600,156	$186,698,789	$98,633
U.S. Long Bond	December 2020	220	Long	38,453,991	38,658,125	204,134
Ultra Long U.S. Treasury Bond	December 2020	58	Long	12,667,262	12,812,562	145,300
Total Unrealized Appreciation on Open Futures Contracts						$448,067

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2020	50	Short	$(6,289,757)	$(6,301,563)	$(11,806)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$58,406,172	$1,885,035		$60,291,207
Remaining Industries	—	46,005,966	—		46,005,966
Common Stock	—	412	—		412
Convertible Bonds	—	868,491	—		868,491
Corporate Bonds	—	341,870,011	—		341,870,011
Floating Rate Loans
Aerospace/Defense	—	—	762,560		762,560
Automotive	—	—	293,622		293,622
Drugs	—	—	1,039,500		1,039,500
Electrical Equipment	—	—	1,211,730		1,211,730
Entertainment	—	377,854	18,998		396,852
Media	—	1,582,232	2,298,886		3,881,118
Remaining Industries	—	15,345,578	—		15,345,578
Foreign Government Obligations	—	1,707,358	—		1,707,358
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	2,434,898	—		2,434,898
Government Sponsored Enterprises Pass-Throughs	—	3,819,633	—		3,819,633
Municipal Bonds	—	1,327,259	—		1,327,259
Non-Agency Commercial Mortgage-Backed Securities	—	99,591,198	1,996,844		101,588,042
Preferred Stock	—	—	—	(3)	—
U.S. Treasury Obligations	—	84,545,407	—		84,545,407
Short-Term Investments
Commercial Paper	—	10,475,753	—		10,475,753
Repurchase Agreement	—	31,302,718	—		31,302,718
Total	$—	$699,660,940	$9,507,175		$709,168,115
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$—	$17,214,541	$—		$17,214,541
Liabilities	—	(56,464,965)	—		(56,464,965)
Centrally Cleared Credit Default Swap Contracts
Assets	—	376,383	—		376,383
Liabilities	—	—	—		—
Centrally Cleared Interest Rate Swap Contracts
Assets	—	1,446,251	—		1,446,251
Liabilities	—	—	—		—
OTC CPI Swap Contracts
Assets	—	10,352,501	—		10,352,501
Liabilities	—	(143,113,132)	—		(143,113,132)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—		—
Liabilities	—	(43,991)	—		(43,991)
Futures Contracts
Assets	448,067	—	—		448,067
Liabilities	(11,806)	—	—		(11,806)
Total	$436,261	$(170,232,412)	$—		$(169,796,151)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND August 31, 2020

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount less than $1.00.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of December 1, 2019	$3,880,806	$8,308,145	$7,325,377	$—	(a)
Accrued Discounts (Premiums)	8,485	6,345	184	—
Realized Gain (Loss)	62,025	(1,673)	(197,574)	—
Change in Unrealized Appreciation (Depreciation)	(31,245)	(70,137)	(181,182)	—	(a)
Purchases	—	2,526,856	—	—
Sales	(589,724)	(4,319,317)	(6,645,512)	—
Security type transferred in	67,759	—	—	—
Security type transferred out	—	—	(67,759)	—
Transfers into Level 3	1,551,987	2,425,162	2,113,111	—
Transfers out of Level 3	(3,065,058)	(3,250,085)	(349,801)	—
Balance as of August 31, 2020	$1,885,035	$5,625,296	$1,996,844	$—
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$(33,933)	$(66,020)	$(108,061)	$—	(a)

(a)	Amount less than $1.00.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2020

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.11%

Lord Abbett Investment Trust-Convertible Fund-Class I(c)	8,093,934	$151,518
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	6,537,194	76,027
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	8,953,291	185,244
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	23,371,890	120,365
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I(g)	20,583,178	281,166
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(h)	17,629,143	196,565
Lord Abbett Securities Trust-Growth Leaders Fund-Class I(e)	8,699,934	385,059
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I(i)	3,984,006	131,552
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	48,919,384	350,263
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	5,925,095	66,420
Lord Abbett Municipal Income Fund-Intermediate Tax-Free Fund-Class I(l)	7,333,766	81,918
Lord Abbett Securities Trust-International Equity Fund-Class I(g)	9,647,124	134,674
Lord Abbett Securities Trust-International Value Fund-Class I(m)	20,242,858	132,186
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(n)	4,060,558	100,418
Total Investments in Underlying Funds (cost $2,140,482,122)		2,393,375

OPTIONS PURCHASED 0.02% (cost $11,536,071)		461

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

REPURCHASE AGREEMENT 0.04%

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $966,600 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $1,014,502; proceeds: $994,513 (cost $994,513)	$995	995
Total Investments in Securities 99.17% (cost $2,153,012,706)		2,394,831
Cash, Foreign Cash and Other Assets in Excess Liabilities(o) 0.83%		20,158
Net Assets 100.00%		$2,414,989

(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2020

(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(i)	Fund investment objective is capital appreciation.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(o)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts, purchased option contracts and written options as follows:

OTC Options Purchased at August 31, 2020:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
S&P 500 Index, Put	Morgan Stanley	125,000,000	11/5/2020	$113	$125,000,000	$44
S&P 500 Index, Put	Goldman Sachs	75,000,000	12/18/2020	112	75,000,000	95
S&P 500 Index, Put	Bank of America	62,500,000	9/25/2020	114	62,500,000	1
S&P 500 Index, Put	BNP Paribas	75,000,000	11/20/2020	111	75,000,000	35
S&P 500 Index, Put	Credit Suisse	75,000,000	12/9/2020	111	75,000,000	62
S&P 500 Index, Put	UBS	75,000,000	2/12/2021	111	75,000,000	165
S&P 500 Index, Put	Barclays	62,500,000	10/9/2020	113	62,500,000	6
S&P 500 Index, Put	Credit Suisse	62,500,000	12/4/2020	112	62,500,000	53
						$461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2020

Open OTC Written Options at August 31, 2020:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
S&P 500 Index, Put	Morgan Stanley	$110	11/5/2020	125,000,000	$(125,000,000)	$(22,226)	$(1,566,380)	$1,544,154
S&P 500 Index, Put	Goldman Sachs	109	12/18/2020	75,000,000	(75,000,000)	(58,086)	(1,042,189)	984,103
S&P 500 Index Put	Bank of America	111	9/25/2020	62,500,000	(62,500,000)	(373)	(653,139)	652,766
S&P 500 Index Put	BNP Paribas	108	11/20/2020	75,000,000	(75,000,000)	(19,690)	(1,051,058)	1,031,368
S&P 500 Index Put	Credit Suisse	108	12/9/2020	75,000,000	(75,000,000)	(37,322)	(1,039,842)	1,002,520
S&P 500 Index Put	UBS	108	2/12/2021	75,000,000	(75,000,000)	(108,297)	(1,167,209)	1,058,912
S&P 500 Index Put	Barclays	110	10/9/2020	62,500,000	(62,500,000)	(2,237)	(632,677)	630,440
S&P 500 Index Put	Credit Suisse	109	12/4/2020	62,500,000	(62,500,000)	(31,102)	(750,798)	719,696
Total OTC Written Options						$(279,333)	$(7,903,292)	$7,623,959

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	9/29/2020	3,500,000	$3,813,949	$4,179,268	$365,319
Euro	Buy	BNP Paribas S.A.	11/25/2020	5,000,000	5,397,248	5,977,487	580,239
Euro	Buy	Goldman Sachs	12/22/2020	4,000,000	4,317,799	4,785,023	467,224
Japanese yen	Buy	Standard Chartered Bank	12/22/2020	467,120,000	4,386,309	4,417,156	30,847
Japanese yen	Buy	State Street Bank and Trust	9/29/2020	409,122,000	3,834,140	3,864,166	30,026
Japanese yen	Buy	State Street Bank and Trust	11/25/2020	574,925,000	5,418,453	5,433,895	15,442
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,489,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2020

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Standard Chartered Bank	12/22/2020	4,000,000	$4,386,309	$4,785,023	$(398,714)
Euro	Sell	State Street Bank and Trust	9/29/2020	3,500,000	3,834,141	4,179,268	(345,127)
Euro	Sell	State Street Bank and Trust	11/25/2020	5,000,000	5,418,453	5,977,487	(559,034)
Japanese yen	Sell	Bank of America	9/29/2020	409,097,500	3,813,948	3,863,935	(49,987)
Japanese yen	Sell	BNP Paribas S.A.	11/25/2020	573,685,000	5,397,248	5,422,175	(24,927)
Japanese yen	Sell	Goldman Sachs	12/22/2020	467,208,800	4,317,799	4,417,995	(100,196)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,477,985)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
MSCI Emerging Market INDEX	September 2020	691	Long	$35,354,831	$38,018,820	$2,663,989
Ultra Long U.S. Treasury Bond	December 2020	406	Long	88,670,835	89,687,938	1,017,103
Total Unrealized Appreciation on Open Futures Contracts						$3,681,092

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E- Mini MSCI EAFE INDEX	September 2020	375	Short	$(35,270,051)	$(35,626,875)	$(356,824)
E-Mini Russell 2000	September 2020	669	Short	(46,231,861)	(52,225,485)	(5,993,624)
E-Mini S&P 500 INDEX	September 2020	971	Short	(153,185,635)	(169,871,595)	(16,685,960)
Total Unrealized Depreciation on Open Futures Contracts						$(23,036,408)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$2,393,375	$—	$—	$2,393,375
OTC Options Purchased	—	461	—	461
Short-Term Investment
Repurchase Agreement	—	995	—	995
Total	$2,393,375	$1,456	$—	$2,394,831
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,489	$—	$1,489
Liabilities	—	(1,478)	—	(1,478)
OTC Options Written
Assets	—	—	—	—
Liabilities	—	(279)	—	(279)
Futures Contracts
Assets	3,681	—	—	3,681
Liabilities	(23,036)	—	—	(23,036)
Total	$(19,355)	$(268)	$—	$(19,623)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2020

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.06%

Lord Abbett Investment Trust-Convertible Fund-Class I(c)	3,156,059	$59,082
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	13,043,498	151,696
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	3,165,363	65,491
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	11,607,582	59,779
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I(g)	6,968,803	95,194
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(h)	4,528,262	50,490
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(i)	2,927,000	129,549
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,219,512	40,268
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	25,419,626	182,005
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	5,359,077	60,075
Lord Abbett Municipal Income Fund-Intermediate Tax-Free Fund-Class I(l)	10,141,243	113,278
Lord Abbett Securities Trust-International Equity Fund-Class I(g)	4,767,200	66,550
Lord Abbett Securities Trust-International Value Fund-Class I(m)	10,024,989	65,463
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(n)	1,308,098	32,349
Total Investments in Underlying Funds (cost $1,080,124,901)		1,171,269

OPTIONS PURCHASED 0.04% (cost $11,536,071)		461
Total Investments in Securities 99.10% (cost $1,091,660,972)		1,171,730
Foreign Cash and Other Assets in Excess Liabilities(o) 0.90%		10,665
Net Assets 100.00%		$1,182,395

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(i)	Fund investment objective is to seek capital appreciation.
(j)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(o)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts, purchased option contracts and written option contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2020

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
S&P 500 Index, Put	Morgan Stanley	125,000,000	11/5/2020	$113	$125,000,000	$44
S&P 500 Index, Put	Bank of America	62,500,000	9/25/2020	114	62,500,000	2
S&P 500 Index, Put	Goldman Sachs	75,000,000	12/18/2020	112	75,000,000	95
S&P 500 Index, Put	BNP Paribas	75,000,000	11/20/2020	111	75,000,000	36
S&P 500 Index, Put	Credit Suisse	75,000,000	12/9/2020	111	75,000,000	61
S&P 500 Index, Put	UBS	75,000,000	2/12/2021	111	75,000,000	164
S&P 500 Index, Put	Barclays	62,500,000	10/9/2020	113	62,500,000	6
S&P 500 Index, Put	Credit Suisse	62,500,000	12/4/2020	112	62,500,000	53
						$461

Open OTC Written Options at August 31, 2020:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
S&P 500 Index, Put	Morgan Stanley	$ 110	11/5/2020	125,000,000	$(125,000,000)	$(22,226)	$(1,566,380)	$1,544,154
S&P 500 Index, Put	Goldman Sachs	109	12/18/2020	75,000,000	(75,000,000)	(58,086)	(1,042,189)	984,103
S&P 500 Index, Put	Bank of America	111	9/25/2020	62,500,000	(62,500,000)	(373)	(653,139)	652,766
S&P 500 Index Put	BNP Paribas	108	11/20/2020	75,000,000	(75,000,000)	(19,690)	(1,051,058)	1,031,368
S&P 500 Index Put	Credit Suisse	108	12/9/2020	75,000,000	(75,000,000)	(37,322)	(1,039,842)	1,002,520
S&P 500 Index Put	UBS	108	2/12/2021	75,000,000	(75,000,000)	(108,297)	(1,167,209)	1,058,912
S&P 500 Index Put	Barclays	110	10/9/2020	62,500,000	(62,500,000)	(2,238)	(632,677)	630,439
S&P 500 Index Put	Credit Suisse	109	12/4/2020	62,500,000	(62,500,000)	(31,101)	(750,798)	719,697
Total OTC Written Options						$(279,333)	$(7,903,292)	$7,623,959

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	9/29/2020	3,500,000	$3,813,949	$4,179,268	$365,319
Euro	Buy	BNP Paribas S.A.	11/25/2020	5,000,000	5,397,248	5,977,487	580,239
Euro	Buy	Goldman Sachs	12/22/2020	4,000,000	4,317,799	4,785,023	467,224
Japanese yen	Buy	Standard Chartered Bank	12/22/2020	467,120,000	4,386,309	4,417,156	30,847
Japanese yen	Buy	State Street Bank and Trust	9/29/2020	409,122,000	3,834,141	3,864,167	30,026
Japanese yen	Buy	State Street Bank and Trust	11/25/2020	574,925,000	5,418,453	5,433,895	15,442
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,489,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND August 31, 2020

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	Standard Chartered Bank	12/22/2020	4,000,000	$4,386,309	$4,785,023	$(398,714)
Euro	Sell	State Street Bank and Trust	9/29/2020	3,500,000	3,834,141	4,179,268	(345,127)
Euro	Sell	State Street Bank and Trust	11/25/2020	5,000,000	5,418,453	5,977,487	(559,034)
Japanese yen	Sell	Bank of America	9/29/2020	409,097,500	3,813,949	3,863,935	(49,986)
Japanese yen	Sell	BNP Paribas S.A.	11/25/2020	573,685,000	5,397,248	5,422,175	(24,927)
Japanese yen	Sell	Goldman Sachs	12/22/2020	467,208,800	4,317,799	4,417,996	(100,197)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,477,985)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
MSCI Emerging Market INDEX	September 2020	347	Long	$17,740,639	$19,091,940	$1,351,301
Ultra Long U.S. Treasury Bond	December 2020	199	Long	43,461,813	43,960,344	498,531
Total Unrealized Appreciation on Open Futures Contracts						$1,849,832

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E- Mini MSCI EAFE INDEX	September 2020	185	Short	$(17,399,892)	$(17,575,925)	$(176,033)
E-Mini Russell 2000	September 2020	331	Short	(22,874,060)	(25,839,515)	(2,965,455)
E-Mini S&P 500 INDEX	September 2020	558	Short	(88,277,923)	(97,619,310)	(9,341,387)
Total Unrealized Depreciation on Open Futures Contracts						$(12,482,875)

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$1,171,269	$—	$—	$1,171,269
OTC Options Purchased	—	461	—	461
Total	$1,171,269	$461	$—	$1,171,730
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,489	$—	$1,489
Liabilities	—	(1,478)	—	(1,478)
OTC Options Written
Assets	—	—	—	—
Liabilities	—	(279)	—	(279)
Futures Contracts
Assets	1,850	—	—	1,850
Liabilities	(12,483)	—	—	(12,483)
Total	$(10,633)	$(268)	$—	$(10,901)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 101.90%

ASSET-BACKED SECURITIES 24.86%

Automobiles 13.94%

American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	$35	$35,186
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	225	224,656
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	139	141,232
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	227	228,116
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	58	59,159
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	60	60,184
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	510,909
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	38	38,595
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	107	107,452
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	39	39,543
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	113	114,056
Capital One Prime Auto Receivables Trust 2019-1 A2	2.58%	4/15/2022	43	42,740
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	35	35,428
CarMax Auto Owner Trust 2019-4 B	2.32%	7/15/2025	450	469,656
CarMax Auto Owner Trust 2020-1 C	2.34%	11/17/2025	195	199,685
CarMax Auto Owner Trust 2020-1 D	2.64%	7/15/2026	125	126,171
CarMax Auto Owner Trust 2020-3 C	1.69%	4/15/2026	51	51,673
Carvana Auto Receivables Trust 2019-3A A2†	2.42%	4/15/2022	30	30,291
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	66	66,416
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	17	17,209
Chesapeake Funding II LLC 2018-2A A2†	0.532%(1 Mo. LIBOR + .37%) #	8/15/2030	52	51,621
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	200	203,219
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	115	116,028
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	185	190,128
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	100	102,514
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	267	269,987
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	267	271,168
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	250	254,048
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	13	12,912
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	62	62,539
Drive Auto Receivables Trust 2018-2 D	4.14%	8/15/2024	274	284,977
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	9	9,573
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	228	238,401
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	158	165,431
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	1	1,033
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	75	76,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	$10		$10,420
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	265		268,187
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	71		71,284
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	11		11,498
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	1		952
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	9		9,427
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	85		86,483
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	68		68,609
First Investors Auto Owner Trust 2019-2A C†	2.71%	12/15/2025	104		106,798
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	4		3,708
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	35		35,752
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	197		198,526
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	17		16,650
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	100		101,448
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	500		513,816
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	100		105,076
GLS Auto Receivables Issuer Trust 2020-3A B†	1.38%	8/15/2024	100		100,187
GLS Auto Receivables Issuer Trust 2020-3A C†	1.92%	5/15/2025	131		131,290
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	6		5,940
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	18		18,185
Hyundai Auto Receivables Trust 2019-B	2.40%	6/15/2026	148		154,428
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	38		38,753
Hyundai Auto Receivables Trust 2020-B	1.60%	12/15/2026	51		51,382
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	12		12,047
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	36		36,684
Prestige Auto Receivables Trust 2017-1A D†	3.61%	10/16/2023	290		295,884
Santander Consumer Auto Receivables Trust 2020-B†	1.29%	4/15/2026	414		415,103
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	221		223,510
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	—	(a)	126
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	150		152,341
Santander Drive Auto Receivables Trust 2018-1 D	3.32%	3/15/2024	310		317,526
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	285		290,043
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	450		459,857
TCF Auto Receivables Owner Trust 2016-1A D†	3.50%	7/17/2023	52		52,035
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	23		23,150
TCF Auto Receivables Owner Trust 2016-PT1A D†	4.20%	4/15/2024	52		52,376
Toyota Auto Loan Extended Note Trust 2020-1†	1.35%	5/25/2033	400		413,373
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	227		228,035
Westlake Automobile Receivables Trust 2019-1A B†	3.26%	10/17/2022	125		126,581
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	200		204,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	$22		$22,331
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	169		170,712
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	254		258,444
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	454		462,888
Total					11,234,706

Credit Cards 1.75%

American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	142		147,675
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	311		311,219
Chase Issuance Trust 2014-A2	2.77%	3/15/2023	10		10,134
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	100		100,202
Master Credit Card Trust II 2020-1A A†	1.99%	9/21/2024	369		383,113
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	100		100,273
Trillium Credit Card Trust II 2018-2A A†	0.524%(1 Mo. LIBOR + .35%) #	9/26/2023	100		100,008
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	48		48,494
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	209		209,373
Total					1,410,491

Other 9.17%

Ammc Clo 19 Ltd. 2016-19A AR†	1.415%(3 Mo. LIBOR + 1.14%) #	10/16/2028	250		248,500
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%	3/20/2025	100		99,496
Apex Credit CLO Ltd. 2016-1A AS1R†	1.545%(3 Mo. LIBOR + 1.30%) #	10/27/2028	98		97,800
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	—	(a)	327
Avery Point VI CLO Ltd. 2015-6A AR†	1.299%(3 Mo. LIBOR + 1.05%) #	8/5/2027	250		249,560
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	1.522%(3 Mo. LIBOR + 1.25%) #	1/20/2029	250		249,942
Benefit Street Partners CLO X Ltd. 2016-10A A1R†	1.415%(3 Mo. LIBOR + 1.14%) #	1/15/2029	350		347,860
BMW Floorplan Master Owner Trust 2018-1 A1†	3.15%	5/15/2023	187		190,554
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	5		5,023
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	14		14,186
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	132		133,839
Dryden XXVI Senior Loan Fund 2013-26A AR†	1.175%(3 Mo. LIBOR + .90%) #	4/15/2029	270		267,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Elm CLO Ltd. 2014-1A ARR†	1.443%(3 Mo. LIBOR + 1.17%) #	1/17/2029		$250	$249,424
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%	3/21/2033	CAD	150	114,736	(c)
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%	3/15/2024		$279	289,213
LCM XXII Ltd. 22A A1R†	1.432%(3 Mo. LIBOR + 1.16%) #	10/20/2028		250	248,555
LoanCore Issuer Ltd. 2019-CRE2 A†	1.292%(1 Mo. LIBOR + 1.13%) #	5/15/2036		250	246,284
Madison Park Funding XI Ltd. 2013-11A AR†	1.416%(3 Mo. LIBOR + 1.16%) #	7/23/2029		250	249,066
Massachusetts Educational Financing Authority 2008-1 A1	1.195%(3 Mo. LIBOR + .95%) #	4/25/2038		95	94,883
ME Funding LLC 2019-1 A2†	6.448%	7/30/2049		313	257,137
Mercedes-Benz Master Owner Trust 2018-BA A†	0.502%(1 Mo. LIBOR + .34%) #	5/15/2023		100	100,123
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.472%(3 Mo. LIBOR + 1.20%) #	4/18/2025		45	44,859
Mountain View CLO LLC 2017-1A AR†	1.361%(3 Mo. LIBOR + 1.09%) #	10/16/2029		250	249,427
MVW Owner Trust 2017-1A A†	2.42%	12/20/2034		391	399,049
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.345%(3 Mo. LIBOR + 1.10%) #	12/21/2029		500	499,033
NextGear Floorplan Master Owner Trust 2019-1A A2†	3.21%	2/15/2024		332	338,701
Oaktree EIF III Series I Ltd. 2016-IIIA B†	2.272%(3 Mo. LIBOR + 2.00%) #	10/20/2027		250	249,229
Octagon Investment Partners 25 Ltd. 2015-1A AR†	1.072%(3 Mo. LIBOR + .80%) #	10/20/2026		178	176,860
OneMain Financial Issuance Trust 2019-1A B†	3.79%	2/14/2031		100	103,587
Orange Lake Timeshare Trust 2015-AA A†	2.88%	9/8/2027		9	8,955
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.122%(3 Mo. LIBOR + .85%) #	1/20/2027		217	215,736
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023		100	101,109
PFS Financing Corp. 2020-F A†	0.93%	8/15/2024		100	100,194
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023		28	27,878
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024		27	26,773
SCF Equipment Leasing LLC 2019-1A C†	3.92%	11/20/2026		100	100,617
SCF Equipment Leasing LLC 2019-2A A1†	2.22%	6/20/2024		64	64,530
SCF Equipment Leasing LLC 2019-2A B†	2.76%	8/20/2026		100	103,335
SCF Equipment Leasing LLC 2019-2A C†	3.11%	6/21/2027		100	102,911
Sierra Timeshare Receivables Funding LLC 2016-1A A†	3.08%	3/21/2033		31	31,460
Sound Point CLO III-R Ltd. 2013-2RA B†	1.725%(3 Mo. LIBOR + 1.45%) #	4/15/2029		250	238,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

TAL Advantage VI LLC 2017-1A A†	4.50%	4/20/2042	$66	$67,259
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%	7/20/2043	85	85,441
Towd Point Asset Trust 2018-SL1 A†	0.775%(1 Mo. LIBOR + .60%) #	1/25/2046	51	50,425
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048	248	256,335
Total				7,396,407
Total Asset-Backed Securities (cost $19,857,709)				20,041,604

CORPORATE BONDS 28.43%

Aerospace/Defense 0.38%

Boeing Co. (The)	2.80%	3/1/2023	200	204,055
Boeing Co. (The)	4.508%	5/1/2023	100	105,670
Total				309,725

Automotive 2.58%

BMW US Capital LLC†	3.80%	4/6/2023	65	70,332
BMW US Capital LLC†	3.90%	4/9/2025	130	146,297
Ford Motor Credit Co. LLC	1.227%(3 Mo. LIBOR + .93%) #	9/24/2020	75	74,960
General Motors Financial Co., Inc.	2.75%	6/20/2025	94	97,173
General Motors Financial Co., Inc.	3.15%	6/30/2022	88	90,676
General Motors Financial Co., Inc.	3.20%	7/6/2021	216	219,642
General Motors Financial Co., Inc.	3.45%	1/14/2022	4	4,109
General Motors Financial Co., Inc.	3.70%	5/9/2023	434	455,082
General Motors Financial Co., Inc.	5.10%	1/17/2024	153	168,195
Hyundai Capital America	1.138%(3 Mo. LIBOR + .82%) #	3/12/2021	90	90,005
Hyundai Capital America†	3.45%	3/12/2021	25	25,329
Nissan Motor Acceptance Corp.†	2.55%	3/8/2021	75	75,157
Toyota Motor Credit Corp.	1.35%	8/25/2023	84	86,219
Volkswagen Group of America Finance LLC†	2.90%	5/13/2022	200	207,614
Volkswagen Group of America Finance LLC†	3.125%	5/12/2023	253	268,631
Total				2,079,421

Banks: Regional 7.93%

ABN AMRO Bank NV (Netherlands)(d)	6.25%	4/27/2022	200	216,317
Associated Bank NA	3.50%	8/13/2021	7	7,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	3.004%(3 Mo. LIBOR + .79%) #	12/20/2023	$500	$527,178
Bank of America Corp.	3.95%	4/21/2025	62	69,788
Bank of America Corp.	4.00%	1/22/2025	250	280,269
Barclays Bank plc (United Kingdom)†(d)	10.179%	6/12/2021	80	85,474
Canadian Imperial Bank of Commerce (Canada)(d)	0.95%	6/23/2023	86	87,077
Citibank NA	0.853%(3 Mo. LIBOR + .60%) #	5/20/2022	250	250,845
Citigroup, Inc.	1.678%(SOFR + 1.67%) #	5/15/2024	55	56,435
Citigroup, Inc.	4.40%	6/10/2025	325	370,607
Danske Bank A/S (Denmark)†(d)	2.75%	9/17/2020	200	200,204
Danske Bank A/S (Denmark)†(d)	5.00%	1/12/2022	700	738,207
Goldman Sachs Group, Inc. (The)	1.355%(3 Mo. LIBOR + 1.11%) #	4/26/2022	675	678,586
Goldman Sachs Group, Inc. (The)	3.50%	4/1/2025	95	105,368
HSBC USA, Inc.	9.30%	6/1/2021	27	28,638
JPMorgan Chase & Co.	0.918%(3 Mo. LIBOR + .61%) #	6/18/2022	350	351,244
JPMorgan Chase & Co.	3.875%	9/10/2024	200	222,915
Lloyds Bank plc (United Kingdom)†(d)	6.50%	9/14/2020	300	300,538
Lloyds Banking Group plc (United Kingdom)(d)	1.326%(1 Yr Treasury CMT + 1.10%) #	6/15/2023	200	201,989
Macquarie Bank Ltd. (Australia)†(d)	6.625%	4/7/2021	40	41,390
Morgan Stanley	0.779%(SOFR + .70%) #	1/20/2023	175	175,497
Morgan Stanley	1.188%(3 Mo. LIBOR + .93%) #	7/22/2022	150	150,986
Morgan Stanley	2.72%(SOFR + 1.15%) #	7/22/2025	211	225,823
National Securities Clearing Corp.†	1.20%	4/23/2023	250	254,795
Swedbank AB (Sweden)†(d)	1.30%	6/2/2023	200	204,109
UBS AG	7.625%	8/17/2022	500	560,916
Total				6,392,356

Biotechnology Research & Production 0.05%

Royalty Pharma plc†(e)	0.75%	9/2/2023	38	38,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.25%

Carrier Global Corp.†	2.242%		2/15/2025	$75	$78,650
Vulcan Materials Co.	0.896%(3 Mo. LIBOR + .65%)	#	3/1/2021	126	125,994
Total					204,644

Business Services 0.05%

Equifax, Inc.	1.15%(3 Mo. LIBOR + .87%)	#	8/15/2021	10	10,042
PayPal Holdings, Inc.	2.40%		10/1/2024	31	33,108
Total					43,150

Chemicals 0.01%

Celanese US Holdings LLC	5.875%		6/15/2021	4	4,152

Computer Hardware 0.72%

Dell International LLC/EMC Corp.†	5.45%		6/15/2023	227	250,775
Hewlett Packard Enterprise Co.	0.998%(3 Mo. LIBOR + .68%)	#	3/12/2021	183	183,384
Hewlett Packard Enterprise Co.	1.024%(3 Mo. LIBOR + .72%)	#	10/5/2021	150	150,029
Total					584,188

Drugs 2.78%

AbbVie, Inc.†	0.897%(3 Mo. LIBOR + .65%)	#	11/21/2022	9	9,047
AbbVie, Inc.†	2.60%		11/21/2024	290	310,980
AstraZeneca plc (United Kingdom)(d)	3.375%		11/16/2025	100	112,791
Bayer US Finance II LLC†	3.875%		12/15/2023	500	548,745
Becton Dickinson & Co.	1.181%(3 Mo. LIBOR + .88%)	#	12/29/2020	511	511,218
Cardinal Health, Inc.	1.083%(3 Mo. LIBOR + .77%)	#	6/15/2022	115	115,990
Cardinal Health, Inc.	3.50%		11/15/2024	33	36,290
Cigna Corp.	0.949%(3 Mo. LIBOR + .65%)	#	9/17/2021	597	597,134
Total					2,242,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.26%

Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	$56	$59,442
Berkshire Hathaway Energy Co.†	4.05%	4/15/2025	75	85,859
Dominion Energy, Inc.†	0.646%(3 Mo. LIBOR + .40%) #	12/1/2020	51	51,017
Dominion Energy, Inc.	3.071%	8/15/2024	100	108,566
Dominion Energy, Inc.	4.104%	4/1/2021	5	5,100
DTE Energy Co.	1.05%	6/1/2025	15	15,092
Enel Finance International NV (Netherlands)†(d)	4.25%	9/14/2023	400	438,618
Evergy, Inc.	2.45%	9/15/2024	13	13,810
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	55	56,107
Puget Energy, Inc.	5.625%	7/15/2022	70	74,557
San Diego Gas & Electric Co.	1.914%	2/1/2022	8	7,573
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	2	2,054
Vistra Operations Co. LLC†	3.55%	7/15/2024	90	95,583
Total				1,013,378

Electrical Equipment 0.56%

Broadcom, Inc.	3.625%	10/15/2024	224	245,606
Micron Technology, Inc.	2.497%	4/24/2023	148	154,675
NXP BV/NXP Funding LLC (Netherlands)†(d)	2.70%	5/1/2025	50	53,351
Total				453,632

Electronics 0.04%

Roper Technologies, Inc.(e)	1.00%	9/15/2025	25	25,177
Trimble, Inc.	4.15%	6/15/2023	5	5,416
Total				30,593

Financial Services 1.73%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	150	154,730
Aircastle Ltd.	4.40%	9/25/2023	232	230,443
Aircastle Ltd.	5.00%	4/1/2023	40	40,244
Aircastle Ltd.	5.50%	2/15/2022	5	5,118
Ally Financial, Inc.	4.25%	4/15/2021	12	12,206
Ally Financial, Inc.	5.125%	9/30/2024	200	224,020
Ameriprise Financial, Inc.	3.00%	4/2/2025	64	70,183
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	260	253,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Jefferies Financial Group, Inc.	5.50%	10/18/2023	$214	$236,093
Jefferies Group LLC	5.125%	1/20/2023	40	43,767
Jefferies Group LLC	6.875%	4/15/2021	30	31,123
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%	3/15/2023	96	91,664
Total				1,392,678

Food 0.09%

Smithfield Foods, Inc.†	2.65%	10/3/2021	76	75,907

Health Care Products 0.88%

Boston Scientific Corp.	1.90%	6/1/2025	20	20,981
Boston Scientific Corp.	3.45%	3/1/2024	145	157,788
Boston Scientific Corp.	3.85%	5/15/2025	106	120,520
Zimmer Biomet Holdings, Inc.	1.066%(3 Mo. LIBOR + .75%) #	3/19/2021	408	408,104
Total				707,393

Health Care Services 0.30%

CommonSpirit Health	2.76%	10/1/2024	11	11,549
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5	5,591
HCA, Inc.	5.00%	3/15/2024	192	217,075
HCA, Inc.	5.25%	4/15/2025	9	10,498
Total				244,713

Household Equipment/Products 0.07%

Newell Brands, Inc.	4.35%	4/1/2023	55	58,266

Insurance 0.65%

Jackson National Life Global Funding†	0.795%(3 Mo. LIBOR + .48%) #	6/11/2021	120	120,369
Lincoln National Corp.	4.20%	3/15/2022	75	79,318
Metropolitan Life Global Funding I†	0.90%	6/8/2023	150	151,914
Pacific Life Global Funding II†	1.20%	6/24/2025	23	23,374
Protective Life Global Funding†	1.082%	6/9/2023	150	152,205
Total				527,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Leasing 0.43%

Aviation Capital Group LLC†	3.875%	5/1/2023		$100	$98,724
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024		226	246,453
Total					345,177

Lodging 0.19%

Las Vegas Sands Corp.	3.20%	8/8/2024		150	152,420

Machinery: Agricultural 0.33%

BAT Capital Corp.	2.789%	9/6/2024		22	23,414
BAT Capital Corp.	3.222%	8/15/2024		188	202,853
Reynolds American, Inc.	4.85%	9/15/2023		34	38,097
Total					264,364

Machinery: Industrial/Specialty 0.94%

CNH Industrial Capital LLC	4.375%	11/6/2020		150	150,485
CNH Industrial Capital LLC	4.875%	4/1/2021		12	12,265
CNH Industrial NV (United Kingdom)(d)	4.50%	8/15/2023		150	161,514
Otis Worldwide Corp.†	0.754%(3 Mo. LIBOR + .45%) #	4/5/2023		425	424,889
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024		10	10,878
Total					760,031

Manufacturing 0.06%

Pentair Finance Sarl (Luxembourg)(d)	3.15%	9/15/2022		45	44,546

Media 0.38%

Cox Communications, Inc.†	2.95%	6/30/2023		195	206,097
NBCUniversal Enterprise, Inc.†	5.25%	—	(f)	100	101,625
Total					307,722

Metals & Minerals: Miscellaneous 0.51%

Anglo American Capital plc (United Kingdom)†(d)	3.75%	4/10/2022		200	207,342
Glencore Funding LLC†	4.125%	5/30/2023		46	49,518
Glencore Funding LLC†	4.625%	4/29/2024		135	151,100
Total					407,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 1.35%

Concho Resources, Inc.	4.375%	1/15/2025	$17	$17,567
Continental Resources, Inc.	4.50%	4/15/2023	15	15,121
Continental Resources, Inc.	5.00%	9/15/2022	288	288,072
Diamondback Energy, Inc.	4.75%	5/31/2025	29	31,854
Diamondback Energy, Inc.	5.375%	5/31/2025	144	149,994
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(d)	4.95%	7/19/2022	200	212,128
Phillips 66	0.834%(3 Mo. LIBOR + .60%) #	2/26/2021	120	119,932
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.75%	4/16/2022	200	205,395
Suncor Energy Ventures Corp. (Canada)†(d)	9.40%	9/1/2021	25	26,561
Woodside Finance Ltd. (Australia)†(d)	4.60%	5/10/2021	20	20,307
Total				1,086,931

Oil: Crude Producers 2.43%

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	39	45,035
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	275	320,652
Energy Transfer Operating LP	5.875%	1/15/2024	350	389,054
Energy Transfer Operating LP	7.60%	2/1/2024	25	28,270
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	45	47,697
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	28	28,207
MPLX LP	1.413%(3 Mo. LIBOR + 1.10%) #	9/9/2022	93	93,010
MPLX LP	3.50%	12/1/2022	50	52,353
MPLX LP	5.25%	1/15/2025	75	78,173
MPLX LP	6.25%	10/15/2022	52	52,108
NGPL PipeCo LLC†	4.375%	8/15/2022	225	233,412
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	475	524,490
Sunoco Logistics Partners Operations LP	4.40%	4/1/2021	5	5,086
Texas Eastern Transmission LP†	2.80%	10/15/2022	50	51,285
Texas Eastern Transmission LP†	4.125%	12/1/2020	10	10,027
Williams Cos, Inc. (The)	7.875%	9/1/2021	1	1,072
Total				1,959,931

Oil: Integrated Domestic 0.17%

Halliburton Co.	3.80%	11/15/2025	8	8,781
Schlumberger Holdings Corp.†	3.75%	5/1/2024	121	131,866
Total				140,647

Paper & Forest Products 0.05%

Georgia-Pacific LLC†	1.75%	9/30/2025	36	37,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate 0.40%

Brixmor Operating Partnership LP	1.301%(3 Mo. LIBOR + 1.05%)	#	2/1/2022	$25	$24,587
Healthcare Trust of America Holdings LP	3.70%		4/15/2023	50	52,777
SL Green Operating Partnership LP	3.25%		10/15/2022	19	19,417
Vereit Operating Partnership LP	4.60%		2/6/2024	206	221,825
Total					318,606

Technology 0.78%

Baidu, Inc. (China)(d)	3.075%		4/7/2025	200	214,223
E*TRADE Financial Corp.	2.95%		8/24/2022	5	5,227
JD.com, Inc. (China)(d)	3.125%		4/29/2021	200	202,288
Tencent Holdings Ltd. (China)†(d)	2.985%		1/19/2023	200	208,937
Total					630,675

Transportation: Miscellaneous 0.08%

Canadian Pacific Railway Co. (Canada)(d)	9.45%		8/1/2021	35	37,687
Huntington Ingalls Industries, Inc.†	3.844%		5/1/2025	23	25,221
Total					62,908
Total Corporate Bonds (cost $22,304,085)					22,921,153

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.03%

Government National Mortgage Assoc. 2014-112 A	3.00	%#(g)	1/16/2048	14	14,682
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	5	5,583
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $19,246)					20,265

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 8.07%

Federal National Mortgage Assoc.(h) (cost $6,510,602)	3.00%		TBA	6,200	6,508,547

MUNICIPAL BOND 0.01%

Miscellaneous

State of Illinois (cost $7,919)	4.95%		6/1/2023	8	7,967

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 16.58%

AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	$100	$100,808
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.092%(1 Mo. LIBOR + .93%)	#	12/15/2036	350	330,535
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.652	%#(g)	3/10/2037	230	228,024
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.212%(1 Mo. LIBOR + 1.05%)	#	9/15/2036	346	341,453
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	300	292,067
BBCMS Mortgage Trust 2018-TALL A†	0.884%(1 Mo. LIBOR + .72%)	#	3/15/2037	250	241,557
BBCMS Mortgage Trust 2020-C7	2.021%		4/15/2053	250	259,122
BDS 2018-FL2 A†	1.112%(1 Mo. LIBOR + .95%)	#	8/15/2035	176	174,013
BX Commercial Mortgage Trust 2018-BIOA A†	0.833%(1 Mo. LIBOR + .67%)	#	3/15/2037	45	44,686
BX Commercial Mortgage Trust 2019-XL A†	1.082%(1 Mo. LIBOR + .92%)	#	10/15/2036	190	190,097
BX Commercial Mortgage Trust 2019-XL B†	1.242%(1 Mo. LIBOR + 1.08%)	#	10/15/2036	95	94,759
BX Commercial Mortgage Trust 2019-XL C†	1.412%(1 Mo. LIBOR + 1.25%)	#	10/15/2036	95	94,599
BX Commercial Mortgage Trust 2019-XL D†	1.612%(1 Mo. LIBOR + 1.45%)	#	10/15/2036	95	94,905
BX Commercial Mortgage Trust 2019-XL E†	1.962%(1 Mo. LIBOR + 1.80%)	#	10/15/2036	95	94,472
BX Trust 2017-SLCT D†	2.212%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	9	8,808
BX Trust 2018-GW A†	0.962%(1 Mo. LIBOR + .80%)	#	5/15/2035	24	23,137
Cantor Commercial Real Estate Lending 2019 CF1 65B†	4.14	%#(g)	5/15/2052	11	10,563
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411	%#(g)	5/15/2052	50	50,612
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	81,267
CHT Mortgage Trust 2017-CSMO C†	1.662%(1 Mo. LIBOR + 1.50%)	#	11/15/2036	300	286,920
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	137	140,045
Citigroup Commercial Mortgage Trust 2013-375P C†	3.635	%#(g)	5/10/2035	275	276,644
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9	9,146
Citigroup Commercial Mortgage Trust 2016-GC36	3.616%		2/10/2049	100	111,897
Citigroup Commercial Mortgage Trust 2016-GC37	3.314%		4/10/2049	225	248,432
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	6	6,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.732	%#(g)	8/10/2049	$100	$107,212
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107	116,672
Commercial Mortgage Pass-Through Certificates 2014-UBS5 A4	3.838%		9/10/2047	178	195,646
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17	18,980
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280	297,525
Commercial Mortgage Pass-Through Certificates 2015-LC21 A4	3.708%		7/10/2048	219	242,428
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.53	%#(g)	7/10/2050	10	10,601
Commercial Mortgage Pass-Through Certificates 2016-GCT B†	3.086%		8/10/2029	214	214,859
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	241	240,140
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.70%		4/25/2065	183	183,583
DBWF Mortgage Trust 2018-GLKS A†	1.191%(1 Mo. LIBOR + 1.03%)	#	12/19/2030	235	227,764
Deephaven Residential Mortgage Trust 2020-2 A1†	1.692%		5/25/2065	167	167,743
Ellington Financial Mortgage Trust 2020-1 A1†	2.006	%#(g)	5/25/2065	139	141,725
GCAT Trust 2020-NQM2 A1†	1.555%		4/25/2065	167	167,758
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	100,532
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	160	161,600
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	0.506	%#(g)	10/15/2036	21,863	65,808
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.662%(1 Mo. LIBOR + 1.50%)	#	6/15/2038	100	94,553
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.312%(1 Mo. LIBOR + 1.15%)	#	8/15/2032	385	372,267
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.662%(1 Mo. LIBOR + 1.50%)	#	8/15/2032	185	176,460
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	0.587	%#(g)	8/15/2032	10,131	17,356
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	339	366,141
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	225	249,390
GS Mortgage Securities Trust 2016-GS2	3.05%		5/10/2049	225	243,317
Hilton Orlando Trust 2018-ORL A†	0.932%(1 Mo. LIBOR + .77%)	#	12/15/2034	28	26,864
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,626	(c)
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	90,672
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	225	239,194
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.767	%#(g)	7/5/2031	46	47,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%	9/5/2032	$225	$224,871
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%	10/5/2031	66	65,602
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%	10/5/2031	239	232,769
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	2.302%(1 Mo. LIBOR + 2.14%) #	10/15/2032	34	30,747
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.162%(1 Mo. LIBOR + 1.00%) #	6/15/2032	21	20,276
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.462%(1 Mo. LIBOR + 1.30%) #	6/15/2032	8	7,536
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.762%(1 Mo. LIBOR + 1.60%) #	6/15/2032	146	137,250
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02%(1 Mo. LIBOR + 1.02%) #	11/15/2035	12	11,540
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35%(1 Mo. LIBOR + 1.35%) #	11/15/2035	12	11,304
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70%(1 Mo. LIBOR + 1.70%) #	11/15/2035	12	11,118
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.107%(1 Mo. LIBOR + .95%) #	7/5/2033	10	9,539
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%	7/5/2033	19	20,113
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%	7/5/2033	10	10,387
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.807%(1 Mo. LIBOR + 1.65%) #	7/5/2033	12	11,580
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%	7/5/2033	14	14,056
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%	1/5/2034	138	145,080
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%	1/5/2034	33	32,871	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%	10/15/2030	100	86,506
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A5	4.064%	2/15/2047	40	42,821
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%	9/13/2031	206	205,209
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%	6/15/2044	95	96,992
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%	3/15/2045	25	25,750
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%	8/5/2034	500	499,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Motel 6 Trust 2017-MTL6 C†	1.562%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	$8	$7,795
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	38	37,280
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917	%#(g)	11/15/2032	33	34,514
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	16	17,023
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	19	19,107
RETL 2019-RVP C†	2.262%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	50	45,755
SLIDE 2018-FUN A†	1.062%(1 Mo. LIBOR + .90%)	#	6/15/2031	9	9,152
SLIDE 2018-FUN B†	1.412%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	9	8,853
SLIDE 2018-FUN C†	1.712%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	9	8,673
SLIDE 2018-FUN XCP IO†	0.976	%#(g)	12/15/2020	5,639	16,037
Starwood Mortgage Residential Trust 2020-3 A1†	1.486	%#(g)	4/25/2065	230	230,351
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	100	101,289
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	45	46,924
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	82	85,856
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	20	20,809
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,125
Verus Securitization Trust 2020-4 A1†	1.502%		6/25/2065	170	170,469
Verus Securitization Trust 2020-INV1 A1†	1.977	%#(g)	3/25/2060	126	127,467
Vista Point Securitization Trust 2020-1 A1†	1.763	%#(g)	3/25/2065	244	245,674
Vista Point Securitization Trust 2020-2 A1†	1.475	%#(g)	4/25/2065	127	127,307
VMC Finance LLC 2019-FL3 A†	1.262%(1 Mo. LIBOR + 1.10%)	#	9/15/2036	371	361,952
VNDO Mortgage Trust 2012-6AVE C†	3.448	%#(g)	11/15/2030	309	317,015
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	21	22,475
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	40	42,923
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A3	3.354%		9/15/2057	55	59,548
Wells Fargo Commercial Mortgage Trust 2017-RC1 A2	3.118%		1/15/2060	114	116,587
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	25	27,074
West Town Mall Trust 2017-KNOX C†	4.491	%#(g)	7/5/2030	15	14,676
West Town Mall Trust 2017-KNOX D†	4.491	%#(g)	7/5/2030	15	14,493
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(g)	2/15/2044	32	32,002
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.90	%#(g)	6/15/2045	25	20,874	(c)
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	22	22,381
WF-RBS Commercial Mortgage Trust 2013-C18 A4	3.896%		12/15/2046	24	25,540
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87	95,015
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	140	151,230
WFLD Mortgage Trust 2014-MONT A†	3.88	%#(g)	8/10/2031	275	276,633
Total Non-Agency Commercial Mortgage-Backed Securities (cost $13,492,215)					13,370,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 23.92%

U.S. Treasury Bill	Zero Coupon	11/12/2020	$1,962	$1,961,667
U.S. Treasury Inflation Indexed Note(i)	0.125%	4/15/2025	587	630,645
U.S. Treasury Note	0.125%	7/31/2022	16,701	16,696,433
Total U.S. Treasury Obligations (cost $19,267,589)				19,288,745
Total Long-Term Investments (cost $81,459,365)				82,158,454

SHORT-TERM INVESTMENT 5.29%

REPURCHASE AGREEMENT

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $4,147,900 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $4,353,458; proceeds: $4,268,079 (cost $4,268,079)			4,268	4,268,079
Total Investments in Securities 107.19% (cost $85,727,444)				86,426,533
Liabilities in Excess of Foreign Cash and Other Assets(j) (7.19%)				(5,796,206)
Net Assets 100.00%				$80,630,327

CAD	Canadian dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $32,668,355, which represents 40.52% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
(a)	Amount is less than $1,000.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Securities purchased on a when-issued basis.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

Credit Default Swaps on Indexes - Sell Protection at August 31, 2020(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	$1,143,000	$1,015,180	$5,348	$(133,168)	$(127,820)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $133,168.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	9/15/2020	150,000	$110,312	$115,005	$(4,693)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
5-Year Canadian Bond	December 2020	1	Short	CAD	(129,108)	CAD	(129,460)	$(270)
U.S. 5-Year Treasury Note	December 2020	18	Short		$(2,264,312)		$(2,268,562)	(4,250)
Total Unrealized Depreciation on Open Futures Contracts								$(4,520)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$7,281,671	$114,736	$7,396,407
Remaining Industries	—	12,645,197	—	12,645,197
Corporate Bonds	—	22,921,153	—	22,921,153
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	20,265	—	20,265
Government Sponsored Enterprises Pass-Through	—	6,508,547	—	6,508,547
Municipal Bond	—	7,967	—	7,967
Non-Agency Commercial Mortgage-Backed Securities	—	13,288,802	81,371	13,370,173
U.S. Treasury Obligations	—	19,288,745	—	19,288,745
Short-Term Investment
Repurchase Agreement	—	4,268,079	—	4,268,079
Total	$—	$86,230,426	$196,107	$86,426,533
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(127,820)	—	(127,820)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(4,693)	—	(4,693)
Futures Contracts
Assets	—	—	—	—
Liabilities	(4,520)	—	—	(4,520)
Total	$(4,520)	$(132,513)	$—	$(137,033)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND August 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non- Agency Commercial Mortgage- Backed Security
Balance as of December 1, 2019	$317,930	$—
Accrued Discounts (Premiums)	(431)	3
Realized Gain (Loss)	(4,771)	—
Change in Unrealized Appreciation (Depreciation)	2,572	(3,404)
Purchases	—	30,392
Sales	(100,000)	—
Transfers into Level 3	—	54,380
Transfers out of Level 3	(100,564)	—
Balance as of August 31, 2020	$114,736	$81,371
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$920	$(3,404)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.06%

ASSET-BACKED SECURITIES 19.02%

Automobiles 5.66%

ACC Trust 2019-1 A†	3.75%	5/20/2022	$8,014	$8,072,515
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	26,213	26,229,208
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	13,836	13,872,218
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	49,935,265
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	20,153	20,231,674
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	8,275	8,288,427
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	30,598	30,870,334
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	3,161	3,170,677
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.412%(1 Mo. LIBOR + .26%) #	6/20/2022	3,161	3,162,210
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%	2/18/2025	28,000	29,126,468
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%	2/18/2025	37,000	38,980,913
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	36,007	36,628,747
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	31,556	31,921,346
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	25,853	26,266,606
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	803	804,858
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	7,819	7,840,717
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	27,383	27,560,753
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	18,634,183
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	18,216	18,320,566
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	8,290	8,322,565
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	25,015	25,168,276
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%	9/15/2022	22,719	22,856,127
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%	6/15/2023	131,922	132,872,091
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	9,489	9,500,256
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	14,701	14,746,083
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	13,183,157
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	35,395	35,623,989
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	74,233	74,794,785
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	15,037	15,429,790
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	23,649	24,294,712
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	7,183	7,208,671
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	20,428	20,489,814
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	29,879	30,060,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	$13,725	$14,040,119
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	10,086	10,274,077
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,489,869
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	1,641	1,642,963
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	12,992	13,129,296
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	3,685	3,777,632
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,500	3,507,992
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	7,419	7,544,105
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	7,919	8,006,591
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	26,690	26,988,634
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	32,337	32,841,842
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448	11,167,132
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	16,011	16,493,325
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	23,296	23,439,955
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	12,330	12,547,739
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	1,913	1,938,706
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	16,422	16,866,668
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	83,037	84,157,360
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	10,244	10,373,618
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	7,423	7,465,173
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	36,336	36,662,520
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	46,712	47,306,572
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	45,962	48,058,750
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	46,539	47,897,818
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	22,380	22,668,630
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	43,447	44,796,212
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,276	28,238,477
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	2,536	2,538,436
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	60,721	61,962,672
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	46,783	47,352,864
Drive Auto Receivables Trust 2020-2 A3	0.83%	5/15/2024	13,000	13,056,244
Drive Auto Receivables Trust 2020-2 B	1.42%	3/17/2025	9,000	9,102,798
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%	5/20/2023	34,253	34,672,949
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	11,706	11,742,192
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	43,025	43,542,436
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	30,066	30,181,833
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,213	29,489,949
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	8,540	8,609,338
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	9,226	9,252,041
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	21,741	22,084,807
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	39,189	39,704,077

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	$38,244	$39,777,317
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	97,520	105,632,357
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	50,338	55,252,167
Ford Credit Auto Owner Trust REV1 2016-1 A†	2.31%	8/15/2027	58,297	58,748,790
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	11,175	11,465,743
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	14,970	14,993,056
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	46,349	46,826,126
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	38,356	38,691,423
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,645	14,432,183
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,166	11,676,351
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	38,483	38,884,170
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	33,987	34,233,014
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	9,882	9,948,230
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	8,441	8,525,565
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	929	930,415
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,158	69,221,537
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	5,593	5,611,199
Santander Drive Auto Receivables Trust 2018-1 C	2.96%	3/15/2024	25,399	25,591,302
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	33,972	34,573,155
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	10,969	10,991,667
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	44,093	44,828,604
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	66,714	68,175,277
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	39,672	40,396,284
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	145	145,432
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	608	608,535
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	5,943	5,947,245
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	2,935	2,939,372
Tesla Auto Lease Trust 2020-A A3†	0.68%	12/20/2023	15,555	15,569,628
Toyota Auto Loan Extended Note Trust 2020-1†	1.35%	5/25/2033	62,871	64,972,916
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	73,843	74,770,874
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	4,540	4,572,282
Westlake Automobile Receivables Trust 2019-1A B†	3.26%	10/17/2022	21,268	21,537,032
Westlake Automobile Receivables Trust 2019-1A C†	3.45%	3/15/2024	11,100	11,343,714
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	55,480	55,904,714
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	47,426	48,728,731
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	54,950	55,911,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	$62,191	$63,408,563
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	6,426	6,456,808
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	10,171	10,343,217
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	29,174	30,336,450
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	8,886	9,137,317
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	25,464	25,692,812
Total				3,085,815,764

Credit Cards 3.05%

American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	32,359	33,652,156
American Express Credit Account Master Trust 2019-3 B	2.20%	4/15/2025	12,714	13,142,581
Barclays Dryrock Issuance Trust 2018-1 A	0.492%(1 Mo. LIBOR + .33%) #	7/15/2024	25,054	25,096,617
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	50,948	50,983,903
Capital One Multi-Asset Execution Trust 2019-A2	1.72%	8/15/2024	21,487	22,087,308
Discover Card Execution Note Trust 2018-A2	0.492%(1 Mo. LIBOR + .33%) #	8/15/2025	5,100	5,109,204
First National Master Note Trust 2017-2 A	0.602%(1 Mo. LIBOR + .44%) #	10/16/2023	123,149	123,147,953
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	147,428	148,662,710
Golden Credit Card Trust 2018-4A A†	3.44%	10/15/2025	53,391	57,959,860
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	7,742	7,757,609
Master Credit Card Trust II 2020-1A A†	1.99%	9/21/2024	12,223	12,690,478
Master Credit Card Trust II Series 2018-1A A†	0.661%(1 Mo. LIBOR + .49%) #	7/21/2024	149,590	149,501,099
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	99,892	100,164,780
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	14,959	15,266,252
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	133,732	135,461,235
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	42,808	43,083,768
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	36,807	37,682,587
Trillium Credit Card Trust II 2019-2A A†	3.038%	1/26/2024	69,423	70,124,006
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	193,189	195,178,055
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	49,120	49,209,182
World Financial Network Credit Card Master Trust 2018-C A	3.55%	8/15/2025	95,554	98,728,409
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	19,966	20,478,240
World Financial Network Credit Card Master Trust 2019-A	3.14%	12/15/2025	132,685	137,254,618
World Financial Network Credit Card Master Trust 2019-A M	3.61%	12/15/2025	29,519	30,399,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	$4,451	$4,585,095
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	73,918	75,745,608
Total					1,663,153,254

Home Equity 0.00%

Meritage Mortgage Loan Trust 2004-2 M3	1.15%(1 Mo. LIBOR + .98%)	#	1/25/2035	36	35,733

Other 10.31%

A10 Bridge Asset Financing LLC 2019-B A1†	3.085%		8/15/2040	85,700	86,179,080
ACAM Ltd. 2019-FL1 A†	1.562%(1 Mo. LIBOR + 1.40%)	#	11/17/2034	95,022	94,242,364
ACAM Ltd. 2019-FL1 AS†	1.912%(1 Mo. LIBOR + 1.75%)	#	11/17/2034	25,000	24,716,355	(a)
Ally Master Owner Trust 2018-2 A	3.29%		5/15/2023	1,893	1,935,608
AMMC CLO 16 Ltd. 2015-16A AR†	1.528%(3 Mo. LIBOR + 1.26%)	#	4/14/2029	32,000	31,908,000
Ammc Clo 19 Ltd. 2016-19A AR†	1.415%(3 Mo. LIBOR + 1.14%)	#	10/16/2028	83,322	82,822,079
Ammc Clo Ltd. 2016-19A BR†	2.075%(3 Mo. LIBOR + 1.80%)	#	10/16/2028	29,854	29,768,082
Ammc Clo Ltd. 2016-19A CR†	2.825%(3 Mo. LIBOR + 2.55%)	#	10/16/2028	13,000	12,980,427
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	26,100	26,673,610
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	49,235	50,141,018
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.297%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	31,258	30,887,749
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.297%(3 Mo. LIBOR + 1.05%)	#	1/28/2031	40,886	40,539,123
Apex Credit CLO Ltd. 2016-1A AS1R†	1.545%(3 Mo. LIBOR + 1.30%)	#	10/27/2028	80,035	79,529,604
Apex Credit CLO Ltd. 2016-1A B1R†	2.095%(3 Mo. LIBOR + 1.85%)	#	10/27/2028	16,704	16,528,314
Apex Credit CLO Ltd. 2017-1A B†	2.214%(3 Mo. LIBOR + 1.95%)	#	4/24/2029	18,374	18,205,814

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Apidos CLO XXII 2015-22A A1R†	1.332%(3 Mo. LIBOR + 1.06%)	#	4/20/2031	$80,936	$80,101,526
Aqua Finance Trust 2019-A 2019-A A†	3.14%		7/16/2040	59,192	60,399,803
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	1.152%(1 Mo. LIBOR + .99%)	#	12/15/2027	47,836	47,139,431
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.312%(1 Mo. LIBOR + 1.15%)	#	6/15/2028	35,293	35,030,346
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.312%(1 Mo. LIBOR + 1.15%)	#	5/15/2037	55,615	55,029,330
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	2,518	2,526,026
Atrium IX-9A AR†	1.496%(3 Mo. LIBOR + 1.24%)	#	5/28/2030	22,050	21,961,714
Avery Point V CLO Ltd. 2014-5A AR†	1.253%(3 Mo. LIBOR + .98%)	#	7/17/2026	19,127	19,103,105
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	1,381	1,380,615
Bain Capital Credit CLO 2017-1A A1†	1.522%(3 Mo. LIBOR + 1.25%)	#	7/20/2030	18,921	18,849,816
BDS Ltd. 2019-FL3 A†	1.562%(1 Mo. LIBOR + 1.40%)	#	12/15/2035	44,031	43,347,181
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	2.022%(3 Mo. LIBOR + 1.75%)	#	1/20/2029	24,750	24,600,681
BlueMountain CLO Ltd. 2012-2A AR2†	1.303%(3 Mo. LIBOR + 1.05%)	#	11/20/2028	10,340	10,293,630
BlueMountain CLO Ltd. 2013-1A A1R2†	1.502%(3 Mo. LIBOR + 1.23%)	#	1/20/2029	72,893	72,601,374
BlueMountain CLO Ltd. 2013-1A A2R2†	2.022%(3 Mo. LIBOR + 1.75%)	#	1/20/2029	27,442	27,193,137
BlueMountain CLO Ltd. 2016-2A A1R†	1.563%(3 Mo. LIBOR + 1.31%)	#	8/20/2032	26,500	26,169,415
Bowman Park CLO Ltd. 2014-1A AR†	1.436%(3 Mo. LIBOR + 1.18%)	#	11/23/2025	12,769	12,762,678
BSPRT Issuer, Ltd. 2019 FL5 A†	1.312%(1 Mo. LIBOR + 1.15%)	#	5/15/2029	48,248	47,610,041
Cent CLO Ltd. 2013-19A A1A†	1.60%(3 Mo. LIBOR + 1.33%)	#	10/29/2025	6,022	6,020,585
Colombia Cent CLO Ltd. 2018-27A A2A†	1.845%(3 Mo. LIBOR + 1.60%)	#	10/25/2028	5,608	5,519,184
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	528	528,429
Conn’s Receivables Funding LLC 2019-B A†	2.66%		6/17/2024	22,603	22,365,558
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	2,538	2,537,082
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	30,496	31,707,756
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	18,222	18,479,251
DLL LLC 2018-1 A3†	3.10%		4/18/2022	37,381	37,642,145
DLL LLC 2018-1 A4†	3.27%		4/17/2026	64,285	66,080,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021		$6,211	$6,223,431
DLL Securitization Trust 2017-A A4†	2.43%	11/17/2025		32,826	33,162,903
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040		1,139	1,157,477
Dryden XXV Senior Loan Fund 2012-25A BRR†	1.625%(3 Mo. LIBOR + 1.35%) #	10/15/2027		26,320	25,697,164
Elm CLO Ltd. 2014-1A ARR†	1.443%(3 Mo. LIBOR + 1.17%) #	1/17/2029		23,117	23,063,722
Elm CLO Ltd. 2014-1A BRR†	2.023%(3 Mo. LIBOR + 1.75%) #	1/17/2029		12,168	12,077,285
ENVA LLC 2019-A A†	3.96%	6/22/2026		3,846	3,857,482
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%	3/21/2033	CAD	17,751	13,683,383
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%	3/21/2033	CAD	7,974	6,099,390	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%	3/21/2033	CAD	15,035	11,445,665	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%	3/21/2033	CAD	8,879	6,797,420	(a)
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022		$158,386	158,473,112
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%	3/15/2024		137,580	142,616,474
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%	4/15/2026		87,348	94,689,320
FREED ABS TRUST 2018-2 A†	3.99%	10/20/2025		11,014	11,023,155
GPMT Ltd. 2019-FL2 A†	1.471%(1 Mo. LIBOR + 1.30%) #	2/22/2036		37,750	37,235,732
Grand Avenue CRE 2019-FL1 A†	1.282%(1 Mo. LIBOR + 1.12%) #	6/15/2037		115,644	114,319,101
Grand Avenue CRE 2019-FL1 AS†	1.662%(1 Mo. LIBOR + 1.50%) #	6/15/2037		43,369	42,534,030
GreatAmerica Leasing Receivables Funding LLC Series 2019-1†	3.21%	2/18/2025		17,040	17,696,418
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.725%(1 Mo. LIBOR + 1.55%) #	9/15/2028		52,464	51,706,241
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.325%(1 Mo. LIBOR + 2.15%) #	9/15/2028		22,123	21,665,030
Greywolf CLO IV Ltd. 2019-1A A2†	2.223%(3 Mo. LIBOR + 1.95%) #	4/17/2030		33,591	33,489,152
GREYWOLF CLO VII Ltd. 2018-2A A1†	1.452%(3 Mo. LIBOR + 1.18%) #	10/20/2031		15,500	15,376,226
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.325%(3 Mo. LIBOR + 1.08%) #	7/25/2027		15,255	15,200,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	1.895%(3 Mo. LIBOR + 1.65%)	#	7/25/2027	$15,727	$15,522,632
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.973%(3 Mo. LIBOR + 1.70%)	#	1/17/2030	23,027	22,782,230
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	40,612	41,000,982
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	30,701	31,268,950
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	9,253	9,417,806
HPS Loan Management 10-2016 Ltd. A2R†	2.022%(3 Mo. LIBOR + 1.75%)	#	1/20/2028	38,834	38,545,564
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	104,777	108,436,892
Jackson Mill CLO Ltd. 2015-1A AR†	1.105%(3 Mo. LIBOR + .83%)	#	4/15/2027	48,717	48,362,545
Jamestown CLO IX Ltd. 2016-9A A1AR†	1.442%(3 Mo. LIBOR + 1.17%)	#	10/20/2028	39,750	39,368,078
Jamestown CLO IX Ltd. 2016-9A A2R†	2.122%(3 Mo. LIBOR + 1.85%)	#	10/20/2028	24,250	24,162,858
Jamestown CLO VII Ltd. 2015-7A A1R†	1.075%(3 Mo. LIBOR + .83%)	#	7/25/2027	9,655	9,567,051
Jamestown CLO VII Ltd. 2015-7A A2R†	1.545%(3 Mo. LIBOR + 1.30%)	#	7/25/2027	35,299	34,467,264
JFIN CLO Ltd. 2013-1A A1NR†	1.662%(3 Mo. LIBOR + 1.39%)	#	1/20/2030	72,557	71,513,927
JFIN CLO Ltd. 2013-1A A2R†	2.472%(3 Mo. LIBOR + 2.20%)	#	1/20/2030	37,291	37,700,115
JFIN CLO Ltd. 2014-1A B1R†	1.722%(3 Mo. LIBOR + 1.45%)	#	4/21/2025	9,750	9,668,549
Kayne CLO 5 Ltd. 2019-5A A†	1.614%(3 Mo. LIBOR + 1.35%)	#	7/24/2032	55,397	55,341,901
KKR CLO Ltd. 16 A2R†	2.072%(3 Mo. LIBOR + 1.80%)	#	1/20/2029	22,750	22,651,893
KVK CLO Ltd. 2016-1A B†	2.525%(3 Mo. LIBOR + 2.25%)	#	1/15/2029	7,875	7,877,879
LCM XXII Ltd. 22A A1R†	1.432%(3 Mo. LIBOR + 1.16%)	#	10/20/2028	11,750	11,682,091
LMREC, Inc. 2019-CRE3 A†	1.583%(1 Mo. LIBOR + 1.40%)	#	12/22/2035	85,093	83,859,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

LoanCore Issuer Ltd. 2019-CRE2 A†	1.292%(1 Mo. LIBOR + 1.13%)	#	5/15/2036	$92,720	$91,342,005
M360 LLC 2018-CRE1 A†	4.395%		7/24/2028	21,893	21,898,312
M360 LLC 2019-CRE2 A†	1.562%(1 Mo. LIBOR + 1.40%)	#	9/15/2034	85,455	83,272,326
M360 LLC 2019-CRE2 B†	2.412%(1 Mo. LIBOR + 2.25%)	#	9/15/2034	10,311	9,730,096
Madison Park Funding XI Ltd. 2013-11A AR†	1.416%(3 Mo. LIBOR + 1.16%)	#	7/23/2029	7,639	7,610,452
Madison Park Funding XVI Ltd. 2015-16A A2R†	2.172%(3 Mo. LIBOR + 1.90%)	#	4/20/2026	13,623	13,635,464
Marble Point CLO XV Ltd. 2019-1A A1†	1.676%#		7/23/2032	16,000	15,932,538
Mariner CLO 8 Ltd. 2020-8A A†	2.439%(3 Mo. LIBOR + 1.27%)	#	4/20/2033	18,000	17,968,325
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	83,702	86,922,853
Mercer Field II CLO Ltd. 2017-1A A1†	1.605%(3 Mo. LIBOR + 1.33%)	#	4/15/2029	13,223	13,175,859
MidOcean Credit CLO VI 2016-6A BR†	2.172%(3 Mo. LIBOR + 1.90%)	#	1/20/2029	31,307	31,260,137
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.472%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	13,713	13,717,871
Mountain View CLO 2017-1A BR†	2.021%(3 Mo. LIBOR + 1.75%)	#	10/16/2029	37,002	36,756,946
Mountain View CLO LLC 2017-1A AR†	1.361%(3 Mo. LIBOR + 1.09%)	#	10/16/2029	90,527	90,319,648
Mountain View CLO XIV Ltd. 2019-1A A1†	1.765%(3 Mo. LIBOR + 1.49%)	#	4/15/2029	40,965	40,820,840
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	7,244	7,400,060
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%		1/15/2043	1,455	1,455,568
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	33,266	33,345,353
Newark BSL CLO 1 Ltd. 2016-1A A1R†	1.345%(3 Mo. LIBOR + 1.10%)	#	12/21/2029	45,907	45,818,413
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	48,361	49,263,010
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	19,277	19,524,397
Nissan Master Owner Trust Receivables 2019-A A	0.722%(1 Mo. LIBOR + .56%)	#	2/15/2024	85,000	85,341,479
Northwoods Capital 20 Ltd. 2019-20A B†	2.245%(3 Mo. LIBOR + 2.00%)	#	1/25/2030	31,824	31,903,487
Northwoods Capital Ltd. 2019-20A A1†	1.565%(3 Mo. LIBOR + 1.32%)	#	1/25/2030	17,333	17,237,284
Oaktree CLO 2014-1A A1R†	1.544%(3 Mo. LIBOR + 1.29%)	#	5/13/2029	26,389	26,295,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Oaktree CLO 2014-1A A2R†	2.104%(3 Mo. LIBOR + 1.85%)	#	5/13/2029	$17,750	$17,339,950
Oaktree CLO Ltd. 2015-1A A1R†	1.142%(3 Mo. LIBOR + .87%)	#	10/20/2027	29,486	29,472,858
OCP CLO Ltd. 2015-10A A2AR†	1.545%(3 Mo. LIBOR + 1.30%)	#	10/26/2027	24,351	23,999,618
OCP CLO Ltd. 2015-9A A2R†	1.625%(3 Mo. LIBOR + 1.35%)	#	7/15/2027	25,719	25,441,371
OCP CLO Ltd. 2016-12A A1R†	1.392%(3 Mo. LIBOR + 1.12%)	#	10/18/2028	37,594	37,567,274
OCP CLO Ltd. 2016-12A A2R†	1.872%(3 Mo. LIBOR + 1.60%)	#	10/18/2028	26,701	26,530,106
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689	8,175,802
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	83,586	85,621,670
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443	19,104,539
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	12,143	12,517,271
Orec Ltd. 2018-CRE1 A†	1.342%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	70,853	69,349,414
OZLM Funding III Ltd. 2013-3A A1RR†	1.438%(3 Mo. LIBOR + 1.18%)	#	1/22/2029	67,020	66,709,310
OZLM Funding III Ltd. 2013-3A A2AR†	2.208%(3 Mo. LIBOR + 1.95%)	#	1/22/2029	23,550	23,533,023
OZLM VIII Ltd. 2014-8A A1RR†	1.443%(3 Mo. LIBOR + 1.17%)	#	10/17/2029	17,675	17,586,798
Palmer Square Loan Funding Ltd. 2018-1A A1†	0.875%(3 Mo. LIBOR + .60%)	#	4/15/2026	48,630	48,448,461
Palmer Square Loan Funding Ltd. 2018-1A A2†	1.325%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	27,439	27,096,849
Palmer Square Loan Funding Ltd. 2018-4A A1†	1.18%(3 Mo. LIBOR + .90%)	#	11/15/2026	9,534	9,511,504
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.122%(3 Mo. LIBOR + .85%)	#	1/20/2027	40,227	40,057,525
Palmer Square Loan Funding Ltd. 2018-5A A2†	1.672%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	18,310	18,008,595
Parallel Ltd. 2015-1A AR†	1.122%(3 Mo. LIBOR + .85%)	#	7/20/2027	24,564	24,316,441
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	80,262	81,152,346
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	71,520	71,597,914
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	26,337	26,481,095
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	54,341	53,658,227
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	2,050	2,049,697	(a)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	$35,011	$32,917,202
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	49,432	49,389,189
Recette CLO Ltd. 2015-1A AR†	1.192%(3 Mo. LIBOR + .92%)	#	10/20/2027	5,578	5,554,211
Salem Fields CLO Ltd. 2016-2A A1R†	1.395%(3 Mo. LIBOR + 1.15%)	#	10/25/2028	3,700	3,680,246
Salem Fields CLO Ltd. 2016-2A A2R†	1.945%(3 Mo. LIBOR + 1.70%)	#	10/25/2028	30,313	30,072,469
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	9,675	9,709,958
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	25,092	25,276,646
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	11,508	11,524,626
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	70,120	70,290,139
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	44,851	45,405,473
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	101,195	104,588,918
Seneca Park CLO Ltd. 2014-1A AR†	1.393%(3 Mo. LIBOR + 1.12%)	#	7/17/2026	2,042	2,043,071
Shackleton CLO Ltd. 2016-9A B†	2.172%(3 Mo. LIBOR + 1.90%)	#	10/20/2028	13,250	13,208,105
SLC Student Loan Trust 2008-1 A4A	1.913%(3 Mo. LIBOR + 1.60%)	#	12/15/2032	22,869	22,812,955
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	2,375	2,377,758
Sound Point CLO III-R Ltd. 2013-2RA B†	1.725%(3 Mo. LIBOR + 1.45%)	#	4/15/2029	10,000	9,540,947
Sound Point CLO XI Ltd. 2016-1A AR†	1.372%(3 Mo. LIBOR + 1.10%)	#	7/20/2028	43,040	42,663,000
Sound Point CLO XII Ltd. 2016-2A BR†	2.072%(3 Mo. LIBOR + 1.80%)	#	10/20/2028	11,349	11,315,239
Sound Point Clo XV Ltd. 2017-1A AR†	1.406%(3 Mo. LIBOR + 1.15%)	#	1/23/2029	67,816	67,430,846
Sound Point Clo XV Ltd. 2017-1A B†	2.006%(3 Mo. LIBOR + 1.75%)	#	1/23/2029	18,414	18,306,409
TCW CLO AMR Ltd. 2019-1A A†	1.35%(3 Mo. LIBOR + 1.07%)	#	2/15/2029	20,283	20,216,708
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%		7/20/2043	11,328	11,386,663
Thacher Park CLO Ltd. 2014-1A AR†	1.432%(3 Mo. LIBOR + 1.16%)	#	10/20/2026	15,747	15,735,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

THL Credit Wind River CLO Ltd. 2016-1A AR†	1.325%(3 Mo. LIBOR + 1.05%)	#	7/15/2028	$20,000	$19,930,830
Towd Point Asset Trust 2018-SL1 A†	0.775%(1 Mo. LIBOR + .60%)	#	1/25/2046	54,036	53,085,743
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.292%(1 Mo. LIBOR + 1.13%)	#	11/15/2037	54,087	53,486,100
TRTX Issuer Ltd. 2019-FL3 A†	1.312%(1 Mo. LIBOR + 1.15%)	#	10/15/2034	14,475	14,168,794
WhiteHorse VIII Ltd. 2014-1A BR†	1.701%(3 Mo. LIBOR + 1.45%)	#	5/1/2026	55,578	55,179,189
Total					5,625,098,880
Total Asset-Backed Securities (cost $10,287,851,530)					10,374,103,631

				Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $1,776,469)				178	7,106

				Principal Amount (000)
CONVERTIBLE BONDS 0.13%

Energy Equipment & Services 0.01%

SunPower Corp.	0.875%		6/1/2021	$8,170	7,822,647

Technology 0.12%

Weibo Corp. (China)(c)	1.25%		11/15/2022	66,436	63,695,515
Total Convertible Bonds (cost $71,488,717)					71,518,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 46.41%

Aerospace/Defense 0.71%

Boeing Co. (The)	2.30%	8/1/2021	$25,471	$25,785,425
Boeing Co. (The)	4.508%	5/1/2023	138,170	146,003,919
Boeing Co. (The)	4.875%	5/1/2025	147,246	160,336,795
Bombardier, Inc. (Canada)†(c)	8.75%	12/1/2021	16,925	16,191,555
Howmet Aerospace, Inc.	5.125%	10/1/2024	35,383	37,972,664
Total				386,290,358

Air Transportation 0.12%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(c)	3.875%	9/15/2024	8,606	7,372,080
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025	4,726	3,888,476
American Airlines 2011-1 Class A Pass-Through Trust	5.25%	7/31/2022	3,538	3,164,801
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	4,588	4,004,839
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	13,623	9,620,898
American Airlines Group, Inc.†	3.75%	3/1/2025	52,084	24,959,694
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	5,097	4,489,718
United Airlines, Inc.	6.636%	1/2/2024	4,515	4,133,728
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	7,024	6,046,380
Total				67,680,614

Apparel 0.01%

William Carter Co. (The)†	5.50%	5/15/2025	7,548	8,062,132

Auto Parts: Original Equipment 0.33%

Aptiv Corp.	4.15%	3/15/2024	6,200	6,849,673
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(c)	4.75%	9/15/2026	20,870	21,230,701
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	19,774	19,774,088
ZF North America Capital, Inc.†	4.50%	4/29/2022	33,091	34,352,594
ZF North America Capital, Inc.†	4.75%	4/29/2025	90,619	96,010,831
Total				178,217,887

Automotive 4.00%

Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%	4/15/2022	14,996	13,762,129
BMW Finance NV (Netherlands)†(c)	1.047%(3 Mo. LIBOR + .79%) #	8/12/2022	30,457	30,522,655
BMW US Capital LLC†	3.80%	4/6/2023	95,735	103,587,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

BMW US Capital LLC†	3.90%	4/9/2025	$127,976	$144,019,593
Daimler Finance North America LLC†	0.687%(3 Mo. LIBOR + .43%) #	2/12/2021	15,461	15,454,683
Daimler Finance North America LLC†	0.706%(3 Mo. LIBOR + .45%) #	2/22/2021	11,401	11,403,578
Daimler Finance North America LLC†	0.799%(3 Mo. LIBOR + .55%) #	5/4/2021	28,723	28,717,449
Daimler Finance North America LLC†	0.919%(3 Mo. LIBOR + .67%) #	11/5/2021	17,975	17,987,090
Daimler Finance North America LLC†	1.089%(3 Mo. LIBOR + .84%) #	5/4/2023	7,070	7,024,683
Daimler Finance North America LLC†	1.136%(3 Mo. LIBOR + .88%) #	2/22/2022	12,862	12,890,507
Daimler Finance North America LLC†	1.18%(3 Mo. LIBOR + .90%) #	2/15/2022	57,374	57,530,220
Daimler Finance North America LLC†	1.75%	3/10/2023	83,123	85,005,255
Daimler Finance North America LLC†	2.20%	10/30/2021	13,773	14,015,983
Daimler Finance North America LLC†	2.70%	6/14/2024	28,125	29,847,584
Daimler Finance North America LLC†	3.35%	2/22/2023	3,850	4,074,146
Daimler Finance North America LLC†	3.65%	2/22/2024	22,690	24,633,523
Daimler Finance North America LLC†	3.70%	5/4/2023	21,450	23,030,721
Ford Motor Co.	8.50%	4/21/2023	13,807	15,284,349
Ford Motor Credit Co. LLC	1.227%(3 Mo. LIBOR + .93%) #	9/24/2020	33,368	33,350,272
Ford Motor Credit Co. LLC	1.331%(3 Mo. LIBOR + 1.08%) #	8/3/2022	43,730	41,239,155
Ford Motor Credit Co. LLC	2.979%	8/3/2022	21,161	21,094,872
Ford Motor Credit Co. LLC	3.087%	1/9/2023	25,234	25,132,812
Ford Motor Credit Co. LLC	3.096%	5/4/2023	6,483	6,450,585
Ford Motor Credit Co. LLC	3.219%	1/9/2022	15,768	15,746,556
Ford Motor Credit Co. LLC	3.336%	3/18/2021	10,000	10,037,500
Ford Motor Credit Co. LLC	3.339%	3/28/2022	44,221	44,488,537
Ford Motor Credit Co. LLC	3.37%	11/17/2023	55,169	55,559,872
Ford Motor Credit Co. LLC	3.47%	4/5/2021	21,035	21,138,071
Ford Motor Credit Co. LLC	3.81%	1/9/2024	20,000	20,112,500
Ford Motor Credit Co. LLC	3.813%	10/12/2021	67,437	67,851,738
Ford Motor Credit Co. LLC	4.25%	9/20/2022	8,102	8,242,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Ford Motor Credit Co. LLC	5.125%	6/16/2025	$30,479	$32,071,223
Ford Motor Credit Co. LLC	5.584%	3/18/2024	153,525	163,887,937
Ford Motor Credit Co. LLC	5.596%	1/7/2022	17,541	18,066,704
Ford Motor Credit Co. LLC	5.875%	8/2/2021	54,690	55,958,535
General Motors Co.	5.40%	10/2/2023	18,803	20,857,596
General Motors Co.	6.125%	10/1/2025	13,052	15,333,577
General Motors Financial Co., Inc.	1.294%(3 Mo. LIBOR + .99%) #	1/5/2023	5,000	4,951,450
General Motors Financial Co., Inc.	2.75%	6/20/2025	70,690	73,076,165
General Motors Financial Co., Inc.	2.90%	2/26/2025	30,124	31,332,932
General Motors Financial Co., Inc.	3.15%	6/30/2022	55,893	57,592,483
General Motors Financial Co., Inc.	3.45%	1/14/2022	4,963	5,098,791
General Motors Financial Co., Inc.	3.70%	5/9/2023	27,703	29,048,732
General Motors Financial Co., Inc.	3.95%	4/13/2024	31,758	33,924,654
General Motors Financial Co., Inc.	4.25%	5/15/2023	13,110	13,994,252
General Motors Financial Co., Inc.	5.10%	1/17/2024	95,239	104,697,301
General Motors Financial Co., Inc.	5.20%	3/20/2023	25,902	28,270,561
Hyundai Capital America	1.138%(3 Mo. LIBOR + .82%) #	3/12/2021	2,732	2,732,138
Hyundai Capital America†	3.00%	6/20/2022	8,450	8,713,112
Hyundai Capital America†	3.25%	9/20/2022	32,832	34,250,245
Hyundai Capital America†	3.45%	3/12/2021	20,366	20,634,243
Hyundai Capital Services, Inc. (South Korea)†(c)	3.00%	8/29/2022	38,997	40,422,934
Nissan Motor Acceptance Corp.†	0.696%(3 Mo. LIBOR + .39%) #	9/28/2020	6,400	6,394,258
Nissan Motor Acceptance Corp.†	0.833%(3 Mo. LIBOR + .52%) #	3/15/2021	11,260	11,174,865
Nissan Motor Acceptance Corp.†	0.916%(3 Mo. LIBOR + .65%) #	7/13/2022	36,810	35,460,225
Nissan Motor Acceptance Corp.†	0.996%(3 Mo. LIBOR + .69%) #	9/28/2022	43,116	41,634,384
Nissan Motor Acceptance Corp.†	2.55%	3/8/2021	1,165	1,167,433
Tesla, Inc.†	5.30%	8/15/2025	17,684	18,393,659
Toyota Motor Credit Corp.	1.35%	8/25/2023	70,245	72,100,916
Volkswagen Group of America Finance LLC†	1.024%(3 Mo. LIBOR + .77%) #	11/13/2020	25,426	25,459,002
Volkswagen Group of America Finance LLC†	1.157%(3 Mo. LIBOR + .86%) #	9/24/2021	1,000	1,000,861
Volkswagen Group of America Finance LLC†	1.197%(3 Mo. LIBOR + .94%) #	11/12/2021	8,200	8,205,802
Volkswagen Group of America Finance LLC†	2.90%	5/13/2022	64,608	67,067,537
Volkswagen Group of America Finance LLC†	3.125%	5/12/2023	54,941	58,335,433
Volkswagen Group of America Finance LLC†	3.35%	5/13/2025	15,503	17,052,207
Volkswagen Group of America Finance LLC†	4.25%	11/13/2023	14,585	16,149,494
Total				2,183,748,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 9.18%

ABN AMRO Bank NV (Netherlands)†(c)	4.75%	7/28/2025	$27,850	$31,543,115
ABN AMRO Bank NV (Netherlands)(c)	6.25%	4/27/2022	64,981	70,282,370
AIB Group plc (Ireland)†(c)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025	39,613	43,022,126
AIB Group plc (Ireland)†(c)	4.75%	10/12/2023	22,919	25,127,038
Akbank T.A.S. (Turkey)†(c)	5.00%	10/24/2022	20,150	19,789,778
ASB Bank Ltd. (New Zealand)†(c)	3.75%	6/14/2023	31,956	34,715,591
Associated Bank NA	3.50%	8/13/2021	27,007	27,628,801
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.50%	3/19/2024	11,744	12,938,362
Banco de Credito del Peru (Peru)†(c)	2.70%	1/11/2025	17,047	17,755,559
Bancolombia SA (Colombia)(c)	3.00%	1/29/2025	24,254	24,736,412
Bank of America Corp.	1.451%(3 Mo. LIBOR + 1.18%) #	10/21/2022	9,363	9,472,611
Bank of America Corp.	2.015%(3 Mo. LIBOR + .64%) #	2/13/2026	17,788	18,546,606
Bank of America Corp.	2.456%(3 Mo. LIBOR + .87%) #	10/22/2025	43,624	46,246,495
Bank of America Corp.	3.093%(3 Mo. LIBOR + 1.09%) #	10/1/2025	73,305	79,654,925
Bank of America Corp.	3.366%(3 Mo. LIBOR + .81%) #	1/23/2026	15,282	16,811,330
Bank of America Corp.	3.95%	4/21/2025	77,176	86,869,747
Bank of America Corp.	4.00%	1/22/2025	27,998	31,387,840
Bank of America Corp.	4.20%	8/26/2024	72,450	81,237,779
Bank of Ireland Group plc (Ireland)†(c)	4.50%	11/25/2023	30,413	33,084,985
BankUnited, Inc.	4.875%	11/17/2025	36,600	41,302,428
Barclays Bank plc (United Kingdom)(c)	0.726%(3 Mo. LIBOR + .46%) #	1/11/2021	5,000	5,006,222
Barclays Bank plc (United Kingdom)(c)	1.70%	5/12/2022	32,243	32,844,283
Barclays Bank plc (United Kingdom)†(c)	10.179%	6/12/2021	86,748	92,684,103
BBVA Bancomer SA†	6.50%	3/10/2021	13,469	13,800,674
BBVA Bancomer SA†	6.75%	9/30/2022	47,751	51,809,835
BBVA USA	1.045%(3 Mo. LIBOR + .73%) #	6/11/2021	4,225	4,236,948
BBVA USA	2.50%	8/27/2024	22,500	23,199,613
Canadian Imperial Bank of Commerce (Canada)(c)	0.95%	6/23/2023	63,828	64,627,254
Capital One NA	1.418%(3 Mo. LIBOR + 1.15%) #	1/30/2023	4,797	4,824,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

CIT Group, Inc.	3.929%(SOFR + 3.83%)	#	6/19/2024	$21,437	$22,156,211
CIT Group, Inc.	4.125%		3/9/2021	18,974	19,183,188
CIT Group, Inc.	4.75%		2/16/2024	27,174	28,643,162
CIT Group, Inc.	5.00%		8/15/2022	10,010	10,487,377
CIT Group, Inc.	5.00%		8/1/2023	24,755	26,257,010
Citigroup, Inc.	0.935%(3 Mo. LIBOR + .69%)	#	10/27/2022	66,031	66,521,414
Citigroup, Inc.	1.205%(3 Mo. LIBOR + .96%)	#	4/25/2022	37,124	37,549,431
Citigroup, Inc.	1.214%(3 Mo. LIBOR + .95%)	#	7/24/2023	6,500	6,556,405
Citigroup, Inc.	1.678%(SOFR + 1.67%)	#	5/15/2024	49,816	51,115,670
Citigroup, Inc.	2.876%(3 Mo. LIBOR + .95%)	#	7/24/2023	70,824	73,836,696
Citigroup, Inc.	3.106%(SOFR + 2.75%)	#	4/8/2026	60,219	65,447,574
Citigroup, Inc.	3.142%(3 Mo. LIBOR + .72%)	#	1/24/2023	51,336	53,129,884
Citigroup, Inc.	3.352%(3 Mo. LIBOR + .90%)	#	4/24/2025	42,016	45,729,251
Citigroup, Inc.	4.05%		7/30/2022	30,682	32,698,493
Citigroup, Inc.	4.40%		6/10/2025	112,156	127,894,709
Citigroup, Inc.	5.50%		9/13/2025	30,185	35,991,142
Citizens Bank NA/Providence RI	0.985%(3 Mo. LIBOR + .72%)	#	2/14/2022	14,985	15,043,207
Citizens Bank NA/Providence RI	1.044%(3 Mo. LIBOR + .81%)	#	5/26/2022	16,325	16,450,808
Citizens Bank NA/Providence RI	1.256%(3 Mo. LIBOR + .95%)	#	3/29/2023	22,245	22,444,894
Citizens Financial Group, Inc.†	4.15%		9/28/2022	12,593	13,347,505
Commonwealth Bank of Australia (Australia)†(c)	4.50%		12/9/2025	5,852	6,640,035
Credit Suisse Group AG (Switzerland)†(c)	2.193%(SOFR + 2.04%)	#	6/5/2026	42,530	44,018,454
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(c)	3.80%		9/15/2022	21,574	22,945,888
Danske Bank A/S (Denmark)†(c)	1.226%		6/22/2024	51,642	52,262,592
Danske Bank A/S (Denmark)†(c)	2.75%		9/17/2020	43,848	43,892,814
Danske Bank A/S (Denmark)†(c)	3.001%(3 Mo. LIBOR + 1.25%)	#	9/20/2022	33,730	34,454,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Danske Bank A/S (Denmark)†(c)	3.244%(3 Mo. LIBOR + 1.59%) #	12/20/2025	$20,412	$21,927,678
Danske Bank A/S (Denmark)†(c)	5.00%	1/12/2022	58,835	62,046,334
Danske Bank A/S (Denmark)†(c)	5.375%	1/12/2024	61,601	69,793,821
Discover Bank	2.45%	9/12/2024	7,940	8,418,952
Discover Bank	3.35%	2/6/2023	26,689	28,316,933
FNB Corp.	2.20%	2/24/2023	30,163	30,232,171
Goldman Sachs Group, Inc. (The)	1.006%(3 Mo. LIBOR + .75%) #	2/23/2023	47,482	47,748,755
Goldman Sachs Group, Inc. (The)	1.041%(3 Mo. LIBOR + .78%) #	10/31/2022	121,099	121,692,972
Goldman Sachs Group, Inc. (The)	1.264%(3 Mo. LIBOR + 1.00%) #	7/24/2023	45,407	45,814,938
Goldman Sachs Group, Inc. (The)	1.355%(3 Mo. LIBOR + 1.11%) #	4/26/2022	63,979	64,318,854
Goldman Sachs Group, Inc. (The)	1.856%(3 Mo. LIBOR + 1.60%) #	11/29/2023	16,108	16,636,409
Goldman Sachs Group, Inc. (The)	3.272%(3 Mo. LIBOR + 1.20%) #	9/29/2025	52,204	56,895,236
Goldman Sachs Group, Inc. (The)	3.50%	4/1/2025	122,436	135,798,536
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025	31,229	35,575,626
HSBC Holdings PLC (United Kingdom)(c)	4.25%	3/14/2024	29,000	31,776,571
ING Bank NV (Netherlands)†(c)	5.80%	9/25/2023	17,570	19,884,854
ING Groep NV (Netherlands)(c)	1.456%(3 Mo. LIBOR + 1.15%) #	3/29/2022	4,050	4,095,489
Intesa Sanpaolo SpA (Italy)†(c)	5.017%	6/26/2024	18,140	19,568,467
Intesa Sanpaolo SpA (Italy)†(c)	6.50%	2/24/2021	77,183	78,960,199
Itau Unibanco Holding SA†	2.90%	1/24/2023	41,840	42,377,644
JPMorgan Chase & Co.	1.146%(3 Mo. LIBOR + .89%) #	7/23/2024	33,034	33,431,334
JPMorgan Chase & Co.	3.875%	9/10/2024	62,409	69,559,395
Lloyds Bank plc (United Kingdom)†(c)	6.50%	9/14/2020	90,296	90,457,873
Lloyds Banking Group plc (United Kingdom)(c)	1.326%(1 Yr Treasury CMT + 1.10%) #	6/15/2023	15,825	15,982,393
M&T Bank Corp.	0.925%(3 Mo. LIBOR + .68%) #	7/26/2023	9,150	9,204,692
Macquarie Bank Ltd. (Australia)†(c)	4.875%	6/10/2025	7,088	7,994,475
Macquarie Bank Ltd. (Australia)†(c)	6.625%	4/7/2021	24,042	24,877,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Macquarie Group Ltd. (Australia)†(c)	3.189%(3 Mo. LIBOR + 1.02%) #	11/28/2023	$39,442	$41,337,563
Macquarie Group Ltd. (Australia)†(c)	4.15%(3 Mo. LIBOR + 1.33%) #	3/27/2024	45,822	49,334,083
Manufacturers & Traders Trust Co.	0.886%(3 Mo. LIBOR + .64%) #	12/1/2021	15,000	15,001,976
Manufacturers & Traders Trust Co.	1.371%(1 Mo. LIBOR + 1.22%) #	12/28/2020	12,384	12,390,115
Morgan Stanley	1.452%(3 Mo. LIBOR + 1.18%) #	1/20/2022	47,070	47,261,178
Morgan Stanley	1.664%(3 Mo. LIBOR + 1.14%) #	10/24/2023	56,564	57,642,054
Morgan Stanley	2.72%(SOFR + 1.15%) #	7/22/2025	26,393	28,247,085
Morgan Stanley	4.10%	5/22/2023	36,018	39,171,437
Morgan Stanley	5.00%	11/24/2025	26,968	31,748,318
National Securities Clearing Corp.†	1.20%	4/23/2023	55,014	56,069,196
National Securities Clearing Corp.†	1.50%	4/23/2025	52,419	54,384,013
Natwest Group plc (United Kingdom)(c)	6.125%	12/15/2022	62,119	68,216,302
Nordea Bank Abp (Finland)†(c)	3.75%	8/30/2023	42,252	45,779,104
Nordea Bank Abp (Finland)†(c)	4.25%	9/21/2022	18,035	19,209,175
Nordea Bank Abp (Finland)†(c)	4.875%	5/13/2021	62,259	64,067,240
People’s United Bank NA	4.00%	7/15/2024	5,725	6,161,193
Popular, Inc.	6.125%	9/14/2023	13,517	14,427,978
Santander Holdings USA, Inc.	3.50%	6/7/2024	9,000	9,686,596
Santander UK Group Holdings plc (United Kingdom)(c)	3.373%(3 Mo. LIBOR + 1.08%) #	1/5/2024	19,792	20,840,407
Standard Chartered plc (United Kingdom)†(c)	4.247%(3 Mo. LIBOR + 1.15%) #	1/20/2023	41,630	43,369,957
SunTrust Bank/Atlanta GA	0.841%(3 Mo. LIBOR + .59%) #	8/2/2022	4,925	4,941,417
SVB Financial Group	3.50%	1/29/2025	6,020	6,488,799
Swedbank AB (Sweden)†(c)	1.013%(3 Mo. LIBOR + .70%) #	3/14/2022	1,300	1,310,549
Swedbank AB (Sweden)†(c)	1.30%	6/2/2023	63,916	65,229,218
Swedbank AB (Sweden)†(c)	2.80%	3/14/2022	30,591	31,670,116
Synovus Bank/Columbus G	2.289%(SOFR + .95%) #	2/10/2023	24,638	25,039,808
Synovus Financial Corp.	3.125%	11/1/2022	1,985	2,051,686
Truist Bank	0.87%(3 Mo. LIBOR + .59%) #	5/17/2022	263	264,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.25%	2/5/2025	$37,703	$33,886,665
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.625%	5/30/2022	34,279	33,610,662
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%	1/30/2023	17,943	17,211,177
UBS AG	7.625%	8/17/2022	137,626	154,393,315
UBS AG (Switzerland)(c)	5.125%	5/15/2024	33,561	37,107,928
UBS AG (United Kingdom)†(c)	1.75%	4/21/2022	28,736	29,328,368
UBS Group AG (Switzerland)†(c)	1.008%(1 Yr Treasury CMT + .83%) #	7/30/2024	41,646	41,904,229
UBS Group AG (Switzerland)†(c)	1.476%(3 Mo. LIBOR + 1.22%) #	5/23/2023	83,348	84,331,978
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.859%(3 Mo. LIBOR + .95%) #	8/15/2023	10,282	10,702,209
Wells Fargo & Co.	1.183%(3 Mo. LIBOR + .93%) #	2/11/2022	8,742	8,771,979
Wells Fargo & Co.	1.374%(3 Mo. LIBOR + 1.11%) #	1/24/2023	37,449	37,784,049
Wells Fargo & Co.	1.491%(3 Mo. LIBOR + 1.23%) #	10/31/2023	38,483	39,045,933
Wells Fargo & Co.	2.164%(3 Mo. LIBOR + .75%) #	2/11/2026	170,326	177,756,538
Wells Fargo & Co.	2.188%(SOFR + 2.00%) #	4/30/2026	86,076	90,045,752
Wells Fargo & Co.	2.406%(3 Mo. LIBOR + .83%) #	10/30/2025	62,736	66,131,403
Wells Fargo & Co.	2.625%	7/22/2022	24,000	24,975,598
Wells Fargo & Co.	3.75%	1/24/2024	8,720	9,532,531
Zions Bancorp N.A.	3.35%	3/4/2022	36,198	37,375,171
Total				5,008,510,781

Beverages 0.07%

Bacardi Ltd.†	4.45%	5/15/2025	2,400	2,679,484
Constellation Brands, Inc.	0.98%(3 Mo. LIBOR + .70%) #	11/15/2021	14,452	14,452,889
Constellation Brands, Inc.	4.75%	11/15/2024	5,250	6,090,458
Keurig Dr Pepper, Inc.	2.70%	11/15/2022	775	806,815
Pernod Ricard SA (France)†(c)	4.25%	7/15/2022	4,722	5,043,586
Pernod Ricard SA (France)†(c)	4.45%	1/15/2022	9,794	10,320,643
Total				39,393,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.12%

Royalty Pharma plc†(d)	0.75%	9/2/2023	$25,317	$25,321,850
Royalty Pharma plc†(d)	1.20%	9/2/2025	42,246	42,176,639
Total				67,498,489

Building Materials 0.46%

Boral Finance Pty Ltd. (Australia)†(c)	3.00%	11/1/2022	15,785	16,141,094
Carrier Global Corp.†	2.242%	2/15/2025	118,288	124,045,500
Owens Corning	4.20%	12/1/2024	57,739	63,925,081
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	16,666	16,893,408
Vulcan Materials Co.	0.896%(3 Mo. LIBOR + .65%) #	3/1/2021	31,712	31,710,454
Total				252,715,537

Business Services 0.40%

Adani Ports & Special Economic Zone Ltd. (India)†(c)	3.375%	7/24/2024	30,800	31,579,154
Adani Ports & Special Economic Zone Ltd. (India)†(c)	3.95%	1/19/2022	4,495	4,601,035
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	8,118	8,523,900
IHS Markit Ltd. (United Kingdom)(c)	4.125%	8/1/2023	38,204	41,807,592
IHS Markit Ltd. (United Kingdom)†(c)	5.00%	11/1/2022	18,230	19,644,637
Laureate Education, Inc.†	8.25%	5/1/2025	8,414	8,971,890
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	54,672	55,576,822
Nielsen Co. Luxembourg SARL (The) (Luxembourg)†(c)	5.00%	2/1/2025	3,930	4,008,600
PayPal Holdings, Inc.	1.65%	6/1/2025	12,953	13,461,785
PayPal Holdings, Inc.	2.40%	10/1/2024	25,774	27,526,912
Total				215,702,327

Chemicals 0.54%

Albemarle Corp.	1.33%(3 Mo. LIBOR + 1.05%) #	11/15/2022	8,284	8,258,631
Blue Cube Spinco LLC	9.75%	10/15/2023	20,344	21,060,414
Blue Cube Spinco LLC	10.00%	10/15/2025	10,211	10,841,070
Celanese US Holdings LLC	4.625%	11/15/2022	13,901	15,004,869
Celanese US Holdings LLC	5.875%	6/15/2021	48,400	50,234,890
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	20,000	20,717,538
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	4.125%	3/14/2021	19,975	20,273,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Dow Chemical Co. (The)	4.55%	11/30/2025	$3,920	$4,552,578
DuPont de Nemours, Inc.	4.205%	11/15/2023	30,792	34,039,424
Equate Petrochemical BV (Netherlands)†(c)	3.00%	3/3/2022	11,400	11,589,172
Mosaic Co. (The)	3.25%	11/15/2022	6,000	6,264,718
Mosaic Co. (The)	3.75%	11/15/2021	9,000	9,237,665
Mosaic Co. (The)	4.25%	11/15/2023	6,400	6,942,042
NOVA Chemicals Corp. (Canada)†(c)	5.25%	8/1/2023	21,657	21,724,461
Nutrien Ltd. (Canada)(c)	3.00%	4/1/2025	11,625	12,649,885
Syngenta Finance NV (Netherlands)†(c)	3.933%	4/23/2021	29,437	29,821,371
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023	9,425	9,927,508
Total				293,139,463

Computer Hardware 0.97%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	228,593	252,534,434
Dell International LLC/EMC Corp.†	5.85%	7/15/2025	30,993	36,404,632
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	14,334	14,374,278
Hewlett Packard Enterprise Co.	0.998%(3 Mo. LIBOR + .68%) #	3/12/2021	43,058	43,148,336
Hewlett Packard Enterprise Co.	1.024%(3 Mo. LIBOR + .72%) #	10/5/2021	80,295	80,310,519
Hewlett Packard Enterprise Co.	4.45%	10/2/2023	12,800	14,102,413
HT Global IT Solutions Holdings Ltd. (Mauritius)†(c)	7.00%	7/14/2021	9,970	10,094,794
Leidos, Inc.†	2.95%	5/15/2023	50,892	53,748,568
Leidos, Inc.†	3.625%	5/15/2025	20,820	23,287,274
Total				528,005,248

Computer Software 0.41%

Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	50,287	53,524,226
Intuit, Inc.	0.95%	7/15/2025	8,493	8,599,389
RP Crown Parent LLC†	7.375%	10/15/2024	16,607	16,958,155
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	81,960	86,058,000
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	57,920	58,420,718
Total				223,560,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.23%

Century Communities, Inc.	5.875%	7/15/2025	$1,500	$1,565,467
D.R. Horton, Inc.	2.60%	10/15/2025	53,439	57,337,705
D.R. Horton, Inc.	4.375%	9/15/2022	9,273	9,860,912
D.R. Horton, Inc.	4.75%	2/15/2023	4,048	4,372,271
D.R. Horton, Inc.	5.75%	8/15/2023	26,036	29,463,997
Forestar Group, Inc.†	8.00%	4/15/2024	5,847	6,226,441
M/I Homes, Inc.	5.625%	8/1/2025	13,625	14,185,601
Total				123,012,394

Containers 0.08%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	5.125%	7/15/2023	18,704	19,002,329
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	7.00%	7/15/2024	23,307	23,933,259
Total				42,935,588

Diversified 0.05%

Hutchison Whampoa International 14 Ltd. (Hong Kong)†(c)	3.625%	10/31/2024	14,312	15,642,515
KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023	14,301	14,385,762
Total				30,028,277

Drugs 2.48%

AbbVie, Inc.†	0.728%(3 Mo. LIBOR + .46%) #	11/19/2021	13,605	13,649,550
AbbVie, Inc.†	0.897%(3 Mo. LIBOR + .65%) #	11/21/2022	2,874	2,889,103
AbbVie, Inc.†	2.30%	11/21/2022	11,924	12,396,535
AbbVie, Inc.†	2.60%	11/21/2024	86,996	93,289,679
AbbVie, Inc.	3.60%	5/14/2025	65,949	73,646,912
AbbVie, Inc.†	3.80%	3/15/2025	22,426	25,095,402
AstraZeneca plc (United Kingdom)(c)	0.945%(3 Mo. LIBOR + .67%) #	8/17/2023	25,161	25,392,738
AstraZeneca plc (United Kingdom)(c)	3.375%	11/16/2025	5,800	6,541,858
Bausch Health Cos., Inc.†	5.50%	3/1/2023	13,375	13,407,033
Bausch Health Cos., Inc.†	5.50%	11/1/2025	34,978	36,139,270
Bausch Health Cos., Inc.†	6.125%	4/15/2025	48,563	50,007,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Bausch Health Cos., Inc.†	7.00%	3/15/2024	$94,212	$97,976,712
Bayer US Finance II LLC†	0.927%(3 Mo. LIBOR + .63%) #	6/25/2021	90,598	90,840,147
Bayer US Finance II LLC†	1.323%(3 Mo. LIBOR + 1.01%) #	12/15/2023	126,102	127,323,815
Bayer US Finance II LLC†	3.875%	12/15/2023	142,660	156,567,949
Bayer US Finance II LLC†	4.25%	12/15/2025	70,803	81,373,782
Bayer US Finance LLC†	3.375%	10/8/2024	11,782	12,910,459
Becton Dickinson & Co.	1.181%(3 Mo. LIBOR + .88%) #	12/29/2020	57,911	57,935,751
Becton Dickinson & Co.	1.348%(3 Mo. LIBOR + 1.03%) #	6/6/2022	49,159	49,568,988
Cardinal Health, Inc.	1.083%(3 Mo. LIBOR + .77%) #	6/15/2022	53,093	53,549,965
Cardinal Health, Inc.	3.079%	6/15/2024	70,949	76,620,557
Cardinal Health, Inc.	3.20%	6/15/2022	6,000	6,267,168
Cardinal Health, Inc.	3.50%	11/15/2024	37,187	40,893,931
Cigna Corp.	0.949%(3 Mo. LIBOR + .65%) #	9/17/2021	40,701	40,710,159
Cigna Corp.	1.165%(3 Mo. LIBOR + .89%) #	7/15/2023	46,221	46,767,252
Cigna Corp.	3.25%	4/15/2025	24,168	26,713,785
Cigna Corp.	4.125%	11/15/2025	26,920	31,133,870
Zoetis, Inc.	0.693%(3 Mo. LIBOR + .44%) #	8/20/2021	1,425	1,428,069
Total				1,351,038,188

Electric: Power 2.94%

AES Corp. (The)	5.50%	4/15/2025	5,000	5,166,000
Ausgrid Finance Pty Ltd. (Australia)†(c)	3.85%	5/1/2023	74,602	79,188,204
Avangrid, Inc.	3.15%	12/1/2024	16,229	17,770,438
Calpine Corp.†	5.25%	6/1/2026	29,399	30,743,269
CenterPoint Energy, Inc.	2.50%	9/1/2024	37,095	39,497,468
CenterPoint Energy, Inc.	3.85%	2/1/2024	14,501	15,939,083
Comision Federal de Electricidad (Mexico)†(c)	4.875%	5/26/2021	84,372	86,787,149
Comision Federal de Electricidad (Mexico)†(c)	4.875%	1/15/2024	24,208	26,021,300
Dominion Energy, Inc.†	0.646%(3 Mo. LIBOR + .40%) #	12/1/2020	43,220	43,234,268
Dominion Energy, Inc.	3.071%	8/15/2024	72,167	78,348,835
Dominion Energy, Inc.	4.104%	4/1/2021	57,101	58,240,711
DTE Energy Co.	1.05%	6/1/2025	10,491	10,555,310
DTE Energy Co.	2.529%	10/1/2024	103,646	110,524,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

DTE Energy Co.	3.30%	6/15/2022	$1,010	$1,052,314
DTE Energy Co.	3.50%	6/1/2024	4,445	4,846,874
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	45,672	48,183,097
Enel Finance International NV (Netherlands)†(c)	2.65%	9/10/2024	49,598	52,551,415
Enel Finance International NV (Netherlands)†(c)	2.75%	4/6/2023	72,697	75,965,879
Enel Finance International NV (Netherlands)†(c)	2.875%	5/25/2022	90,277	93,430,769
Enel Finance International NV (Netherlands)†(c)	4.25%	9/14/2023	76,806	84,221,356
Enel Finance International NV (Netherlands)†(c)	4.625%	9/14/2025	5,500	6,375,034
Evergy, Inc.	2.45%	9/15/2024	41,076	43,634,484
Exelon Generation Co. LLC	3.25%	6/1/2025	52,696	58,140,786
FirstEnergy Transmission LLC†	4.35%	1/15/2025	28,198	31,408,777
IPALCO Enterprises, Inc.	3.70%	9/1/2024	1,089	1,180,326
Jersey Central Power & Light Co.†	4.70%	4/1/2024	38,925	43,574,892
NextEra Energy Capital Holdings, Inc.	0.729%(3 Mo. LIBOR + .48%) #	5/4/2021	3,000	3,005,708
NextEra Energy Capital Holdings, Inc.	0.97%(3 Mo. LIBOR + .72%) #	2/25/2022	8,025	8,091,295
NRG Energy, Inc.†	3.75%	6/15/2024	87,473	93,942,124
Origin Energy Finance Ltd. (Australia)†(c)	5.45%	10/14/2021	18,162	18,948,089
PPL Capital Funding, Inc.	3.40%	6/1/2023	13,785	14,704,239
PPL Capital Funding, Inc.	3.95%	3/15/2024	21,203	23,280,608
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	79,538	81,139,182
PSEG Power LLC	4.15%	9/15/2021	1,165	1,198,311
Puget Energy, Inc.	5.625%	7/15/2022	19,449	20,715,286
Puget Energy, Inc.	6.00%	9/1/2021	34,081	35,873,445
TransAlta Corp. (Canada)(c)	4.50%	11/15/2022	20,321	20,867,127
Vistra Operations Co. LLC†	3.55%	7/15/2024	129,556	137,592,348
Total				1,605,940,497

Electrical Equipment 1.20%

Broadcom, Inc.	3.15%	11/15/2025	120,501	130,602,053
Broadcom, Inc.	3.625%	10/15/2024	43,922	48,158,479
Broadcom, Inc.	4.70%	4/15/2025	20,500	23,441,709
Microchip Technology, Inc.†	2.67%	9/1/2023	107,650	111,506,558
Microchip Technology, Inc.	3.922%	6/1/2021	33,091	33,847,923
Micron Technology, Inc.	2.497%	4/24/2023	48,528	50,716,746
NXP BV/NXP Funding LLC (Netherlands)†(c)	2.70%	5/1/2025	43,930	46,874,520
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.875%	9/1/2022	71,733	76,129,644
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/1/2021	94,623	97,069,490
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	27,915	30,673,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)

NXP BV/NXP Funding LLC (Netherlands)†(c)	4.875%	3/1/2024	$7,284	$8,206,696
Total				657,227,800

Electronics 0.24%

Flex Ltd.	3.75%	2/1/2026	66,086	71,858,748
Roper Technologies, Inc.(d)	1.00%	9/15/2025	16,768	16,886,904
Trimble, Inc.	4.15%	6/15/2023	30,689	33,241,840
Trimble, Inc.	4.75%	12/1/2024	9,077	10,036,962
Total				132,024,454

Energy Equipment & Services 0.06%

Greenko Mauritius Ltd. (India)†(c)	6.25%	2/21/2023	30,255	31,200,079

Entertainment 0.14%

Colt Merger Sub, Inc.†	5.75%	7/1/2025	10,883	11,413,546
Colt Merger Sub, Inc.†	6.25%	7/1/2025	39,645	42,012,005
Enterprise Development Authority (The)†	12.00%	7/15/2024	22,566	24,792,023
Total				78,217,574

Financial Services 2.32%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	22,804	22,171,674
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.95%	2/1/2022	43,329	43,892,849
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	18,092	18,662,504
Air Lease Corp.	4.25%	2/1/2024	24,240	25,310,654
Aircastle Ltd.	4.125%	5/1/2024	3,467	3,355,670
Aircastle Ltd.	4.40%	9/25/2023	51,446	51,100,714
Aircastle Ltd.	5.00%	4/1/2023	24,203	24,350,589
Aircastle Ltd.	5.50%	2/15/2022	38,028	38,926,602
Ally Financial, Inc.	3.875%	5/21/2024	79,257	84,425,825
Ally Financial, Inc.	4.125%	2/13/2022	10,000	10,356,471
Ally Financial, Inc.	4.25%	4/15/2021	11,491	11,687,866
Ally Financial, Inc.	5.125%	9/30/2024	91,164	102,112,963
Ally Financial, Inc.	5.75%	11/20/2025	9,049	10,169,186
American Express Co.	0.901%(3 Mo. LIBOR + .65%) #	2/27/2023	8,000	8,063,240
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%	10/1/2023	61,037	59,414,019
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.25%	5/15/2024	45,647	44,303,927
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%	1/15/2023	7,782	7,626,826
Capital One Financial Corp.	0.988%(3 Mo. LIBOR + .72%) #	1/30/2023	23,896	23,930,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Capital One Financial Corp.	1.263%(3 Mo. LIBOR + .95%) #	3/9/2022	$22,035	$22,216,675
Capital One Financial Corp.	2.60%	5/11/2023	52,849	55,450,645
Discover Financial Services	5.20%	4/27/2022	35,645	38,087,466
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	39,966	23,761,785
Intercontinental Exchange, Inc.	0.70%	6/15/2023	25,258	25,438,102
Jefferies Financial Group, Inc.	5.50%	10/18/2023	52,897	58,358,082
Jefferies Group LLC	5.125%	1/20/2023	30,550	33,426,770
Jefferies Group LLC	6.875%	4/15/2021	18,250	18,933,054
Muthoot Finance Ltd. (India)†(c)	4.40%	9/2/2023	24,876	24,660,375
Muthoot Finance Ltd. (India)†(c)	6.125%	10/31/2022	25,282	25,931,747
Navient Corp.	5.00%	10/26/2020	43,636	43,791,344
Navient Corp.	5.50%	1/25/2023	13,425	13,899,238
Navient Corp.	5.875%	10/25/2024	56,448	58,212,000
Navient Corp.	6.125%	3/25/2024	30,051	31,577,441
Navient Corp.	6.625%	7/26/2021	1,425	1,464,188
Nuveen Finance LLC†	4.125%	11/1/2024	625	709,848
OneMain Finance Cor	7.75%	10/1/2021	2,000	2,099,550
Park Aerospace Holdings Ltd. (Ireland)†(c)	3.625%	3/15/2021	11,530	11,326,598
Park Aerospace Holdings Ltd. (Ireland)†(c)	4.50%	3/15/2023	54,138	51,693,054
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.25%	8/15/2022	23,251	23,093,505
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%	2/15/2024	113,275	111,758,498
Total				1,265,752,024

Food 0.39%

Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	5.75%	3/15/2025	7,469	7,701,622
Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	6.625%	6/15/2024	23,828	24,619,090
Campbell Soup Co.	0.943%(3 Mo. LIBOR + .63%) #	3/15/2021	15,924	15,955,558
Ingles Markets, Inc.	5.75%	6/15/2023	14,653	14,918,439
JBS USA LUX SA/JBS USA Finance, Inc.†	5.75%	6/15/2025	9,572	9,907,020
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	13,313	13,600,095
MARB BondCo plc (United Kingdom)†(c)	6.875%	1/19/2025	9,060	9,460,679
MARB BondCo plc (United Kingdom)(c)	7.00%	3/15/2024	2,500	2,584,400
MARB BondCo plc (United Kingdom)†(c)	7.00%	3/15/2024	6,241	6,451,696
Simmons Foods, Inc.†	7.75%	1/15/2024	6,709	7,068,904
Smithfield Foods, Inc.†	2.65%	10/3/2021	20,361	20,336,179
Smithfield Foods, Inc.†	3.35%	2/1/2022	28,451	28,377,738
Sysco Corp.	5.65%	4/1/2025	42,910	50,839,754
Total				211,821,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 0.34%

Boston Scientific Corp.	1.90%	6/1/2025	$15,558	$16,321,035
Fresenius US Finance II, Inc.†	4.25%	2/1/2021	30,922	31,376,649
Zimmer Biomet Holdings, Inc.	1.066%(3 Mo. LIBOR + .75%) #	3/19/2021	10,820	10,822,768
Zimmer Biomet Holdings, Inc.	3.05%	1/15/2026	38,174	42,228,039
Zimmer Biomet Holdings, Inc.	3.55%	4/1/2025	74,787	82,985,947
Total				183,734,438

Health Care Services 1.29%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	48,693	49,428,508
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	1,854	1,916,378
Anthem, Inc.	3.50%	8/15/2024	2,065	2,272,477
Centene Corp.†	5.375%	6/1/2026	12,959	13,720,341
CommonSpirit Health	2.76%	10/1/2024	32,146	33,749,665
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	14,746	16,489,738
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	35,710	38,140,376
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	21,743	22,237,899
HCA, Inc.	5.00%	3/15/2024	93,250	105,428,148
HCA, Inc.	5.25%	4/15/2025	150,876	175,993,272
HCA, Inc.	5.25%	6/15/2026	14,580	17,226,270
Health Care Service Corp. A Mutual Legal Reserve Co.†	1.50%	6/1/2025	46,570	47,953,795
Humana, Inc.	4.50%	4/1/2025	66,580	77,103,354
MEDNAX, Inc.†	5.25%	12/1/2023	11,350	11,577,057
Select Medical Corp.†	6.25%	8/15/2026	20,665	22,231,614
Universal Health Services, Inc.†	4.75%	8/1/2022	65,120	65,387,969
Universal Health Services, Inc.†	5.00%	6/1/2026	1,000	1,043,560
Total				701,900,421

Household Equipment/Products 0.59%

Central Garden & Pet Co.	6.125%	11/15/2023	4,795	4,914,371
Newell Brands, Inc.	4.35%	4/1/2023	162,935	172,609,266
Newell Brands, Inc.	4.875%	6/1/2025	10,464	11,351,033
Reckitt Benckiser Treasury Services plc (United Kingdom)†(c)	0.857%(3 Mo. LIBOR + .56%) #	6/24/2022	130,359	130,958,541
Total				319,833,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Furnishings 0.00%

Leggett & Platt, Inc.	3.40%	8/15/2022	$1,397	$1,457,597

Insurance 0.76%

Allstate Corp. (The)	0.936%(3 Mo. LIBOR + .63%) #	3/29/2023	7,788	7,860,145
Assurant, Inc.	1.534%(3 Mo. LIBOR + 1.25%) #	3/26/2021	133	132,954
Assurant, Inc.	4.20%	9/27/2023	27,456	29,501,632
Brown & Brown, Inc.	4.20%	9/15/2024	1,967	2,182,619
CNA Financial Corp.	7.25%	11/15/2023	3,990	4,732,118
CNO Financial Group, Inc.	5.25%	5/30/2025	91,007	104,044,544
Equitable Financial Life Global Funding†	1.40%	7/7/2025	29,726	30,456,177
Equitable Holdings, Inc.	3.90%	4/20/2023	13,685	14,750,317
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	47,893	52,921,765
Fidelity National Financial, Inc.	5.50%	9/1/2022	1,135	1,236,590
Jackson National Life Global Funding†	1.036%(3 Mo. LIBOR + .73%) #	6/27/2022	10,000	10,084,036
Kemper Corp.	4.35%	2/15/2025	25,244	27,952,857
Metropolitan Life Global Funding I†	0.90%	6/8/2023	29,697	30,075,869
Old Republic International Corp.	4.875%	10/1/2024	2,545	2,843,103
Pacific Life Global Funding II†	1.20%	6/24/2025	17,020	17,296,838
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,990	24,250,181
Protective Life Global Funding†	1.082%	6/9/2023	14,668	14,883,575
Protective Life Global Funding†	1.17%	7/15/2025	30,069	30,312,327
Unum Group	4.00%	3/15/2024	1,161	1,259,858
Willis North America, Inc.	3.60%	5/15/2024	6,125	6,708,611
Total				413,486,116

Leasing 0.35%

Aviation Capital Group LLC†	2.875%	1/20/2022	9,372	9,316,203
Aviation Capital Group LLC†	3.875%	5/1/2023	42,592	42,048,365
GATX Corp.	0.969%(3 Mo. LIBOR + .72%) #	11/5/2021	1,100	1,098,832
GATX Corp.	4.35%	2/15/2024	17,558	19,330,950
Penske Truck Leasing Co., LP/PTL Finance Corp.†	2.70%	11/1/2024	47,611	50,428,819
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.375%	2/1/2022	5,000	5,171,854
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	52,219	56,628,052
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	8,113	8,847,245
Total				192,870,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.22%

Carnival Corp.	3.95%	10/15/2020	$21,618	$21,590,977
Carnival Corp.†	11.50%	4/1/2023	43,073	48,112,326
LTF Merger Sub, Inc.†	8.50%	6/15/2023	53,346	49,272,766
Total				118,976,069

Lodging 0.47%

Las Vegas Sands Corp.	2.90%	6/25/2025	81,598	81,421,282
Las Vegas Sands Corp.	3.20%	8/8/2024	158,640	161,199,444
Wyndham Destinations, Inc.	5.625%	3/1/2021	11,538	11,637,515
Total				254,258,241

Machinery: Agricultural 0.89%

BAT Capital Corp.	1.16%(3 Mo. LIBOR + .88%) #	8/15/2022	14,572	14,676,881
BAT Capital Corp.	2.789%	9/6/2024	27,303	29,057,524
BAT Capital Corp.	3.222%	8/15/2024	156,850	169,241,848
BAT International Finance PLC (United Kingdom)†(c)	3.95%	6/15/2025	19,595	21,946,476
Imperial Brands Finance plc (United Kingdom)†(c)	3.125%	7/26/2024	146,947	155,411,066
Imperial Brands Finance plc (United Kingdom)†(c)	3.75%	7/21/2022	12,867	13,450,172
Imperial Tobacco Finance plc (United Kingdom)†(c)	3.50%	2/11/2023	16,877	17,702,532
Reynolds American, Inc.	4.45%	6/12/2025	29,357	33,441,053
Reynolds American, Inc.	4.85%	9/15/2023	27,405	30,707,713
Total				485,635,265

Machinery: Industrial/Specialty 0.82%

CNH Industrial Capital LLC	4.20%	1/15/2024	64,967	69,958,267
CNH Industrial Capital LLC	4.375%	11/6/2020	31,047	31,147,303
CNH Industrial Capital LLC	4.375%	4/5/2022	49,678	52,193,615
CNH Industrial Capital LLC	4.875%	4/1/2021	46,027	47,042,187
CNH Industrial NV (United Kingdom)(c)	4.50%	8/15/2023	82,664	89,009,469
Flowserve Corp.	4.00%	11/15/2023	6,810	7,123,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)

Nvent Finance Sarl (Luxembourg)(c)	3.95%	4/15/2023		$42,334	$44,692,421
Otis Worldwide Corp.†	0.754%(3 Mo. LIBOR + .45%) #	4/5/2023		4,845	4,843,739
Wabtec Corp.	4.375%	8/15/2023		22,563	23,930,696
Welbilt, Inc.	9.50%	2/15/2024		1,050	1,069,031
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025		5,590	5,889,854
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024		66,741	72,601,226
Total					449,501,289

Manufacturing 0.01%

Ingersoll-Rand Finance SA (Luxembourg)(c)	3.55%	11/1/2024		4,896	5,416,462

Media 0.41%

Cox Communications, Inc.†	2.95%	6/30/2023		73,063	77,220,816
Cox Communications, Inc.†	3.85%	2/1/2025		2,399	2,666,786
iHeartCommunications, Inc.	6.375%	5/1/2026		25,891	26,984,138
NBCUniversal Enterprise, Inc.†	5.25%	—	(e)	113,275	115,115,719
Total					221,987,459

Metals & Minerals: Miscellaneous 1.01%

Anglo American Capital plc (United Kingdom)†(c)	3.625%	9/11/2024		99,005	106,623,866
Anglo American Capital plc (United Kingdom)†(c)	3.75%	4/10/2022		29,295	30,370,478
Anglo American Capital plc (United Kingdom)†(c)	4.125%	4/15/2021		37,543	38,217,435
Anglo American Capital plc (United Kingdom)†(c)	4.125%	9/27/2022		56,763	59,882,595
Anglo American Capital plc (United Kingdom)†(c)	4.875%	5/14/2025		14,000	15,899,280
Anglo American Capital plc (United Kingdom)†(c)	5.375%	4/1/2025		24,522	28,319,510
Freeport-McMoRan, Inc.	3.875%	3/15/2023		9,109	9,449,494
Freeport-McMoRan, Inc.	4.55%	11/14/2024		33,695	36,420,420
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022		64,801	68,950,176
Glencore Funding LLC†	4.125%	5/30/2023		51,135	55,045,268
Glencore Funding LLC†	4.125%	3/12/2024		29,026	31,589,398
Glencore Funding LLC†	4.625%	4/29/2024		14,182	15,873,308
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021		8,280	8,554,918
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024		36,065	41,371,838
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023		4,300	4,524,867
Total					551,092,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.39%

Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	$500	$554,045
National Fuel Gas Co.	3.75%	3/1/2023	19,522	20,212,166
National Fuel Gas Co.	4.90%	12/1/2021	23,011	23,958,900
National Fuel Gas Co.	5.50%	1/15/2026	90,715	99,397,032
National Fuel Gas Co.	7.395%	3/30/2023	4,000	4,357,308
NiSource, Inc.	0.95%	8/15/2025	42,256	42,412,178
Southern Star Central Corp.†	5.125%	7/15/2022	23,178	23,169,754
Total				214,061,383

Oil 4.55%

Afren plc (United Kingdom)†(c)(f)	6.625%	12/9/2020	8,099	39,687
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	11,027	281,187
Afren plc (United Kingdom)†(c)(f)	11.50%	2/1/2016	16,833	429,246
American Energy- Permian Basin LLC†(f)	12.00%	10/1/2024	12,494	312,350
BP Capital Markets America, Inc.	3.194%	4/6/2025	32,508	35,847,023
Callon Petroleum Co.	6.125%	10/1/2024	7,393	2,437,380
Callon Petroleum Co.	6.25%	4/15/2023	57,095	20,376,349
Cenovus Energy, Inc. (Canada)(c)	5.375%	7/15/2025	14,155	14,417,935
Cimarex Energy Co.	4.375%	6/1/2024	72,966	78,576,492
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(c)	4.50%	10/3/2023	21,767	24,089,757
Concho Resources, Inc.	4.375%	1/15/2025	53,794	55,588,395
Continental Resources, Inc.	3.80%	6/1/2024	55,036	54,404,737
Continental Resources, Inc.	4.50%	4/15/2023	74,734	75,337,851
Continental Resources, Inc.	5.00%	9/15/2022	196,253	196,302,063
Diamondback Energy, Inc.	2.875%	12/1/2024	77,130	79,539,508
Diamondback Energy, Inc.	4.75%	5/31/2025	33,169	36,433,040
Diamondback Energy, Inc.	5.375%	5/31/2025	210,362	219,118,564
Eni SpA (Italy)†(c)	4.00%	9/12/2023	29,551	32,011,966
Eni SpA (Italy)†(c)	4.15%	10/1/2020	35,369	35,454,897
Equinor ASA (Norway)(c)	1.75%	1/22/2026	14,389	15,083,836
Equinor ASA (Norway)†(c)	7.875%	12/9/2022	7,000	8,144,812
Exxon Mobil Corp.	2.992%	3/19/2025	13,218	14,528,489
Harvest Operations Corp. (Canada)†(c)	4.20%	6/1/2023	8,450	9,222,541
Helmerich & Payne, Inc.	4.65%	3/15/2025	24,941	27,602,461
Hess Corp.	3.50%	7/15/2024	9,430	9,758,721
HighPoint Operating Corp.	7.00%	10/15/2022	3,761	945,835
Husky Energy, Inc. (Canada)(c)	4.00%	4/15/2024	44,672	47,209,189
KazMunayGas National Co. JSC (Kazakhstan)†(c)	3.875%	4/19/2022	17,942	18,615,363
Laredo Petroleum, Inc.	9.50%	1/15/2025	38,821	27,816,023
Lukoil International Finance BV (Netherlands)†(c)	6.125%	11/9/2020	27,352	27,653,419
Marathon Petroleum Corp.	5.125%	4/1/2024	8,430	8,614,135
Marathon Petroleum Corp.	5.375%	10/1/2022	34,350	34,488,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Matador Resources Co.	5.875%	9/15/2026	$69,227	$60,391,558
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	45,310	46,251,542
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	1,500	1,492,658
Montage Resources Corp.	8.875%	7/15/2023	49,140	50,398,721
Murphy Oil Corp.	6.875%	8/15/2024	45,630	46,447,005
Oasis Petroleum, Inc.	6.875%	3/15/2022	95,293	18,820,367
Occidental Petroleum Corp.	1.504%(3 Mo. LIBOR + 1.25%) #	8/13/2021	111,710	109,259,289
Occidental Petroleum Corp.	1.73%(3 Mo. LIBOR + 1.45%) #	8/15/2022	91,248	86,284,688
Occidental Petroleum Corp.	2.60%	4/15/2022	2,923	2,864,540
Occidental Petroleum Corp.	2.70%	8/15/2022	52,452	51,665,220
Occidental Petroleum Corp.	2.90%	8/15/2024	65,681	60,549,343
Occidental Petroleum Corp.	3.125%	2/15/2022	22,650	22,394,055
Occidental Petroleum Corp.	3.45%	7/15/2024	4,092	3,744,180
Occidental Petroleum Corp.	4.85%	3/15/2021	3,500	3,524,063
Occidental Petroleum Corp.	6.95%	7/1/2024	48,261	50,070,787
OGX Austria GmbH (Brazil)†(f)(c)	8.50%	6/1/2018	31,150	623
Parsley Energy LLC/Parsley Finance Corp.†	5.25%	8/15/2025	29,340	30,238,831
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	20,333	20,775,446
Petrobras International Finance Co.(Netherlands)(c)	5.375%	1/27/2021	6,580	6,685,774
Petroleos Mexicanos (Mexico)(c)	4.25%	1/15/2025	43,247	41,588,261
Petroleos Mexicanos (Mexico)(c)	5.375%	3/13/2022	20,679	21,082,551
Petroleos Mexicanos (Mexico)(c)	5.50%	1/21/2021	21,849	22,149,424
Petroleos Mexicanos (Mexico)(c)	6.375%	2/4/2021	10,000	10,183,750
Range Resources Corp.	5.00%	8/15/2022	69,006	69,566,674
Range Resources Corp.	5.875%	7/1/2022	2,800	2,844,842
Reliance Industries Ltd. (India)†(c)	5.40%	2/14/2022	66,805	70,548,801
Seven Generations Energy Ltd. (Canada)†(c)	5.375%	9/30/2025	10,106	9,745,873
Seven Generations Energy Ltd. (Canada)†(c)	6.75%	5/1/2023	24,669	25,005,609
Seven Generations Energy Ltd. (Canada)†(c)	6.875%	6/30/2023	57,019	57,923,606
SM Energy Co.	6.125%	11/15/2022	49,258	38,617,533
Suncor Energy Ventures Corp. (Canada)†(c)	4.50%	4/1/2022	17,525	18,133,746
Suncor Energy Ventures Corp. (Canada)†(c)	9.40%	9/1/2021	3,351	3,560,206
Suncor Energy, Inc. (Canada)(c)	3.10%	5/15/2025	11,000	12,059,834
Suncor Energy, Inc. (Canada)(c)	9.25%	10/15/2021	7,700	8,372,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Tengizchevroil Finance Co. International Ltd.(Kazakhstan)†(c)	2.625%	8/15/2025	$41,276	$42,021,032
Valero Energy Corp.	2.70%	4/15/2023	35,239	36,858,436
Valero Energy Corp.	2.85%	4/15/2025	44,338	47,468,291
Valero Energy Corp.	3.65%	3/15/2025	14,028	15,384,866
Viper Energy Partners LP†	5.375%	11/1/2027	21,150	21,820,243
WPX Energy, Inc.	5.25%	9/15/2024	7,070	7,229,888
WPX Energy, Inc.	5.25%	10/15/2027	7,559	7,531,712
WPX Energy, Inc.	5.75%	6/1/2026	7,412	7,581,179
Total				2,479,819,233

Oil: Crude Producers 3.15%

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	152,906	176,567,453
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	140,607	163,948,701
Energy Transfer Operating LP	4.25%	3/15/2023	56,857	59,972,716
Energy Transfer Operating LP	5.875%	1/15/2024	107,629	119,638,454
Energy Transfer Operating LP	7.60%	2/1/2024	1,207	1,364,901
Energy Transfer Partners LP/Regency Energy Finance Corp.	4.50%	11/1/2023	7,836	8,388,045
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	7,171	7,600,751
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	3,629	3,797,007
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	333	381,209
Kinder Morgan Inc/	1.555%(3 Mo. LIBOR + 1.28%) #	1/15/2023	11,796	11,852,003
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	43,484	43,805,209
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	76,183	76,694,323
MPLX LP	1.213%(3 Mo. LIBOR + .90%) #	9/9/2021	81,017	81,014,693
MPLX LP	1.413%(3 Mo. LIBOR + 1.10%) #	9/9/2022	184,520	184,539,271
MPLX LP	3.50%	12/1/2022	2,009	2,103,563
MPLX LP	4.00%	2/15/2025	7,000	7,674,987
MPLX LP	5.25%	1/15/2025	82,396	85,882,042
MPLX LP	6.25%	10/15/2022	38,109	38,187,933
NGPL PipeCo LLC†	4.375%	8/15/2022	97,788	101,444,139
NOVA Gas Transmission Ltd. (Canada)(c)	7.875%	4/1/2023	9,293	10,811,591
ONEOK Partners LP	4.90%	3/15/2025	19,385	21,160,948
ONEOK Partners LP	5.00%	9/15/2023	5,115	5,568,050
ONEOK, Inc.	7.50%	9/1/2023	28,827	33,213,088
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	122,108	134,830,308

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Sabine Pass Liquefaction LLC	5.75%	5/15/2024	$155,012	$177,668,709
Sunoco Logistics Partners Operations LP	3.45%	1/15/2023	1,564	1,616,392
Sunoco Logistics Partners Operations LP	4.25%	4/1/2024	1,043	1,109,363
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023	9,090	9,170,765
TC PipeLines LP	4.65%	6/15/2021	8,636	8,822,629
Texas Eastern Transmission LP†	2.80%	10/15/2022	15,626	16,027,575
Texas Eastern Transmission LP†	4.125%	12/1/2020	18,339	18,388,183
Texas Gas Transmission LLC†	4.50%	2/1/2021	22,284	22,398,927
Western Midstream Operating LP	2.116%(3 Mo. LIBOR + 1.85%) #	1/13/2023	38,199	36,303,822
Western Midstream Operating LP	5.375%	6/1/2021	20,708	21,018,620
Williams Cos, Inc. (The)	4.55%	6/24/2024	16,308	18,325,605
Williams Cos, Inc. (The)	7.875%	9/1/2021	5,034	5,394,809
Total				1,716,686,784

Oil: Integrated Domestic 0.18%

Halliburton Co.	3.80%	11/15/2025	7,852	8,618,144
Oceaneering International, Inc.	4.65%	11/15/2024	23,125	15,883,984
Schlumberger Holdings Corp.†	3.75%	5/1/2024	67,451	73,508,196
TechnipFMC plc (United Kingdom)(c)	3.45%	10/1/2022	2,514	2,604,184
Total				100,614,508

Paper & Forest Products 0.06%

Georgia-Pacific LLC†	1.75%	9/30/2025	30,709	32,122,303

Real Estate Investment Trusts 1.15%

Brixmor Operating Partnership LP	1.301%(3 Mo. LIBOR + 1.05%) #	2/1/2022	1,115	1,096,596
Brixmor Operating Partnership LP	3.65%	6/15/2024	39,329	41,435,084
Brixmor Operating Partnership LP	3.85%	2/1/2025	6,000	6,365,354
Country Garden Holdings Co. Ltd. (China)(c)	7.125%	1/27/2022	21,656	22,522,091
Digital Realty Trust LP	4.75%	10/1/2025	12,200	14,342,525
Equinix, Inc.	5.375%	5/15/2027	172,467	189,017,796
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	12,397	13,311,279
Healthcare Trust of America Holdings LP	3.70%	4/15/2023	14,879	15,705,499
Kennedy-Wilson, Inc.	5.875%	4/1/2024	3,983	4,036,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Kilroy Realty LP	3.45%	12/15/2024	$25,738	$27,347,105
Kilroy Realty LP	4.375%	10/1/2025	11,900	13,179,043
SITE Centers Corp.	3.625%	2/1/2025	3,460	3,545,393
SL Green Operating Partnership LP	3.25%	10/15/2022	40,098	40,977,673
SL Green Realty Corp.	4.50%	12/1/2022	45,957	47,957,048
Vereit Operating Partnership LP	4.60%	2/6/2024	75,094	80,862,581
VEREIT Operating Partnership LP	4.625%	11/1/2025	46,547	51,625,458
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%	9/17/2024	48,489	50,764,989
Weyerhaeuser Co.	8.50%	1/15/2025	4,386	5,702,944
Total				629,794,950

Retail 0.28%

Dollar Tree, Inc.	4.00%	5/15/2025	22,151	25,121,429
Walgreen Co.	3.10%	9/15/2022	19,077	20,045,941
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	95,489	105,548,183
Total				150,715,553

Retail: Specialty 0.07%

Avon International Capital plc (United Kingdom)†(c)	6.50%	8/15/2022	10,704	10,841,975
Avon International Operations, Inc.†	7.875%	8/15/2022	27,136	27,549,417
Total				38,391,392

Savings & Loan 0.07%

People’s United Financial, Inc.	3.65%	12/6/2022	34,249	36,409,817

Steel 0.17%

POSCO (South Korea)†(c)	2.375%	11/12/2022	22,050	22,619,396
Steel Dynamics, Inc.	4.125%	9/15/2025	29,690	30,372,017
Steel Dynamics, Inc.	5.00%	12/15/2026	37,753	40,391,300
Total				93,382,713

Technology 0.79%

Baidu, Inc. (China)(c)	3.075%	4/7/2025	7,000	7,497,805
Baidu, Inc. (China)(c)	3.875%	9/29/2023	104,889	113,273,858
Baidu, Inc. (China)(c)	4.375%	5/14/2024	113,684	125,589,157
E*TRADE Financial Corp.	2.95%	8/24/2022	24,782	25,907,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

eBay, Inc.	1.138%(3 Mo. LIBOR + .87%) #	1/30/2023	$9,147	$9,237,550
eBay, Inc.	1.90%	3/11/2025	33,140	34,788,579
Tencent Holdings Ltd. (China)†(c)	1.81%	1/26/2026	17,200	17,624,515
Uber Technologies, Inc.†	7.50%	11/1/2023	49,914	51,879,364
VeriSign, Inc.	4.625%	5/1/2023	5,744	5,822,405
VeriSign, Inc.	5.25%	4/1/2025	4,239	4,758,723
Weibo Corp. (China)(c)	3.50%	7/5/2024	29,997	31,871,639
Total				428,250,725

Telecommunications 0.36%

Altice France SA (France)†(c)	7.375%	5/1/2026	60,321	64,103,127
CommScope, Inc.†	5.50%	3/1/2024	11,644	12,038,324
Level 3 Financing, Inc.	5.375%	1/15/2024	6,034	6,123,876
T-Mobile USA, Inc.†	1.50%	2/15/2026	39,961	40,637,540
Verizon Communications, Inc.	1.38%(3 Mo. LIBOR + 1.10%) #	5/15/2025	20,750	21,218,357
Vodafone Group plc (United Kingdom)(c)	1.261%(3 Mo. LIBOR + .99%) #	1/16/2024	50,700	51,096,648
Total				195,217,872

Toys 0.11%

Hasbro, Inc.	3.00%	11/19/2024	57,300	60,750,584

Transportation: Miscellaneous 0.42%

Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	20,701	22,700,211
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	28,255	29,200,089
Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%	5/2/2023	20,485	21,848,584
Ryder System, Inc.	2.50%	9/1/2024	6,536	6,919,927
Ryder System, Inc.	3.35%	9/1/2025	26,709	29,435,880
Ryder System, Inc.	3.65%	3/18/2024	22,085	24,109,586
Ryder System, Inc.	3.75%	6/9/2023	8,900	9,610,658
Ryder System, Inc.	4.625%	6/1/2025	50,558	58,366,603
XPO Logistics, Inc.†	6.50%	6/15/2022	28,938	29,091,371
Total				231,282,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Wholesale 0.05%

H&E Equipment Services, Inc.	5.625%	9/1/2025	$27,568	$28,636,260
Total Corporate Bonds (cost $24,886,045,429)				25,318,010,670

FLOATING RATE LOANS(g) 6.01%

Aerospace/Defense 0.90%

Boeing Company The Term Loan	1.521%(3 Mo. LIBOR + 1.25%)	2/7/2022	504,115	490,251,389	(h)

Air Transportation 0.30%

Air Canada 2019 Term Loan (Canada)(c)	1.911%(1 Mo. LIBOR + 1.75%)	10/6/2023	3,933	3,715,161
American Airlines, Inc. 2017 Incremental Term Loan	2.162%(1 Mo. LIBOR + 2.00%)	12/14/2023	64,508	50,907,086
American Airlines, Inc. 2018 Term Loan B	1.92%(1 Mo. LIBOR + 1.75%)	6/27/2025	22,726	14,305,886
American Airlines, Inc. Repriced TL B due 2023	2.156%(1 Mo. LIBOR + 2.00%)	4/28/2023	70,793	56,563,946
United AirLines, Inc. 2018 Term Loan B	1.906%(1 Mo. LIBOR + 1.75%)	4/1/2024	42,705	40,356,028
Total				165,848,107

Auto Parts: Original Equipment 0.12%

Tenneco, Inc. 2018 Term Loan B	3.159%(1 Mo. LIBOR + 3.00%)	10/1/2025	72,232	64,798,223

Automotive 0.08%

Ford Motor Company Unsecured Term Loan	1.91%(1 Mo. LIBOR + 1.75%)	12/31/2022	45,319	41,693,243	(h)

Beverages 0.07%

Keurig Dr Pepper Inc. Term Loan	1.138%(1 Mo. LIBOR + .95%)	2/8/2023	39,028	38,832,588

Business Services 0.10%

Refinitiv US Holdings Inc. 2018 USD Term Loan	3.406%(1 Mo. LIBOR + 3.25%)	10/1/2025	53,775	53,386,312

Chemicals 0.22%

LyondellBasell Industries N.V. Delayed Draw Term Loan A (Netherlands)(c)	1.28%(1 Mo. LIBOR + 1.13%)	3/29/2022	120,560	118,751,729	(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.17%

Dell International LLC 2018 Term Loan A4	1.91%(1 Mo. LIBOR + 1.75%)		12/20/2023	$35,660	$35,571,249
Dell International LLC 2019 Term Loan B	2.75%(1 Mo. LIBOR + 2.00%)		9/19/2025	31,327	31,165,179
Dell International LLC Term Loan A6	1.984%(3 Mo. LIBOR + 1.75%)		3/13/2024	15,647	15,608,070
Science Applications International Corporation 2020 Incremental Term Loan B	2.406%(1 Mo. LIBOR + 2.25%)		3/12/2027	8,217	8,186,186
Total					90,530,684

Computer Software 0.18%

IQVIA Inc. 2020 Term Loan A2	—	(i)	6/13/2023	56,815	56,247,308
Sophia, L.P. 2017 Term Loan B	4.25%(3 Mo. LIBOR + 3.25%)		9/30/2022	42,446	42,382,825
Total					98,630,133

Containers 0.07%

BWAY Holding Company 2017 Term Loan B	3.523%(3 Mo. LIBOR + 3.25%)		4/3/2024	40,503	38,614,982

Drugs 0.14%

NVA Holdings, Inc. 2019 Term Loan A3	2.438%(1 Mo. LIBOR + 2.25%)		2/20/2023	60,749	60,141,637	(h)
NVA Holdings, Inc. 2020 Term Loan A5	2.688%(1 Mo. LIBOR + 2.50%)		2/19/2025	15,539	15,306,204	(h)
Total					75,447,841

Electrical Equipment 0.11%

Analog Devices, Inc. 2019 Term Loan	1.17%(1 Mo. LIBOR + 1.00%)		3/10/2022	2,780	2,766,100	(h)
Broadcom Inc. 2019 Term Loan A5	1.404%(1 Mo. LIBOR + 1.25%)		11/4/2024	21,976	21,976,211
Marvell Technology Group Ltd 2018 Term Loan A	1.525%(1 Mo. LIBOR + 1.38%)		6/4/2021	34,231	34,166,988	(h)
Total					58,909,299

Entertainment 0.28%

GLP Financing, LLC Incremental Term Loan A	1.649%(1 Mo. LIBOR + 1.50%)		4/28/2021	1,789	1,786,587	(h)
Scientific Games International, Inc. 2018 Term Loan B5	3.612%(3 Mo. LIBOR + 2.75%)		8/14/2024	100,178	93,970,591
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(c)	3.808%(3 Mo. LIBOR + 3.50%)		7/10/2025	58,608	58,755,798
Total					154,512,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Environmental Services 0.16%

Advanced Disposal Services Inc. Term Loan B3	3.00%(1 Wk. LIBOR + 2.25%)		11/10/2023	$72,692	$72,503,920
Stericycle Inc 2017 Term Loan	1.921%(1 Mo. LIBOR + 1.75%)		11/17/2022	5,172	4,913,359	(h)
Stericycle Inc Incremental Term Loan	2.029%(1 Mo. LIBOR + 1.88%)		11/17/2022	9,501	9,025,722	(h)
Total					86,443,001

Financial Services 0.05%

Delos Finance Sarl 2018 Term Loan B (Luxembourg)(c)	2.058%(3 Mo. LIBOR + 1.75%)		10/6/2023	25,647	25,026,101

Food 0.06%

US Foods, Inc. 2016 Term Loan B	1.906%(1 Mo. LIBOR + 1.75%)		6/27/2023	35,579	34,400,722

Government 0.05%

Seminole Tribe of Florida 2018 Term Loan B	1.906%(1 Mo. LIBOR + 1.75%)		7/8/2024	30,671	30,143,635

Health Care 0.13%
MPH Acquisition Holdings LLC 2016 Term Loan B	3.75%(3 Mo. LIBOR + 2.75%)		6/7/2023	72,893	72,332,747

Health Care Services 0.22%

Global Medical Response, Inc. 2018 Term Loan B1	4.25%(3 Mo. LIBOR + 3.25%)		4/28/2022	13,929	13,829,052
Jaguar Holding Company II 2018 Term Loan	3.50%(1 Mo. LIBOR + 2.50%)		8/18/2022	78,146	78,097,194
Universal Health Services, Inc. 2018 Term Loan A	—	(i)	10/23/2023	29,640	29,557,147
Total					121,483,393

Insurance 0.02%

Vertafore, Inc. 2018 1st Lien Term Loan	3.406%(1 Mo. LIBOR + 3.25%)		7/2/2025	8,402	8,402,344

Investment Management Companies 0.61%

Broadcom Inc. 2019 1st Lien Term Loan A3	1.279%(1 Mo. LIBOR + 1.12%)		11/4/2022	136,620	135,083,135
RPI 2019 Intermediate Finance Trust 2020 New RPI Term Loan A1	1.656%(1 Wk. LIBOR + 1.50%)		2/11/2025	197,596	197,102,640
Total					332,185,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.18%

Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.906%(1 Mo. LIBOR + 2.75%)		12/23/2024	$23,252	$21,919,824
Hilton Grand Vacations Borrower LLC Term Loan	2.00%(1 Mo. LIBOR + 1.75%)		11/28/2023	10,038	9,604,683	(h)
Resorts World Las Vegas LLC Term Loan A	1.66%(1 Mo. LIBOR + 1.50%)		4/16/2024	70,000	66,850,000	(h)
Total					98,374,507

Machinery: Industrial/Specialty 0.10%

Otis Worldwide Corp Delayed Draw Term Loan	—	(i)	2/10/2023	54,368	54,299,927	(h)

Media 0.31%

Charter Communications Operating, LLC 2017 Term Loan A2	1.66%(1 Mo. LIBOR + 1.50%)		3/31/2023	82,316	81,492,903	(h)
Nielsen Finance LLC USD Term Loan B4	2.155%(1 Mo. LIBOR + 2.00%)		10/4/2023	70,906	69,470,171
Univision Communications Inc. 2020 Replacement Term Loan	4.75%(1 Mo. LIBOR + 3.75%)		3/13/2026	8,627	8,458,473
Univision Communications Inc. Term Loan C5	3.75%(1 Mo. LIBOR + 3.75%)		3/15/2024	9,013	8,741,179
Total					168,162,726

Metal Fabricating 0.00%

Alloy Finco Limited USD Holdco PIK Term Loan (Jersey)(c)	0.50%		3/6/2025	1,031	378,933

Miscellaneous 0.02%

Reynolds Group Holdings Inc. USD 2017 Term Loan	2.906%(1 Mo. LIBOR + 2.75%)		2/5/2023	9,851	9,735,735
UTEX Industries Inc. 1st Lien Term loan 2014	—	(i)	5/22/2021	9,404	2,962,417
UTEX Industries Inc. 2nd Lien Term Loan 2014	—	(i)	5/22/2022	3,938	394
Total					12,698,546

Oil 0.10%

Hess Corporation Term Loan	—	(i)	3/16/2023	57,500	56,493,750	(h)

Oil: Crude Producers 0.19%

Energy Transfer Operating, L.P. Term Loan	1.17%(1 Mo. LIBOR + 1.00%)		10/17/2022	103,000	101,648,640	(h)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.33%

Crown Castle International Corporation 2016 Term Loan A	1.285%(1 Mo. LIBOR + 1.13%)	6/21/2024	$75,171	$75,029,644
Invitation Homes Operating Partnership LP Term Loan A	1.856%(1 Mo. LIBOR + 1.70%)	2/6/2022	95,742	93,946,365
SL Green Realty Corp. Term Loan A	1.256%(1 Wk. LIBOR + 1.10%)	3/31/2023	12,677	12,549,929	(h)
Total				181,525,938

Retail 0.24%

Bloomin’ Brands, Inc. 2017 Term Loan A	2.857%(1 Wk. LIBOR + 2.75%)	11/30/2022	9,479	9,194,791	(h)
Panera Bread Company Term Loan A	2.438%(1 Mo. LIBOR + 2.25%)	7/18/2022	127,883	120,530,137
Total				129,724,928

Technology 0.26%

Comcast Hulu Holdings, LLC Term Loan A	— (i)	3/15/2024	121,073	120,164,704	(h)
Uber Technologies, Inc. 2018 Incremental Term Loan	3.656%(1 Mo. LIBOR + 3.50%)	7/13/2023	19,817	19,542,823
Total				139,707,527

Telecommunications 0.19%

CenturyLink, Inc. 2020 Term Loan A	2.156%(1 Mo. LIBOR + 2.00%)	1/31/2025	107,949	105,574,043

Wholesale 0.05%

Core & Main LP 2017 Term Loan B	3.75%(6 Mo. LIBOR + 2.75%)	8/1/2024	28,529	28,012,223
Total Floating Rate Loans (cost $3,371,808,009)				3,277,226,912

FOREIGN GOVERNMENT OBLIGATIONS 0.27%

Indonesia 0.08%

Perusahaan Penerbit SBSN†(c)	3.75%	3/1/2023	13,995	14,855,063
Republic of Indonesia(c)	4.45%	2/11/2024	25,000	27,699,875
Total				42,554,938

Kenya 0.06%

Republic of Kenya†(c)	6.875%	6/24/2024	34,041	35,177,629

Romania 0.06%

Republic of Romania†(c)	4.875%	1/22/2024	30,504	33,619,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
South Korea 0.07%

Export-Import Bank of Korea(c)	0.822%(3 Mo. LIBOR + .53%)	#	6/25/2022	$12,500	$12,534,500
Korea National Oil Corp.†(c)	2.875%		3/27/2022	25,000	25,870,156
Total					38,404,656
Total Foreign Government Obligations (cost $147,164,006)					149,756,383

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.29%

Federal Home Loan Mortgage Corp. K061 X1 IO	0.303	%#(k)	11/25/2026	566,733	6,195,700
Federal Home Loan Mortgage Corp. K722 X1 IO	1.439	%#(k)	3/25/2023	189,634	4,793,186
Government National Mortgage Assoc. 2013-171 IO	0.879	%#(k)	6/16/2054	24,754	806,769
Government National Mortgage Assoc. 2013-193 IO	0.855	%#(k)	1/16/2055	34,871	1,186,723
Government National Mortgage Assoc. 2014-112 A	3.00	%#(k)	1/16/2048	13,096	13,933,554
Government National Mortgage Assoc. 2014-15 IO	0.711	%#(k)	8/16/2054	22,954	600,786
Government National Mortgage Assoc. 2014-164 AK	2.90	%#(k)	3/16/2055	10,749	11,444,009
Government National Mortgage Assoc. 2014-172 A	3.05	%#(k)	1/16/2049	7,106	7,574,219
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	21,067	22,107,313
Government National Mortgage Assoc. 2014-64 IO	1.049	%#(k)	12/16/2054	23,159	941,329
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	3,089	3,225,758
Government National Mortgage Assoc. 2014-78 IO	0.217	%#(k)	3/16/2056	26,170	425,048
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	18,134	18,880,097
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	21,643	22,751,155
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(k)	8/16/2055	9,004	9,292,659
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(k)	2/16/2049	12,846	13,517,494
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	17,655	18,508,167
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $156,270,244)					156,183,966

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.47%

Federal Home Loan Mortgage Corp.	3.132%(12 Mo. LIBOR + 1.64%)	#	11/1/2043	1,485	1,541,769
Federal Home Loan Mortgage Corp.	3.447%(12 Mo. LIBOR + 1.85%)	#	6/1/2042	6,280	6,598,423
Federal Home Loan Mortgage Corp.	3.491%(12 Mo. LIBOR + 1.89%)	#	12/1/2040	4,249	4,455,838
Federal Home Loan Mortgage Corp.	3.495%(12 Mo. LIBOR + 1.77%)	#	5/1/2037	2,664	2,815,928
Federal Home Loan Mortgage Corp.	3.518%(12 Mo. LIBOR + 1.77%)	#	10/1/2038	3,357	3,542,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	3.62%(12 Mo. LIBOR + 1.80%)	#	6/1/2041	$2,350	$2,482,406
Federal Home Loan Mortgage Corp.	3.623%(12 Mo. LIBOR + 1.72%)	#	4/1/2037	5,537	5,839,297
Federal Home Loan Mortgage Corp.	3.644%(12 Mo. LIBOR + 1.93%)	#	9/1/2036	8,875	9,403,736
Federal Home Loan Mortgage Corp.	3.658%(12 Mo. LIBOR + 1.78%)	#	12/1/2036	9,188	9,695,706
Federal Home Loan Mortgage Corp.	3.663%(12 Mo. LIBOR + 1.66%)	#	2/1/2038	3,020	3,176,244
Federal Home Loan Mortgage Corp.	3.726%(12 Mo. LIBOR + 1.88%)	#	9/1/2035	2,687	2,840,940
Federal Home Loan Mortgage Corp.	3.732%(12 Mo. LIBOR + 1.79%)	#	5/1/2036	3,147	3,322,812
Federal Home Loan Mortgage Corp.	3.909%(1 Yr Treasury CMT + 2.51%)	#	12/1/2035	4,499	4,807,878
Federal Home Loan Mortgage Corp.	3.943%(12 Mo. LIBOR + 1.90%)	#	12/1/2040	886	929,429
Federal Home Loan Mortgage Corp.	3.967%(12 Mo. LIBOR + 1.95%)	#	2/1/2037	4,325	4,589,674
Federal National Mortgage Assoc.	3.822%(12 Mo. LIBOR + 1.81%)	#	4/1/2040	1,885	1,978,026
Federal National Mortgage Assoc.	2.657%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	10,437	10,824,763
Federal National Mortgage Assoc.	2.706%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	7,634	7,909,438
Federal National Mortgage Assoc.	2.734%(12 Mo. LIBOR + 1.59%)	#	8/1/2034	7,854	8,203,123
Federal National Mortgage Assoc.	2.804%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	10,459	10,846,188
Federal National Mortgage Assoc.	2.842%(12 Mo. LIBOR + 1.12%)	#	6/1/2038	1,647	1,696,557
Federal National Mortgage Assoc.	2.932%(12 Mo. LIBOR + 1.75%)	#	5/1/2042	13,283	13,926,256
Federal National Mortgage Assoc.	2.934%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	7,226	7,590,927
Federal National Mortgage Assoc.	3.011%(12 Mo. LIBOR + 1.56%)	#	11/1/2036	1,742	1,819,700
Federal National Mortgage Assoc.	3.06%(12 Mo. LIBOR + 1.52%)	#	10/1/2035	6,384	6,659,841
Federal National Mortgage Assoc.	3.121%(12 Mo. LIBOR + 1.65%)	#	9/1/2036	3,118	3,267,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.158%(12 Mo. LIBOR + 1.61%)	#	8/1/2037	$5,175	$5,416,970
Federal National Mortgage Assoc.	3.173%(12 Mo. LIBOR + 1.65%)	#	9/1/2038	3,492	3,665,794
Federal National Mortgage Assoc.	3.175%(12 Mo. LIBOR + 1.81%)	#	8/1/2041	3,264	3,428,104
Federal National Mortgage Assoc.	3.217%(12 Mo. LIBOR + 1.67%)	#	8/1/2038	1,788	1,880,268
Federal National Mortgage Assoc.	3.228%(12 Mo. LIBOR + 1.62%)	#	4/1/2038	4,803	5,042,054
Federal National Mortgage Assoc.	3.306%(1 Yr Treasury CMT + 2.22%)	#	3/1/2038	1,630	1,721,796
Federal National Mortgage Assoc.	3.373%(12 Mo. LIBOR + 1.73%)	#	10/1/2036	4,421	4,661,000
Federal National Mortgage Assoc.	3.387	%#	1/1/2038 - 3/1/2039	6,249	6,545,901
Federal National Mortgage Assoc.	3.444%(12 Mo. LIBOR + 1.66%)	#	12/1/2036	3,301	3,469,327
Federal National Mortgage Assoc.	3.477%(12 Mo. LIBOR + 1.80%)	#	11/1/2040	8,036	8,418,054
Federal National Mortgage Assoc.	3.502%(12 Mo. LIBOR + 1.60%)	#	3/1/2038	4,867	5,113,477
Federal National Mortgage Assoc.	3.505%(12 Mo. LIBOR + 1.79%)	#	3/1/2042	4,951	5,179,746
Federal National Mortgage Assoc.	3.512%(12 Mo. LIBOR + 1.52%)	#	2/1/2036	3,951	4,127,418
Federal National Mortgage Assoc.	3.522%(12 Mo. LIBOR + 1.47%)	#	12/1/2035	9,000	9,369,492
Federal National Mortgage Assoc.	3.573%(12 Mo. LIBOR + 1.75%)	#	11/1/2038	5,233	5,513,731
Federal National Mortgage Assoc.	3.602%(1 Yr Treasury CMT + 2.19%)	#	1/1/2038	2,502	2,649,732
Federal National Mortgage Assoc.	3.603%(12 Mo. LIBOR + 1.79%)	#	1/1/2041	2,976	3,110,640
Federal National Mortgage Assoc.	3.626%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	3,339	3,530,104
Federal National Mortgage Assoc.	3.674%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	2,701	2,828,493
Federal National Mortgage Assoc.	3.691%(12 Mo. LIBOR + 1.82%)	#	1/1/2042	7,843	8,184,571
Federal National Mortgage Assoc.	3.695%(12 Mo. LIBOR + 1.79%)	#	1/1/2041	8,222	8,621,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	3.709%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	$5,143	$5,379,646
Federal National Mortgage Assoc.	3.786%(12 Mo. LIBOR + 1.84%)	#	7/1/2040	1,528	1,602,745
Federal National Mortgage Assoc.	3.797%(12 Mo. LIBOR + 1.89%)	#	12/1/2038	2,548	2,705,847
Federal National Mortgage Assoc.	3.842%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	1,329	1,393,583
Total Government Sponsored Enterprises Pass-Throughs (cost $253,229,943)					254,325,217

MUNICIPAL BONDS 0.10%

Miscellaneous

IL State GO	6.20%		7/1/2021	58	59,225
State of Illinois	4.95%		6/1/2023	52,011	53,128,308
State of Illinois	6.125%		7/1/2021	4,518	4,610,199
Total Municipal Bonds (cost $58,043,731)					57,797,732

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.42%

1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.38	%#(k)	8/10/2035	214,200	2,679,813
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	37,164	35,778,710
AD Mortgage Trust 2017-330M A†	3.294	%#(k)	8/15/2034	3,560	3,737,604
Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(k)	12/25/2059	28,554	28,981,952
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	24,596	24,794,807
AREIT Trust 2018-CRE2 A†	1.138%(1 Mo. LIBOR + .98%)	#	11/14/2035	34,062	34,013,556
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.092%(1 Mo. LIBOR + .93%)	#	12/15/2036	19,170	18,103,880
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.662%(1 Mo. LIBOR + 1.50%)	#	12/15/2036	31,196	28,879,469
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.592%(1 Mo. LIBOR + 1.43%)	#	6/15/2035	28,355	26,381,271
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.812%(1 Mo. LIBOR + 1.65%)	#	6/15/2035	9,012	8,299,008
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.762%(1 Mo. LIBOR + 1.60%)	#	3/15/2034	10,221	9,464,950
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,912	35,026,204
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	2.11	%#(k)	7/15/2049	85,309	5,889,007
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.162%(1 Mo. LIBOR + 1.00%)	#	3/15/2036	34,706	33,728,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.212%(1 Mo. LIBOR + 1.05%)	#	9/15/2036	$32,703	$32,269,998
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264	38,225,699
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	67,337,916
BB-UBS Trust 2012-TFT B†	3.584	%#(k)	6/5/2030	7,850	5,102,518
BB-UBS Trust 2012-TFT C†	3.584	%#(k)	6/5/2030	14,354	8,110,043
BBCMS Mortgage Trust 2018-TALL A†	0.884%(1 Mo. LIBOR + .72%)	#	3/15/2037	31,684	30,613,955
BBCMS Mortgage Trust 2018-TALL E†	2.599%(1 Mo. LIBOR + 2.44%)	#	3/15/2037	36,419	33,888,710
BBCMS Mortgage Trust 2019-BWAY A†	1.118%(1 Mo. LIBOR + .96%)	#	11/25/2034	58,210	56,792,400
BBCMS Mortgage Trust 2019-BWAY B†	1.472%(1 Mo. LIBOR + 1.31%)	#	11/25/2034	26,273	25,314,235
BBCMS Mortgage Trust 2019-BWAY C†	1.772%(1 Mo. LIBOR + 1.61%)	#	11/25/2034	10,000	9,568,372
BBCMS Mortgage Trust 2020-C7	2.021%		4/15/2053	13,250	13,733,479
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,468,809
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,815,900
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	23,594	23,151,462
BBCMS Trust 2018-BXH A†	1.162%(1 Mo. LIBOR + 1.00%)	#	10/15/2037	12,519	11,892,973
BDS 2018-FL2 A†	1.112%(1 Mo. LIBOR + .95%)	#	8/15/2035	4,889	4,837,570
BENCHMARK 2018-B3 Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000	5,514,942
BHP Trust 2019-BXHP 2019-BXHP A†	1.137%(1 Mo. LIBOR + .98%)	#	8/15/2036	117,811	113,161,389
BHP Trust 2019-BXHP 2019-BXHP B†	1.485%(1 Mo. LIBOR + 1.32%)	#	8/15/2036	11,669	11,067,635
BWAY 2013-1515 Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	7,344	7,616,916
BWAY Mortgage Trust 2013-1515 XB IO†	0.534	%#(k)	3/10/2033	103,040	1,800,830
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	9,488	9,684,903
BX Commercial Mortgage Trust 2018-BIOA A†	0.833%(1 Mo. LIBOR + .67%)	#	3/15/2037	72,248	71,744,374
BX Commercial Mortgage Trust 2019-XL A†	1.082%(1 Mo. LIBOR + .92%)	#	10/15/2036	232,913	233,203,719
BX Commercial Mortgage Trust 2019-XL B†	1.242%(1 Mo. LIBOR + 1.08%)	#	10/15/2036	12,151	12,129,103
BX Trust 2017-SLCT D†	2.212%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	51,674	51,617,059
BX Trust 2018-BILT A†	0.962%(1 Mo. LIBOR + .80%)	#	5/15/2030	31,628	30,313,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2019-OC11 XA IO†	0.874	%#(k)	12/9/2041	$561,200	$32,710,159
BX Trust 2019-RP 2019-RP B†	1.657%(1 Mo. LIBOR + 1.50%)	#	6/15/2034	21,850	19,979,883
BXP Trust 2017-CQHP A†	1.012%(1 Mo. LIBOR + .85%)	#	11/15/2034	41,359	39,978,408
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411	%#(k)	5/15/2052	5,498	5,565,240
CF Trust 2019-BOSS A1†	3.412%(1 Mo. LIBOR + 3.25%)	#	12/15/2021	63,488	58,539,145	(a)
CF Trust 2019-MF1 2019-MF1 A†	2.05%(1 Mo. LIBOR + 1.05%)	#	8/21/2032	32,351	31,684,318
CF Trust 2019-MF1 2019-MF1 B†	2.35%(1 Mo. LIBOR + 1.35%)	#	8/21/2032	9,204	8,913,154
CF Trust 2019-MF1 C†	2.65%(1 Mo. LIBOR + 1.65%)	#	8/21/2032	12,746	12,238,709
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.931	%#(k)	12/15/2047	8,307	8,559,085
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.853	%#(k)	5/10/2058	68,270	5,030,354
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.271	%#(k)	11/10/2049	154,123	8,652,296
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.869	%#(k)	12/10/2054	144,913	5,572,032
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	9,907	10,322,002
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	1,647	1,640,268
CHT Mortgage Trust 2017-CSMO A†	1.092%(1 Mo. LIBOR + .93%)	#	11/15/2036	24,230	23,455,161
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.227	%#(k)	9/10/2045	218,445	696,314
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.489	%#(k)	6/10/2048	240,255	3,757,232
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.517	%#(k)	4/10/2046	352,241	10,089,522
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,573	4,939,819
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.337	%#(k)	5/10/2047	181,330	6,502,349
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.305	%#(k)	7/10/2047	120,131	1,008,536
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	8,090	8,401,170
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.489	%#(k)	2/10/2048	114,865	5,531,965
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.978	%#(k)	11/10/2048	173,924	4,892,886
Citigroup Commercial Mortgage Trust 2016-GC36	3.616%		2/10/2049	16,900	18,910,654
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.415	%#(k)	2/10/2049	98,427	5,234,715
Citigroup Commercial Mortgage Trust 2016-GC37	3.314%		4/10/2049	40,275	44,469,287
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.904	%#(k)	4/10/2049	65,914	4,873,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	$5,605	$5,891,694
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.312	%#(k)	7/25/2036	892	890,776
COMM Mortgage Trust 2014-CCRE21 A3	3.528%		12/10/2047	4,629	5,005,984
COMM Mortgage Trust 2014-UBS3 A3	3.546%		6/10/2047	5,798	6,255,184
COMM Mortgage Trust 2015-DC1 A5	3.35%		2/10/2048	33,734	36,473,538
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.915	%#(k)	7/10/2046	17,961	17,982,208
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.05	%#(k)	7/10/2046	12,446	12,275,039
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,686,803
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.844	%#(k)	10/15/2045	204,812	6,216,056
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,784,044
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.283	%#(k)	12/10/2044	60,285	1,163,749
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	11,526	11,402,984
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	16,558	17,830,213
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850	5,029,302
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.367	%#(k)	3/10/2046	138,782	3,542,918
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.515	%#(k)	6/10/2046	421,892	3,880,263
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	14,678,116
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	11,819	11,733,417
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.389	%#(k)	3/10/2031	265,903	1,787,586
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751	8,521,471
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	14,690	15,801,442
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150	11,132,030
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.135	%#(k)	8/10/2047	78,372	2,388,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	1.012	%#(k)	12/10/2047	$105,792	$3,248,733
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	1.561%(1 Mo. LIBOR + 2.15%)	#	10/15/2031	566	549,394
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.746	%#(k)	7/10/2050	173,043	3,786,686
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.877	%#(k)	10/10/2047	107,834	2,520,403
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342	14,548,030
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.026	%#(k)	9/10/2047	200,879	5,598,909
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942	18,475,827
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	5,260	5,629,938
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.529	%#(k)	8/10/2049	116,950	7,214,467
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.412%(1 Mo. LIBOR + 1.25%)	#	1/15/2034	8,300	8,032,327
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.692	%#(k)	9/15/2037	113,963	2,585,768
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ B†	2.062%(1 Mo. LIBOR + 1.90%)	#	1/15/2034	33,700	32,281,955
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ C†	2.912%(1 Mo. LIBOR + 2.75%)	#	1/15/2034	21,900	20,777,726
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.282%(1 Mo. LIBOR + .11%)	#	2/27/2037	765	760,159
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	59,601	59,359,441
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,024,204
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,268,104
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	22,524	23,083,917
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(k)	7/10/2034	8,250	8,336,288
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.142%(1 Mo. LIBOR + .98%)	#	5/15/2036	47,265	47,455,856
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	2.061	%#(k)	1/15/2049	159,469	12,014,492
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(k)	2/25/2050	65,848	66,961,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.70%		4/25/2065	$69,568	$69,740,235
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.112%(1 Mo. LIBOR + .95%)	#	12/15/2030	18,561	17,964,993
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	10,941	10,928,350
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.616	%#(k)	8/10/2049	192,742	13,504,126
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.099	%#(k)	11/15/2049	215,272	9,776,162
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,551	50,490,369
CSMC 2014-USA OA LLC 2014-USA A1†	3.304%		9/15/2037	11,201	11,229,536
DBGS Mortgage Trust 2018 5BP A†	0.807%(1 Mo. LIBOR + .65%)	#	6/15/2033	38,755	38,492,803
DBGS Mortgage Trust 2018-BIOD A†	0.965%(1 Mo. LIBOR + .80%)	#	5/15/2035	24,942	24,919,655
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	1,770	1,776,444
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	16,173	16,388,273
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(k)	7/10/2044	6,825	6,932,072
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268	%#(k)	5/10/2044	9,200	9,103,078
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	13,982	13,785,794
DBWF Mortgage Trust 2015-LCM XA IO†	0.537	%#(k)	6/10/2034	27,628	363,589
DBWF Mortgage Trust 2018-AMXP A†	3.873	%#(k)	5/5/2035	268,450	273,433,613
DBWF Mortgage Trust 2018-AMXP B†	4.122	%#(k)	5/5/2035	53,868	52,626,660
DBWF Mortgage Trust 2018-AMXP C†	3.956	%#(k)	5/5/2035	49,438	49,764,044
DBWF Mortgage Trust 2018-AMXP D†	3.917	%#(k)	5/5/2035	6,780	6,397,731
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(k)	1/25/2060	40,649	41,153,626
Exantas Capital Corp., Ltd. 2019-RSO7 A†	1.162%(1 Mo. LIBOR + 1.00%)	#	4/15/2036	21,514	20,982,192
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	1.662%(1 Mo. LIBOR + 1.50%)	#	4/15/2036	38,900	37,982,932
Fontainebleau Miami Beach Trust 2019-FBLU 2019-FBLU XA IO†	0.774	%#(k)	12/10/2036	367,400	9,625,476
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	37,609	38,651,927
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	16,564	16,739,731
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	32,290	32,918,406
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	37,238	37,529,622
Great Wolf Trust 2019-WOLF C†	1.795%(1 Mo. LIBOR + 1.63%)	#	12/15/2036	16,408	15,184,434
Great Wolf Trust 2019-WOLF D†	2.095%(1 Mo. LIBOR + 1.93%)	#	12/15/2036	11,348	10,443,741
Great Wolf Trust 2019-WOLF E†	2.894%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	13,667	12,396,483

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp Trust 2017-SLP A†	3.419%		10/10/2032	$12,601	$12,780,760
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,222,665
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	43,351,517
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.573	%#(k)	12/10/2030	14,494	14,003,384
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202	%#(k)	2/10/2029	13,648	13,578,825
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,391	41,840,686
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,294	29,936,144
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.012%(1 Mo. LIBOR + .85%)	#	7/15/2032	35,859	35,400,750
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.262%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	16,811	16,523,796
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.512%(1 Mo. LIBOR + 1.35%)	#	7/15/2032	15,428	15,126,049
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.112%(1 Mo. LIBOR + .95%)	#	7/15/2035	47,601	45,401,625
GS Mortgage Securities Corp. Trust 2019-70P A†	1.162%(1 Mo. LIBOR + 1.00%)	#	10/15/2036	78,294	75,596,182
GS Mortgage Securities Corp. Trust 2019-70P B†	1.482%(1 Mo. LIBOR + 1.32%)	#	10/15/2036	31,548	29,701,767
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.662%(1 Mo. LIBOR + 1.50%)	#	6/15/2038	18,875	17,846,933
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.312%(1 Mo. LIBOR + 1.15%)	#	8/15/2032	22,000	21,272,407
GS Mortgage Securities Trust 2011-GC5 B†	5.555	%#(k)	8/10/2044	39,535	39,184,775
GS Mortgage Securities Trust 2012-GC6 B†	5.839	%#(k)	1/10/2045	14,812	15,157,814
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.113	%#(k)	1/10/2045	169,148	2,559,713
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,631,457
GS Mortgage Securities Trust 2012-GCJ9 XA IO	2.094	%#(k)	11/10/2045	85,386	2,822,009
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.443	%#(k)	11/10/2045	89,303	628,587
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(k)	6/10/2046	5,809	5,951,371
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	6,558	6,603,528
GS Mortgage Securities Trust 2013-GC12 XA IO	1.549	%#(k)	6/10/2046	428,159	13,086,924
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	10,000	10,800,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	$13,702	$14,882,505
GS Mortgage Securities Trust 2014-GC26 XA IO	1.113	%#(k)	11/10/2047	88,070	2,945,401
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	34,777	38,546,855
GS Mortgage Securities Trust 2015-GS1 XA IO	0.917	%#(k)	11/10/2048	92,723	3,192,516
GS Mortgage Securities Trust 2016-GS2	3.05%		5/10/2049	28,917	31,271,043
GS Mortgage Securities Trust 2016-GS2 XA IO	1.796	%#(k)	5/10/2049	220,073	13,712,784
GS Mortgage Securities Trust 2020-GC45 2020-GC45 A2	2.898%		2/13/2053	15,000	16,066,407
Hawaii Hotel Trust 2019-MAUI B†	1.612%(1 Mo. LIBOR + 1.45%)	#	5/15/2038	35,079	32,821,200
Hilton USA Trust 2016-SFP B†	3.323%		11/5/2035	4,745	4,752,492
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	32,525,337
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,510,163	(a)
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,900,452	(a)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,117,473	(a)
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.474	%#(k)	8/5/2034	150,785	8,927,980
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	59,708,669
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,092,965
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(k)	8/5/2034	5,000	2,569,804
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417	%#(k)	8/5/2034	171,661	3,810,874
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380	1,471,203
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	21,447	21,671,255
Irvine Core Office Trust 2013-IRV A2†	3.279	%#(k)	5/15/2048	40,462	42,216,979
Irvine Core Office Trust 2013-IRV XA IO†	1.211	%#(k)	5/15/2048	43,702	646,242
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG A†	1.262%(1 Mo. LIBOR + 1.10%)	#	5/15/2034	23,269	22,422,807
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG B†	1.562%(1 Mo. LIBOR + 1.40%)	#	5/15/2034	11,000	9,893,950
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG C†	1.872%(1 Mo. LIBOR + 1.71%)	#	5/15/2034	7,900	6,980,914
JP Morgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,710	6,912,441
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	136,320	137,414,568
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	29,970	28,215,610
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE C†	3.694	%#(k)	1/10/2037	10,000	8,670,202
JPMDB Commercial Mortgage Securities Trust 2020-COR7 A2	2.215%		5/13/2053	14,750	15,343,490
JPMorgan Chase Commercial Mortgage Securities Trust	1.912%		9/15/2029	69,956	64,650,418	(a)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust	2.812%		9/15/2029	$15,299	$13,921,954	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	3.512%		9/15/2029	11,384	10,196,027	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	4.512%		9/15/2029	14,048	12,378,451	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	5.709%		9/15/2029	8,338	7,164,260	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075	%#(k)	11/15/2043	1,710	1,699,243
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(k)	5/15/2045	9,466	9,745,126
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	72,258	56,400,651
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.106	%#(k)	12/15/2047	253,493	4,819,252
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.588	%#(k)	7/15/2045	136,838	1,391,069
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	1.108	%#(k)	1/15/2048	152,540	5,207,622
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.39	%#(k)	4/15/2046	95,232	2,545,104
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	362	363,019
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.901	%#(k)	4/15/2047	64,386	1,105,346
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.439	%#(k)	4/15/2047	34,361	400,014
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	1.065	%#(k)	11/15/2047	98,494	2,447,433
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.998	%#(k)	11/15/2047	168,403	4,992,005
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	92,110,453
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	5,965,066
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.931	%#(k)	6/10/2027	14,352	2,275,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#(k)	6/10/2027	$25,795	$2,322,387
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.503	%#(k)	6/10/2027	102,274	6,136
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.16	%#(k)	6/10/2027	45,476	910
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.82	%#(k)	12/15/2049	158,893	4,514,208
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.835	%#(k)	5/15/2048	72,076	1,756,911
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.654	%#(k)	7/15/2048	128,370	2,730,319
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	3,948	3,956,417
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.809	%#(k)	9/5/2032	242,750	139,581
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	60,038	59,676,313
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.791	%#(k)	10/5/2031	77,997	319,788
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.208	%#(k)	9/15/2050	291,025	15,306,522
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.345	%#(k)	10/5/2031	131,129	955,930
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	9,246	9,384,007
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000	10,632,070
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	25,240	24,891,119
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	20,665,998
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(k)	6/5/2032	15,721	14,942,040
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	28,938,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.162%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	$107,586	$102,744,619
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.462%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	29,388	27,683,446
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.762%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	22,978	21,541,440
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02%(1 Mo. LIBOR + 1.02%)	#	11/15/2035	13,730	13,204,241
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35%(1 Mo. LIBOR + 1.35%)	#	11/15/2035	10,053	9,469,976
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70%(1 Mo. LIBOR + 1.70%)	#	11/15/2035	8,746	8,103,038
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.362%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	25,048	24,394,701
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.062%(1 Mo. LIBOR + 1.90%)	#	4/15/2031	14,359	14,012,724
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.462%(1 Mo. LIBOR + 2.30%)	#	4/15/2031	10,608	10,359,155
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.107%(1 Mo. LIBOR + .95%)	#	7/5/2033	31,273	30,819,303
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	102,017	107,994,533
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.807%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	9,118	8,798,590
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	31,696,359
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.295	%#(k)	7/5/2033	155,900	4,613,081
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	23,915	25,142,009
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737	13,785,629	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	13,000	12,949,300	(a)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Key Commercial Mortgage Securities Trust 2019-S2 2019-S2 A1†	2.656%		6/15/2052	$15,679	$16,314,982
Key Commercial Mortgage Securities Trust 2019-S2 2019-S2 X IO†	1.718	%#(k)	6/15/2052	131,346	12,180,369
Ladder Capital Commercial Mortgage Securities LLC 2014-909 A†	3.388%		5/15/2031	7,200	7,238,341
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	7,585	8,086,707
LoanCore Issuer Ltd. 2019-CRE3 A†	1.212%(1 Mo. LIBOR + 1.05%)	#	4/15/2034	102,218	100,012,362
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.532%(1 Mo. LIBOR + 1.37%)	#	4/15/2034	24,294	23,541,073
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.989	%#(k)	3/10/2049	85,615	4,693,668
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	27,077	27,489,954
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	77,961,805
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	7,439	7,375,489
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315	13,248,349
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,482,625
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.535	%#(k)	11/15/2049	266,185	16,416,349
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,866,795
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.181	%#(k)	5/15/2046	200,643	4,421,883
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.401	%#(k)	5/15/2046	107,177	974,241
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	11,485	12,010,093
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.15	%#(k)	12/15/2047	113,428	3,709,126
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.735	%#(k)	5/15/2049	127,345	8,224,585
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	9,621	9,584,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	$11,590	$11,494,380
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,566,905
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	7,134	7,310,299
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,725,086
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.245	%#(k)	3/15/2045	172,375	3,666,281
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	10,804	10,714,391
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	11,276	11,274,680
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,258,061
Morgan Stanley Capital I Trust 2014-CPT A IO	1.131	%#(k)	8/15/2049	121,223	6,113,410
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.188	%#(k)	7/13/2029	260,000	254,800
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	24,439	26,418,551
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	10,180,018
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.741	%#(k)	8/15/2049	84,048	5,366,401
Motel 6 Trust 2017-MTL6 C†	1.562%(1 Mo. LIBOR + 1.40%)	#	8/15/2034	27,713	26,920,364
Motel 6 Trust 2017-MTL6 D†	2.312%(1 Mo. LIBOR + 2.15%)	#	8/15/2034	97,729	94,830,145
Motel 6 Trust 2017-MTL6 E†	3.412%(1 Mo. LIBOR + 3.25%)	#	8/15/2034	102,611	99,558,152
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	17,096	16,807,963
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.917	%#(k)	11/15/2032	47,581	49,464,465
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.917	%#(k)	11/15/2032	17,029	17,594,274
New Orleans Hotel Trust 2019-HNLA A†	1.151%(1 Mo. LIBOR + .99%)	#	4/15/2032	41,812	39,967,589
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(k)	1/26/2060	26,409	27,032,450
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	5,259,040
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	16,160,897
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,072	9,259,376
PFP 2019-6 Ltd. 2019-6 AS†	1.608%(1 Mo. LIBOR + 1.45%)	#	4/14/2037	35,400	34,517,700
PFP Ltd. 2019-5 A†	1.128%(1 Mo. LIBOR + .97%)	#	4/14/2036	19,685	19,138,949
PFP Ltd. 2019-6 A†	1.208%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	36,665	35,656,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PFP Ltd. 2019-6 B†	1.858%(1 Mo. LIBOR + 1.70%)	#	4/14/2037	$36,005	$34,064,579
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	80,017	79,974,651	(a)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	56,964,615
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.175%(1 Mo. LIBOR + 1.00%)	#	3/25/2034	71,763	70,308,273
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	9,589	9,381,095
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	14,592	15,152,767
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	49,109	50,343,047
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(k)	2/25/2024	18,630	18,920,377
RETL 2019-RVP A†	1.312%(1 Mo. LIBOR + 1.15%)	#	3/15/2036	5,877	5,623,115
RETL 2019-RVP C†	2.262%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	19,830	18,146,338
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	1.262%(1 Mo. LIBOR + 1.10%)	#	5/15/2036	72,353	71,549,791
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.612%(1 Mo. LIBOR + 1.45%)	#	5/15/2036	22,762	22,219,751
Shops at Crystals Trust 2016-CSTL XA IO†	0.73%	#(k)	7/5/2036	112,000	3,581,760
SLIDE 2018-FUN A†	1.062%(1 Mo. LIBOR + .90%)	#	6/15/2031	44,621	43,051,163
SLIDE 2018-FUN B†	1.412%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	8,538	7,968,739
SLIDE 2018-FUN C†	1.712%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	6,933	6,338,840
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(k)	2/25/2050	40,678	41,388,541
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	4,925	5,145,373	(a)
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	2,986	3,124,851	(a)
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.167	%#(k)	12/15/2050	373,964	22,260,234
UBS-BAMLL Trust 2012-WRM D†	4.379	%#(k)	6/10/2030	6,900	4,587,056
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	26,327	27,228,297
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.974	%#(k)	5/10/2063	8,100	8,421,938
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.453	%#(k)	5/10/2063	81,282	1,572,120
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	1.079	%#(k)	3/10/2046	303,032	5,420,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	$34,991	$35,836,607
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	15,487	16,056,179
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	35,624	37,063,874
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	24,722,138
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(k)	3/10/2046	12,000	12,133,181
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.254	%#(k)	4/10/2046	402,064	9,019,699
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,081,870
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	46,586	47,589,848
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	47,019	47,239,255
VMC Finance LLC 2019-FL3 A†	1.262%(1 Mo. LIBOR + 1.10%)	#	9/15/2036	130,339	127,170,159
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,868,412
Waikiki Beach Hotel Trust 2019-WBM A†	1.212%(1 Mo. LIBOR + 1.05%)	#	12/15/2033	49,800	47,520,216
Waikiki Beach Hotel Trust 2019-WBM B†	1.392%(1 Mo. LIBOR + 1.23%)	#	12/15/2033	31,700	29,331,794
Waikiki Beach Hotel Trust 2019-WBM C†	1.642%(1 Mo. LIBOR + 1.48%)	#	12/15/2033	22,200	20,332,953
Waikiki Beach Hotel Trust 2019-WBM D†	2.192%(1 Mo. LIBOR + 2.03%)	#	12/15/2033	15,000	13,512,173
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	3.708	%#(k)	1/25/2036	2,458	2,417,324
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277	14,407,712
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.76	%#(k)	6/15/2048	140,942	3,601,602
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.891	%#(k)	8/15/2049	192,852	15,987,728
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.82	%#(k)	12/15/2048	30,659	30,783,499
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.829	%#(k)	9/15/2048	156,621	4,365,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.276	%#(k)	6/15/2049	$148,342	$11,590,913
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	1.162%(1 Mo. LIBOR + 1.00%)	#	12/15/2034	16,322	15,007,175
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	27,064,370
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988	24,796,877
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	15,302	16,571,628
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	27,304	27,552,127
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	23,810,580
West Town Mall Trust 2017-KNOX C†	4.491	%#(k)	7/5/2030	17,640	17,258,688
West Town Mall Trust 2017-KNOX D†	4.491	%#(k)	7/5/2030	21,720	20,986,079
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(k)	2/15/2044	9,846	9,933,360
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.473	%#(k)	6/15/2045	315,936	4,894,482
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.676	%#(k)	12/15/2045	51,407	1,490,722
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,108,553
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,571,325
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.958	%#(k)	8/15/2045	46,826	1,128,975
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.90	%#(k)	6/15/2045	17,378	14,510,036	(a)
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	17,064	17,503,469
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543	%#(k)	11/15/2045	9,180	8,952,605
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,198,187
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,441	27,717,096
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.328	%#(k)	5/15/2045	234,070	6,074,151
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	3,297	3,475,631
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	19,378,691
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	25,388	27,727,324
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.118	%#(k)	5/15/2047	195,495	5,323,755
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#(k)	5/15/2047	50,603	1,046,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.794	%#(k)	8/15/2047	$77,369	$1,859,993
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	5,350	5,779,155
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.955	%#(k)	9/15/2057	86,540	2,217,933
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.495	%#(k)	9/15/2057	37,769	611,739
WFLD Mortgage Trust 2014-MONT A†	3.88	%#(k)	8/10/2031	8,000	8,047,498
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	17,434	18,716,977
Total Non-Agency Commercial Mortgage-Backed Securities (cost $8,216,305,623)					7,866,461,812

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $4,795,109)	Zero Coupon			551	1	(j)

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATIONS 9.94%

U.S. Treasury Bill	Zero Coupon		11/12/2020	$907,653	907,498,699
U.S. Treasury Note	0.125%		7/31/2022	2,573,338	2,572,634,346
U.S. Treasury Note	0.125%		8/31/2022	845,659	845,526,866
U.S. Treasury Note	0.125%		8/15/2023	1,095,547	1,094,733,896
Total U.S. Treasury Obligations (cost $5,419,628,081)					5,420,393,807
Total Long-Term Investments (cost $52,874,406,891)					52,945,785,399

SHORT-TERM INVESTMENTS 4.33%

COMMERCIAL PAPER 2.30%

Aerospace/Defense 0.24%

Boeing Co.	2.333%		10/29/2020	134,250	133,763,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.85%

General Motors Financial Co., Inc.	0.456%	9/1/2020	$88,201	$88,201,000
General Motors Financial Co., Inc.	0.507%	9/8/2020	29,559	29,556,126
General Motors Financial Co., Inc.	0.558%	9/4/2020	15,064	15,063,310
General Motors Financial Co., Inc.	0.558%	9/30/2020	26,290	26,278,352
General Motors Financial Co., Inc.	0.761%	9/10/2020	26,296	26,291,069
Hyundai Capital America	0.254%	9/9/2020	50,900	50,897,172
Hyundai Capital America	0.254%	9/10/2020	11,623	11,622,274
Hyundai Capital America	0.254%	9/14/2020	89,682	89,673,903
Hyundai Capital America	0.254%	9/15/2020	53,568	53,562,792
Hyundai Capital America	0.264%	10/19/2020	46,038	46,022,040
Nissan Motor Acceptance Corp.	5.747%	12/14/2020	19,760	19,643,408
Nissan Motor Acceptance Corp.	5.781%	1/29/2021	5,134	5,083,244
Total				461,894,690

Chemicals 0.25%

BASF SE	0.254%	9/28/2020	56,723	56,712,364
Cabot Corp.	0.385%	9/30/2020	6,973	6,970,866
Dow Chemical Co.	0.233%	9/17/2020	12,720	12,718,700
Dow Chemical Co.	0.243%	9/28/2020	60,751	60,740,065
Total				137,141,995

Electric: Power 0.07%

Enel Finance America LLC	0.304%	10/27/2020	18,719	18,710,264
Enel Finance America LLC	0.325%	10/14/2020	17,652	17,645,253
Total				36,355,517

Health Care Services 0.05%

Catholic Health Initiatives	1.928%	9/8/2020	25,113	25,103,722

Leasing 0.02%

Aviation Capital Group Corp.	0.426%	9/1/2020	10,116	10,116,000

Leisure 0.23%

Carnival Corp.	2.152%	9/3/2020	44,689	44,683,786
Carnival Corp.	2.152%	9/4/2020	83,086	83,071,460
Total				127,755,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.19%

Glencore Funding LLC	0.456%	9/14/2020	$25,406	$25,401,872
Glencore Funding LLC	0.477%	9/25/2020	39,697	39,684,562
Glencore Funding LLC	0.477%	9/29/2020	39,495	39,480,562
Total				104,566,996

Oil 0.13%

Canadian Natural Resources Ltd.	0.254%	9/21/2020	47,764	47,757,366
Canadian Natural Resources Ltd.	0.284%	9/25/2020	24,594	24,589,409
Total				72,346,775

Oil: Crude Producers 0.21%

Enable Midstream Partners L.P.	0.66%	10/15/2020	10,000	9,992,056
Enable Midstream Partners L.P.	0.69%	9/10/2020	4,879	4,878,170
Energy Transfer Partners L.P.	0.659%	9/1/2020	100,395	100,395,000
Total				115,265,226

Retail 0.06%

Walgreen Co.	0.203%	9/1/2020	32,846	32,846,000
Total Commercial Paper (cost $1,256,891,241)				1,257,155,511

REPURCHASE AGREEMENTS 2.03%

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $190,020,500 of U.S. Treasury Note at 2.125% due 12/31/2022; $154,118,400 of U.S. Treasury Note at 2.625% due 2/28/2023; value: $363,067,810; proceeds: $355,948,822			355,949	355,948,822
Repurchase Agreement dated 8/31/2020, 0.06% due 9/1/2020 with JPMorgan Chase & Co. collateralized by $739,261,000 of U.S. Treasury Note at 1.50% due 9/15/2022; value: $764,973,171 ; proceeds: $750,001,250			750,000	750,000,000
Total Repurchase Agreements (cost $1,105,948,822)				1,105,948,822
Total Short-Term Investments (cost $2,362,840,063)				2,363,104,333
Total Investments in Securities 101.39% (cost $55,237,246,954)				55,308,889,732
Liabilities in Excess of Foreign Cash and Other Assets(l) (1.39%)				(759,990,668)
Net Assets 100.00%				$54,548,899,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

CAD	Canadian dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $23,618,266,993, which represents 43.30% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2020.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes – Sell Protection at August 31, 2020(1):

Referenced Index	Central Clearing party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$302,715,000	$320,220,088	$(17,152,009)	$34,657,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $34,657,097. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at August 31, 2020 (1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	$195,000,000	$173,193,515	$(5,730,044)	$(16,076,441)	$(21,806,485)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $16,076,441.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	9/15/2020	49,607,000	$36,481,529	$38,033,643	$(1,552,114)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2020	48,541	Long	$10,719,331,143	$10,724,906,390	$5,575,247

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2020	7,680	Short	$(966,106,598)	$(967,920,000)	$(1,813,402)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$5,573,990,353	$51,108,527	$5,625,098,880
Remaining Industries	—	4,749,004,751	—	4,749,004,751
Common Stock	—	7,106	—	7,106
Convertible Bonds	—	71,518,162	—	71,518,162
Corporate Bonds	—	25,318,010,670	—	25,318,010,670
Floating Rate Loans
Aerospace/Defense	—	—	490,251,389	490,251,389
Automotive	—	—	41,693,243	41,693,243
Chemicals	—	—	118,751,729	118,751,729
Drugs	—	—	75,447,841	75,447,841
Electrical Equipment	—	21,976,211	36,933,088	58,909,299
Entertainment	—	152,726,389	1,786,587	154,512,976
Environmental Services	—	72,503,920	13,939,081	86,443,001
Lodging	—	21,919,824	76,454,683	98,374,507
Machinery: Industrial/Specialty	—	—	54,299,927	54,299,927
Media	—	86,669,823	81,492,903	168,162,726
Oil	—	—	56,493,750	56,493,750
Oil: Crude Producers	—	—	101,648,640	101,648,640
Real Estate Investment Trusts	—	168,976,009	12,549,929	181,525,938
Retail	—	120,530,137	9,194,791	129,724,928
Technology	—	19,542,823	120,164,704	139,707,527
Remaining Industries	—	1,321,279,491	—	1,321,279,491
Foreign Government Obligations	—	149,756,383	—	149,756,383
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	156,183,966	—	156,183,966
Government Sponsored Enterprises Pass-Throughs	—	254,325,217	—	254,325,217
Municipal Bonds	—	57,797,732	—	57,797,732
Non-Agency Commercial Mortgage-Backed Securities	—	7,511,593,629	354,868,183	7,866,461,812
Preferred Stock	—	—	1	1
U.S. Treasury Obligations	—	5,420,393,807	—	5,420,393,807
Short-Term Investments
Commercial Paper	—	1,257,155,511	—	1,257,155,511
Repurchase Agreements	—	1,105,948,822	—	1,105,948,822
Total	$—	$53,611,810,736	$1,697,078,996	$55,308,889,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND August 31, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$34,657,097	$—	$34,657,097
Liabilities	—	—	—	—
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(21,806,485)	—	(21,806,485)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(1,552,114)	—	(1,552,114)
Futures Contracts
Assets	5,575,247	—	—	5,575,247
Liabilities	(1,813,402)	—	—	(1,813,402)
Total	$3,761,845	$11,298,498	$—	$15,060,343

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Commercial Paper	Floating Rate Loans	Government Sponsored Enterprises Pass-Throughs	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of December 1, 2019	$144,319,296	$53,958,858	$714,589,841	$4,255,349	$358,248,186	$1
Accrued Discounts (Premiums)	(18,715)	291,142	619,758	—	(4,573)	—
Realized Gain (Loss)	(207,369)	—	(925,385)	—	1,423,021	—
Change in Unrealized Appreciation (Depreciation)	(42,048)	—	(23,167,807)	—	(24,607,030)	—
Purchases	25,000,000	—	1,186,547,391	—	—	—
Sales	(4,347,000)	(54,250,000)	(511,234,237)	—	(80,787,326)	—
Security Type Transfer In	2,049,697	—	—	—	—	—
Security Type Transfer Out	—	—	—	—	(2,049,697)	—
Transfers into Level 3	—	—	190,906,498	—	116,193,409	—
Transfers out of Level 3	(115,645,334)	—	(266,233,774)	(4,255,349)	(13,547,807)	—
Balance as of August 31, 2020	$51,108,527	$—	$1,291,102,285	$—	$354,868,183	$1
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$(132,205)	$—	$(23,363,432)	$—	$(22,607,681)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 118.80%

ASSET-BACKED SECURITIES 14.81%

Automobiles 6.13%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$57	$56,636
ACC Trust 2018-1 C†	6.81%	2/21/2023	1,490	1,488,235
ACC Trust 2019-1 B†	4.47%	10/20/2022	3,041	3,046,059
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	7,679	7,718,208
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	7,113	7,150,747
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	944	946,606
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.412%(1 Mo. LIBOR + .26%) #	6/20/2022	1,043	1,043,529
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	3,697	3,736,201
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	1,747	1,785,117
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	760	775,224
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	6,942	6,977,884
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,739,872
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	1,736	1,740,540
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	4,810	4,916,686
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	2,297	2,314,819
CarMax Auto Owner Trust 2019-4 A2A	2.01%	3/15/2023	9,121	9,198,121
CarMax Auto Owner Trust 2020-3 C	1.69%	4/15/2026	2,936	2,974,716
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	681	683,679
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,915	1,920,517
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	719	732,870
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	980	987,787
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,958,808
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	1,585	1,588,619
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	812	792,078
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	500	501,095
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	1,862	1,873,114
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	986	1,003,670
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	5,859	6,017,648
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,037	2,063,030
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	25,156	25,831,499
Drive Auto Receivables Trust 2018-2 C	3.63%	8/15/2024	563	565,933
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	203	203,153
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	784	788,028
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	4,357	4,370,518
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	374	374,444
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	255	255,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	$815	$817,665
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	124	123,648
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	3,338	3,362,879
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	4,766	4,868,388
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	2,534	2,555,664
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	12,802	12,891,128
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	2,044	2,052,640
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	17,937	17,971,913
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	860	862,285
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	1,758	1,783,456
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	3,277	3,367,549
GLS Auto Receivables Issuer Trust 2020-3A B†	1.38%	8/15/2024	3,178	3,183,951
GLS Auto Receivables Issuer Trust 2020-3A C†	1.92%	5/15/2025	7,252	7,268,053
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	3,367	3,377,874
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	6,142	6,161,200
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	2,515	2,533,101
Hyundai Auto Receivables Trust 2020-B	1.60%	12/15/2026	2,936	2,957,996
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	780	785,326
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	2,369	2,388,506
Nissan Auto Lease Trust 2019-B A2A	2.27%	10/15/2021	6,373	6,406,538
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	17,024	17,125,552
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	501	502,357
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	1,632	1,647,132
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	4,025	4,051,218
Toyota Auto Receivables Owner Trust 2017-A A4	2.10%	9/15/2022	4,648	4,667,390
Westlake Automobile Receivables Trust 2020-1A C†	2.52%	4/15/2025	8,825	9,020,853
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	24,004	24,113,295
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	817	821,916
Total				258,790,173

Credit Cards 0.84%

Citibank Credit Card Issuance Trust 2018-A1	2.49%	1/20/2023	6,702	6,760,415
Genesis Sales Finance Master Trust 2019-AA A†	4.68%	8/20/2023	4,127	4,152,963
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%	8/20/2023	1,150	1,157,022
Genesis Sales Finance Master Trust Series 2019-AA C†	6.88%	8/20/2023	1,700	1,712,202
Perimeter Master Note Business Trust 2019-1A A†	4.31%	12/15/2022	8,007	8,028,865
Perimeter Master Note Business Trust 2019-1A B†	6.02%	12/15/2022	1,199	1,223,627
Perimeter Master Note Business Trust 2019-1A C†	8.06%	12/15/2022	2,250	2,308,307
Trillium Credit Card Trust II 2018-2A A†	0.524%(1 Mo. LIBOR + .35%) #	9/26/2023	3,737	3,737,320
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	6,515	6,526,628
Total				35,607,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Home Equity 0.01%

New Century Home Equity Loan Trust 2005-A A6	4.711%		8/25/2035		$183	$183,003

Other 7.83%

ALM VII Ltd. 2012-7A A2R2†	2.125%(3 Mo. LIBOR +1.85%	)#	7/15/2029		9,692	9,664,054
ALM VII Ltd. 2012-7A CR2†	3.825%(3 Mo. LIBOR+ 3.55%	)#	7/15/2029		2,325	2,281,554
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.964%(3 Mo. LIBOR + 1.70%	)#	7/24/2029		810	802,284
Ares XXIX CLO Ltd. 2014-1A A1R†	1.463%(3 Mo. LIBOR + 1.19%	)#	4/17/2026		369	368,779
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		200	200,629
Avery Point IV CLO Ltd. 2014-1A BR†	1.845%(3 Mo. LIBOR + 1.60%	)#	4/25/2026		2,019	2,016,341
Avery Point VII CLO Ltd. 2015-7A BR†	2.025%(3 Mo. LIBOR + 1.75%	)#	1/15/2028		4,900	4,872,530
Avery Point VII CLO Ltd. 2015-7A CR†	2.725%(3 Mo. LIBOR + 2.45%	)#	1/15/2028		2,600	2,594,430
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	1.522%(3 Mo. LIBOR + 1.25%	)#	1/20/2029		11,000	10,997,447
BSPRT Issuer Ltd. 2018-FL4 A†	1.212%(1 Mo. LIBOR + 1.05%	)#	9/15/2035		5,961	5,868,622
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.872%(3 Mo. LIBOR + 1.60%	)#	10/20/2028		3,950	3,900,721
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022		1,067	1,067,097
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		214	213,492
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		1,522	1,515,068
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		2,242	2,277,937
Elm CLO Ltd. 2014-1A ARR†	1.443%(3 Mo. LIBOR + 1.17%	)#	1/17/2029		2,283	2,277,738
Elmwood CLO I Ltd. 2019-1A A†	1.622%	#(d)	4/20/2030		10,053	10,071,087
Fairstone Financial Issuance Trust I 2019-1A A†(a)	3.948%		3/21/2033	CAD	1,446	1,114,651
Fairstone Financial Issuance Trust I 2019-1A B†(a)	5.084%		3/21/2033	CAD	650	497,191	(b)
Fairstone Financial Issuance Trust I 2019-1A C†(a)	6.299%		3/21/2033	CAD	1,218	927,225	(b)
Fairstone Financial Issuance Trust I 2019-1A D†(a)	7.257%		3/21/2033	CAD	719	550,439	(b)
Galaxy XXI CLO Ltd. 2015-21A AR†	1.292%(3 Mo. LIBOR + 1.02%	)#	4/20/2031		$1,970	1,942,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

GREYWOLF CLO VII Ltd. 2018-2A A1†	1.452%(3 Mo. LIBOR + 1.18%	)#	10/20/2031	$3,800	$3,769,655

Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.395%(3 Mo. LIBOR + 2.15%	)#	7/25/2027	1,496	1,476,499	(b)
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R†	1.172%(3 Mo. LIBOR + .90%	)#	10/18/2027	4,901	4,844,911
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	4,839	4,963,507
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	6,960	7,136,100
Jamestown CLO IX Ltd. 2016-9A BR†	2.922%(3 Mo. LIBOR + 2.65%	)#	10/20/2028	5,000	5,002,365
Jamestown CLO VII Ltd. 2015-7A CR†	2.845%(3 Mo. LIBOR + 2.60%	)#	7/25/2027	4,459	4,180,275
JFIN CLO Ltd. 2014-1A B1R†	1.722%(3 Mo. LIBOR + 1.45%	)#	4/21/2025	4,500	4,462,407
Kayne CLO 5 Ltd. 2019-5A A†	1.614%(3 Mo. LIBOR + 1.35%	)#	7/24/2032	8,700	8,691,300
Kayne CLO 7 Ltd. 2020-7A A1†	2.607%(3 Mo. LIBOR + 1.20%	)#	4/17/2033	11,511	11,384,226
KKR CLO Ltd. 18 A†	1.542%(3 Mo. LIBOR + 1.27%	)#	7/18/2030	5,697	5,687,606
KKR CLO Ltd. 18 D†	3.872%(3 Mo. LIBOR + 3.60%	)#	7/18/2030	918	841,448	(b)
KVK CLO Ltd. 2016-1A C†	3.425%(3 Mo. LIBOR + 3.15%	)#	1/15/2029	4,936	4,937,945
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	4,876	5,056,635
Marble Point CLO XVII Ltd. 2020-1A A†	1.572%(3 Mo. LIBOR + 1.30%	)#	4/20/2033	7,154	7,118,973
Massachusetts Educational Financing Authority 2008-1 A1	1.195%(3 Mo. LIBOR + .95%	)#	4/25/2038	2,444	2,440,855
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	13,462	11,072,387
Mountain View CLO LLC 2017-1A AR†	1.361%(3 Mo. LIBOR + 1.09%	)#	10/16/2029	6,610	6,594,747
Mountain View CLO X Ltd. 2015-10A BR†	1.616%(3 Mo. LIBOR + 1.35%	)#	10/13/2027	4,300	4,213,771
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	3,732	3,946,168
Northwoods Capital 20 Ltd. 2019-20A C†	3.045%(3 Mo. LIBOR + 2.80%	)#	1/25/2030	3,838	3,843,549
Northwoods Capital 20 Ltd. 2019-20A D†	4.495%(3 Mo. LIBOR + 4.25%	)#	1/25/2030	4,443	4,393,616
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.444%(3 Mo. LIBOR + 1.18%	)#	1/24/2033	6,493	6,403,817
Octagon Investment Partners 48 Ltd. 2020-3A A†(c)	Zero Coupon	#(d)	10/20/2031	7,650	7,650,000
Octagon Investment Partners XI 2012 1A A2R†	2.175%		7/15/2029	1,060	1,054,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Orec Ltd. 2018-CRE1 A†	1.342%(1 Mo. LIBOR + 1.18%	)#	6/15/2036	$6,539	$6,400,235
Palmer Square Loan Funding Ltd. 2018-1A A1†	0.875%(3 Mo. LIBOR + .60%	)#	4/15/2026	3,461	3,447,846
Palmer Square Loan Funding Ltd. 2018-1A A2†	1.325%(3 Mo. LIBOR + 1.05%	)#	4/15/2026	2,878	2,842,113
Palmer Square Loan Funding Ltd. 2018-1A B†	1.675%(3 Mo. LIBOR + 1.40%	)#	4/15/2026	2,179	2,124,220
Palmer Square Loan Funding Ltd. 2018-5A A2†	1.672%(3 Mo. LIBOR + 1.40%	)#	1/20/2027	1,618	1,591,366
Parallel Ltd. 2017-1A A1R†	1.302%(3 Mo. LIBOR + 1.03%	)#	7/20/2029	2,570	2,543,377
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.515%(3 Mo. LIBOR + .27%	)#	4/25/2038	1,359	1,270,974
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	3,180	3,171,175
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	3,302	3,113,298
Salem Fields CLO Ltd. 2016-2A A1R†	1.395%(3 Mo. LIBOR + 1.15%	)#	10/25/2028	7,445	7,405,023
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	887	890,707
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,367	2,384,377
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	3,300	3,308,007
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	13,901	13,986,814
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263	9,571,930
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	6,718	6,913,537
Shackleton CLO Ltd. 2016-9A B†	2.172%(3 Mo. LIBOR + 1.90%	)#	10/20/2028	3,333	3,322,461
Shackleton CLO Ltd. 2019-14A A2†	2.172%(3 Mo. LIBOR + 1.90%	)#	7/20/2030	11,147	11,117,769
SLC Student Loan Trust 2008-1 A4A	1.913%(3 Mo. LIBOR + 1.60%	)#	12/15/2032	7,259	7,241,002
Sound Point CLO XI Ltd. 2016-1A AR†	1.372%(3 Mo. LIBOR + 1.10%	)#	7/20/2028	3,749	3,716,161
Sound Point CLO XII Ltd. 2016-2A CR†	2.872%(3 Mo. LIBOR + 2.60%	)#	10/20/2028	5,210	5,212,871
Sound Point CLO XV Ltd. 2017-1A C†	2.756%(3 Mo. LIBOR + 2.50%	)#	1/23/2029	3,701	3,621,791
Towd Point Asset Trust 2018-SL1 A†	0.775%(1 Mo. LIBOR + .60%	)#	1/25/2046	4,107	4,034,529
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.292%(1 Mo. LIBOR + 1.13%	)#	11/15/2037	6,669	6,594,908
Tralee CLO III Ltd. 2014-3A AR†	1.302%(3 Mo. LIBOR + 1.03%	)#	10/20/2027	6,420	6,385,269
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,609	1,623,527
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	9,552	9,892,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Total				$330,917,099
Total Asset-Backed Securities (cost $626,621,282)				625,497,624

CORPORATE BONDS 44.13%

Aerospace/Defense 1.64%

BAE Systems plc (United Kingdom)†(e)	3.40%	4/15/2030	$8,181	9,221,246
Boeing Co. (The)	4.875%	5/1/2025	19,562	21,301,145
Boeing Co. (The)	5.04%	5/1/2027	12,863	14,173,377
Raytheon Technologies Corp.	2.25%	7/1/2030	14,736	15,583,035
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	4,289	4,200,561
TransDigm, Inc.	6.375%	6/15/2026	4,529	4,640,640
Total				69,120,004

Air Transportation 0.22%

Delta Air Lines, Inc.†	7.00%	5/1/2025	8,298	9,093,106

Apparel 0.06%

PVH Corp.	7.75%	11/15/2023	2,290	2,624,694

Auto Parts: Original Equipment 0.33%

Adient Global Holdings Ltd.†	4.875%	8/15/2026	4,724	4,437,608
American Axle & Manufacturing, Inc.	6.50%	4/1/2027	4,147	4,268,818
BorgWarner, Inc.	2.65%	7/1/2027	2,828	3,003,170
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%	5/15/2027	2,228	2,369,339
Total				14,078,935

Automotive 0.90%

Ford Motor Co.	7.45%	7/16/2031	7,269	8,484,231
General Motors Financial Co., Inc.	3.60%	6/21/2030	14,538	15,213,902
Navistar International Corp.†	9.50%	5/1/2025	3,698	4,224,965
Tesla, Inc.†	5.30%	8/15/2025	4,112	4,277,015
Volkswagen Group of America Finance LLC†	3.125%	5/12/2023	4,394	4,665,475
Volkswagen Group of America Finance LLC†	3.35%	5/13/2025	1,248	1,372,712
Total				38,238,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional 5.51%

Akbank T.A.S. (Turkey)†(e)	5.00%	10/24/2022		$2,455	$2,411,112
Banco de Credito e Inversiones SA (Chile)†(e)	3.50%	10/12/2027		3,725	4,049,495
Banco do Brasil SA†	4.625%	1/15/2025		4,000	4,252,000
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37% )#	7/21/2028		11,895	13,418,437
Bank of America Corp.	3.95%	4/21/2025		2,775	3,123,556
Bank of America Corp.	3.97%(3 Mo. LIBOR+ 1.07% )#	3/5/2029		5,597	6,462,699
Bank of America Corp.	4.00%	1/22/2025		4,554	5,105,373
Bank of America Corp.	4.45%	3/3/2026		2,000	2,321,012
Citigroup, Inc.	2.666%(SOFR + 1.15% )#	1/29/2031		4,013	4,278,290
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56% )#	1/10/2028		272	310,143
Citigroup, Inc.	3.98%(3 Mo. LIBOR + 1.34% )#	3/20/2030		8,361	9,717,781
Citigroup, Inc.	4.45%	9/29/2027		4,060	4,715,619
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38% )#	5/1/2028		3,733	4,216,172
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34% )#	2/1/2028		20,097	23,039,170
JPMorgan Chase & Co.	3.96%(3 Mo. LIBOR + 1.25% )#	1/29/2027		4,116	4,730,592
JPMorgan Chase & Co.	4.60%(SOFR + 3.13% )#	—	(f)	5,345	5,371,725
Kookmin Bank (South Korea)†(e)	1.75%	5/4/2025		5,000	5,161,425
Macquarie Group Ltd. (Australia)†(e)	4.654%(3 Mo. LIBOR + 1.73% )#	3/27/2029		9,640	11,200,471
Morgan Stanley	3.625%	1/20/2027		9,466	10,762,500
Morgan Stanley	3.875%	1/27/2026		6,664	7,655,542
Morgan Stanley	4.431%(3 Mo. LIBOR + 1.63% )#	1/23/2030		5,693	6,873,700
Morgan Stanley	7.25%	4/1/2032		523	799,068
National Securities Clearing Corp.†	1.50%	4/23/2025		5,974	6,197,945
Popular, Inc.	6.125%	9/14/2023		683	729,031
Santander UK plc (United Kingdom)(e)	7.95%	10/26/2029		4,693	6,202,510
Toronto-Dominion Bank (The) (Canada)(e)	3.625%(5 Yr. Swap rate + 2.21% )#	9/15/2031		8,906	10,136,161
Truist Bank	2.25%	3/11/2030		4,023	4,180,700
Turkiye Garanti Bankasi AS (Turkey)†(e)	5.875%	3/16/2023		1,100	1,089,330
UBS AG (Switzerland)(e)	5.125%	5/15/2024		9,363	10,352,538
Wells Fargo & Co.	2.393%(SOFR + 2.10% )#	6/2/2028		51,649	53,998,171
Total					232,862,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.05%

Becle SAB de CV (Mexico)†(e)	3.75%	5/13/2025	$1,900	$2,017,490

Biotechnology Research & Production 0.85%

Biogen, Inc.	2.25%	5/1/2030	20,039	20,573,269
Regeneron Pharmaceuticals, Inc.	1.75%	9/15/2030	10,452	10,215,637
Royalty Pharma plc†(c)	1.75%	9/2/2027	5,275	5,269,195
Total				36,058,101

Building Materials 0.40%

Carrier Global Corp.†	2.493%	2/15/2027	4,577	4,808,799
Cemex SAB de CV (Mexico)†(e)	5.45%	11/19/2029	3,880	3,992,753
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025	4,013	4,278,861
Griffon Corp.	5.75%	3/1/2028	3,679	3,913,168
Total				16,993,581

Business Services 1.15%

Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.00%	7/30/2027	2,055	2,066,637
Ahern Rentals, Inc.†	7.375%	5/15/2023	4,042	1,692,163
CoStar Group, Inc.†	2.80%	7/15/2030	2,525	2,659,043
Garda World Security Corp. (Canada)†(e)	4.625%	2/15/2027	7,913	8,150,390
Global Payments, Inc.	3.20%	8/15/2029	3,217	3,529,902
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	8,641	8,784,009
PayPal Holdings, Inc.	2.85%	10/1/2029	11,565	12,823,933
PayPal Holdings, Inc.	3.25%	6/1/2050	2,494	2,830,984
Pepperdine University	3.301%	12/1/2059	1,856	2,004,090
United Rentals North America, Inc.	4.00%	7/15/2030	4,045	4,232,081
Total				48,773,232

Chemicals 0.87%

CF Industries, Inc.	4.95%	6/1/2043	3,986	4,716,435
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%	7/19/2022	4,000	4,143,508
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%	7/19/2027	8,550	9,503,459
Nouryon Holding BV (Netherlands)†(e)	8.00%	10/1/2026	3,865	4,152,343
Orbia Advance Corp. SAB de CV (Mexico)†(e)	4.875%	9/19/2022	1,364	1,445,178
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(e)	3.949%	4/24/2023	6,720	7,020,639
Syngenta Finance NV (Netherlands)†(e)	4.441%	4/24/2023	1,200	1,263,980
Tronox, Inc.†	6.50%	4/15/2026	4,276	4,410,850
Total				36,656,392

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.09%

Warrior Met Coal, Inc.†	8.00%	11/1/2024	$3,800	$3,902,714

Computer Hardware 0.78%

Banff Merger Sub, Inc.†	9.75%	9/1/2026	3,928	4,194,122
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	1,752	1,935,494
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	863	1,016,747
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	7,347	9,923,022
Hewlett Packard Enterprise Co.	0.998%(3 Mo. LIBOR + .68% )#	3/12/2021	4,027	4,035,449
Leidos, Inc.	5.50%	7/1/2033	524	604,709
Leidos, Inc.	7.125%	7/1/2032	3,725	4,911,636
Western Digital Corp.	4.75%	2/15/2026	5,825	6,310,747
Total				32,931,926

Computer Software 0.57%

Activision Blizzard, Inc.	1.35%	9/15/2030	2,569	2,509,641
Logan Merger Sub, Inc.†	5.50%	9/1/2027	4,083	4,213,146
Oracle Corp.	2.95%	4/1/2030	11,336	12,706,709
ServiceNow, Inc.	1.40%	9/1/2030	4,617	4,542,635
Total				23,972,131

Construction/Homebuilding 0.59%

Century Communities, Inc.	6.75%	6/1/2027	3,686	3,982,373
NVR, Inc.	3.00%	5/15/2030	11,256	12,220,474
Toll Brothers Finance Corp.	4.35%	2/15/2028	3,884	4,218,257
TRI Pointe Group, Inc.	5.25%	6/1/2027	4,097	4,398,375
Total				24,819,479

Containers 0.14%

Ball Corp.	2.875%	8/15/2030	5,836	5,830,456

Diversified 0.01%

KOC Holding AS (Turkey)†(e)	5.25%	3/15/2023	625	628,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 1.24%

AbbVie, Inc.†	3.20%	11/21/2029	$5,872	$6,524,560
Bayer Corp.†	6.65%	2/15/2028	2,173	2,826,547
Bayer US Finance II LLC†	3.875%	12/15/2023	5,573	6,116,313
Cigna Corp.	0.949%(3 Mo. LIBOR + .65% )#	9/17/2021	3,486	3,486,784
CVS Health Corp.	3.625%	4/1/2027	9,315	10,563,036
CVS Health Corp.	4.30%	3/25/2028	19,348	22,792,338
Total				52,309,578

Electric: Power 3.42%

Ameren Corp.	3.50%	1/15/2031	12,355	14,186,257
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	7,038	8,060,805
Cleco Corporate Holdings LLC	3.375%	9/15/2029	3,100	3,173,415
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	1,709	2,478,803
Dominion Energy, Inc.	3.375%	4/1/2030	8,277	9,414,481
DTE Electric Co.	2.625%	3/1/2031	13,836	15,319,501
Emera US Finance LP	3.55%	6/15/2026	24,938	27,969,104
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(e)	4.45%	8/1/2035	1,845	2,121,971
Entergy Louisiana LLC	4.00%	3/15/2033	7,846	9,862,608
Eskom Holdings SOC Ltd. (South Africa)†(e)	6.35%	8/10/2028	6,000	6,175,560
Exelon Corp.	4.05%	4/15/2030	3,519	4,155,200
Exelon Generation Co. LLC	3.25%	6/1/2025	9,276	10,234,438
Exelon Generation Co. LLC	5.60%	6/15/2042	564	655,236
Exelon Generation Co. LLC	5.75%	10/1/2041	4,219	4,953,909
ITC Holdings Corp.	3.35%	11/15/2027	3,411	3,829,037
Listrindo Capital BV (Netherlands)†(e)	4.95%	9/14/2026	6,150	6,388,313
Minejesa Capital BV (Netherlands)†(e)	4.625%	8/10/2030	1,800	1,874,106
NRG Energy, Inc.	5.75%	1/15/2028	976	1,063,659
Oglethorpe Power Corp.	5.95%	11/1/2039	2,611	3,415,578
Pennsylvania Electric Co.†	3.60%	6/1/2029	3,906	4,340,484
PSEG Power LLC	8.625%	4/15/2031	3,362	4,961,464
Total				144,633,929

Electrical Equipment 0.67%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	16,134	17,893,344
Micron Technology, Inc.	2.497%	4/24/2023	2,327	2,431,954
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.15%	5/1/2027	7,323	8,010,633
Total				28,335,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.30%

Roper Technologies, Inc.(c)	1.40%	9/15/2027	$12,163	$12,352,337
Trimble, Inc.	4.90%	6/15/2028	124	148,621
Total				12,500,958

Energy Equipment & Services 0.19%

Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	3,720	3,967,994
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%	7/29/2026	3,880	4,054,600
Total				8,022,594

Engineering & Contracting Services 0.07%

China Railway Resources Huitung Ltd. (Hong Kong)(e)	3.85%	2/5/2023	2,849	3,011,108

Entertainment 0.43%

Colt Merger Sub, Inc.†	8.125%	7/1/2027	4,009	4,254,772
Penn National Gaming, Inc.†	5.625%	1/15/2027	3,891	4,032,438
Scientific Games International, Inc.†	7.25%	11/15/2029	3,853	3,821,829
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%	7/15/2026	1,844	1,969,161
Vail Resorts, Inc.†	6.25%	5/15/2025	3,870	4,150,575
Total				18,228,775

Financial Services 1.75%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%	1/15/2025	10,075	9,795,633
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.875%	1/23/2028	6,006	5,535,568
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%	1/16/2024	2,348	2,422,041
Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	3,351,051
Ally Financial, Inc.	8.00%	11/1/2031	2,911	3,962,440
Ameriprise Financial, Inc.	3.00%	4/2/2025	6,424	7,044,632
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	3,066	3,211,652
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	5,602	3,330,669
International Lease Finance Corp.	5.875%	8/15/2022	1,071	1,160,679
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	4,065	4,282,986
Navient Corp.	5.00%	3/15/2027	6,793	6,570,461
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,612	4,084,776
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780	5,214,444
OneMain Finance Corp.	5.375%	11/15/2029	8,701	9,288,318
SURA Asset Management SA (Colombia)†(e)	4.375%	4/11/2027	4,400	4,844,708
Total				74,100,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.88%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	$6,021	$6,478,596
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	2,538	2,510,260
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	4,208	4,442,028
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	7,041	8,009,137
Kraft Heinz Foods Co.	4.375%	6/1/2046	8,331	8,520,565
Minerva Luxembourg SA (Luxembourg)†(e)	5.875%	1/19/2028	3,261	3,472,998
Sysco Corp.	2.40%	2/15/2030	3,869	3,863,507
Total				37,297,091

Health Care Products 1.20%

Alcon Finance Corp.†	2.60%	5/27/2030	16,235	17,222,528
Boston Scientific Corp.	2.65%	6/1/2030	10,987	11,712,679
Stryker Corp.	1.95%	6/15/2030	15,556	15,975,887
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	4,584	5,896,780
Total				50,807,874

Health Care Services 2.63%

Adventist Health System	2.952%	3/1/2029	2,279	2,374,440
Advocate Health & Hospitals Corp.	2.211%	6/15/2030	7,733	7,990,090
Anthem, Inc.	2.25%	5/15/2030	12,163	12,627,874
Centene Corp.	3.375%	2/15/2030	3,950	4,114,182
CommonSpirit Health	3.347%	10/1/2029	12,708	13,538,638
DaVita, Inc.†	3.75%	2/15/2031	6,001	5,938,109
HCA, Inc.	4.125%	6/15/2029	12,892	14,852,315
HCA, Inc.	5.25%	6/15/2026	6,002	7,091,363
HCA, Inc.	5.50%	6/15/2047	41	51,941
LifePoint Health, Inc.†	4.375%	2/15/2027	5,710	5,695,725
LifePoint Health, Inc.†	6.75%	4/15/2025	2,337	2,529,802
MEDNAX, Inc.†	6.25%	1/15/2027	7,831	8,310,805
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	1,297	1,494,005
Quest Diagnostics, Inc.	2.80%	6/30/2031	5,224	5,650,292
Radiology Partners, Inc.†	9.25%	2/1/2028	4,152	4,421,880
Select Medical Corp.†	6.25%	8/15/2026	3,851	4,142,944
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	3,684	3,998,245
Tenet Healthcare Corp.†	4.875%	1/1/2026	4,000	4,164,960
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,883	1,979,777
Total				110,967,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Household Equipment/Products 0.05%

Newell Brands, Inc.	5.875%	4/1/2036		$1,886	$2,131,519

Insurance 0.24%

Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		8,180	10,307,392

Leisure 0.31%

Carnival Corp.†	11.50%	4/1/2023		5,591	6,245,119
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		2,342	2,717,590
Viking Cruises Ltd.†	13.00%	5/15/2025		3,540	3,938,250
Total					12,900,959

Lodging 0.25%

Boyd Gaming Corp.	4.75%	12/1/2027		2,038	2,034,556
Boyd Gaming Corp.	6.00%	8/15/2026		2,445	2,572,898
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		5,811	5,997,998
Total					10,605,452

Machinery: Agricultural 1.02%

BAT Capital Corp.	4.70%	4/2/2027		3,153	3,657,724
BAT Capital Corp.	4.906%	4/2/2030		17,877	21,289,709
Cargill, Inc.†	2.125%	4/23/2030		7,483	7,850,815
MHP Lux SA (Luxembourg)†(e)	6.25%	9/19/2029		7,870	7,711,183
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026		2,460	2,551,389
Total					43,060,820

Machinery: Industrial/Specialty 0.74%

IDEX Corp.	3.00%	5/1/2030		4,944	5,422,668
Kennametal, Inc.	4.625%	6/15/2028		3,687	4,012,799
nVent Finance Sarl (Luxembourg)(e)	4.55%	4/15/2028		13,974	15,020,607
Vertical Midco GmbH†(a)	4.375%	7/15/2027	EUR	1,744	2,138,944
Vertical US Newco, Inc.†	5.25%	7/15/2027		$4,654	4,857,612
Total					31,452,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.14%

Carlisle Cos., Inc.	2.75%	3/1/2030	$5,539	$5,873,976

Media 1.61%

AMC Networks, Inc.	4.75%	8/1/2025	7,977	8,268,200
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,900	2,043,640
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	3,839	4,063,581
Cox Communications, Inc.†	8.375%	3/1/2039	11,333	18,660,860
CSC Holdings LLC†	5.50%	4/15/2027	3,800	4,056,348
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026	5,154	4,032,567
DISH DBS Corp.	7.75%	7/1/2026	5,810	6,659,800
Globo Comunicacao e Participacoes SA (Brazil)†(e)	4.875%	1/22/2030	6,120	6,049,681
Scripps Escrow, Inc.†	5.875%	7/15/2027	3,962	3,966,952
Time Warner Cable LLC	7.30%	7/1/2038	2,682	3,817,567
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078	6,345,005
Total				67,964,201

Metals & Minerals: Miscellaneous 1.57%

Anglo American Capital plc (United Kingdom)†(e)	4.00%	9/11/2027	10,010	11,031,942
Anglo American Capital plc (United Kingdom)†(e)	4.75%	4/10/2027	10,543	12,121,734
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	3,925	3,982,352
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.50%	9/15/2027	3,962	4,285,656
Freeport-McMoRan, Inc.	4.125%	3/1/2028	4,247	4,448,032
Freeport-McMoRan, Inc.	4.25%	3/1/2030	3,995	4,200,982
Glencore Funding LLC†	4.875%	3/12/2029	14,833	17,515,638
Hecla Mining Co.	7.25%	2/15/2028	2,712	2,993,370
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	1,969	2,258,731
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(e)	4.10%	4/11/2023	3,200	3,367,343
Total				66,205,780

Natural Gas 0.88%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	7,932	9,920,193
National Fuel Gas Co.	5.50%	1/15/2026	7,186	7,873,748
NiSource, Inc.	3.49%	5/15/2027	16,964	19,182,780
Total				36,976,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 3.08%

Afren plc (United Kingdom)†(e)(g)	10.25%	4/8/2019	$2,537	$64,698
Apache Corp.	4.375%	10/15/2028	2,230	2,218,761
Apache Corp.	4.625%	11/15/2025	2,966	3,040,150
Cenovus Energy, Inc. (Canada)(e)	5.40%	6/15/2047	4,720	4,222,605
Citgo Holding, Inc.†	9.25%	8/1/2024	4,072	4,031,280
CITGO Petroleum Corp.†	7.00%	6/15/2025	4,000	4,027,500
Continental Resources, Inc.	3.80%	6/1/2024	4,298	4,248,702
Diamondback Energy, Inc.	3.50%	12/1/2029	4,785	4,875,296
Diamondback Energy, Inc.	4.75%	5/31/2025	1,914	2,102,350
Empresa Nacional del Petroleo (Chile)†(e)	3.75%	8/5/2026	4,700	5,038,580
EQT Corp.	7.875%	2/1/2025	3,849	4,423,752
Equinor ASA (Norway)(e)	1.75%	1/22/2026	2,333	2,445,659
Equinor ASA (Norway)(e)	7.15%	11/15/2025	4,060	5,243,887
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(e)	4.95%	2/6/2028	1,300	1,476,345
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	4,412	4,162,545
Laredo Petroleum, Inc.	9.50%	1/15/2025	7,227	5,178,290
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	3,798	3,779,409
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	3,488	3,345,934
Murphy Oil Corp.	5.875%	12/1/2027	4,249	4,085,668
Occidental Petroleum Corp.	3.50%	8/15/2029	2,850	2,455,560
Occidental Petroleum Corp.	7.875%	9/15/2031	2,392	2,569,905
OGX Austria GmbH (Brazil)†(e)(g)	8.50%	6/1/2018	1,730	35
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	2,570	2,664,769
PDC Energy, Inc.	5.75%	5/15/2026	4,947	5,076,240
Pertamina Persero PT (Indonesia)†(e)	4.15%	2/25/2060	1,300	1,312,965
Pertamina Persero PT (Indonesia)†(e)	4.70%	7/30/2049	800	880,000
Pertamina Persero PT (Indonesia)†(e)	5.625%	5/20/2043	1,500	1,815,000
Petroleos Mexicanos (Mexico)(e)	4.50%	1/23/2026	6,372	5,969,672
Petroleos Mexicanos (Mexico)(e)	5.35%	2/12/2028	18,010	16,411,612
Range Resources Corp.†	9.25%	2/1/2026	4,236	4,467,794
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	2.875%	4/16/2024	6,400	6,733,441
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,704,263
SM Energy Co.	6.75%	9/15/2026	3,462	1,708,705
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	3.25%	8/15/2030	2,900	2,992,713
WPX Energy, Inc.	5.25%	9/15/2024	3,693	3,776,517
YPF SA (Argentina)†(e)	8.50%	7/28/2025	1,787	1,446,130
Total				129,996,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.48%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%	11/2/2047	$2,240	$2,741,648
AI Candelaria Spain SLU (Spain)†(e)	7.50%	12/15/2028	250	275,268
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02% )#	1/22/2078	5,349	3,794,019
Cheniere Corpus Christi Holdings LLC†	3.70%	11/15/2029	2,461	2,599,478
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	5,500	6,617,180
Western Midstream Operating LP	5.05%	2/1/2030	4,254	4,366,880
Total				20,394,473

Oil: Integrated Domestic 0.25%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	9,547	10,405,503

Paper & Forest Products 0.10%

Fibria Overseas Finance Ltd. (Brazil)(e)	4.00%	1/14/2025	3,850	4,066,158

Real Estate Investment Trusts 1.99%

Country Garden Holdings Co. Ltd. (China)(e)	4.75%	1/17/2023	1,483	1,528,417
Country Garden Holdings Co. Ltd. (China)(e)	4.75%	9/28/2023	6,712	6,892,319
EPR Properties	4.95%	4/15/2028	6,790	6,587,872
Equinix, Inc.	2.625%	11/18/2024	5,956	6,385,606
ESH Hospitality, Inc.†	4.625%	10/1/2027	4,276	4,281,259
Healthcare Realty Trust, Inc.	2.40%	3/15/2030	2,837	2,857,944
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	5,785	6,117,016
Kaisa Group Holdings Ltd. (China)(e)	9.375%	6/30/2024	2,200	2,136,750
Kaisa Group Holdings Ltd. (China)†(e)	11.95%	10/22/2022	2,460	2,634,598
Longfor Group Holdings Ltd. (China)(e)	4.50%	1/16/2028	6,895	7,612,494
Sunac China Holdings Ltd. (China)(e)	7.875%	2/15/2022	5,800	5,988,463
VEREIT Operating Partnership LP	4.875%	6/1/2026	15,872	17,723,891
WEA Finance LLC†	2.875%	1/15/2027	8,254	8,223,862
Yuzhou Group Holdings Co. Ltd. (China)(e)	6.00%	10/25/2023	1,700	1,703,188
Zhenro Properties Group Ltd. (China)(e)	8.65%	1/21/2023	3,200	3,334,000
Total				84,007,679

Retail 0.80%

AutoNation, Inc.	4.75%	6/1/2030	740	868,268
Gap, Inc. (The)†	8.625%	5/15/2025	7,569	8,467,062
IRB Holding Corp.†	7.00%	6/15/2025	3,974	4,249,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Lithia Motors, Inc.†	4.625%	12/15/2027	$1,813	$1,917,247
PetSmart, Inc.†	5.875%	6/1/2025	5,859	6,042,094
Rite Aid Corp.†	8.00%	11/15/2026	3,368	3,426,940
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025	4,120	4,189,113
Walgreens Boots Alliance, Inc.	3.20%	4/15/2030	4,388	4,657,049
Total				33,817,072

Steel 0.10%

GUSAP III LP†	4.25%	1/21/2030	4,000	4,201,240

Technology 1.64%

Alibaba Group Holding Ltd.(China)(e)	3.40%	12/6/2027	5,524	6,254,163
Baidu, Inc. (China)(e)	3.50%	11/28/2022	3,350	3,526,378
GrubHub Holdings, Inc.†	5.50%	7/1/2027	6,085	6,374,037
JD.com, Inc. (China)(e)	3.375%	1/14/2030	10,030	10,982,414
Match Group Holdings II LLC†	5.00%	12/15/2027	1,980	2,118,224
Match Group Holdings II LLC†	5.625%	2/15/2029	1,858	2,055,059
Netflix, Inc.†	4.875%	6/15/2030	3,591	4,168,253
Netflix, Inc.	6.375%	5/15/2029	5,169	6,558,169
Prosus NV (Netherlands)†(e)	3.68%	1/21/2030	1,490	1,623,245
Prosus NV (Netherlands)†(e)	5.50%	7/21/2025	5,300	6,129,530
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028	13,960	15,552,979
Uber Technologies, Inc.†	8.00%	11/1/2026	3,839	4,071,605
Total				69,414,056

Telecommunications 1.12%

AT&T, Inc.	4.30%	2/15/2030	3,268	3,907,184
AT&T, Inc.	6.25%	3/29/2041	8,647	11,975,757
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%	10/1/2026	6,098	6,305,637
Consolidated Communications, Inc.	6.50%	10/1/2022	4,282	4,199,036
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	2,025,394
Sprint Capital Corp.	6.875%	11/15/2028	5,014	6,423,511
T-Mobile USA, Inc.†	3.75%	4/15/2027	7,600	8,602,516
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	4,063	4,022,593
Total				47,461,628

Toys 0.10%

Mattel, Inc.†	6.75%	12/31/2025	3,948	4,193,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.49%

Autoridad del Canal de Panama (Panama)†(e)	4.95%	7/29/2035	$200	$246,859
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	2,885	3,163,621
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%	5/2/2023	1,500	1,599,848
Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027	6,714	7,108,447
XPO Logistics, Inc.†	6.25%	5/1/2025	7,830	8,373,206
Total				20,491,981

Utilities 0.23%

Aegea Finance Sarl (Luxembourg)†(e)	5.75%	10/10/2024	3,936	4,122,586
Essential Utilities, Inc.	3.566%	5/1/2029	4,937	5,627,651
Total				9,750,237
Total Corporate Bonds (cost $1,773,908,732)				1,864,496,768

FLOATING RATE LOAN(h) 0.05%

Transportation: Miscellaneous

Gruden Acquisition, Inc. 2nd Lien Term Loan (cost $2,242,159)	9.50%(3 Mo. LIBOR + 8.50%)	8/18/2023	2,238	2,047,770

FOREIGN GOVERNMENT OBLIGATIONS 2.09%

Bermuda 0.30%

Bermuda Government International Bond†	2.375%	8/20/2030	12,480	12,760,800

Egypt 0.33%

Republic of Egypt†(e)	4.55%	11/20/2023	635	640,563
Republic of Egypt†(e)	6.125%	1/31/2022	1,065	1,097,349
Republic of Egypt†(e)	6.588%	2/21/2028	3,800	3,857,874
Republic of Egypt†(e)	7.60%	3/1/2029	6,500	6,854,380
Republic of Egypt†(e)	7.903%	2/21/2048	1,560	1,520,017
Total				13,970,183

Ghana 0.21%

Republic of Ghana†(e)	6.375%	2/11/2027	9,500	8,981,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Indonesia 0.26%

Republic of Indonesia(e)	3.40%	9/18/2029	$10,000	$11,031,050

Latvia 0.05%

Republic of Latvia†(e)	5.25%	6/16/2021	2,047	2,125,005

Nigeria 0.30%

Republic of Nigeria†(e)	6.375%	7/12/2023	3,720	3,868,744
Republic of Nigeria†(e)	7.143%	2/23/2030	8,475	8,585,345
Total				12,454,089

Peru 0.07%

Peruvian Government International Bond(e)	2.392%	1/23/2026	2,700	2,843,100

Qatar 0.22%

State of Qatar†(e)	3.25%	6/2/2026	5,701	6,306,082
State of Qatar†(e)	5.103%	4/23/2048	2,100	2,981,374
Total				9,287,456

Romania 0.01%

Republic of Romania†(e)	6.125%	1/22/2044	320	424,794

Turkey 0.29%

Republic of Turkey(e)	4.25%	4/14/2026	5,200	4,738,620
Republic of Turkey(e)	5.25%	3/13/2030	2,532	2,292,498
Republic of Turkey(e)	5.75%	3/22/2024	2,625	2,594,650
Turkiye Ihracat Kredi Bankasi AS†(e)	8.25%	1/24/2024	2,650	2,704,632
Total				12,330,400

Ukraine 0.05%

Ukraine Government International Bond†(e)	7.75%	9/1/2024	1,952	2,073,840
Total Foreign Government Obligations (cost $85,608,927)				88,282,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.19%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.198%	#(i)	2/25/2032	$16,830	$2,053,803
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(i)	2/16/2049	4,850	5,103,766
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(i)	2/16/2053	966	1,014,376
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,011,570)					8,171,945

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.89%

Federal Home Loan Mortgage Corp.	4.00%		10/1/2049	9,116	10,388,217
Federal National Mortgage Assoc.(j)	2.50%		TBA	58,018	61,070,744
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	70,609	76,248,434
Federal National Mortgage Assoc.(j)	3.50%		TBA	339,900	358,514,838
Federal National Mortgage Assoc.	4.00%		1/1/2048	11,217	12,782,176
Federal National Mortgage Assoc.(j)	4.00%		TBA	460,223	490,497,049
Total Government Sponsored Enterprises Pass-Throughs (cost $1,003,676,078)					1,009,501,458

MUNICIPAL BONDS 0.78%

Miscellaneous

California	7.30%		10/1/2039	1,495	2,486,634
California	7.625%		3/1/2040	2,235	3,906,713
California Health Facilities Financing Authority	3.034%		6/1/2034	2,215	2,344,024
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	4,092	4,343,003
Massachusetts School Building Authority	3.395%		10/15/2040	5,675	6,110,613
Michigan Finance Authority	3.084%		12/1/2034	5,935	6,591,945
Permanent University Fund - Texas A&M University System	3.66%		7/1/2047	4,310	4,724,277
University of California Bond of Regents	3.006%		5/15/2050	2,380	2,527,631
Total Municipal Bonds (cost $30,718,019)					33,034,840

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.00%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(i)	12/25/2059	2,088	2,119,472
Angel Oak Mortgage Trust I LLC 2019-4 A1†	2.993	%#(i)	7/26/2049	5,787	5,876,704
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.112%(1 Mo. LIBOR + .95%	)#	6/15/2035	3,567	3,402,009
BBCMS Mortgage Trust 2019-BWAY A†	1.118%(1 Mo. LIBOR + .96%	)#	11/25/2034	4,168	4,066,496
BBCMS Mortgage Trust 2019-BWAY B†	1.472%(1 Mo. LIBOR + 1.31%	)#	11/25/2034	1,832	1,765,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2018-GW A†	0.962%(1 Mo. LIBOR + .80%	)#	5/15/2035	$9,610	$9,264,444
BX Trust 2019-OC11 A†	3.202%		12/9/2041	7,941	8,451,873
CF Trust 2019-BOSS A1†	3.412%(1 Mo. LIBOR + 3.25%	)#	12/15/2021	4,660	4,296,756	(b)
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.33	%#(i)	10/10/2047	50,626	436,725
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	5,371,978
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.135	%#(i)	8/10/2047	3,663	111,618
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.863	%#(i)	8/10/2047	12,450	8,527,707
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.454	%#(i)	2/10/2048	10,552	6,625,295
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29	%#(i)	7/10/2050	3,400	3,792,782
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.53	%#(i)	7/10/2050	1,570	1,664,362
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.53	%#(i)	7/10/2050	2,684	2,545,923
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.53	%#(i)	7/10/2050	7,822	6,003,450
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	1,922	2,094,979
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	1,847,369
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(i)	2/25/2050	4,776	4,856,876
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.70%		4/25/2065	10,100	10,124,936
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.533	%#(i)	11/15/2049	4,890	2,880,008
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	4,507	4,971,993
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	3,895	3,753,417
DBWF Mortgage Trust 2018-GLKS A†	1.191%(1 Mo. LIBOR + 1.03%	)#	12/19/2030	6,411	6,213,606
Deephaven Residential Mortgage Trust 2019-3A A1†	2.964	%#(i)	7/25/2059	6,079	6,186,798
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791	%#(i)	10/25/2059	3,998	4,065,412
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(i)	1/25/2060	2,948	2,984,224
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	2,340	2,385,526
Great Wolf Trust 2019-WOLF A†	1.196%(1 Mo. LIBOR + 1.03%	)#	12/15/2036	12,751	12,313,295
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.112%(1 Mo. LIBOR + .95%	)#	7/15/2035	4,372	4,170,441
GS Mortgage Securities Trust 2014-GC26 C	4.662	%#(i)	11/10/2047	135	123,068
GS Mortgage Securities Trust 2015-GC32 C	4.569	%#(i)	7/10/2048	1,230	1,203,224
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.723	%#(i)	8/5/2034	19,156	512,806
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	3,459,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(i)	8/5/2034	$3,741	$1,922,470
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.665	%#(i)	8/5/2034	22,024	209,448
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.901	%#(i)	4/15/2047	2,832	48,622
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.439	%#(i)	4/15/2047	1,595	18,568
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.411	%#(i)	7/15/2048	2,500	2,444,717
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.162%(1 Mo. LIBOR + 1.00%	)#	6/15/2032	8,013	7,651,989
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.462%(1 Mo. LIBOR + 1.30%	)#	6/15/2032	6,336	5,968,501
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02%(1 Mo. LIBOR + 1.02%	)#	11/15/2035	3,436	3,304,426
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.107%(1 Mo. LIBOR + .95%	)#	7/5/2033	2,393	2,357,948
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.407%(1 Mo. LIBOR + 1.25%	)#	7/5/2033	7,410	7,264,543
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,314,297
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	2,979,974
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	551	376,957
New Residential Mortgage Loan Trust 2019-NQM3 A1†	2.802	%#(i)	7/25/2049	5,208	5,292,115
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(i)	1/26/2060	1,927	1,972,981
PFP Ltd. 2019-6 A†	1.208%(1 Mo. LIBOR + 1.05%	)#	4/14/2037	4,767	4,635,421
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	3,638	3,729,208
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(i)	2/25/2024	1,352	1,373,067
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(i)	9/25/2042	165	165,961
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872	%#(i)	1/5/2043	695	742,792
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(i)	1/5/2043	450	424,203
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(i)	2/25/2050	2,946	2,997,181
Starwood Mortgage Residential Trust 2020-3 A1†	1.486	%#(i)	4/25/2065	12,555	12,579,347
UBS-BAMLL Trust 2012-WRM E†	4.379	%#(i)	6/10/2030	3,905	1,396,666
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	6,834	6,981,578
Vista Point Securitization Trust 2020-2 A1†	1.475	%#(i)	4/25/2065	7,009	7,038,554
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.411	%#(i)	7/15/2046	5,195	1,739,830
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.238	%#(i)	5/15/2048	7,460	6,272,364
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(i)	7/15/2048	2,642	2,459,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.136	%#(i)	1/15/2059	$2,748	$2,116,341
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(i)	11/15/2050	3,197	3,557,519
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.118	%#(i)	5/15/2047	8,502	231,522
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.733	%#(i)	5/15/2047	2,205	45,591
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.712	%#(i)	10/15/2057	59,381	1,133,862
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(i)	10/15/2057	100,000	1,067,010
Total Non-Agency Commercial Mortgage-Backed Securities (cost $269,740,553)					253,284,845

U.S. TREASURY OBLIGATIONS 26.86%

U.S. Treasury Bill	Zero Coupon		11/12/2020	393,538	393,471,099
U.S. Treasury Bond	1.25%		5/15/2050	32,429	30,592,201
U.S. Treasury Bond	1.375%		8/15/2050	70,179	68,347,767
U.S. Treasury Bond	2.375%		11/15/2049	10,480	12,734,838
U.S. Treasury Bond	2.75%		11/15/2047	73,145	94,508,483
U.S. Treasury Bond	3.625%		8/15/2043	54,109	78,405,209
U.S. Treasury Inflation Indexed Note(k)	0.125%		4/15/2025	42,649	45,839,761
U.S. Treasury Note	0.125%		7/31/2022	172,688	172,640,780
U.S. Treasury Note	0.125%		8/15/2023	55,441	55,399,852
U.S. Treasury Note	0.25%		7/31/2025	4,871	4,867,385
U.S. Treasury Note	0.625%		8/15/2030	4,076	4,042,564
U.S. Treasury Note	2.50%		1/31/2021	172,387	174,057,466
Total U.S. Treasury Obligations (cost $1,100,682,653)					1,134,907,405
Total Long-Term Investments (cost $4,901,209,973)					5,019,224,957

SHORT-TERM INVESTMENTS 2.53%

REPURCHASE AGREEMENTS
Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $40,348,900 of U.S. Treasury Note at 2.625% due 2/28/2023; value: $42,839,194; proceeds: $41,999,136				41,999	41,999,136
Repurchase Agreement dated 8/31/2020, 0.06% due 9/1/2020 with JPMorgan Chase & Co. collateralized by $60,754,000 of U.S. Treasury Note at 2.25% due 11/15/2024; value: $66,439,266; proceeds: $65,000,108				65,000	65,000,000
Total Short-Term Investments (cost $106,999,136)					106,999,136
Total Investments in Securities 121.33% (cost $5,008,209,109)					5,126,224,093
Liabilities in Excess of Foreign Cash and Other Assets(l) (21.33%)					(901,076,864)
Net Assets 100.00%					$4,225,147,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

CAD	Canadian dollar.
EUR	Euro.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $1,439,041,125, which represents 34.06% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Securities purchased on a when-issued basis.
(d)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2020.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at August 31, 2020(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$32,085,000	$(33,940,378)	$94,566	$(1,949,944)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(1,949,944).
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

Open Forward Foreign Currency Exchange Contracts at August 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Toronto Dominion Bank	9/15/2020	4,030,000	$2,963,706	$3,089,797	$(126,091)
Euro	Sell	Morgan Stanley	9/4/2020	1,744,000	1,965,026	2,081,287	(116,261)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(242,352)

Open Futures Contracts at August 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2020	877	Long	$110,325,346	$110,529,406	$204,060
U.S. Long Bond	December 2020	1,285	Long	224,606,268	225,798,594	1,192,326
Ultra Long U.S. Treasury Bond	December 2020	234	Long	51,105,850	51,692,063	586,213
Total Unrealized Appreciation on Open Futures Contracts						$1,982,599

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	December 2020	1,401	Short	$(222,370,685)	$(223,371,938)	$(1,001,253)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$326,624,297	$4,292,802	$330,917,099
Remaining Industries	—	294,580,525	—	294,580,525
Corporate Bonds	—	1,864,496,768	—	1,864,496,768
Floating Rate Loan	—	2,047,770	—	2,047,770
Foreign Government Obligations	—	88,282,302	—	88,282,302
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	8,171,945	—	8,171,945
Government Sponsored Enterprises Pass-Throughs	—	1,009,501,458	—	1,009,501,458
Municipal Bonds	—	33,034,840	—	33,034,840
Non-Agency Commercial Mortgage-Backed Securities	—	248,988,089	4,296,756	253,284,845
U.S. Treasury Obligations	—	1,134,907,405	—	1,134,907,405
Short-Term Investments
Repurchase Agreements	—	106,999,136	—	106,999,136
Total	$—	$5,117,634,535	$8,589,558	$5,126,224,093
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(1,949,944)	—	(1,949,944)
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(242,352)	—	(242,352)
Futures Contracts
Assets	1,982,599	—	—	1,982,599
Liabilities	(1,001,253)	—	—	(1,001,253)
Total	$981,346	$(2,192,296)	$—	$(1,210,950)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND August 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2019	$13,524,444	$4,666,375
Accrued Discounts (Premiums)	614	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(61,693)	(369,619)
Purchases	—	—
Sales	—	—
Transfers into Level 3	2,392,802	—
Transfers out of Level 3	(11,563,365)	—
Balance as of August 31, 2020	$4,292,802	$4,296,756
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$(61,693)	$(369,619)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 71.66%

ASSET-BACKED SECURITIES 16.03%

Automobiles 11.51%

ACC Trust 2019-1 A†	3.75%	5/20/2022	$4,259	$4,289,941
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	16,486	16,570,028
American Credit Acceptance Receivables Trust 2018-1 C†	3.55%	4/10/2024	654	655,822
American Credit Acceptance Receivables Trust 2019-1 B†	3.32%	4/12/2023	9,106	9,156,030
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%	12/13/2023	14,985	15,091,029
American Credit Acceptance Receivables Trust 2020-3 A†	0.62%	10/13/2023	46,116	46,121,174
AmeriCredit Automobile Receivables Trust 2016-3 C	2.24%	4/8/2022	1,069	1,071,852
AmeriCredit Automobile Receivables Trust 2016-3 D	2.71%	9/8/2022	6,489	6,564,650
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	1,043	1,044,994
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	5,866	5,883,351
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.412%(1 Mo. LIBOR + .26%) #	6/20/2022	4,619	4,620,305
AmeriCredit Automobile Receivables Trust 2019-3 A2A	2.17%	1/18/2023	20,054	20,212,462
AmeriCredit Automobile Receivables Trust 2020-2 A2A	0.60%	12/18/2023	18,904	18,926,360
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	12,188	12,329,109
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	172	171,952
BMW Vehicle Lease Trust 2018-1 A3	3.26%	7/20/2021	14,094	14,171,615
BMW Vehicle Lease Trust 2019-1 A3	2.84%	11/22/2021	20,764	20,919,554
California Republic Auto Receivables Trust 2017-1 A4	2.28%	6/15/2022	3,087	3,096,452
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	3,683	3,692,827
Capital Auto Receivables Asset Trust 2018-1 A4†	2.93%	6/20/2022	13,907	14,083,110
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	6,777	6,818,738
Capital Auto Receivables Asset Trust 2018-2 B†	3.48%	10/20/2023	5,648	5,733,451
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	4,551	4,651,941
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%	9/15/2022	60,027	60,390,889
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%	6/15/2023	50,951	51,317,667
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	13,994	14,036,991
CarMax Auto Owner Trust 2017-2 A3	1.93%	3/15/2022	1,891	1,895,545
CarMax Auto Owner Trust 2018-3 A3	3.13%	6/15/2023	13,673	13,972,515
CarMax Auto Owner Trust 2019-1 A3	3.05%	3/15/2024	14,644	15,065,131
CarMax Auto Owner Trust 2019-2 A3	2.68%	3/15/2024	45,490	46,901,482
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	5,680	5,828,371
Carvana Auto Receivables Trust 2019-3A A2†	2.42%	4/15/2022	14,600	14,632,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	$697	$699,649
Chesapeake Funding II LLC 2017-2A A2†	0.612%(1 Mo. LIBOR + .45%) #	5/15/2029	380	380,176
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	317	318,365
Chesapeake Funding II LLC 2017-3A A2†	0.502%(1 Mo. LIBOR + .34%) #	8/15/2029	4,665	4,662,259
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	12,589	12,665,186
Chesapeake Funding II LLC 2017-4A A2†	0.472%(1 Mo. LIBOR + .31%) #	11/15/2029	2,339	2,341,364
Chesapeake Funding II LLC 2018-3A A2†	0.642%(1 Mo. LIBOR + .48%) #	1/15/2031	50,596	50,052,202
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	162	162,648
CPS Auto Receivables Trust 2019-A†	3.18%	6/15/2022	1,564	1,565,385
CPS Auto Trust 2017-A C†	3.31%	12/15/2022	1,767	1,769,377
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	884	885,505
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	4,362	4,388,509
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4,668	4,750,664
Drive Auto Receivables Trust 2017-3 D†	3.53%	12/15/2023	3,966	4,020,222
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	11,541	11,687,721
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	2,111	2,122,637
Drive Auto Receivables Trust 2018-2 C	3.63%	8/15/2024	6,174	6,208,424
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	4,580	4,621,174
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	13,555	13,727,975
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	1,390	1,453,411
Drive Auto Receivables Trust 2018-5 B	3.68%	7/15/2023	26,769	26,902,423
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	885	885,309
Drive Auto Receivables Trust 2019-3 C	2.90%	8/15/2025	5,000	5,163,897
Drive Auto Receivables Trust 2019-4 A2A	2.32%	6/15/2022	14,905	14,933,132
Drive Auto Receivables Trust 2019-4 A3	2.16%	5/15/2023	44,367	44,724,447
Drive Auto Receivables Trust 2019-4 B	2.23%	1/16/2024	53,208	54,033,128
Drive Auto Receivables Trust 2020-2 A2A	0.85%	7/17/2023	62,889	63,006,414
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%	5/20/2023	13,222	13,384,104
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	3,505	3,525,465
Exeter Automobile Receivables Trust 2016-3A C†	4.22%	6/15/2022	1,589	1,601,459
Exeter Automobile Receivables Trust 2017-1A C†	3.95%	12/15/2022	506	510,710
Exeter Automobile Receivables Trust 2019-3A A†	2.59%	9/15/2022	16,575	16,631,880
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	20,534	20,596,837
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	6,790	6,816,301
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	794	795,116
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	19,752	20,025,667
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	31,573	32,004,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2018-2 A†	2.97%	10/17/2022	$3,690	$3,707,563
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	7,439	7,494,136
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	11,647	11,745,691
Ford Credit Auto Lease Trust 2019-A A3	2.90%	5/15/2022	55,379	55,959,372
Ford Credit Auto Lease Trust 2020-A A2	1.80%	7/15/2022	22,260	22,437,252
Ford Credit Auto Lease Trust 2020-B A2A	0.50%	12/15/2022	43,095	43,164,762
Ford Credit Auto Owner Trust 2017-1 A†	2.62%	8/15/2028	20,898	21,530,319
Ford Credit Auto Owner Trust 2018-B A3	3.24%	4/15/2023	19,013	19,420,880
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	9,323	9,362,408
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	84,834	84,999,121
Ford Credit Auto Owner Trust REV1 2016-1 A†	2.31%	8/15/2027	22,256	22,428,480
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	904	906,407
Foursight Capital Automobile Receivables Trust 2020-1 A2†	1.97%	9/15/2023	18,245	18,422,770
GLS Auto Receivables Issuer Trust 2020-3A A†	0.69%	10/16/2023	30,248	30,252,392
GM Financial Automobile Leasing Trust 2019-1 A3	2.98%	12/20/2021	18,778	18,928,017
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	5,427	5,435,852
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	16,101	16,266,747
GM Financial Automobile Leasing Trust 2019-3 A2A	2.09%	10/20/2021	50,409	50,621,172
GM Financial Automobile Leasing Trust 2020-1 A2A	1.67%	4/20/2022	1,565	1,574,782
GM Financial Automobile Leasing Trust 2020-2 A2A	0.71%	10/20/2022	28,667	28,769,370
GM Financial Consumer Automobile Receivables Trust 2017-3A A3†	1.97%	5/16/2022	9,398	9,433,995
GM Financial Consumer Automobile Receivables Trust 2017-3A A4†	2.13%	3/16/2023	4,797	4,861,986
GM Financial Consumer Automobile Receivables Trust 2019-2 A3	2.65%	2/16/2024	48,043	49,185,856
GM Financial Consumer Automobile Receivables Trust 2020-1 A2	1.83%	1/17/2023	15,623	15,731,577
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%	9/20/2021	1,473	1,476,541
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	28,225	28,313,231
Hyundai Auto Lease Securitization Trust 2019-B A2†	2.08%	12/15/2021	20,873	20,982,753
Hyundai Auto Receivables Trust 2017-B A3	1.77%	1/18/2022	10,432	10,466,954
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	3,773	3,798,134
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	8,600	8,671,987
Mercedes-Benz Auto Receivables Trust 2020-1 A2	0.46%	3/15/2023	55,266	55,328,042
Nissan Auto Lease Trust 2019-B A2A	2.27%	10/15/2021	28,525	28,676,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Nissan Auto Receivables Owner Trust 2019-A A2A	2.82%	1/18/2022	$1,511	$1,515,449
Nissan Auto Receivables Owner Trust 2019-A A3	2.90%	10/16/2023	36,527	37,491,722
Prestige Auto Receivables Trust 2019-1A A2†	2.44%	7/15/2022	10,821	10,861,690
Prestige Auto Receivables Trust 2019-1A A3†	2.45%	5/15/2023	29,320	29,707,411
Santander Consumer Auto Receivables Trust 2020-BA A3†	0.46%	8/15/2024	27,276	27,296,452
Santander Drive Auto Receivables Trust 2016-2 D	3.39%	4/15/2022	3,798	3,817,429
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	13,300	13,379,337
Santander Drive Auto Receivables Trust 2016-3 D	2.80%	8/15/2022	11,705	11,792,121
Santander Drive Auto Receivables Trust 2018-2 C	3.35%	7/17/2023	38,282	38,747,999
Santander Drive Auto Receivables Trust 2018-3 C	3.51%	8/15/2023	39,113	39,623,118
Santander Drive Auto Receivables Trust 2018-4 B	3.27%	1/17/2023	7,788	7,799,517
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	2,907	2,913,192
Santander Drive Auto Receivables Trust 2020-2 A2A	0.62%	5/15/2023	26,863	26,887,392
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	8,474	8,554,064
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	58	58,179
Tesla Auto Lease Trust 2018-B A†	3.71%	8/20/2021	6,608	6,681,085
Tesla Auto Lease Trust 2020-A A2†	0.55%	5/22/2023	16,800	16,826,650
Toyota Auto Receivables Owner Trust 2018-D A3	3.18%	3/15/2023	12,573	12,842,548
Toyota Auto Receivables Owner Trust 2019-A A3	2.91%	7/17/2023	17,605	18,045,276
Toyota Auto Receivables Owner Trust 2020-C A2	0.36%	2/15/2023	52,548	52,565,026
USAA Auto Owner Trust 2019-1 A2	2.26%	2/15/2022	12,509	12,543,786
Volkswagen Auto Loan Enhanced Trust 2018-2 A3	3.25%	4/20/2023	18,306	18,707,080
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%	12/20/2022	54,471	54,659,802
Westlake Automobile Receivables Trust 2018-1A C†	2.92%	5/15/2023	393	393,657
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	7,608	7,661,614
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	19,444	19,513,196
Westlake Automobile Receivables Trust 2019-1A A2A†	3.06%	5/16/2022	12,699	12,748,103
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	21,899	22,067,116
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	63,053	63,625,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	$113,522	$114,038,888
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	1,497	1,506,229
World Omni Auto Receivables Trust 2019-B A3	2.59%	7/15/2024	9,361	9,603,175
World Omni Automobile Lease Securitization Trust 2018-B A3	3.19%	12/15/2021	25,574	25,843,330
World Omni Automobile Lease Securitization Trust 2019-A A3	2.94%	5/16/2022	20,057	20,430,433
World Omni Select Auto Trust 2018-1A A3†	3.46%	3/15/2023	26,273	26,492,178
Total				2,401,536,159

Credit Cards 2.63%

American Express Credit Account Master Trust 2017-2 A	0.612%(1 Mo. LIBOR + .45%) #	9/16/2024	4,415	4,437,390
American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	9,000	9,359,665
BA Credit Card Trust 2018-A3	3.10%	12/15/2023	30,475	31,229,683
Barclays Dryrock Issuance Trust 2018-1 A	0.492%(1 Mo. LIBOR + .33%) #	7/15/2024	8,533	8,547,515
Capital One Multi-Asset Execution Trust 2016-A7	0.672%(1 Mo. LIBOR + .51%) #	9/16/2024	13,141	13,216,999
Capital One Multi-Asset Execution Trust 2019-A1	2.84%	12/15/2024	10,500	10,889,275
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	9,819	9,919,765
Discover Card Execution Note Trust 2018-A4	3.11%	1/16/2024	11,380	11,664,821
Discover Card Execution Note Trust 2018-A5	3.32%	3/15/2024	13,370	13,801,433
Discover Card Execution Note Trust 2019-A1	3.04%	7/15/2024	13,936	14,459,327
Discover Card Execution Note Trust 2019-A2 A	0.432%(1 Mo. LIBOR + .27%) #	12/15/2023	5,339	5,354,660
First National Master Note Trust 2017-2 A	0.602%(1 Mo. LIBOR + .44%) #	10/16/2023	3,500	3,499,970
First National Master Note Trust 2018-1 A	0.622%(1 Mo. LIBOR + .46%) #	10/15/2024	32,938	32,886,808
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	28,656	28,895,994
Golden Credit Card Trust 2019-1A A†	0.612%(1 Mo. LIBOR + .45%) #	12/15/2022	49,831	49,928,768
Master Credit Card Trust 2019-1A A†	0.651%(1 Mo. LIBOR + .48%) #	7/21/2022	34,629	34,662,379
Synchrony Credit Card Master Note Trust 2015-4 A	2.38%	9/15/2023	26,086	26,103,843
Synchrony Credit Card Master Note Trust 2018-1 C	3.36%	3/15/2024	15,400	15,493,946
Trillium Credit Card Trust II 2019-2A A†	3.038%	1/26/2024	55,368	55,927,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	$136,766	$137,014,312
World Financial Network Credit Card Master Trust 2018-A	3.07%	12/16/2024	30,616	30,956,318
Total				548,249,955

Other 1.89%

Ally Master Owner Trust 2018-2 A	3.29%	5/15/2023	15,340	15,685,274
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	6,785	6,933,519
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%	6/20/2024	17,054	17,367,899
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	1,535	1,540,064
BMW Floorplan Master Owner Trust 2018-1 A1†	3.15%	5/15/2023	17,792	18,130,158
CCG Receivables Trust 2018-1 A2†	2.50%	6/16/2025	367	368,550
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	1,122	1,121,801
Conn’s Receivables Funding LLC 2019-A†	3.40%	10/16/2023	8,415	8,428,742
Conn’s Receivables Funding LLC 2019-B A†	2.66%	6/17/2024	7,778	7,696,114
DLL LLC 2018-1 A3†	3.10%	4/18/2022	8,023	8,079,210
DLL LLC 2019-MT3 A2†	2.13%	1/20/2022	43,064	43,328,572
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	4,364	4,372,276
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	38,517	38,538,184
Ford Credit Floorplan Master Owner Trust A 2018-1 A1	2.95%	5/15/2023	32,154	32,691,557
FREED ABS TRUST 2018-1 A†	3.61%	7/18/2024	796	796,638
FREED ABS TRUST 2018-2 A†	3.99%	10/20/2025	2,881	2,883,546
GMF Floorplan Owner Revolving Trust 2018-2 A1†	3.13%	3/15/2023	32,275	32,732,634
HPEFS Equipment Trust 2020-1A A2†	1.73%	2/20/2030	15,648	15,797,877
Marlette Funding Trust 2018-4A A†	3.71%	12/15/2028	4,288	4,320,613
Mercedes-Benz Master Owner Trust 2018-BA A†	0.502%(1 Mo. LIBOR + .34%) #	5/15/2023	20,435	20,460,145
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%	1/15/2043	518	518,870
Navistar Financial Dealer Note Master Owner Trust II 2018-1 A†	0.805%(1 Mo. LIBOR + .63%) #	9/25/2023	33,008	33,004,009
NextGear Floorplan Master Owner Trust 2018-2A A1†	0.762%(1 Mo. LIBOR + .60%) #	10/15/2023	14,616	14,421,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

PFS Financing Corp. 2017-D A†	2.40%		10/17/2022	$13,043	$13,072,915
PFS Financing Corp. 2020-F A†	0.93%		8/15/2024	25,175	25,223,850
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	3,035	3,057,443
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	4,102	4,108,127
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	16,284	16,484,917
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	597	597,927
SoFi Professional Loan Program Trust 2018-B A1FX†	2.64%		8/25/2047	685	685,952
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,768	1,783,593
Total					394,232,773
Total Asset-Backed Securities (cost $3,330,572,783)					3,344,018,887

CORPORATE BONDS 51.32%

Aerospace/Defense 0.61%

L3Harris Technologies, Inc.	1.06%(3 Mo. LIBOR + .75%)	#	3/10/2023	82,463	82,960,407
Raytheon Technologies Corp.†	2.80%		3/15/2022	43,610	45,119,376
Total					128,079,783

Automotive 5.43%

American Honda Finance Corp.	0.665%(3 Mo. LIBOR + .35%)	#	6/11/2021	22,992	23,041,669
American Honda Finance Corp.	0.846%(3 Mo. LIBOR + .54%)	#	6/27/2022	69,124	69,335,401
BMW Finance NV (Netherlands)†(a)	1.047%(3 Mo. LIBOR + .79%)	#	8/12/2022	45,887	45,985,917
BMW US Capital LLC†	0.676%(3 Mo. LIBOR + .41%)	#	4/12/2021	77,657	77,755,093
BMW US Capital LLC†	0.754%(3 Mo. LIBOR + .50%)	#	8/13/2021	56,220	56,287,720
BMW US Capital LLC†	0.798%(3 Mo. LIBOR + .53%)	#	4/14/2022	48,940	48,935,263
BMW US Capital LLC†	0.944%(3 Mo. LIBOR + .64%)	#	4/6/2022	9,237	9,252,203
Daimler Finance North America LLC†	0.687%(3 Mo. LIBOR + .43%)	#	2/12/2021	53,126	53,104,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

Daimler Finance North America LLC†	0.706%(3 Mo. LIBOR + .45%)	#	2/22/2021	$10,149	$10,151,295
Daimler Finance North America LLC†	0.799%(3 Mo. LIBOR + .55%)	#	5/4/2021	10,073	10,071,053
Daimler Finance North America LLC†	0.919%(3 Mo. LIBOR + .67%)	#	11/5/2021	99,774	99,841,108
Daimler Finance North America LLC†	1.136%(3 Mo. LIBOR + .88%)	#	2/22/2022	16,285	16,321,094
Daimler Finance North America LLC†	1.18%(3 Mo. LIBOR + .90%)	#	2/15/2022	60,036	60,199,468
Ford Motor Credit Co. LLC	0.681%(3 Mo. LIBOR + .43%)	#	11/2/2020	5,384	5,351,861
Ford Motor Credit Co. LLC	1.114%(3 Mo. LIBOR + .81%)	#	4/5/2021	14,800	14,579,625
Ford Motor Credit Co. LLC	1.146%(3 Mo. LIBOR + .88%)	#	10/12/2021	33,232	32,067,940
General Motors Financial Co., Inc.	1.818%(3 Mo. LIBOR + 1.55%)	#	1/14/2022	9,375	9,412,532
Nissan Motor Acceptance Corp.†	0.696%(3 Mo. LIBOR + .39%)	#	9/28/2020	22,250	22,230,038
Nissan Motor Acceptance Corp.†	0.833%(3 Mo. LIBOR + .52%)	#	3/15/2021	32,286	32,041,892
Toyota Motor Credit Corp.	0.379%(3 Mo. LIBOR + .13%)	#	8/13/2021	45,812	45,859,952
Toyota Motor Credit Corp.	0.415%(3 Mo. LIBOR + .15%)	#	2/14/2022	78,180	78,233,227
Toyota Motor Credit Corp.	0.817%(3 Mo. LIBOR + .54%)	#	1/8/2021	23,434	23,479,530
Toyota Motor Credit Corp.	1.15%		5/26/2022	92,417	93,899,064
Volkswagen Group of America Finance LLC†	1.024%(3 Mo. LIBOR + .77%)	#	11/13/2020	153,028	153,226,624
Volkswagen Group of America Finance LLC†	1.157%(3 Mo. LIBOR + .86%)	#	9/24/2021	27,861	27,884,980
Volkswagen Group of America Finance LLC†	1.197%(3 Mo. LIBOR + .94%)	#	11/12/2021	3,115	3,117,204
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	10,539	10,940,205
Total					1,132,606,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 30.30%

ABN AMRO Bank NV (Netherlands)†(a)	0.821%(3 Mo. LIBOR + .57%)	#	8/27/2021	$28,480	$28,628,944
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	0.737%(3 Mo. LIBOR + .49%)	#	11/21/2022	31,137	31,332,279
Bank of America Corp.	0.946%(3 Mo. LIBOR + .65%)	#	10/1/2021	68,188	68,228,577
Bank of America Corp.	0.947%(3 Mo. LIBOR + .65%)	#	6/25/2022	36,624	36,790,639
Bank of America Corp.	1.451%(3 Mo. LIBOR + 1.18%)	#	10/21/2022	20,910	21,154,789
Bank of America Corp.	2.328%(3 Mo. LIBOR + .63%)	#	10/1/2021	128,405	128,609,410
Bank of America Corp.	2.738%(3 Mo. LIBOR + .37%)	#	1/23/2022	170,549	172,107,983
Bank of America Corp.	3.499%(3 Mo. LIBOR + .63%)	#	5/17/2022	156,899	160,391,476
Bank of Montreal (Canada)(a)	0.658%(3 Mo. LIBOR + .40%)	#	1/22/2021	47,041	47,108,954
Bank of Montreal (Canada)(a)	0.71%(3 Mo. LIBOR + .40%)	#	9/10/2021	45,993	46,140,002
Bank of Montreal (Canada)(a)	0.77%(SOFR + .68%)	#	3/10/2023	108,871	109,410,030
Bank of Montreal (Canada)(a)	0.945%(3 Mo. LIBOR + .63%)	#	9/11/2022	13,126	13,260,028
Barclays Bank plc (United Kingdom)(a)	1.70%		5/12/2022	26,147	26,634,602
Barclays Bank plc (United Kingdom)†(a)	10.179%		6/12/2021	6,046	6,459,723
Barclays plc (United Kingdom)(a)	1.898%(3 Mo. LIBOR + 1.63%)	#	1/10/2023	4,955	4,993,649
BBVA USA	1.045%(3 Mo. LIBOR + .73%)	#	6/11/2021	35,630	35,730,759
Canadian Imperial Bank of Commerce (Canada)(a)	0.889%(SOFR + .80%)	#	3/17/2023	113,144	113,922,605
Capital One NA	1.418%(3 Mo. LIBOR + 1.15%)	#	1/30/2023	1,730	1,740,084
Citibank NA	0.572%(3 Mo. LIBOR + .30%)	#	10/20/2020	10,750	10,752,820
Citibank NA	0.798%(3 Mo. LIBOR + .53%)	#	2/19/2022	70,177	70,290,694
Citibank NA	0.826%(3 Mo. LIBOR + .57%)	#	7/23/2021	77,205	77,517,903
Citibank NA	0.853%(3 Mo. LIBOR + .60%)	#	5/20/2022	98,092	98,423,651
Citibank NA	2.844%(3 Mo. LIBOR + .60%)	#	5/20/2022	75,203	76,525,857
Citibank NA	3.165%(3 Mo. LIBOR + .53%)	#	2/19/2022	13,193	13,365,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citigroup, Inc.	0.935%(3 Mo. LIBOR + .69%)	#	10/27/2022	$6,274	$6,320,597
Citigroup, Inc.	0.944%(SOFR + .87%)	#	11/4/2022	30,688	30,835,043
Citigroup, Inc.	1.205%(3 Mo. LIBOR + .96%)	#	4/25/2022	9,106	9,210,352
Citigroup, Inc.	1.388%(3 Mo. LIBOR + 1.07%)	#	12/8/2021	21,283	21,516,703
Citigroup, Inc.	1.441%(3 Mo. LIBOR + 1.19%)	#	8/2/2021	32,667	32,961,054
Citigroup, Inc.	1.555%(3 Mo. LIBOR + 1.31%)	#	10/26/2020	14,314	14,338,842
Citigroup, Inc.	1.688%(3 Mo. LIBOR + 1.38%)	#	3/30/2021	52,653	53,035,229
Citigroup, Inc.	2.70%		3/30/2021	115,330	116,946,055
Citizens Bank NA/Providence RI	0.985%(3 Mo. LIBOR + .72%)	#	2/14/2022	32,248	32,373,262
Citizens Bank NA/Providence RI	1.044%(3 Mo. LIBOR + .81%)	#	5/26/2022	2,778	2,799,409
Credit Agricole Corporate & Investment Bank SA (France)(a)	0.924%(3 Mo. LIBOR + .63%)	#	10/3/2021	32,902	32,915,949
Credit Suisse AG	2.80%		4/8/2022	35,572	36,964,760
Danske Bank A/S (Denmark)†(a)	3.001%(3 Mo. LIBOR + 1.25%)	#	9/20/2022	39,452	40,299,176
Danske Bank A/S (Denmark)†(a)	5.00%		1/12/2022	28,456	30,009,186
DNB Bank ASA (Norway)†(a)	0.861%(3 Mo. LIBOR + .62%)	#	12/2/2022	45,731	46,103,417
Federation des Caisses Desjardins du Quebec (Canada)†(a)	0.598%(3 Mo. LIBOR + .33%)	#	10/30/2020	19,378	19,391,981
Fifth Third Bank	0.685%(3 Mo. LIBOR + .44%)	#	7/26/2021	25,887	25,974,977
Fifth Third Bank/Cincinnati OH	0.891%(3 Mo. LIBOR + .64%)	#	2/1/2022	1,505	1,513,692
Goldman Sachs Group, Inc. (The)	1.006%(3 Mo. LIBOR + .75%)	#	2/23/2023	135,220	135,979,669
Goldman Sachs Group, Inc. (The)	1.041%(3 Mo. LIBOR + .78%)	#	10/31/2022	207,418	208,435,354
Goldman Sachs Group, Inc. (The)	1.355%(3 Mo. LIBOR + 1.11%)	#	4/26/2022	151,965	152,772,232
Goldman Sachs Group, Inc. (The)	1.605%(3 Mo. LIBOR + 1.36%)	#	4/23/2021	25,700	25,868,523
Goldman Sachs Group, Inc. (The)	2.02%(3 Mo. LIBOR + 1.77%)	#	2/25/2021	49,500	49,903,908
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	25,716	27,608,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

HSBC Holdings plc (United Kingdom)(a)	0.968%(3 Mo. LIBOR + .65%)	#	9/11/2021	$103,563	$103,575,450
HSBC Holdings plc (United Kingdom)(a)	1.91%(3 Mo. LIBOR + 1.66%)	#	5/25/2021	1,200	1,213,084
Huntington National Bank (The)	0.799%(3 Mo. LIBOR + .55%)	#	2/5/2021	47,000	47,082,256
ING Groep NV (Netherlands)(a)	1.456%(3 Mo. LIBOR + 1.15%)	#	3/29/2022	56,060	56,689,656
Intesa Sanpaolo SpA (Italy)†(a)	6.50%		2/24/2021	18,374	18,797,076
JPMorgan Chase & Co.	0.918%(3 Mo. LIBOR + .61%)	#	6/18/2022	124,022	124,462,923
JPMorgan Chase & Co.	1.275%(3 Mo. LIBOR + 1.00%)	#	1/15/2023	28,520	28,817,409
JPMorgan Chase & Co.	3.514%(3 Mo. LIBOR + .61%)	#	6/18/2022	99,122	101,594,768
JPMorgan Chase & Co.	4.35%		8/15/2021	17,642	18,329,105
KeyBank NA	0.911%(3 Mo. LIBOR + .66%)	#	2/1/2022	62,787	63,121,041
KeyBank NA	1.066%(3 Mo. LIBOR + .81%)	#	11/22/2021	4,428	4,461,511
Lloyds Banking Group plc (United Kingdom)(a)	1.106%(3 Mo. LIBOR + .80%)	#	6/21/2021	9,492	9,538,846
Macquarie Bank Ltd. (Australia)†(a)	0.699%(3 Mo. LIBOR + .45%)	#	8/6/2021	68,896	69,086,781
Macquarie Bank Ltd. (Australia)†(a)	0.706%(3 Mo. LIBOR + .45%)	#	11/24/2021	91,604	92,023,525
Manufacturers & Traders Trust Co.	0.515%(3 Mo. LIBOR + .27%)	#	1/25/2021	17,447	17,468,513
Manufacturers & Traders Trust Co.	0.886%(3 Mo. LIBOR + .64%)	#	12/1/2021	53,378	53,385,031
Manufacturers & Traders Trust Co.	1.371%(1 Mo. LIBOR + 1.22%)	#	12/28/2020	40,097	40,116,798
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	0.895%(3 Mo. LIBOR + .65%)	#	7/26/2021	19,196	19,281,364
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	2.623%		7/18/2022	16,060	16,718,003
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	3.218%		3/7/2022	12,239	12,751,155
Morgan Stanley	0.779%(SOFR + .70%)	#	1/20/2023	186,860	187,390,914
Morgan Stanley	1.188%(3 Mo. LIBOR + .93%)	#	7/22/2022	182,953	184,155,032
Morgan Stanley	1.452%(3 Mo. LIBOR + 1.18%)	#	1/20/2022	237,228	238,191,518
MUFG Union Bank NA	0.918%(3 Mo. LIBOR + .60%)	#	3/7/2022	46,977	47,199,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

National Australia Bank Ltd. (Australia)†(a)	0.723%(3 Mo. LIBOR + .41%)	#	12/13/2022	$68,680	$68,996,859
National Australia Bank Ltd. (Australia)†(a)	0.886%(3 Mo. LIBOR + .58%)	#	9/20/2021	4,611	4,629,541
National Bank of Canada†(a)	2.15%		10/7/2022	8,945	9,254,275
Nordea Bank Abp (Finland)†(a)	4.875%		5/13/2021	38,273	39,384,595
PNC Bank NA	0.508%(3 Mo. LIBOR + .25%)	#	1/22/2021	3,500	3,502,069
PNC Bank NA	0.581%(3 Mo. LIBOR + .33%)	#	2/24/2023	91,548	91,746,457
PNC Bank NA	0.708%(3 Mo. LIBOR + .45%)	#	7/22/2022	136,045	136,457,541
PNC Bank NA	0.743%(3 Mo. LIBOR + .43%)	#	12/9/2022	68,653	68,893,916
PNC Bank NA	2.232%(3 Mo. LIBOR + .44%)	#	7/22/2022	6,427	6,534,666
Royal Bank of Canada (Canada)(a)	0.627%(3 Mo. LIBOR + .35%)	#	7/8/2021	46,102	46,215,023
Royal Bank of Canada (Canada)(a)	0.633%(3 Mo. LIBOR + .36%)	#	1/17/2023	97,223	97,402,628
Santander UK plc (United Kingdom)(a)	0.866%(3 Mo. LIBOR + .62%)	#	6/1/2021	14,250	14,306,455
Santander UK plc (United Kingdom)(a)	0.551%(3 Mo. LIBOR + .30%)	#	11/3/2020	10,000	10,005,770
Skandinaviska Enskilda Banken AB (Sweden)†(a)	0.963%(3 Mo. LIBOR + .65%)	#	12/12/2022	57,560	58,042,379
Standard Chartered plc (United Kingdom)†(a)	1.51%(3 Mo. LIBOR + 1.20%)	#	9/10/2022	48,933	49,164,556
Standard Chartered plc (United Kingdom)(a)	5.70%		1/25/2022	5,961	6,304,371
Sumitomo Mitsui Banking Corp. (Japan)(a)	0.641%(3 Mo. LIBOR + .37%)	#	10/16/2020	47,074	47,099,523
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	2.784%		7/12/2022	46,435	48,437,625
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	2.846%		1/11/2022	22,090	22,813,841
Swedbank AB (Sweden)†(a)	2.80%		3/14/2022	34,083	35,285,298
Toronto-Dominion Bank (The) (Canada)(a)	0.568%(3 Mo. LIBOR + .30%)	#	7/30/2021	68,437	68,569,797
Toronto-Dominion Bank (The) (Canada)(a)	0.569%(3 Mo. LIBOR + .27%)	#	3/17/2021	91,813	91,968,095
Toronto-Dominion Bank (The) (Canada)(a)	0.776%(3 Mo. LIBOR + .53%)	#	12/1/2022	60,427	60,789,796
Truist Bank	0.745%(3 Mo. LIBOR + .50%)	#	10/26/2021	14,608	14,618,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Truist Bank	0.821%(SOFR + .73%)	#	3/9/2023	$22,738	$22,883,406
Truist Bank	0.87%(3 Mo. LIBOR + .59%)	#	5/17/2022	57,542	57,880,413
UBS AG (United Kingdom)†(a)	0.726%(3 Mo. LIBOR + .48%)	#	12/1/2020	42,452	42,484,475
UBS AG (United Kingdom)†(a)	1.75%		4/21/2022	75,250	76,801,214
UBS Group AG (Switzerland)†(a)	1.737%(3 Mo. LIBOR + 1.44%)	#	9/24/2020	4,687	4,691,576
UBS Group AG (Switzerland)†(a)	1.781%(3 Mo. LIBOR + 1.53%)	#	2/1/2022	36,966	37,655,133
UBS Group Funding Switzerland AG (Switzerland)†(a)	2.65%		2/1/2022	14,843	15,306,218
US Bank NA/Cincinnati OH	0.713%(3 Mo. LIBOR + .40%)	#	12/9/2022	91,656	92,043,390
Wells Fargo & Co.	1.183%(3 Mo. LIBOR + .93%)	#	2/11/2022	215,266	216,004,216
Wells Fargo & Co.	1.27%(3 Mo. LIBOR + 1.03%)	#	7/26/2021	52,951	53,400,792
Wells Fargo & Co.	1.374%(3 Mo. LIBOR + 1.11%)	#	1/24/2023	9,758	9,845,303
Wells Fargo & Co.	2.10%		7/26/2021	41,037	41,682,485
Wells Fargo & Co.	2.625%		7/22/2022	56,642	58,944,492
Wells Fargo & Co.	3.50%		3/8/2022	41,122	43,010,833
Wells Fargo Bank NA	0.871%(3 Mo. LIBOR + .62%)	#	5/27/2022	88,672	88,968,908
Wells Fargo Bank NA	0.973%(3 Mo. LIBOR + .66%)	#	9/9/2022	134,050	134,773,405
Wells Fargo Bank NA	2.897%(3 Mo. LIBOR + .61%)	#	5/27/2022	70,372	71,658,591
Westpac Banking Corp. (Australia)(a)	0.656%(3 Mo. LIBOR + .39%)	#	1/13/2023	41,737	41,915,886
Total					6,319,424,838

Beverages 0.77%

Constellation Brands, Inc.	0.98%(3 Mo. LIBOR + .70%)	#	11/15/2021	159,487	159,496,805

Building Materials 0.20%

Vulcan Materials Co.	0.896%(3 Mo. LIBOR + .65%)	#	3/1/2021	42,506	42,503,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.18%

Albemarle Corp.	1.33%(3 Mo. LIBOR + 1.05%)	#	11/15/2022	$18,321	$18,264,894
DuPont de Nemours, Inc.	0.99%(3 Mo. LIBOR + .71%)	#	11/15/2020	18,771	18,795,096
Total					37,059,990

Computer Hardware 0.22%

Dell International LLC/EMC Corp.†	4.42%		6/15/2021	43,659	44,792,490

Drugs 2.09%

AbbVie, Inc.†	0.597%(3 Mo. LIBOR + .35%)	#	5/21/2021	55,064	55,139,871
AbbVie, Inc.†	0.728%(3 Mo. LIBOR + .46%)	#	11/19/2021	95,119	95,430,468

AbbVie, Inc.†	0.897%(3 Mo. LIBOR + .65%)	#	11/21/2022	44,300	44,532,799
AbbVie, Inc.†	3.45%		3/15/2022	26,352	27,396,867
AstraZeneca plc (United Kingdom)(a)	0.93%(3 Mo. LIBOR + .62%)	#	6/10/2022	9,158	9,213,032
Bayer US Finance II LLC†	0.927%(3 Mo. LIBOR + .63%)	#	6/25/2021	9,468	9,493,306
Becton Dickinson & Co.	1.181%(3 Mo. LIBOR + .88%)	#	12/29/2020	21,293	21,302,100
Becton Dickinson & Co.	1.348%(3 Mo. LIBOR + 1.03%)	#	6/6/2022	27,990	28,223,438
Cigna Corp.	0.949%(3 Mo. LIBOR + .65%)	#	9/17/2021	76,423	76,440,198
Cigna Corp.	1.165%(3 Mo. LIBOR + .89%)	#	7/15/2023	30,562	30,923,190
CVS Health Corp.	1.033%(3 Mo. LIBOR + .72%)	#	3/9/2021	3,375	3,386,352
Express Scripts Holding Co.	1.006%(3 Mo. LIBOR + .75%)	#	11/30/2020	20,104	20,108,463
Upjohn, Inc.†	1.125%		6/22/2022	13,859	13,989,876
Total					435,579,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.02%

Dominion Energy, Inc.†	0.646%(3 Mo. LIBOR + .40%)	#	12/1/2020	$125,000	$125,041,266
Duke Energy Progress LLC	0.433%(3 Mo. LIBOR + .18%)	#	2/18/2022	37,086	37,096,106
Enel Finance International NV (Netherlands)†(a)	2.875%		5/25/2022	53,129	54,985,028
Exelon Corp.	3.497%		6/1/2022	3,750	3,927,408
Florida Power & Light Co.	0.641%(3 Mo. LIBOR + .38%)	#	7/28/2023	59,859	59,920,156
NextEra Energy Capital Holdings, Inc.	0.806%(3 Mo. LIBOR + .55%)	#	8/28/2021	47,466	47,483,791
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%		5/1/2021	5,076	5,178,185
Sempra Energy	0.775%(3 Mo. LIBOR + .50%)	#	1/15/2021	39,885	39,900,488
Southern Power Co.†	0.856%(3 Mo. LIBOR + .55%)	#	12/20/2020	47,125	47,140,363
Total					420,672,791

Electrical Equipment 0.22%

NXP BV/NXP Funding LLC (Netherlands)†(a)	4.125%		6/1/2021	44,234	45,377,676

Electronics 0.88%

Honeywell International, Inc.	0.613%(3 Mo. LIBOR + .37%)	#	8/8/2022	36,733	36,879,180
Honeywell International, Inc.	0.483%		8/19/2022	90,919	91,136,814
Honeywell International, Inc.	0.498%(3 Mo. LIBOR + .23%)	#	8/19/2022	46,357	46,398,385
Roper Technologies, Inc.(b)	0.45%		8/15/2022	9,272	9,278,669
Total					183,693,048

Financial Services 1.78%

AIG Global Funding†	0.908%(3 Mo. LIBOR + .65%)	#	1/22/2021	32,931	32,982,231
Ally Financial, Inc.	7.50%		9/15/2020	6,874	6,887,017
American Express Co.	0.598%(3 Mo. LIBOR + .33%)	#	10/30/2020	4,702	4,703,048
American Express Co.	0.849%(3 Mo. LIBOR + .60%)	#	11/5/2021	72,033	72,444,373
American Express Co.	0.873%(3 Mo. LIBOR + .62%)	#	5/20/2022	45,206	45,531,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

American Express Co.	0.901%(3 Mo. LIBOR + .65%)	#	2/27/2023	$6,050	$6,097,825
American Express Co.	2.75%		5/20/2022	71,428	74,157,541
Capital One Financial Corp.	1.263%(3 Mo. LIBOR + .95%)	#	3/9/2022	16,539	16,675,361
Intercontinental Exchange, Inc.	0.903%(3 Mo. LIBOR + .65%)	#	6/15/2023	92,262	92,391,351
Intercontinental Exchange, Inc.	2.35%		9/15/2022	19,428	20,151,722
Total					372,021,946

Food 0.28%

Campbell Soup Co.	0.943%(3 Mo. LIBOR + .63%)	#	3/15/2021	8,140	8,156,132
Conagra Brands, Inc.	0.768%(3 Mo. LIBOR + .50%)	#	10/9/2020	10,045	10,046,889
General Mills, Inc.	0.811%(3 Mo. LIBOR + .54%)	#	4/16/2021	2,695	2,702,281
Mondelez International, Inc.	0.625%		7/1/2022	36,977	37,162,390
Total					58,067,692

Health Care Products 0.42%

Zimmer Biomet Holdings, Inc.	1.066%(3 Mo. LIBOR + .75%)	#	3/19/2021	86,778	86,800,205

Household Equipment/Products 0.25%

Reckitt Benckiser Treasury Services plc (United Kingdom)†(a)	0.857%(3 Mo. LIBOR + .56%)	#	6/24/2022	52,227	52,467,200

Insurance 2.14%

Assurant, Inc.	1.534%(3 Mo. LIBOR + 1.25%)	#	3/26/2021	1,657	1,656,424
Jackson National Life Global Funding†	0.795%(3 Mo. LIBOR + .48%)	#	6/11/2021	2,388	2,395,342
Jackson National Life Global Funding†	1.036%(3 Mo. LIBOR + .73%)	#	6/27/2022	14,000	14,117,650
Marsh & McLennan Cos, Inc.	1.506%(3 Mo. LIBOR + 1.20%)	#	12/29/2021	46,701	46,737,533
Met Tower Global Funding†	0.55%		7/13/2022	97,032	97,177,906
Metropolitan Life Global Funding I†	0.654%(SOFR + .57%)	#	1/13/2023	71,666	71,995,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

New York Life Global Funding†	0.553%(3 Mo. LIBOR + .28%)	#	1/10/2023	$68,682	$68,626,480
New York Life Global Funding†	0.706%(3 Mo. LIBOR + .44%)	#	7/12/2022	36,787	37,012,880
Principal Life Global Funding II†	0.704%(3 Mo. LIBOR + .40%)	#	10/6/2021	69,057	69,068,267
Protective Life Global Funding†	0.826%(3 Mo. LIBOR + .52%)	#	6/28/2021	37,017	37,155,043
Total					445,943,081

Leasing 0.19%

Aviation Capital Group LLC†	0.938%(3 Mo. LIBOR + .67%)	#	7/30/2021	10,065	9,745,378
Aviation Capital Group LLC†	1.196%(3 Mo. LIBOR + .95%)	#	6/1/2021	9,600	9,353,586
GATX Corp.	0.969%(3 Mo. LIBOR + .72%)	#	11/5/2021	21,551	21,528,112
Total					40,627,076

Leisure 0.07%

Royal Caribbean Cruises Ltd.	2.65%		11/28/2020	14,994	14,994,000

Lodging 0.23%

Marriott International, Inc.	0.846%(3 Mo. LIBOR + .60%)	#	12/1/2020	46,980	46,959,267

Machinery: Agricultural 0.39%

BAT Capital Corp.	1.16%(3 Mo. LIBOR + .88%)	#	8/15/2022	81,609	82,196,374

Machinery: Industrial/Specialty 0.51%

CNH Industrial Capital LLC	4.375%		11/6/2020	27,863	27,953,017
John Deere Capital Corp.	0.718%(3 Mo. LIBOR + .40%)	#	6/7/2021	18,421	18,480,190
John Deere Capital Corp.	0.803%(3 Mo. LIBOR + .49%)	#	6/13/2022	22,951	23,090,152
Otis Worldwide Corp.†	0.754%(3 Mo. LIBOR + .45%)	#	4/5/2023	36,636	36,626,462
Total					106,149,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Oil Well Equipment & Services 0.80%

Caterpillar Financial Services Corp.	0.457%(3 Mo. LIBOR + .20%)	#	11/12/2021	$50,440	$50,501,469
Caterpillar Financial Services Corp.	0.497%(3 Mo. LIBOR + .22%)	#	1/6/2022	23,102	23,141,332
Caterpillar Financial Services Corp.	0.618%(3 Mo. LIBOR + .30%)	#	3/8/2021	45,874	45,936,043
Caterpillar Financial Services Corp.	0.67%(3 Mo. LIBOR + .39%)	#	5/17/2021	46,220	46,345,033
Total					165,923,877

Manufacturing 0.07%

Textron, Inc.	0.793%(3 Mo. LIBOR + .55%)	#	11/10/2020	15,450	15,450,563

Metals & Minerals: Miscellaneous 0.06%

Anglo American Capital plc (United Kingdom)†(a)	4.125%		4/15/2021	12,925	13,157,189

Natural Gas 0.34%

British Transco International Finance BV (Netherlands)(a)	Zero Coupon		11/4/2021	18,260	18,117,423
Dominion Energy Gas Holdings LLC	0.913%(3 Mo. LIBOR + .60%)	#	6/15/2021	52,836	53,057,106
Total					71,174,529

Oil 0.33%

BP Capital Markets plc ( United Kingdom)(a)	0.506%(3 Mo. LIBOR + .25%)	#	11/24/2020	27,845	27,859,063
BP Capital Markets plc (United Kingdom)(a)	2.50%		11/6/2022	21,995	22,962,411
Phillips 66	0.834%(3 Mo. LIBOR + .60%)	#	2/26/2021	17,524	17,514,093
Total					68,335,567

Oil: Crude Producers 0.09%

MPLX LP	1.213%(3 Mo. LIBOR + .90%)	#	9/9/2021	18,346	18,345,477

Oil: Integrated Domestic 0.04%

Schlumberger Finance Canada Ltd. (Canada)†(a)	2.20%		11/20/2020	7,584	7,613,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.10%

SL Green Operating Partnership LP	1.26%(3 Mo. LIBOR + .98%) #	8/16/2021	$20,653	$20,485,729

Retail 0.20%

McDonald’s Corp.	0.677%(3 Mo. LIBOR + .43%) #	10/28/2021	42,546	42,658,866

Technology 0.11%

TD Ameritrade Holding Corp.	0.681%(3 Mo. LIBOR + .43%) #	11/1/2021	23,482	23,569,585
Total Corporate Bonds (cost $10,663,676,032)				10,702,228,982

FLOATING RATE LOAN(c) 0.04%

Investment Management Companies

Broadcom Inc. 2019 1st Lien Term Loan A3 (cost $8,273,608)	— (d)	11/4/2022	8,274	8,180,530

U.S. TREASURY OBLIGATIONS 4.27%

U.S. Treasury Bill	Zero Coupon	11/12/2020	368,774	368,711,308
U.S. Treasury Note	0.125%	7/31/2022	521,363	521,220,439
Total U.S. Treasury Obligations (cost $889,900,117)				889,931,747
Total Long-Term Investments (cost $14,892,422,540)				14,944,360,146

SHORT-TERM INVESTMENTS 28.64%

COMMERCIAL PAPER 26.07%

Aerospace/Defense 1.58%

Boeing Co.	1.954%	12/2/2020	48,000	47,853,432
Boeing Co.	2.109%	11/10/2020	91,846	91,635,515
Boeing Co.	2.215%	11/18/2020	91,561	91,326,319
British Aerospace plc	1.945%	9/8/2020	99,709	99,672,163
Total				330,487,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 3.71%

American Honda Finance Corp.	0.609%	9/8/2020	$155,340	$155,321,877
American Honda Finance Corp.	1.425%	9/4/2020	23,209	23,206,292
American Honda Finance Corp.	1.476%	9/4/2020	68,227	68,218,756
General Motors Financial Co., Inc.	0.507%	9/8/2020	925	924,910
General Motors Financial Co., Inc.	0.507%	9/8/2020	1,075	1,074,896
General Motors Financial Co., Inc.	0.527%	9/21/2020	48,197	48,183,076
General Motors Financial Co., Inc.	0.609%	9/23/2020	16,000	15,994,133
General Motors Financial Co., Inc.	0.659%	9/10/2020	9,272	9,270,493
General Motors Financial Co., Inc.	0.71%	9/3/2020	18,540	18,539,279
General Motors Financial Co., Inc.	0.71%	9/16/2020	27,583	27,574,955
General Motors Financial Co., Inc.	0.913%	9/2/2020	46,382	46,380,841
General Motors Financial Co., Inc.	0.967%	1/19/2021	18,553	18,478,808
General Motors Financial Co., Inc.	1.019%	2/16/2021	18,553	18,439,949
General Motors Financial Co., Inc.	1.168%	9/21/2020	9,273	9,267,076
General Motors Financial Co., Inc.	1.168%	9/28/2020	50,125	50,081,767
General Motors Financial Co., Inc.	1.168%	10/1/2020	18,101	18,083,653
General Motors Financial Co., Inc.	1.224%	2/1/2021	18,545	18,457,894
General Motors Financial Co., Inc.	1.224%	2/1/2021	45,899	45,683,413
General Motors Financial Co., Inc.	1.424%	9/23/2020	18,349	18,333,301
Hyundai Capital America	0.233%	9/1/2020	26,652	26,652,000
Hyundai Capital America	0.426%	10/7/2020	44,053	44,034,498
Hyundai Capital America	0.965%	9/1/2020	46,439	46,439,000
Hyundai Capital America	0.966%	9/28/2020	45,513	45,480,572
Total				774,121,439

Banks: Regional 4.84%

Canadian Imperial Bank of Commerce	0.101%	9/3/2020	119,675	119,674,335
Danske Bank A/S	0.417%	5/4/2021	92,055	91,869,433
Danske Bank A/S	0.428%	8/6/2021	69,516	69,294,746
HSBC USA, Inc.	0.447%	2/5/2021	45,881	45,837,102
HSBC USA, Inc.	0.457%	2/5/2021	46,107	46,062,886
HSBC USA, Inc.	0.488%	2/3/2021	64,409	64,348,434
HSBC USA, Inc.	0.488%	3/3/2021	26,415	26,383,948
HSBC USA, Inc.	0.508%	2/22/2021	80,790	80,702,421
Societe Generale S.A.	0.081%	9/8/2020	138,605	138,602,843
Swedbank AB	0.101%	9/1/2020	50,110	50,110,000
Toronto-Dominion Bank (The)	0.101%	9/3/2020	184,826	184,824,972
Toronto-Dominion Bank (The)	0.112%	9/8/2020	92,404	92,402,023
Total				1,010,113,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.64%

Molson Coors Brewing Co.	0.457%	11/24/2020	$27,579	$27,563,503
Molson Coors Brewing Co.	0.558%	11/10/2020	45,880	45,860,093
Molson Coors Brewing Co.	0.813%	10/8/2020	22,951	22,932,129
Molson Coors Brewing Co.	0.813%	10/13/2020	22,952	22,930,578
Molson Coors Brewing Co.	0.864%	10/8/2020	13,909	13,896,849
Total				133,183,152

Chemicals 2.92%

Albemarle Corp.	0.406%	10/2/2020	32,451	32,439,823
Albemarle Corp.	0.406%	10/9/2020	31,984	31,970,496
Albemarle Corp.	0.406%	10/13/2020	32,448	32,432,857
Albemarle Corp.	0.406%	10/14/2020	32,450	32,434,496
Albemarle Corp.	0.456%	9/8/2020	22,942	22,939,993
Albemarle Corp.	0.508%	11/9/2020	22,714	22,693,242
Albemarle Corp.	0.508%	11/10/2020	23,177	23,155,470
Basf Aktiengesellsch	0.172%	9/15/2020	137,988	137,978,877
Cabot Corp.	0.253%	9/1/2020	12,883	12,883,000
E.I. du Pont de Nemours & Co.	0.508%	12/3/2020	73,945	73,895,572
E.I. du Pont de Nemours & Co.	0.743%	12/14/2020	50,870	50,827,714
E.I. du Pont de Nemours & Co.	0.743%	12/21/2020	13,706	13,693,037
E.I. du Pont de Nemours & Co.	0.866%	12/1/2020	37,132	37,108,277
E.I. du Pont de Nemours & Co.	0.866%	12/2/2020	37,132	37,107,731
E.I. du Pont de Nemours & Co.	1.585%	12/1/2020	46,442	46,412,329
Total				607,972,914

Computer Software 0.27%

Fidelity National Information Services, Inc.	0.172%	9/9/2020	56,307	56,304,873

Containers 0.20%

WestRock Co.	0.142%	9/2/2020	28,305	28,304,890
WestRock Co.	0.162%	9/1/2020	13,671	13,671,000
Total				41,975,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 0.16%

AstraZeneca plc	2.053%	12/11/2020	$30,000	$29,964,045
Cigna Corp.	1.017%	9/22/2020	3,892	3,889,730
Total				33,853,775

Electric: Power 0.68%

CenterPoint Energy, Inc.	0.152%	9/1/2020	39,623	39,623,000
Entergy Corp.	0.609%	9/10/2020	32,515	32,510,123
Entergy Corp.	0.609%	9/11/2020	36,927	36,920,845
Entergy Corp.	0.66%	9/10/2020	9,286	9,284,491
GDF Suez	0.487%	10/1/2020	22,986	22,976,806
Total				141,315,265

Electronics 0.20%

Hitachi America Capital Ltd.	0.132%	9/1/2020	41,282	41,282,000

Financial Services 0.84%

IntercontinentalExchange Group, Inc.	0.183%	9/1/2020	18,312	18,312,000
IntercontinentalExchange Group, Inc.	0.213%	9/3/2020	22,966	22,965,732
IntercontinentalExchange Group, Inc.	0.213%	9/14/2020	74,380	74,374,359
IntercontinentalExchange Group, Inc.	0.345%	11/10/2020	22,708	22,693,092
IntercontinentalExchange Group, Inc.	0.345%	11/13/2020	9,271	9,264,575
IntercontinentalExchange Group, Inc.	0.376%	11/13/2020	27,813	27,793,726
Total				175,403,484

Health Care Services 0.31%

Catholic Health Initiatives	1.928%	9/8/2020	28,121	28,110,611
Humana, Inc.	0.507%	9/14/2020	36,852	36,845,346
Total				64,955,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.66%

Carnival Corp.	2.152%	9/3/2020	$137,374	$137,357,972

Machinery: Agricultural 1.60%

BAT Capital Corp.	0.203%	9/10/2020	79,734	79,730,013
BAT Capital Corp.	0.406%	9/16/2020	37,077	37,070,821
BAT Capital Corp.	0.477%	10/6/2020	69,329	69,297,321
BAT Capital Corp.	0.507%	10/5/2020	36,168	36,150,921
BAT Capital Corp.	0.507%	10/6/2020	18,090	18,081,206
BAT Capital Corp.	0.538%	9/25/2020	46,375	46,358,614
BAT Capital Corp.	0.69%	9/8/2020	36,930	36,925,117
BAT Capital Corp.	0.69%	9/9/2020	9,058	9,056,631
Total				332,670,644

Machinery: Oil Well Equipment & Services 0.59%

Brookfield BRP Holdings Canada, Inc.	0.254%	9/3/2020	26,900	26,899,627
Brookfield BRP Holdings Canada, Inc.	0.254%	9/8/2020	35,796	35,794,260
Brookfield BRP Holdings Canada, Inc.	0.406%	9/29/2020	37,571	37,559,311
Brookfield BRP Holdings Canada, Inc.	0.457%	9/29/2020	9,275	9,271,754
Brookfield BRP Holdings Canada, Inc.	0.558%	9/3/2020	13,703	13,702,581
Total				123,227,533

Media 0.96%

Walt Disney Co. (The)	0.407%	5/21/2021	20,636	20,580,521
Walt Disney Co. (The)	0.489%	5/7/2021	10,935	10,908,226
Walt Disney Co. (The)	0.489%	5/17/2021	27,829	27,756,122
Walt Disney Co. (The)	0.489%	5/17/2021	39,418	39,314,773
Walt Disney Co. (The)	0.714%	3/26/2021	8,727	8,708,835
Walt Disney Co. (The)	0.714%	4/30/2021	23,209	23,154,862
Walt Disney Co. (The)	0.714%	4/30/2021	69,648	69,485,538
Total				199,908,877

Metals & Minerals: Miscellaneous 1.75%

Glencore Funding LLC	0.456%	9/15/2020	92,711	92,694,775
Glencore Funding LLC	0.538%	10/7/2020	138,519	138,445,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Glencore Funding LLC	0.609%	9/21/2020	$133,426	$133,381,525
Total				364,521,885

Oil 0.79%

BP Capital Markets plc	1.173%	11/27/2020	27,588	27,571,141
BP Capital Markets plc	1.193%	11/27/2020	27,861	27,843,974
BP Capital Markets plc	1.274%	11/2/2020	49,691	49,675,086
Noble Energy, Inc.	0.487%	9/8/2020	25,489	25,486,621
Noble Energy, Inc.	0.527%	9/1/2020	35,250	35,250,000
Total				165,826,822

Oil: Crude Producers 0.93%

Energy Transfer Partners L.P.	0.659%	9/1/2020	114,990	114,990,000
Energy Transfer Partners L.P.	0.71%	9/3/2020	78,922	78,918,931
Total				193,908,931

Real Estate Investment Trusts 1.13%

Alexandria Real Estate Equities, Inc.	0.203%	9/2/2020	166,070	166,069,077
Crown Castle International Corp.	0.507%	9/15/2020	28,000	27,994,556
Crown Castle International Corp.	0.548%	9/2/2020	41,247	41,246,381
Total				235,310,014

Retail 1.31%

Canadian Tire Corp., Ltd.	0.193%	9/3/2020	18,442	18,441,805
Canadian Tire Corp., Ltd.	0.243%	9/10/2020	26,882	26,880,387
Walgreen Co.	0.203%	9/1/2020	39,392	39,392,000
Walgreen Co.	0.457%	2/26/2021	72,767	72,617,571
Walgreen Co.	0.711%	9/2/2020	23,210	23,209,549
Walgreen Co.	0.711%	9/8/2020	46,414	46,407,683
Walgreens Boots Alliance, Inc.	1.275%	11/9/2020	46,448	46,428,311
Total				273,377,306
Total Commercial Paper (cost $5,435,028,788)				5,437,079,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS 2.57%

Repurchase Agreement dated 8/31/2020, 0.00% due 9/1/2020 with Fixed Income Clearing Corp. collateralized by $33,739,900 of U.S. Treasury Note at 2.625% due 2/28/2023; value: $35,822,293; proceeds: $35,119,858	$35,120	$35,119,858
Repurchase Agreement dated 8/31/2020, 0.06% due 9/1/2020 with JPMorgan Chase & Co. collateralized by $480,159,000 of U.S. Treasury Note at 2.625% due 2/28/2023; value: $509,903,656; proceeds: $500,000,833	500,000	500,000,000
Total Repurchase Agreements (cost $535,119,858)		535,119,858
Total Short-Term Investments (cost $5,970,148,646)		5,972,199,163
Total Investments in Securities 100.30% (cost $20,862,571,186)		20,916,559,309
Liabilities in Excess of Other Assets (0.30%)		(62,956,650)
Net Assets 100.00%		$20,853,602,659

LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2020, the total value of Rule 144A securities was $4,079,791,625, which represents 19.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2020.
(d)	Interest rate to be determined.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND August 31, 2020

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Asset-Backed Securities	$—	$3,344,018,887	$—	$3,344,018,887
Corporate Bonds	—	10,702,228,982	—	10,702,228,982
Floating Rate Loan	—	8,180,530	—	8,180,530
U.S. Treasury Obligations	—	889,931,747	—	889,931,747
Short-Term Investments
Commercial Paper	—	5,437,079,305	—	5,437,079,305
Repurchase Agreements	—	535,119,858	—	535,119,858
Total	$—	$20,916,559,309	$—	$20,916,559,309

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2019	$209,564,196
Accrued Discounts (Premiums)	1,370,930
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	94,011,874
Sales	(304,947,000)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2020	$—
Change in unrealized appreciation/depreciation for the period ended August 31, 2020, related to Level 3 investments held at August 31, 2020	$—

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fourteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended August 31, 2020:

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2019	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2020	Fair Value at 8/31/2020	Net Realized Gain (loss) 12/1/2019 to 8/31/2020		Dividend Income 12/1/2019 to 8/31/2020	Change in Appreciation (Depreciation) 12/1/2019 to 8/31/2020
Lord Abbett Investment Trust-Convertible Fund-Class I	11,174,184	933,351	(4,013,601)	8,093,934	$151,518,445	$22,538,071	(a)	$2,089,714	$28,410,682
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	11,196,261	4,296,058	(8,955,125)	6,537,194	76,027,570	4,248,499		1,834,758	228,609
Lord Abbett Securities Trust-Durable Growth Fund-Class I	—	9,090,626	(137,336)	8,953,290	185,243,589	(163,220)		—	36,195,713
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	17,414,790	7,790,627	(1,833,527)	23,371,890	120,365,232	(951,318)		$4,047,440	(1,373,392)
Lord Abbett Investment Trust-Floating Rate Fund-Class I	—	11,543,186	(11,543,186)	—	—	(15,109,897)		1,812,625	—
Lord Abbett Focused Large Cap Value Fund	1,723,858	24,683,033	(5,823,713)	20,583,178	281,166,209	10,538,075		—	48,855,575
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	36,089,864	8,770,454	(27,231,175)	17,629,143	196,564,946	(75,037,894)		—	10,500,093
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7,050,449	3,066,187	(1,416,702)	8,699,934	385,059,066	8,065,977		—	119,697,192
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	10,401,654	628,300	(7,045,948)	3,984,006	131,551,870	43,020,695	(b)	—	(17,220,821)
Lord Abbett Investment Trust-High Yield Fund - Class I	55,467,522	5,613,798	(12,161,936)	48,919,384	350,262,792	(5,853,517)		$16,263,689	(6,343,007)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	10,139,853	199,827	(4,414,585)	5,925,095	66,420,317	(3,065,636)		$2,123,671	3,359,289
Lord Abbett Municipal Fund Inc.-Intermediate Tax Free Fund-Class I	—	7,333,766	—	7,333,766	81,918,165	—		$430,209	1,693,342
Lord Abbett Securities Trust-International Equity Fund-Class I	9,220,505	1,021,546	(594,927)	9,647,124	134,673,851	564,722		$2,095,500	4,550,676
Lord Abbett Securities Trust-International Value Fund - Class I	17,347,241	4,369,270	(1,473,653)	20,242,858	132,185,861	(1,548,788)		$1,772,873	(6,061,304)
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	8,766,015	383,713	(5,089,170)	4,060,558	100,417,588	(8,106,550	)(c)	$2,840,868	(7,759,613)
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	14,702,490	6,551,874	(21,254,364)	—	—	(715,043)		$461,176	(232,202)
Total					$2,393,375,501	$(21,575,824)		$35,772,523	$214,500,832

(a)	Includes $10,470,600 of distributed capital gains.
(b)	Includes $14,042,234 of distributed capital gains.
(c)	Includes $5,769,200 of distributed capital gains.

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2019	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2020	Fair Value at 8/31/2020	Net Realized Gain (loss) 12/1/2019 to 8/31/2020	Dividend Income 12/1/2019 to 8/31/2020	Change in Appreciation (Depreciation) 12/1/2019 to 8/31/2020
Lord Abbett Investment Trust-Convertible Fund-Class I	8,648,622	601,577	(6,094,140)	3,156,059	$59,081,416	$19,821,047 (a)	$1,193,065	$3,930,133
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2,351,335	18,752,961	(8,060,798)	13,043,498	151,695,885	2,228,198	2,275,690	4,417,074
Lord Abbett Securities Trust-Durable Growth Fund-Class I	—	3,333,643.	(168,280)	3,165,363	65,491,351	(228,468)	—	13,503,714
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	12,609,725	449,564	(1,451,707)	11,607,582	59,779,049	(597,444)	2,208,814	(103,585)
Lord Abbett Investment Trust- Floating Rate Fund-Class I	—	8,592,170	(8,592,170)	—	—	(11,736,063)	1,343,266	—

Affiliated Issuer	Balance of Shares Held at 11/30/2019	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2020	Fair Value at 8/31/2020	Net Realized Gain (loss) 12/1/2019 to 8/31/2020		Dividend Income 12/1/2019 to 8/31/2020	Change in Appreciation (Depreciation) 12/1/2019 to 8/31/2020
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I	874,871	9,024,479	(2,930,547)	6,968,803	$95,193,851	$5,321,431		$—	$16,751,311
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	10,401,486	3,046,729	(8,919,953)	4,528,262	50,490,123	(27,190,446)		—	5,883,570
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,573,580	2,020,423	(667,003)	2,927,000	129,549,034	3,942,675		—	36,401,362
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2,466,810	121,451	(1,368,749)	1,219,512	40,268,288	5,227,183	(b)	—	(411,879)
Lord Abbett Investment Trust-High Yield Fund-Class I	28,903,625	3,782,280	(7,266,279)	25,419,626	182,004,522	(3,218,136)		8,526,352	(2,327,087)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	8,660,636	181,033	(3,482,592)	5,359,077	60,075,252	(3,142,807)		1,921,959	3,180,866
Lord Abbett Municipal Fund, Inc.-Intermediate Tax Free Fund-Class I	—	10,234,958	(93,716)	10,141,243	113,277,684	12,791		625,896	2,558,273
Lord Abbett Securities Trust-International Equity Fund-Class I	5,269,439	513,980	(1,016,219)	4,767,200	66,550,116	804,938		1,193,718	1,407,468
Lord Abbett Securities Trust-International Value Fund-Class I	9,977,369	1,289,650	(1,242,030)	10,024,989	65,463,180	(1,024,612)		934,726.	(3,465,261)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,720,836	245,331	(2,658,069)	1,308,098	32,349,265	(5,230,759	)(c)	1,208,528	1,193,804
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	26,571,167	2,704,078	(29,275,245)	—	—	(1,408,087)		1,562,317	(709,882)
Total					$1,171,269,016	$(16,418,559)		$22,994,331	$82,209,881

(a)	Includes $6,897,018 of distributed capital gains.
(b)	Includes $3,330,194 of distributed capital gains.
(c)	Includes $2,454,263 of distributed capital gains.

The Funds invests in Underlying Funds managed by Lord Abbett. As of August 31, 2020, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	6.33%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	3.18%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	7.74%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.03%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	11.75%
Lord Abbett Investment Trust-Fundamental Equity Fund-Class I	8.21%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	16.09%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5.49%
Lord Abbett Investment Trust-High Yield Fund-Class I	14.63%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	2.78%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.63%
Lord Abbett Securities Trust-International Value Fund-Class I	5.52%
Lord Abbett Intermediate Tax-Free Fund-Class I	3.42%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.20%

Multi-Asset Income Fund’s Investments: Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	5.05%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	12.95%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	5.59%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.10%
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I	8.13%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	4.31%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	11.06%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	3.44%
Lord Abbett Investment Trust-High Yield Fund-Class I	15.54%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	5.13%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.68%
Lord Abbett Securities Trust-International Value Fund-Class I	5.59%
Lord Abbett Intermediate Tax-Free Fund-Class I	9.67%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2.76%

The Ten Largest Holdings and Holdings by Sector or Credit Rating, as of August 31, 2020, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Convertible Fund

Ten Largest Holdings	% of Investments
Tesla, Inc., 2.00%, 5/15/2024	10.55%
Square, Inc., 0.125%, 3/1/2025	3.27%
SunPower Corp., 4.00%, 1/15/2023	3.07%
DexCom, Inc., 0.25%, 11/15/2025	2.54%
Wayfair, Inc., 0.625%, 10/1/2025	2.43%
Huazhu Group Ltd., 0.375%, 11/1/2022	2.33%
Coupa Software, Inc., 0.375%, 6/15/2026	2.23%
NextEra Energy, Inc., 4.872%	2.17%
Weibo Corp., 1.25%, 11/15/2022	2.14%
Canopy Growth Corp., 4.25%, 7/15/2023	2.10%

Holding by Sector*	% of Investments
Automotive	11.38%
Banking	1.10%
Capital Goods	4.16%
Consumer Goods	2.09%
Energy	0.64%
Financial Services	1.15%
Health Care	16.76%
Leisure	4.99%
Media	2.51%
Real Estate	2.42%
Retail	1.58%
Services	7.74%
Technology & Electronics	1.87%
Telecommunications	34.52%
Transportation	0.69%
Utility	4.23%
Repurchase Agreement	2.17%
Total	100.00%

*	A sector may comprise several industries.

Core Fixed Income Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 4%	9.72%
U.S. Treasury Note, 2.5%, 1/31/2021	8.95%
Federal National Mortgage Assoc., 3.5%	7.26%
U.S. Treasury Note, 0.25%, 7/31/2025	4.71%
U.S. Treasury Note, 0.125%, 7/31/2022	3.54%
U.S. Treasury Bill, Zero Coupon, 11/12/2020	3.19%
Federal National Mortgage Assoc., 2.5%	1.94%
U.S. Treasury Bond, 1.375%, 8/15/2050	1.44%
U.S. Treasury Bond, 3.625%, 8/15/2043	1.33%
Federal National Mortgage Assoc., 3.5%, 3/1/2050	1.31%

Holding by Sector*	% of Investments
Auto	1.23%
Basic Industry	0.11%
Capital Goods	0.99%
Consumer Cyclicals	0.47%
Consumer Services	1.05%
Consumer Staples	0.84%
Energy	1.85%
Financial Services	26.25%
Foreign Government	0.39%
Health Care	5.32%
Integrated Oils	0.35%
Materials and Processing	1.25%
Municipal	0.72%
Producer Durables	1.05%
Technology	2.47%
Telecommunications	0.77%
Transportation	0.06%
U.S. Government	49.10%
Utilities	2.74%
Repurchase Agreement	2.99%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust - Durable Growth Fund

Ten Largest Holdings	% of Investments
Amazon.Com, Inc.	9.58%
Microsoft Corp.	8.05%
Apple, Inc.	7.62%
Facebook, Inc. Class A	4.99%
Alphabet, Inc. Class A	4.66%
Mastercard, Inc. Class A	2.90%
Salesforce.Com, Inc.	2.74%
Paypal Holdings, Inc.	2.33%
Nvidia Corp.	2.24%
Netflix, Inc.	1.75%

Holding by Sector*	% of Investments
Communication Services	13.09%
Consumer Discretionary	17.09%
Consumer Staples	3.45%
Energy	0.45%
Financial Services	2.03%
Health Care	12.91%
Industrials	5.97%
Information Technology	40.12%
Materials	2.34%
Real Estate	1.76%
Repurchase Agreement	0.79%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Petroleos Mexicanos, 5.35%, 2/12/2028	1.99%
State of Qatar, 3.25%, 6/2/2026	1.63%
Republic of Nigeria, 6.50%, 11/28/2027	1.53%
Republic of Egypt, 6.59%, 2/21/2028	1.53%
Dominican Republic, 5.95%, 1/25/2027	1.48%
Ukraine Government, 7.38%, 9/25/2032	1.47%
Ivory Coast Bond, 6.38%, 3/3/2028	1.38%
Gazprom PJSC Via Gaz Capital SA, 4.95%, 2/6/2028	1.30%
United Maxican States, 4.50%, 1/31/2050	1.25%
Republic of South Africa, 4.30%, 10/12/2028	1.16%

Holding by Sector*	% of Investments
Banking	5.41%
Basic Industry	3.72%
Consumer Goods	1.96%
Energy	13.79%
Financial Services	3.20%
Foreign Sovereign	60.44%
Media	0.45%
Real Estate	0.79%
Retail	0.34%
Technology & Electronics	0.11%
Transportation	1.20%
U.S. Government	1.03%
Utilities	5.15%
Repurchase Agreement	2.41%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Focused Large Cap Value Fund

Ten Largest Holdings	% of Investments
Nexstar Media Group, Inc. Class A	3.84%
Lowe’s Cos., Inc.	3.80%
Spectrum Brands Holdings, Inc.	3.79%
Ameriprise Financial, Inc.	3.74%
Dow, Inc.	3.55%
Discover Financial Services	3.44%
Hartford Financial Services, Inc. (The)	3.29%
JPMorgan Chase&Co.	3.29%
Citigroup, Inc.	3.27%
Comcast Corp. Class A	3.20%

Holding by Sector*	% of Investments
Communication Services	9.09%
Consumer Discretionary	14.96%
Consumer Staples	6.70%
Energy	5.59%
Financials	28.37%
Health Care	14.38%
Industrials	8.67%
Information Technology	4.64%
Materials	6.59%
Repurchase Agreement	1.01%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.01%
Honeywell International, Inc.	2.41%
Alphabet, Inc. Class A	2.34%
Medtronic plc	2.27%
Verizon Communications, Inc.	2.16%
Colgate-Palmolive Co.	2.03%
Citigroup, Inc.	2.02%
Bristol-Myers Squibb Co.	1.98%
Cummins, Inc.	1.88%
Masco Corp.	1.84%

Holding by Sector*	% of Investments
Communication Services	9.16%
Consumer Discretionary	7.38%
Consumer Staples	7.56%
Energy	4.80%
Financial Services	18.83%
Health Care	14.73%
Industrials	12.59%
Information Technology	11.37%
Materials	4.07%
Real Estate	3.49%
Utilities	5.70%
Repurchase Agreement	0.32%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	7.23%
Amazon.com, Inc.	6.59%
Microsoft Corp.	5.44%
Tesla, Inc.	3.47%
Alphabet, Inc. Class A	3.03%
NVIDIA Corp.	2.97%
Facebook, Inc. Class A	2.41%
Square, Inc. Class A	2.30%
Zoom Video Communications, Inc. Class A	2.06%
Mastercard, Inc. Class A	1.95%
Total	100.00%

Holding by Sector*	% of Investments
Communication Services	3.77%
Consumer Discretionary	13.14%
Consumer Staples	3.75%
Energy	0.56%
Financial Services	6.37%
Health Care	22.77%
Industrials	11.16%
Information Technology	32.03%
Materials	3.67%
Money Market Fund	0.13%
Real Estate	1.55%
Repurchase Agreement	1.10%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Splunk, Inc.	2.73%
RingCentral, Inc. Class A	2.58%
Twilio, Inc. Class A	2.06%
DocuSign, Inc.	1.96%
Chipotle Mexican Grill, Inc.	1.89%
O’Reilly Automotive, Inc.	1.86%
CoStar Group, Inc.	1.82%
Church & Dwight Co., Inc.	1.70%
Veeva Systems, Inc. Class A	1.58%
Ball Corp.	1.57%

Communication Services	12.10%
Consumer Discretionary	19.90%
Financial Services	1.40%
Health Care	13.36%
Industrials	5.20%
Information Technology	44.96%
Real Estate	1.88%
Repurchase Agreement	1.20%
Total	100.00%

*	A sector may comprise several industries.

High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.88%, 11/15/2028	1.41%
DISH DBS Corp., 7.75%, 7/1/2026	1.31%
Ford Motor Co., 9.00%, 4/22/2025	1.23%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/2030	0.71%
Tesla, Inc., 5.30%, 8/15/2025	0.66%
Tesla, Inc., 2.00%, 5/15/2024	0.63%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/1/2027	0.63%
Tenet Healthcare Corp., 6.25%, 2/1/2027	0.61%
Altice France SA (France), 8.13%, 2/1/2027	0.57%
Kraft Heinz Foods Co., 4.38%, 6/1/2046	0.55%

Holding by Sector*	% of Investments
Automotive	5.27%
Banking	2.12%
Basic Industry	13.84%
Capital Goods	4.13%
Communications	0.13%
Consumer Cyclicals	0.01%
Consumer Goods	6.27%
Energy	11.69%
Financial Services	2.89%
Health Care	8.36%
Insurance	0.56%
Leisure	7.56%
Media	9.51%
Oil	0.00%
Personal & Household Products	0.08%
Pharmaceuticals	0.00%
Real Estate	1.32%
Retail	5.67%
Services	3.93%
Technology & Electronics	6.37%
Telecommunications	3.95%
Transportation	2.49%
Utilities	3.83%
Repurchase Agreement	0.02%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.13%, 7/31/2022	7.52%
U.S. Treasury Note, 0.13%, 7/31/2022	1.81%
U.S. Treasury Note, 0.25%, 7/31/2025	1.58%
U.S. Treasury Note, 0.125%, 08/15/2023	1.01%
Wells Fargo & Co., 2.16%, 2/11/2026	0.84%
Dell International LLC/EMC Corp., 5.45%, 6/15/2023	0.70%
UBS AG, 7.63%, 08/17/2022	0.70%
Boeing Co. (The), 4.51%, 5/1/2023	0.66%
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A, 3.905%, 5/5/2030	0.64%
NBCUniversal Enterprise, Inc.5.25%	0.61%

Holding by Sector*	% of Investments
Auto	4.67%
Basic Industry	0.15%
Capital Goods	1.47%
Consumer Cyclicals	1.24%
Consumer Discretionary	0.85%
Consumer Services	1.23%
Consumer Staples	0.60%
Energy	9.50%
Financial Services	44.48%
Foreign Government	0.24%
Health Care	3.94%
Integrated Oils	0.36%
Materials and Processing	3.49%
Municipal	0.19%
Other	0.40%
Producer Durables	1.64%
Technology	4.27%
Telecommunications	0.62%
Transportation	1.29%
U.S. Government	12.16%
Utilities	2.80%
Repurchase Agreement	4.41%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Municipal Bond Fund Inc. - Intermediate Tax Free Fund

Ten Largest Holdings	% of Investments
Buckeye Tobacco	0.63%
KY Public Energy Auth - Peak Energy	0.56%
NJ Trans Trust Fund	0.54%
CA State GO	0.53%
PEFA Gas	0.49%
CA State GO	0.48%
TX Muni Gas Acq & Supply - Macquarie	0.46%
VA Clg Bldg Auth	0.44%
Atlanta Arpt - PFC AMT	0.44%
Main St Nat Gas – Citibank	0.39%

Holding by Credit Rating	% of Investments
AAA	3.25%
AA+	6.15%
AA	10.77%
AA-	8.81%
A+	14.10%
A	11.66%
A-	10.11%
BBB+	12.61%
BBB	3.40%
BBB-	6.20%
BB+	1.58%
BB	0.70%
BB-	2.43%
B+	0.24%
B	0.71%
B-	0.76%
CCC-	0.03%
NR	6.49%
Total	100.00%

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Alibaba Group Holding Ltd. ADR	3.55%
Tencent Holdings Ltd.	2.77%
Nestle SA Registered Shares	2.29%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.11%
Samsung Electronics Co., Ltd.	1.84%
SAP SE	1.81%
Lonza Group AG	1.80%
LVMH Moet Hennessy Louis Vuitton SE	1.58%
AIA Group Ltd.	1.54%
Toyota Motor Corp	1.53%

Holding by Sector	% of Investments
Communication Services	4.69%
Consumer Discretionary	12.56%
Consumer Staples	8.35%
Energy	3.55%
Financial Services	16.35%
Health Care	11.70%
Industrials	15.12%
Information Technology	14.08%
Materials	8.10%
Real Estate	1.90%
Utilities	1.98%
Repurchase Agreement	1.62%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Sanofi	2.92%
Anglo American plc	2.29%
Allianz SE Registered Shares	2.09%
Credit Agricole SA	2.04%
Toyota Motor Corp.	1.92%
UBS Group AG	1.90%
Deutsche Post AG Registered Shares	1.90%
BHP Group Ltd.	1.85%
Sumitomo Mitsui Financial Group, Inc.	1.82%
Samsung Electronics Co., Ltd.	1.81%

Holding by Sector*	% of Investments
Communication Services	4.06%
Consumer Discretionary	14.32%
Consumer Staples	5.76%
Energy	6.41%
Financial Services	23.04%
Health Care	7.99%
Industrials	16.30%
Information Technology	6.70%
Materials	7.24%
Real Estate	3.27%
Utilities	4.70%
Repurchase Agreement	0.21%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Cummins, Inc.	1.76%
Masco Corp.	1.74%
Ameriprise Financial, Inc.	1.72%
eBay, Inc.	1.71%
Alexandria Real Estate Equities, Inc.	1.70%
Euronet Worldwide, Inc.	1.67%
Lear Corp.	1.65%
Teradyne, Inc.	1.64%
Brunswick Corp.	1.64%
Discover Financial Services	1.62%

Holding by Sector*	% of Investments
Communication Services	3.25%
Consumer Discretionary	10.70%
Consumer Staples	4.55%
Energy	4.03%
Financial Services	17.04%
Health Care	8.23%
Industrials	16.89%
Information Technology	9.84%
Materials	6.83%
Real Estate	9.16%
Utilities	8.43%
Repurchase Agreement	1.05%
Total	100.00%

*	A sector may comprise several industries.

Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.125%, 7/31/2022	2.49%
U.S. Treasury Bill, Zero Coupon, 11/12/2020	1.76%
Morgan Stanley, 1.452%, 1/20/2022	1.14%
Wells Fargo & Co., 1.183%, 2/11/2022	1.03%
Goldman Sachs Group, Inc. (The), 1.041%, 10/31/2022	1.00%
Morgan Stanley, 0.779%, 1/20/2023	0.90%
Toronto-Dominion Bank (The), 0.101%, 9/3/2020	0.88%
Morgan Stanley, 1.188%, 7/22/2022	0.88%
Bank of America Corp., 2.738%, 1/23/2022	0.82%
Alexandria Real Estate Equities, Inc., 0.203% 9/2/2020	0.79%

Holding by Sector*	% of Investments
Auto	9.12%
Basic Industry	0.20%
Capital Goods	0.22%
Consumer Cyclicals	2.46%
Consumer Discretionary	0.25%
Consumer Services	0.96%
Consumer Staples	1.68%
Energy	3.59%
Financial Services	57.04%
Health Care	2.97%
Integrated Oil	0.04%
Materials and Processing	5.36%
Producer Durables	2.56%
Technology	3.86%
Transportation	0.19%
Utilities	2.69%
U.S. Government	4.25%
Repurchase Agreement	2.56%
Total	100.00%

*	A sector may comprise several industries.